                                                      1933 Act File No. 33-20673
                                                      1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                       ------

     Pre-Effective Amendment No.         ..............................
                                 --------                              ------

     Post-Effective Amendment No. 61 ..................................  X
                                 ----                                  ------

                                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                 ------

     Amendment No. 62 .................................................  X
                  ----                                                 ------

                               MTB GROUP OF FUNDS
                          (Retail/Institutional Funds)

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b) _X_ on August 30, 2004 pursuant to paragraph (b)(1)(iii) 60 days after filing pursuant to paragraph (a)
(i) on ______________ pursuant to paragraph (a) (i) _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii)
of Rule 485.

If appropriate, check the following box:

_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037
[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

RETAIL CLASS A, B & C PROSPECTUS: August 31, 2004

MTB U.S. Treasury Money Market Fund*	MTB Pennsylvania Municipal Bond Fund	MTB Equity Index Fund
MTB U.S. Government Money Market Fund*	MTB Maryland Municipal Bond Fund	MTB Large Cap Stock Fund
MTB Tax Free Money Market Fund*	MTB Intermediate-Term Bond Fund	MTB Large Cap Growth Fund
MTB Money Market Fund	MTB Income Fund	MTB Multi Cap Growth Fund
MTB New York Tax-Free Money Market Fund*	MTB Managed Allocation Fund—Conservative Growth	MTB Mid Cap Stock Fund
MTB Pennsylvania Tax Free Money Market Fund*	MTB Managed Allocation Fund—Moderate Growth	MTB Mid Cap Growth Fund
MTB Short Duration Government Bond Fund	MTB Managed Allocation Fund—Aggressive Growth	MTB Small Cap Stock Fund
MTB Short-Term Corporate Bond Fund	MTB Balanced Fund	MTB Small Cap Growth Fund†
MTB U.S. Government Bond Fund	MTB Equity Income Fund	MTB International Equity Fund
MTB New York Municipal Bond Fund	MTB Large Cap Value Fund

† Only MTB Small Cap Growth offers Class C Shares
* Offer Class A Shares only

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[Logo of MTB Group of Funds]

August 31, 2004 : RETAIL A, B & C CLASS PROSPECTUS

Introduction – Information Common to All Funds

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Each portfolio (each, a Fund) of MTB Group of Funds (Trust) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

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Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund’s assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.

How to Read this Prospectus

MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Class A, Class B and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

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Contents

Fund Goals, Strategies, Risks and Performance	1
Money Market Funds	3
Bond Funds	18
Managed Allocation Funds	42
Balanced Funds	50
Stock Funds	54
Principal Securities of the Funds	89
Other Investment Strategies	95
Specific Risks of Investing in the Funds	96
How Are Shares Priced?	99
How to Purchase, Redeem, and Exchange Shares	103
Account and Share Information	107
Who Manages the Funds?	108
Financial Highlights	114
More Information About MTB Group of Funds	132

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MTB Funds	•	Are NOT FDIC Insured	•	Have No Bank Guarantee	•	May Lose Value

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

This prospectus of the Trust offers Class A Shares of five Money Market Funds; Class A Shares and Class B Shares of 23 Funds, including ten Stock Funds, three Managed Allocation Funds, one Balanced Fund, eight Bond Funds, and one Money Market Fund; and Class A, Class B and Class C Shares of one Stock Fund. Under a separate prospectus, the Trust offers one or more additional classes of shares (Institutional Shares, Institutional I Shares, Institutional II Shares, or Class S Shares) for each Fund covered by this prospectus (except for the three Managed Allocation Funds); and one additional Balanced Fund and one additional Money Market Fund.

The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose Class A Shares, Class B Shares or Class C Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Group of Funds Which Succeeded the ARK Funds

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Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

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Successor MTB Fund	Former ARK Portfolio (sometimes referred to as “Accounting Survivor”)

MTB Large Cap Stock Fund	ARK Value Equity Portfolio

MTB Equity Index Fund	ARK Equity Index Portfolio

MTB Equity Income Fund	ARK Equity Income Portfolio

MTB Mid Cap Growth Fund	ARK Mid Cap Equity Portfolio

MTB Small Cap Growth Fund	ARK Small Cap Equity Portfolio

MTB Multi Cap Growth Fund	ARK Capital Growth Portfolio

MTB Balanced Fund	ARK Balanced Portfolio

MTB Income Fund	ARK Income Portfolio

MTB Intermediate-Term Bond Fund	ARK Intermediate Fixed Income Portfolio

MTB Short-Term Corporate Bond Fund	ARK Short-Term Bond Portfolio

MTB Maryland Municipal Bond Fund	ARK Maryland Tax-Free Portfolio

MTB Pennsylvania Municipal Bond Fund	ARK Pennsylvania Tax-Free Portfolio

MTB U.S. Government Money Market Fund	ARK U.S. Government Money Market Portfolio

MTB Tax-Free Money Market Fund	ARK Tax-Free Money Market Portfolio

MTB Pennsylvania Tax-Free Money Market Fund	ARK Pennsylvania Tax-Free Money Market Portfolio

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Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired Allfirst Financial Inc., Allfirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

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Performance and Financial History of MTB Group of Funds Which Succeeded the Governor Funds

Each of the following Funds (Successor MTB Fund) is a successor to a corresponding portfolio of the Governor Funds (Corresponding Governor Fund) pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund	Corresponding Governor Fund

MTB International Equity Fund	International Equity Fund

MTB Small Cap Stock Fund	Aggressive Growth Fund

MTB Managed Allocation Fund—Aggressive Growth	Lifestyle Growth Fund

MTB Managed Allocation Fund—Moderate Growth	Lifestyle Moderate Growth Fund

MTB Managed Allocation Fund—Conservative Growth	Lifestyle Conservative Fund

MTB Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)	Limited Duration Government Securities Fund

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the Corresponding Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each Corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the Corresponding Governor Funds had different fee and expense arrangements.

Performance

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

Bar Charts

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The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares through the most recent calendar year. For Funds that also offer Class B and/or Class C Shares, Class A Shares performance is shown because it has the longest operating history. For MTB Pennsylvania Tax-Free Money Market Fund, MTB Short Duration Government Bond Fund, MTB Short-Term Corporate Bond Fund, and MTB Intermediate Term Bond Fund, performance is shown for Institutional I Shares of each Fund (which are offered in a separate prospectus for MTB Funds), because Class A, Class B or Class C Shares for these Funds have not had a full calendar year of performance.

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Average Annual Total Return Tables

Following the bar chart is a performance table showing the Average Annual Total Return for Class A, Class B and Class C Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2003. The Funds’ total return figures reflect the maximum sales charge that could apply (except for the Money Market Funds and Institutional I Shares of MTB Pennsylvania Tax Free Money Market Fund, MTB Short Duration Government Bond Fund and MTB Short-Term Corporate Bond Fund, which do not impose a sales charge). The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund’s performance. You cannot invest directly in an index.

Risks Common to the Funds

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB U.S. TREASURY MONEY MARKET FUND

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Cusip: 55376V861 Symbol: VSTXX (Class A Shares)

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Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

• Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

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Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

Best Quarter
1.47% (12/31/00)

Worst Quarter
0.09% (12/31/03)

Historically the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.17%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for the iMoneyNet, Inc. Treasury Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	0.50%	3.03%	3.89%

iMoneyNet, Inc. Treasury Retail Average	0.46%	2.95%	3.76%

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2003 was 0.43%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.

Shareholder Fees

Class A

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Class A

Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses(5)	0.13%

Total Annual Fund Operating Expenses	1.13%

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.51%
Total Actual Annual Fund Operating Expenses (after waivers)(6)	0.62%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.35% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending April 30, 2005.
(6) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares was 0.61% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
	$115	$359	$622	$1,375

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MTB U.S. GOVERNMENT MONEY MARKET FUND

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Cusip: 55376V804 Symbol: AGAXX (Class A Shares)

Goal

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To seek current income and provide liquidity and security of principal.

Strategy

The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

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Performance Information

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Risk/Return Bar Chart

Performance Over 6 Years

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Best Quarter
1.52% (12/31/00)

Worst Quarter
0.10% (9/30/03)

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Historically the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

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The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.22%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for the iMoneyNet, Inc. Government Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

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(For the calendar periods ended December 31, 2003)

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			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	0.55%	3.15%	3.58%

iMoneyNet, Inc. Government
Retail Average	0.50%	3.08%	3.39%

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(1) The Fund’s Class A Shares Start of Performance date was July 7, 1997.

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2003 was 0.44%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

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This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.

Shareholder Fees

Class A

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

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Class A

Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses(5)	0.12%

Total Annual Fund Operating Expenses	1.12%

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.46%
Total Actual Annual Fund Operating Expenses (after waivers)(6)	0.66%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.32% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending April 30, 2005.
(6) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares was 0.65% for the fiscal year ended April 30, 2004.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
	$114	$356	$617	$1,363

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MTB TAX-FREE MONEY MARKET FUND

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Cusip: 55376V200 Symbol: ATFXX (Class A Shares)

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Goal

Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

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Performance Information

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Risk/Return Bar Chart

Performance Over 9 Years

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Best Quarter
0.94% (12/31/00)

Worst Quarter
0.08% (9/30/03)

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Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.19%.

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for iMoneyNet, Inc. Tax-Free Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	0.46%	1.96%	2.48%

iMoneyNet, Inc. Tax-Free Retail Average	0.45%	1.91%	2.38%

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(1) The Fund’s Class A Shares start of performance was March 15, 1994.

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2003 was 0.55%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.

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Shareholder Fees

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Class A

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses
(Before Waivers)(1)

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Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

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Class A

Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses(5)	0.18%

Total Annual Fund Operating Expenses	1.18%

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.56%
Total Actual Annual Fund Operating
Expenses (after waivers)(6)	0.62%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2005.
(6) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares was 0.62% for the fiscal year ended April 30, 2004.

Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$120	$375	$649	$1,432


MTB MONEY MARKET FUND


Cusip: 55376T460 Symbol: VSMXX (Class A Shares)
Cusip: 55376T452 Symbol: ARBXX (Class B Shares)


Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.


Performance Information


Risk/Return Bar Chart

Performance Over 10 Years


Best Quarter
1.53% (9/30/00)

Worst Quarter
0.10% (12/31/03)


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.


The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.19%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares Average Annual Total Returns, for the calendar periods ended December 31, 2003. The table also shows returns for iMoneyNet, Inc. First Tier Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

				Start of
	1 Year	5 Years	10 Years	Performance(1)

Class A Shares

Return Before Taxes	0.50%	3.15%	4.02%	N/A

iMoneyNet, Inc. First
Tier Retail Average	0.49%	3.08%	3.94%	N/A

Class B Shares

Return Before Taxes	N/A	N/A	N/A	0.04%

(1) The Class B Shares start of performance was August 18, 2003.

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2003 was 0.40%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.


Shareholder Fees

Fees Paid Directly From Your Investment


	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)	None	5.00%(1)

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses
(Before Waivers)(2)


Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


	Class A	Class B

Management Fee(3)	0.50%	0.50%

Distribution (12b-1) Fee(4)	0.25%	0.75%

Shareholder Services Fee	0.25%	0.25%(5)

Other Expenses(6)	0.13%	0.13%

Total Annual Fund Operating Expenses	1.13%	1.63%

(1) A sales charge is imposed if you sell Class B Shares within six years of your intial purchase of Class B Shares of the Fund or another Fund from which you exchanged, whichever is longer. See “Sales charge when you redeem Class B Shares and Class C Shares.”
(2) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.43%	0.62%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	0.70%	1.01%
(3) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.29% for the fiscal year ending April 30, 2005.
(4) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.04% and 0.43%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the shareholder services fee for the Fund’s Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class B Shares (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2005.
(6) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending April 30, 2005.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 0.70% and 1.19%, respectively, for the period ended April 30, 2004.

Example


This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$115	$359	$622	$1,375
Expenses assuming no
redemption	$115	$359	$622	$1,375
Class B
Expenses assuming
redemption	$666	$814	$1,087	$1,799
Expenses assuming no
redemption	$166	$514	$887	$1,799


MTB NEW YORK TAX-FREE MONEY MARKET FUND


Cusip: 55376T338 Symbol: VNTXX (Class A Shares)


Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.


  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information


Risk/Return Bar Chart

Performance Over 10 Years


Best Quarter
0.95% (6/30/00)

Worst Quarter
0.08% (9/30/03)


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.19%.


Average Annual Total Return Table


The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	0.54%	2.01%	2.48%

iMoneyNet, Inc. Tax-Free State
Specific Retail Average	0.44%	1.87%	2.36%


The Fund’s 7-Day Net Yield as of December 31, 2003 was 0.57%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.


Shareholder Fees

Class A

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)


Class A

Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses(5)	0.17%

Total Annual Fund Operating Expenses	1.17%

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waiver of Fund Expenses	0.55%
Total Actual Annual Fund Operating
Expenses (after waivers)(6)	0.62%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares is expected to be 0.16% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending April 30, 2005.
(6) Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares was 0.63% for the fiscal year ended April 30, 2004.


Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$119	$372	$644	$1,420


MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND


Cusip: 55376T270 Symbol: MPAXX (Class A Shares)


Goal

Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.


  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information


Risk/Return Bar Chart

Performance Over 2 Years


Best Quarter
0.28% (6/30/02)

Worst Quarter
0.08% (9/30/03)


The total returns shown are for the Institutional I Shares, which is another class of shares offered by the Fund. The Institutional I Shares are not offered in this prospectus for the Fund’s Class A, Class B and Class C Shares. The total returns for the Fund’s Institutional I Shares are disclosed here because Class A Shares have only been offered since August 25, 2003. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Fund’s Institutional I Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.22%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

		Start of
	1 Year	Performance(1)

Institutional I Shares

Return Before Taxes	0.49%	1.01%

iMoneyNet, Inc. Tax-Free State
Specific Institutional Average	0.64%	1.12%

(1) The Fund’s Institutional I Shares start of performance date was May 1, 2001.

The Fund’s Institutional I Shares 7-Day Net Yield as of December 31, 2003 was 0.52%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.

Shareholder Fees

Class A

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses
(Before Waivers and Reimbursement)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Class A

Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses(5)	0.77%

Total Annual Fund Operating Expenses	1.77%

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers and Reimbursement of Fund Expenses	1.02%
Total Actual Annual Fund Operating
Expenses (after waivers and reimbursement)(6)	0.75%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2005.
(5) The portfolio accountant expects to voluntarily waive a portion of its fee and the advisor expects to voluntarily reimburse certain operating expenses of the Fund. This anticipated voluntary waiver and reimbursement can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) is expected to be 0.58% for the fiscal year ending April 30, 2005.
(6) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares is 0.82% for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$180	$557	$959	$2,084


MTB SHORT DURATION GOVERNMENT BOND FUND


Cusip: 55376T247 Symbol: ASTTX (Class A Shares)
Cusip: 55376T239 Symbol: MSDGX (Class B Shares)


Goal

To seek current income, with preservation of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities”. The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.


Performance Information

Risk/Return Bar Chart

Performance Over 8 Years

Best Quarter
3.51% (9/30/01)

Worst Quarter
(0.11)% (9/30/03)

The total returns shown above are for the Institutional I Shares, which is another class of shares offered by the MTB Short Duration Government Bond Fund. Institutional I Shares are not offered in this prospectus for the Fund’s Class A Shares and Class B Shares. The total returns for Institutional I Shares are disclosed here because Class A Shares have only been offered since August 18, 2003. These total returns would be substantially similar to the annual returns for Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Class A Shares will exceed those of the Institutional I Shares.

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.15)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Effective August 15, 2003, the Fund’s Institutional I Shares are no longer sold with a sales charge. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index. The LB1-3GB tracks the performance of short-term U.S. government and corporate bonds. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund ("commingled") accounts, for the period from October 31, 1995 through VISION Limited Duration Government Securities Fund’s commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Institutional I Shares

Return Before Taxes	1.02%	4.66%	4.90%

Return After Taxes on Distributions(2)	(0.12)%	2.62%	3.22%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	0.66%	2.70%	3.15%

LB1-3GB	2.01%	5.51%	5.86%

(1)	The Fund’s Institutional I Shares start of performance date was October 31, 1995.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	3.00%	None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
	Class A	Class B

Management Fee(2)	0.60%	0.60%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	0.17%	0.17%

Total Annual Fund Operating Expenses	1.27%	1.77%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.48%	0.32%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	0.79%	1.45%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.51% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.02% and 0.03%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 0.81% and 1.71%, respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$425	$691	$976	$1,788
Expenses assuming no
redemption	$425	$691	$976	$1,788
Class B
Expenses assuming
redemption	$680	$857	$1,159	$1,952
Expenses assuming no
redemption	$180	$557	$959	$1,952


MTB SHORT-TERM CORPORATE BOND FUND


Cusip: 55376T213 Symbol: MVSAX (Class A Shares)
Cusip: 55376T197 Symbol: MVSBX (Class B Shares)


Goal

Current income.

Strategy

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The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund’s 80% investment policy, U.S. corporate fixed income securities would include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.


In selecting securities for the Fund, the Advisor considers a security’s current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.


  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

Best Quarter
2.67% (9/30/98)

Worst Quarter
(0.88)% (3/31/02)

The total returns shown above are for the Institutional I Shares, which is another class of shares offered by the Fund. The Institutional I Shares are not offered in this prospectus for the Fund’s Class A and Class B Shares. The total returns for the Fund’s Institutional I Shares are disclosed here because Class A Shares have only been offered since August 25, 2003. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Fund’s Institutional I Shares.

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.07)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index. The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Institutional I Shares

Return Before Taxes	2.20%	4.35%	4.81%

Return After Taxes on Distributions(2)	1.21%	2.58%	2.87%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	1.42%	2.61%	2.88%

LB1-3GB	2.01%	5.51%	5.92%

(1)	The Fund’s Institutional I Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-Term Bond Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	3.00%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee	0.25%(4)	0.25%

Other Expenses(5)	0.25%	0.25%

Total Annual Fund Operating Expenses	1.45%	1.95%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.51%	0.20%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	0.94%	1.75%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.51% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.16% and 1.99%, respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$443	$745	$1,068	$1,983
Expenses assuming no
redemption	$443	$745	$1,068	$1,983
Class B
Expenses assuming
redemption	$698	$912	$1,252	$2,146
Expenses assuming no
redemption	$198	$612	$1,052	$2,146


MTB U.S. GOVERNMENT BOND FUND


Cusip: 55376V507 Symbol: VUGVX (Class A Shares)
Cusip: 55376V606 Symbol: AUSBX (Class B Shares)


Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.


Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

Best Quarter
6.45% (6/30/95)

Worst Quarter
(2.81)% (6/30/94)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.18)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Return, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-taxes returns depends on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Government Bond Index (LBUSGB), a broad-based market index. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

				Start of
	1 Year	5 Years	10 Years	Performance(1)

Class A Shares

Return Before Taxes	(2.31)%	4.64%	5.44%	N/A

Return After Taxes on Distributions(2)	(3.82)%	2.36%	3.04%	N/A

Return After Taxes on Distributions
and Sale of Fund Shares(2)	(1.50)%	2.51%	3.10%	N/A

Class B Shares

Return Before Taxes	N/A	N/A	N/A	(3.21)%

LBUSGB	2.36%	4.83%	6.72%	N/A

(1)	The Fund’s Class B Shares start of performance date was August 18, 2003.
(2)

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and showsthe effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	0.20%	0.20%

Total Annual Fund Operating Expenses	1.40%	1.90%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.45%	0.07%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	0.95%	1.83%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.65% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.06% and 0.24%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 0.93% and 1.90%, respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$586	$873	$1,181	$2,054
Expenses assuming no
redemption	$586	$873	$1,181	$2,054
Class B
Expenses assuming
redemption	$693	$897	$1,226	$2,092
Expenses assuming no
redemption	$193	$597	$1,026	$2,092


MTB NEW YORK MUNICIPAL BOND FUND


Cusip: 55376T361 Symbol: VNYFX (Class A Shares)
Cusip: 55376T353 Symbol: VNYBX (Class B Shares)


Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.


  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

Best Quarter
6.57% (3/31/95)

Worst Quarter
(4.48)% (3/31/94)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (1.39)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE). The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requries to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index. (For the calendar periods ended December 31, 2003)
				Start of
	1 Year	5 Years	10 Years	Performance(1)

Class A Shares

Return Before Taxes	(0.20)%	3.86%	4.80%	N/A

Return After Taxes
on Distributions(2)	(0.36)%	3.80%	4.74%	N/A

Return After Taxes on
Distributions and Sale of
Fund Shares(2)	1.25%	3.86%	4.71%	N/A

Class B Shares

Return Before Taxes	N/A	N/A	N/A	(0.55)%

LBNYTE	5.30%	5.86%	6.17%	N/A

(1)	The Class B Shares start of performance date was August 18, 2003.
(2)

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	0.27%	0.27%

Total Annual Fund Operating Expenses	1.47%	1.97%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.62%	0.32%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	0.85%	1.65%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.41% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares are expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) are expected to be 0.18% and 0.23%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.26% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 0.87% and 1.87%, respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$593	$894	$1,217	$2,128
Expenses assuming no
redemption	$593	$894	$1,217	$2,128
Class B
Expenses assuming
redemption	$700	$918	$1,262	$2,167
Expenses assuming no
redemption	$200	$618	$1,062	$2,167


MTB PENNSYLVANIA MUNICIPAL BOND FUND


Cusip: 55376T312 Symbol: APARX (Class A Shares)
Cusip: 55376T296 Symbol: APTBX (Class B Shares)


Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.


  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

Best Quarter
4.13% (9/30/02)

Worst Quarter
(2.58)% (6/30/99)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (1.54)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligations bonds, revenue bonds, insured bonds and prere-funded bonds with maturities between six and eight years. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	(0.21)%	3.57%	4.26%(3)

Return After Taxes
on Distributions(2)	(0.21)%	3.56%	4.21%(3)

Return After Taxes on
Distributions and Sale of
Fund Shares(2)	1.10%	3.60%	4.19%(3)

Class B Shares

Return Before Taxes	(1.41)%	5.49%	5.39%(4)

LB10MB	5.70%	5.91%	6.55%

LB7MB	5.45%	5.92%	6.22%

(1)	The Fund’s Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which was offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
(3)	The start of performance date was April 1, 1996. Class A Shares of the Fund were offered beginning March 23, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the predecessor ARK Fund on March 20, 1998. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
(4)

The start of performance date was April 1, 1996. Class B Shares of the Fund were offered beginning September 1, 1999. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 20, 1998. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
	Class A	Class B

Management Fee	0.70%	0.70%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Services Fee(2)	0.25%	0.25%

Other Expenses(3)	0.15%	0.15%

Total Annual Fund Operating Expenses	1.35%	1.85%(4)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.21%	0.02%
Total Actual Annual Fund Operating
Expenses (after waivers)(5)	1.14%	1.83%
(2) A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares are expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.05% and 0.24%, respectively, for the fiscal year ending April 30, 2005.
(3) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.14% for the fiscal year ending April 30, 2005.
(4) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(5) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.19% and 1.83%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$581	$858	$1,156	$2,001
Expenses assuming no
redemption	$581	$858	$1,156	$2,001
Class B
Expenses assuming
redemption	$688	$882	$1,201	$2,039
Expenses assuming no
redemption	$188	$582	$1,001	$2,039


MTB MARYLAND MUNICIPAL BOND FUND


Cusip: 55376T569 Symbol: ARMRX (Class A Shares)
Cusip: 55376T551 Symbol: AMTBX (Class B Shares)


Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.


  Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

Best Quarter
4.24% (12/31/00)

Worst Quarter
(2.11)% (6/30/03)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.91)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prere-funded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The Indexes are unmanaged, and it is not possible to invest directly in and index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	(0.17)%	3.71%	4.54%(3)

Return After Taxes on Distributions(2)	(0.17)%	3.69%	4.48%(3)

Return After Taxes on Distributions and
Sale of Fund Shares(2)	1.17%	3.74%	4.46%(3)

Class B Shares

Return Before Taxes	(1.09)%	6.22%	6.21%(4)

LB10MB	5.70%	5.91%	6.62%

LB7MB	5.45%	5.92%	6.31%

(1)	The Fund’s Class A and Class B Shares start of performance date was November 18, 1996.
(2)

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA and 401(k) plans.

(3)

The start of performance date was November 18, 1996. Class A Shares of the Fund were offered beginning January 2, 1997. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on November 18, 1996. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

(4)

The start of performance date was November 18, 1996. Class B Shares of the Fund were offered beginning September 1, 1999. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on November 18, 1996. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption
proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a
percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	0.21%	0.21%

Total Annual Fund Operating Expenses	1.41%	1.91%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.46%	0.20%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	0.95%	1.71%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.52% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.05% and 0.24%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.01% and 1.71%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$587	$876	$1,186	$2,065
Expenses assuming no
redemption	$587	$876	$1,186	$2,065
Class B
Expenses assuming
redemption	$694	$900	$1,232	$2,103
Expenses assuming no
redemption	$194	$600	$1,032	$2,103


MTB INTERMEDIATE-TERM BOND FUND


Cusip: 55376T833 Symbol: GVITX (Class A Shares)
Cusip: 55376T825 Symbol: IFIBX (Class B Shares)


Goal

Current income.

Strategy


The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.


In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.


  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

Best Quarter
5.81% (9/30/02)

Worst Quarter
(1.13)% (3/31/02)

The total returns shown above are for the Institutional I Shares, which is another class of shares offered by the Fund. The Institutional I Shares are not offered in this prospectus for the Fund’s Class A and Class B Shares. The total returns for the Fund’s Institutional I Shares are disclosed here because Class A Shares have only been offered since August 18, 2003. These total returns would be substantially similar to the annual returns for the Class A Shares over the period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Fund’s Institutional I Shares.

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.42)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate U.S. Government Bond Index and the Lehman Brothers Intermediate Government/Credit Index, broad-based market indexes. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Institutional I Shares

Return Before Taxes	3.68%	5.63%	6.06%

Return After Taxes on Distributions(2)	2.08%	3.59%	3.86%

Return After Taxes on Distributions and
Sale of Fund Shares (2)	2.60%	3.54%	3.80%

Lehman Brothers Intermediate
U.S. Government Bond Index	2.29%	6.18%	6.61%

Lehman Brothers Intermediate
Government/Credit Index	4.31%	6.65%	7.25%

(1)	The Fund’s Institutional I Shares start of performance date was November 18, 1996.
(2)

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	0.15%	0.15%

Total Annual Fund Operating Expenses	1.35%	1.85%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.59%	0.18%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	0.76%	1.67%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.59% for the fiscal year ending April 30, 2005.
(3) The distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.03% and 0.19%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.14% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares was 0.82% and 1.69%, respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$581	$858	$1,156	$2,001
Expenses assuming no
redemption	$581	$858	$1,156	$2,001
Class B
Expenses assuming
redemption	$688	$882	$1,201	$2,039
Expenses assuming no
redemption	$188	$582	$1,001	$2,039


MTB INCOME FUND


Cusip: 55376T874 Symbol: AKIRX (Class A Shares)
Cusip: 55376T866 Symbol: ARIBX (Class B Shares)


Goal

Primarily current income and secondarily capital growth.

Strategy

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The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

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In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.


  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

Best Quarter
6.58% (6/30/95)

Worst Quarter
(2.24)% (3/31/96)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.22)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, a broad based market index. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage backed securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance

Class A Shares

Return Before Taxes	(1.66)%	4.32%	5.43%(2)

Return After Taxes on Distributions(1)	(3.35)%	2.23%	3.18%(2)

Return After Taxes on Distributions and
Sale of Fund Shares (1)	(0.71)%	2.40%	3.21%(2)

Class B Shares

Return Before Taxes	(2.57)%	4.22%	5.17%(3)

Lehman Brothers U.S. Aggregate
Bond Index	4.10%	6.62%	6.95%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)	The start of performance date was July 16, 1993. Class A Shares of the Fund were offered beginning April 12, 1994. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio securities.
(3)

The start of performance date was July 16,1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16,1993 The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.60%	0.60%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Services Fee(3)	0.25%	0.25%

Other Expenses(4)	0.18%	0.18%

Total Annual Fund Operating Expenses	1.28%	1.78%(5)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.25%	0.05%
Total Actual Annual Fund Operating
Expenses (after waivers)(6)	1.03%	1.73%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.59% for the fiscal year ending April 30, 2005.
(3) A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.02% and 0.22%. respectively, for the fiscal year ending April 30, 2005.
(4) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2005.
(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(6) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.03% and 1.74%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$575	$838	$1,121	$1,926
Expenses assuming no redemption	$575	$838	$1,121	$1,926
Class B
Expenses assuming
redemption	$681	$860	$1,164	$1,963
Expenses assuming no
redemption	$181	$560	$964	$1,963


MTB MANAGED ALLOCATION FUNDS

Goal

MTB MANAGED ALLOCATION FUND — AGGRESSIVE GROWTH seeks capital appreciation.

MTB MANAGED ALLOCATION FUND — MODERATE GROWTH seeks capital appreciation and, secondarily, income.

MTB MANAGED ALLOCATION FUND — CONSERVATIVE GROWTH seeks capital appreciation and income.

Strategies

Each Managed Allocation Fund seeks to achieve its goal by investing in a combination of underlying funds (“Underlying Funds”) managed by the Advisor. Each Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that each Fund normally has exposure to each of these asset classes. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund’s goal based upon the Advisor’s view of economic conditions. In the case of MTB Managed Allocation Fund — Aggressive Growth and MTB Managed Allocation Fund — Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). With respect to MTB Managed Allocation Fund — Moderate Growth, however, the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can at times exceed the amount in equities. In the case of MTB Managed Allocation Fund — Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds can exceed the amount in Underlying Fixed Income Funds.

Certain of the Underlying Funds intend to invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

MTB Managed Allocation Fund — Aggressive Growth

The Fund currently plans to invest in shares of the following underlying MTB Funds within the percentage ranges indicated.


ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund – Aggressive Growth Assets)

MONEY MARKET FUNDS	0-20%
Prime Money Market Fund
U.S. Treasury Money Market Fund
Money Market Fund

FIXED INCOME FUNDS	0-30%
Short Duration Government Bond Fund
Intermediate-Term Bond Fund
U.S. Government Bond Fund
Income Fund
Short-Term Corporate Bond Fund

EQUITY FUNDS	70-100%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund


MTB Managed Allocation Fund — Moderate Growth

The Fund currently plans to invest in shares of the following MTB Funds within the percentage ranges indicated:


ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund – Aggressive Growth Assets)

MONEY MARKET FUNDS	5-45%
Prime Money Market Fund
U.S. Treasury Money Market Fund
Money Market Fund

FIXED INCOME FUNDS	15-50%
Short Duration Government Bond Fund
Intermediate-Term Bond Fund
U.S. Government Bond Fund
Income Fund
Short-Term Corporate Bond Fund

EQUITY FUNDS	40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund


MTB Managed Allocation Fund — Conservative Growth

The Fund currently plans to invest in shares of the following underlying MTB Funds within the percentage ranges indicated:


ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund – Aggressive Growth Assets)

MONEY MARKET FUNDS	5-50%
Prime Money Market Fund
U.S. Treasury Money Market Fund
Money Market Fund

FIXED INCOME FUNDS	35-70%
Short Duration Government Bond Fund
Intermediate-Term Bond Fund
U.S. Government Bond Fund
Income Fund
Short-Term Corporate Bond Fund

EQUITY FUNDS	5-35%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund


Goals, Strategies and Risks of the Underlying Funds

The goals, strategies and risks of each Underlying Fund other than MTB Prime Money Market Fund are set forth elsewhere in this prospectus. A summary of the goals, strategies and risks of MTB Prime Money Market Fund is as follows:

MTB Prime Money Market Fund. The goal of MTB Prime Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market investments. The Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. The Fund may invest primarily in bank instruments, corporate debt securities, municipal securities, variable rate demand instruments, mortgage-backed securities, asset-backed securities, Treasury securities, agency securities and repurchase agreements. The principal risks applicable to the Fund are interest rate risk, call risk, credit risk, prepayment risk and risk of foreign investment.

Additional information on MTB Prime Money Market Fund can be found in a separate MTB Funds prospectus, which is available by calling (800) 836-2211.

Risks Common to the Managed Allocation Funds

In addition to the risks of each Underlying Fund, each Managed Allocation Fund is subject to the following factors:

  Both the Managed Allocation Funds and the Underlying Funds in which they invest bear fees and expenses, so investment in a Managed Allocation Fund may be subject to certain duplicate expenses.
  The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which a Managed Allocation Fund may invest.

MTB MANAGED ALLOCATION FUND —
AGGRESSIVE GROWTH


Cusip: 55376T643 Symbol: VMAGX (Class A Shares)
Cusip: 55376T635 Symbol: VMABX (Class B Shares)

Performance Information

Risk/Return Bar Chart

Performance Over 4 Years

Best Quarter
14.61% (6/30/03)

Worst Quarter
(16.18)% (9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 1.78%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

	1 Year	Start of Performance(1)

Class A Shares

Return Before Taxes	19.66%	0.02%

Return After Taxes on Distributions(2)	19.27%	(0.59)%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	13.25%	(0.28)%

Class B Shares

Return Before Taxes	19.97%	(1.02)%

S&P 500	28.68%	(0.76)%

LBAB	4.10%	6.66%

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were February 18, 1999 and April 30, 2002, respectively.
(2)

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.00%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
	Class A	Class B

Management Fee(2)	0.25%	0.25%

Distribution (12b-1) Fee(3)	0.25%	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	0.85%	0.85%

Total Annual Fund Operating Expenses	1.60%	2.10%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.58%	0.51%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	1.02%	1.59%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ending April 30, 2005.
(3) All or a portion of the distribution (12b-1) fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.57%, respectively, for the fiscal year ending April 30, 2005.
(4) The shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.84% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.00% and 1.65%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$655	$980	$1,327	$2,305
Expenses assuming no
redemption	$655	$980	$1,327	$2,305
Class B
Expenses assuming
redemption	$713	$958	$1,329	$2,304
Expenses assuming no
redemption	$213	$658	$1,129	$2,304


MTB MANAGED ALLOCATION FUND — MODERATE GROWTH


Cusip: 55376T593 Symbol: VMMGX (Class A Shares)
Cusip: 55376T585 Symbol: VMMBX (Class B Shares)

Performance Information

Risk/Return Bar Chart

Performance Over 4 Years

Best Quarter
9.76% (6/30/03)

Worst Quarter
(9.90)% (9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 1.02%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

	1 Year	Start of Performance(1)

Class A Shares

Return Before Taxes	11.87%	1.43%

Return After Taxes on Distributions(2)	11.33%	0.46%

Return After Taxes on Distributions
and Sale of Fund Shares(2)	7.95%	0.65%

Class B Shares

Return Before Taxes	10.95%	(0.47)%

S&P 500	28.68%	(0.92)%

LBAB	4.10%	6.60%

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were February 4, 1999 and April 30, 2002, respectively.
(2)

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.25%	0.25%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee	0.25%(4)	0.25%

Other Expenses(5)	0.52%	0.52%

Total Annual Fund Operating Expenses	1.27%	1.77%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.27%	0.02%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	1.00%	1.75%

(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.13% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.51% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 0.88% and 1.67%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$574	$835	$1,116	$1,915
Expenses assuming no
redemption	$574	$835	$1,116	$1,915
Class B
Expenses assuming
redemption	$680	$857	$1,159	$1,952
Expenses assuming no
redemption	$180	$557	$959	$1,952


MTB MANAGED ALLOCATION FUND —
CONSERVATIVE GROWTH


Cusip: 55376T627 Symbol: VMCGX (Class A Shares)
Cusip: 55376T619 Symbol: VMCBX (Class B Shares)

Performance Information

Risk/Return Bar Chart

Performance Over 4 Years

Best Quarter
5.56% (6/30/03)

Worst Quarter
(2.66)% (9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.07%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

	1 Year	Start of Performance(1)

Class A Shares

Return Before Taxes	4.18%	2.42%

Return After Taxes on Distributions(2)	3.32%	1.11%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	2.95%	1.26%

Class B Shares

Return Before Taxes	2.73%	0.59%

S & P 500	28.68%	(1.29)%

LBAB	4.10%	6.60%

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were February 3, 1999 and April 30, 2002, respectively.
(2)

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment
	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	4.00%	None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers and Reimbursement)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.25%	0.25%

Distribution (12b-1) Fee(3)	0.25%	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	1.26%	1.26%

Total Annual Fund Operating Expenses	2.01%	2.51%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers and Reimbursement of Fund Expenses	1.01%	0.95%
Total Actual Annual Fund Operating
Expenses (after waivers and reimbursement)(7)	1.00%	1.56%
(2) The advisor expects to voluntarily waive the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(3) All or a portion of the distribution (12b-1) fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.56%, respectively, for the fiscal year ending April 30, 2005.
(4) The shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2005.
(5) The portfolio accountant expects to voluntarily waive a portion of its fee and the advisor expects to voluntarily reimburse certain operating expenses of the Fund. This anticipated voluntary waiver and reimbursement can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) is expected to be 1.00% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.00% and 1.67%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$596	$1,005	$1,440	$2,644
Expenses assuming no
redemption	$596	$1,005	$1,440	$2,644
Class B
Expenses assuming
redemption	$754	$1,082	$1,535	$2,723
Expenses assuming no
redemption	$254	$782	$1,335	$2,723


MTB BALANCED FUND


Cusip: 55376T106 Symbol: ARBAX (Class A Shares)
Cusip: 55376T205 Symbol: ABLDX (Class B Shares)


Goal

To provide total return. The Fund’s total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

Strategy

The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund’s Advisor will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Advisor considers each company’s current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also maintain at least 25% of its assets in investment-grade and non-investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. No more than 15% of the Fund’s total assets may be invested in non-investment grade fixed income securities. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends.

In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.


  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

Best Quarter
18.25%
(12/31/98)

Worst Quarter
(11.71)%
(9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Total Returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.11)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, the Standard & Poor’s 500 Index (S&P 500) and the Standard & Poor’s 500 Barra Growth Index (S&P 500/BG), respectively, broad-based market indexes. The Advisor has elected to change the Fund’s broad-based market index to the S&P 500/BG from the S&P 500 because it is more reflective of the Fund’s current investment strategy. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage backed securities. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BG is a capitalization-weighted index of the stocks in the S&P 500 having the highest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market-capitalzation basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	15.26%	1.70%	7.46%*

Return After Taxes on Distributions(1)	14.86%	0.57%	5.53%*

Return After Taxes on Distributions and Sale of Fund Shares(1)	9.90%	0.89%	5.34%*

Class B Shares

Return Before Taxes	16.15%	1.75%	7.19%**

Lehman Brothers U.S. Aggregate Bond Index	4.10%	6.62%	6.95%

S&P 500	28.68%	(0.57)%	11.07%

S&P 500/BG	25.66%	(3.48)%	11.12%

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* Class A Shares of the Fund were offered beginning March 9, 1994. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

** Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of
offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.65%	0.65%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	0.23%	0.23%

Total Annual Fund Operating Expenses	1.38%	1.88%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of Fund Expenses	0.28%	0.08%
Total Actual Annual Fund Operating Expenses (after waivers)(7)	1.10%	1.80%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.64% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2005.
(4) All or a portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.19%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.12% and 1.82%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$683	$963	$1,264	$2,116
Expenses assuming no redemption	$683	$963	$1,264	$2,116
Class B
Expenses assuming
redemption	$691	$891	$1,216	$2,071
Expenses assuming no
redemption	$191	$591	$1,016	$2,071


MTB EQUITY INCOME FUND


Cusip: 55376T403 Symbol: ARERX (Class A Shares)
Cusip: 55376T502 Symbol: AEIBX (Class B Shares)


Goal

Current income and growth of capital.

Strategy

The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund’s Advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

Best Quarter
15.51%
(6/30/03)

Worst Quarter
(19.21)%
(9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 1.50%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	15.65%	(0.50)%	4.93%

Return After Taxes on Distributions(2)	15.02%	(1.67)%	3.19%

Return After Taxes on Distributions
and Sale of Fund Shares(2)	10.12%	(0.95)%	3.40%

Class B Shares

Return Before Taxes	N/A	N/A	7.33%

S&P 500	28.68%	(0.57)%	7.55%

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were November 18, 1996 and August 25, 2003, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee	0.25%(4)	0.25%

Other Expenses(5)	0.26%	0.26%

Total Annual Fund Operating Expenses	1.46%	1.96%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.23%	0.02%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	1.23%	1.94%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.69% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.17% and 1.97%, respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$690	$986	$1,304	$2,200
Expenses assuming no
redemption	$690	$986	$1,304	$2,200
Class B
Expenses assuming
redemption	$699	$915	$1,257	$2,156
Expenses assuming no
redemption	$199	$615	$1,057	$2,156


MTB LARGE CAP VALUE FUND


Cusip: 55376T684 Symbol: VEINX (Class A Shares)
Cusip: 55376T676 Symbol: VLCVX (Class B Shares)


Goal

To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks, as well as convertible securities. The Advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.


Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

Best Quarter
19.35%
(6/30/03)

Worst Quarter
(21.47)%
(9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 2.69%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Return, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition , Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-taxes returns depends on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to-book companies forming the index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stock representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance . The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	26.80%	(1.23)%	2.08%

Return After Taxes on Distributions(2)	26.42%	(2.05)%	1.28%

Return After Taxes on Distributions and Sale of Fund Shares(2)	17.39%	(1.52)%	1.29%

Class B Shares

Return Before Taxes	27.86%	N/A	(0.44)%

S&P 500/BV	31.79%	1.89%	(0.55)%

(1)	The Fund’s Class A and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee	0.25%(4)	0.25%

Other Expenses(5)	0.26%	0.26%

Total Annual Fund Operating Expenses	1.46%	1.96%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.33%	0.04%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	1.13%	1.92%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.67% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.14% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.07%, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.06% and 1.98%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
edemption	$690	$986	$1,304	$2,200
Expenses assuming no
redemption	$690	$986	$1,304	$2,200
Class B
Expenses assuming
redemption	$699	$915	$1,257	$2,156
Expenses assuming no
redemption	$199	$615	$1,057	$2,156


MTB EQUITY INDEX FUND


Cusip: 55376T700 Symbol: ARKAX (Class A Shares),
Cusip: 55376T809 Symbol: ARKBX (Class B Shares)


Goal

Investment results that correspond to the performance of the Standard & Poor’s 500 Index (S&P 500).

Strategy

The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund’s performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund’s benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.


Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

Best Quarter
21.14%
(12/31/98)

Worst Quarter
(17.19)%
(9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 3.09%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	20.41%	(1.94)%	3.16%

Return After Taxes on Distributions(2)	19.99%	(3.15)%	1.96%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	13.24%	(2.01)%	2.29%

Class B Shares

Return Before Taxes	N/A	N/A	7.07%

S&P 500	28.68%	(0.57)%	3.95%

(1)	The Fund’s Class A and Class B Shares start of performance date were November 18, 1996 and August 25, 2003, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers and Reimbursement)(1)

Expenses That are Deducted From Fund Assets
(as percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.20%	0.20%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Services Fee	0.25%(3)	0.25%

Other Expenses(4)	0.31%	0.31%

Total Annual Fund Operating Expenses	1.01%	1.51%(5)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers and Reimbursement of Fund Expenses	0.45%	0.23%
Total Actual Annual Fund Operating
Expenses (after waivers and reimbursement)(6)	0.56%	1.28%
(2) The advisor expects to voluntarily waive the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(3) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.03% for the fiscal year ending April 30, 2005.
(4) The portfolio accountant expects to voluntarily waive a portion of its fee and the advisor expects to voluntarily reimburse certain operating expenses of the Fund. This anticipated voluntary waiver and reimbursement can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) is expected to be 0.28% for the fiscal year ending April 30, 2005.
(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(6) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 0.57% and 1.29%, respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$647	$854	$1,077	$1,718
Expenses assuming no redemption	$647	$854	$1,077	$1,718
Class B
Expenses assuming
redemption	$654	$777	$1,024	$1,667
Expenses assuming no
redemption	$154	$477	$824	$1,667


MTB LARGE CAP STOCK FUND


Cusip: 55376T726 Symbol: GVEGX (Class A Shares)
Cusip: 55376T718 Symbol: AVEBX (Class B Shares)


Goal

Growth of principal.

Strategy

The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion.

In selecting investments for the Fund, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management’s ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor’s investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.


  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

Best Quarter
18.95%
(12/31/98)

Worst Quarter
(19.11)%
(9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 1.09%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard and Poor’s S&P 500/Barra Value Index (S&P 500/BV), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	18.26%	(1.56)%	6.62%(3)

Return After Taxes on Distributions(2)	18.19%	(3.25)%	4.39%(3)

Return After Taxes on Distributions and Sale of Fund Shares(2)	11.86%	(1.71)%	4.80%(3)

Class B Shares

Return Before Taxes	19.23%	(1.43)	6.23%(4)

S&P 500	28.68%	(0.57)%	8.78%

S&P 500/BV	31.79%	1.89%	7.95%

(1)	The Fund’s Class A and Class B Shares start of performance dates was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the ARK Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
(3)	The Start of performance date was April 1,1998. Class A Shares of the Fund were offered beginning April 1, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 27, 1998. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
(4)	The Start of performance date was April 1, 1996. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 27, 1998. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as percentage of average net assets)

	Class A	Class B

Management Fee	0.85%	0.85%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Services Fee	0.25%(2)	0.25%

Other Expenses(3)	0.16%	0.16%

Total Annual Fund Operating Expenses	1.51%	2.01%(4)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.24%	0.01%
Total Actual Annual Fund Operating
Expenses (after waivers)(5)	1.27%	2.00%
(2) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.02%, for the fiscal year ending April 30, 2005.
(3) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending April 30, 2005.
(4) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(5) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.26% and 2.02%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption
	$695	$1,001	$1,328	$2,252
Expenses assuming no redemption
	$695	$1,001	$1,328	$2,252
Class B
Expenses assuming redemption
	$704	$930	$1,283	$2,209
Expenses assuming no redemption
	$204	$630	$1,083	$2,209


MTB LARGE CAP GROWTH FUND


Cusip: 55376T767 Symbol: VLCPX (Class A Shares)
Cusip: 55376T759 Symbol: VLGRX (Class B Shares)


Goal

To provide capital appreciation.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage; and
  are currently, or have the potential to become industry leaders.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.


Performance Information

Risk/Return Bar Chart

Performance Over 3 Years

Best Quarter
10.41%
(12/31/01)

Worst Quarter
(15.30)%
(3/31/01)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total return displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 3.60%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor’s 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

		Start of
	1 Year	Performance(1)

Class A Shares

Return Before Taxes	10.62%	(8.67)%

Return After Taxes on Distributions(2)	10.62%	(8.67)%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	6.90%	(7.22)%

Class B Shares

Return Before Taxes	11.16%	(9.67)%

S&P 500	28.68%	(5.49)%

Russell 1000	29.89%	3.08%

S&P 500/BG	25.66%	(11.05)%

(1)	The Fund’s Class A and Class B Shares start of performance dates were March 20, 2000 and April 6, 2000, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401k plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.85%	0.85%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee	0.25%(4)	0.25%

Other Expenses(5)	0.35%	0.35%

Total Annual Fund Operating Expenses	1.70%	2.20%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.39%	0.13%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	1.31%	2.07%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.73% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.13% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.34% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.27% and 2.14%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$713	$1,056	$1,422	$2,448
Expenses assuming no
redemption	$713	$1,056	$1,422	$2,448
Class B
Expenses assuming
redemption	$723	$988	$1,380	$2,408
Expenses assuming no
redemption	$223	$688	$1,180	$2,408


MTB MULTI CAP GROWTH FUND


Cusip: 55376T395 Symbol: ARGAX (Class A Shares)
Cusip: 55376T387 Symbol: ACPLX (Class B Shares)


Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small-, mid- and large-size companies. These companies generally fall into the following dollar ranges of market capitalizations, which are measured at time of purchase: small-cap ($2 billion or less); mid-cap ($1 billion to $15 billion); and large-cap ($3 billion or more).


The Fund’s Advisor will shift the emphasis among companies in the various market capitalization categories according to changes in economic conditions, stock market fundamentals and other pertinent factors. In selecting securities for the Fund, the Advisor considers each company’s current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund’s Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

Best Quarter
34.98%
(12/31/98)

Worst Quarter
(22.85)%
(9/30/01)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.35%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), the Russell 2000 Growth Index and the Russell 3000 Growth Index, broad-based market indexes. The Advisor has elected to change the Fund’s broad-based market index to the Russell 3000 Growth Index from the Russell 2000 Growth Index because it is more reflective of the Fund’s current investment strategy. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index Companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	27.11%	(1.34)%	8.21%(2)

Return After Taxes on Distributions(1)	27.11%	(2.18)%	6.25%(2)

Return After Taxes on Distributions and
Sale of Fund Shares(1)	17.62%	(1.34)%	6.06%(2)

Class B Shares

Return Before Taxes	28.68%	(1.29)%	7.76%(3)

S&P 500	28.68%	(0.57)%	11.07%

Russell 2000 Growth	48.54%	0.86%	5.43%

Russell 3000 Growth	30.97%	(4.69)%	8.81%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)	The start of performance date was July 16, 1993. Class A Shares of the Fund were offered beginning March 9, 1994. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
(3)	The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.70%	0.70%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	0.29%	0.29%

Total Annual Fund Operating Expenses	1.49%	1.99%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.30%	0.10%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	1.19%	1.89%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.68% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.18%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.28% for the fiscal year ended April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.20% and 1.92%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$693	$995	$1,318	$2,232
Expenses assuming no
redemption	$693	$995	$1,318	$2,232
Class B
Expenses assuming
redemption	$702	$924	$1,273	$2,188
Expenses assuming no
redemption	$202	$624	$1,073	$2,188


MTB MID CAP STOCK FUND


Cusip: 55376T494 Symbol: VMCSX (Class A Shares)
Cusip: 55376T486 Symbol: VMCPX (Class B Shares)


Goal

To provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. Equity securities include common and preferred stocks as well as convertible securities. Independence Investment LLC (Independence), the Fund’s sub-advisor, will select stocks based upon both their relative value and potential for growth. The Fund’s total return will result mostly from capital appreciation rather than income.

MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the “Acquired Funds”) in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

Best Quarter
27.55%
(6/30/99)

Worst Quarter
(25.98)%
(9/30/98)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 2.16%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the midrange of the U.S. stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

				Start of
	1 Year	5 Years	10 Years	Performance(1)

Class A Shares

Return Before Taxes	21.45%	6.39%	9.46%	N/A

Return After Taxes on
Distributions(2)	21.45%	5.29%	7.73%	N/A

Return After Taxes on
Distributions and

Sale of Fund Shares(2)	13.94%	4.88%	7.34%	N/A

Class B Shares

Return Before Taxes	22.39%	N/A	N/A	3.74%

S&P Mid Cap 400	35.62%	9.22%	13.93%	N/A

RMC	40.06%	7.23%	12.18%	N/A

(1)	The Fund’s Class B Shares start of performance dates was March 14, 2000.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of
offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.85%	0.85%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee	0.25%(4)	0.25%

Other Expenses(5)	0.25%	0.25%

Total Annual Fund Operating Expenses	1.60%	2.10%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.41%	0.07%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	1.19%	2.03%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.79% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.13% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.03% for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.22% and 2.12%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$704	$1,027	$1,373	$2,346
Expenses assuming no
redemption	$704	$1,027	$1,373	$2,346
Class B
Expenses assuming
redemption	$713	$958	$1,329	$2,304
Expenses assuming no
redemption	$213	$658	$1,129	$2,304


MTB MID CAP GROWTH FUND


Cusip: 55376T536 Symbol: AMCRX (Class A Shares)
Cusip: 55376T528 Symbol: MCEBX (Class B Shares)


Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. The Fund’s Advisor chooses stocks of mid-cap companies that have significant growth potential.

In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

Best Quarter
30.55%
(12/31/98)

Worst Quarter
(15.92)%
(9/30/01)

The Fund’s Class A Shares commenced operations on September 1, 1999. Performance results before September 1, 1999 are shown for the Fund’s Institutional I Shares, which are not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Fund’s Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 4.04%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG), a broad based market index. The S&P Mid Cap 400/BG is a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 having the highest price-to-book ratios. Total returns for the index shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	26.52%	4.37%	10.16%

Return After Taxes on Distributions(2)	26.52%	2.65%	8.41%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	17.23%	3.06%	8.11%

Class B Shares

Return Before Taxes	N/A	N/A	8.46%

S&P Mid Cap 400/BG	30.98%	6.47%	13.75%

(1)	The Fund’s Class A and Class B Shares start of performance dates were November 18, 1996 and August 25, 2003, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarentee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.85%	0.85%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee	0.25%(4)	0.25%

Other Expenses(5)	0.25%	0.25%

Total Annual Fund Operating Expenses	1.60%	2.10%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.31%	0.05%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	1.29%	2.05%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.81% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.18% for the fiscal year ending April 30, 2005.
(4) A portion of the shareholder services fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.06%, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.25% and 2.08%, respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$704	$1,027	$1,373	$2,346
Expenses assuming no
redemption	$704	$1,027	$1,373	$2,346
Class B
Expenses assuming
redemption	$713	$958	$1,329	$2,304
Expenses assuming no
redemption	$213	$658	$1,129	$2,304


MTB SMALL CAP STOCK FUND


Cusip: 55376T130 Symbol: GVAGX (Class A Shares)
Cusip: 55376T122 Symbol: VSCSX (Class B Shares)


Goal

To seek growth of capital.

Strategy

The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase under $2 billion. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

Risk/Return Bar Chart

Performance Over 9 Years

Best Quarter
29.22%
(6/30/03)

Worst Quarter
(19.50)%
(9/30/98)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 2.13%.

Average Annual Total Return Table

The following table represents Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000), a broad-based market index. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 index which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of the Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating from July 1, 1994 through Small Cap Stock Fund’s commencement of operations February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	50.27%	9.51%	12.44%

Return After Taxes on Distributions(2)	47.44%	5.69%	10.14%

Return After Taxes on Distributions
and Sale of Fund Shares(2)	34.00%	5.95%	9.68%

Class B Shares

Return Before Taxes	52.69%	N/A	10.62%

Russell 2000	47.25%	7.13%	10.73%

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were July 1, 1994 and January 10, 2001, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
proceeds, as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as percentage of average net assets)

	Class A	Class B

Management Fee(2)	0.85%	0.85%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee	0.25%	0.25%

Other Expenses(4)	0.20%	0.20%

Total Annual Fund Operating Expenses	1.55%	2.05%(5)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.24%	0.02%
Total Actual Annual Fund Operating
Expenses (after waivers)(6)	1.31%	2.03%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.84% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.03% for the fiscal year ending April 30, 2005.
(4) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending April 30, 2005.
(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(6) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.25% and 2.05%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$699	$1,013	$1,348	$2,294
Expenses assuming no
redemption	$699	$1,013	$1,348	$2,294
Class B
Expenses assuming
redemption	$708	$943	$1,303	$2,251
Expenses assuming no
redemption	$208	$643	$1,103	$2,251


MTB SMALL CAP GROWTH FUND


Cusip: 55376T171 Symbol: ARPAX (Class A Shares)
Cusip: 55376T163 Symbol: ASEBX (Class B Shares)
Cusip: 55376T155 Symbol: ARPCX (Class C Shares)


Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Advisor defines small-cap companies as companies with a market capitalization of $2 billion or less. The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Advisor may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

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Performance Information

Risk/Return Bar Chart

Performance Over 8 Years

Best Quarter
82.12%
(12/31/99)

Worst Quarter
(23.59)%
(9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder’s account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.16%.

Average Annual Total Return Table

The following table represents the Fund’s Class A, Class B and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000) and the Russell 2000 Growth Index (Russell 2000 Growth), broad-based market indexes. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class A Shares

Return Before Taxes	45.35%	17.93%	17.21%(3)

Return After Taxes on Distributions(2)	45.35%	14.40%	13.24%(3)

Return After Taxes on Distributions
and Sale of Fund Shares(2)	29.48%	13.51%	12.57%(3)

Class B Shares

Return Before Taxes	47.60%	18.29%	17.05%(4)

Class C Shares

Return Before Taxes	51.68%	18.08%	16.78%

Russell 2000 Growth	48.54%	0.86%	4.33%

Russell 2000	47.25%	0.86%	9.26%

(1)	The Fund’s Class A Shares, Class B Shares and Class C Shares start of performance date was July 13, 1995.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
(3)	The start of performance date was July 13, 1995. Class A Shares of the Fund were offered beginning May 16, 1996. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s class A Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 13, 1995. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because shares of each class are invested in the same portfolio of securities.
(4)	The start of performance date was July 13, 1995. Performance results shown are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 13, 1995. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because shares of each class are invested in the same portfolio of securities.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares and Class C Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B	Class C

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)	None(1)	5.00%	1.00%

Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)	None	None	None

Redemption Fee (as a percentage of
amount redeemed, if applicable)	None	None	None

Exchange Fee	None	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waiver)(1)

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

	Class A	Class B	Class C

Management Fee	0.85%	0.85%	0.85%

Distribution (12b-1) Fee	0.25%	0.75%	0.75%

Shareholder Services Fee(2)	0.25%	0.25%	0.25%

Other Expenses(3)	0.24%	0.24%	0.24%

Total Annual Fund Operating Expenses	1.59%	2.09%(4)	2.09%

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.26%	0.03%	0.03%
Total Actual Annual Fund Operating
Expenses (after waivers)(5)	1.33%	2.06%	2.06%
(2) A portion of the shareholder services fee for the Fund’s Class A Shares, Class B Shares and Class C Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares, Class B Shares and Class C Shares (after the anticipated voluntary waiver) is expected to be 0.00%, 0.23% and 0.23%, respectively, for the fiscal year ending April 30, 2005.
(3) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2005.
(4) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(5) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares, Class B Shares and Class C Shares were 1.36%, 2.09% and 2.12%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$703	$1,024	$1,368	$2,335
Expenses assuming no
redemption	$703	$1,024	$1,368	$2,335
Class B
Expenses assuming
redemption	$712	$955	$1,324	$2,293
Expenses assuming no
redemption	$212	$655	$1,124	$2,293
Class C
Expenses assuming
redemption	$312	$655	$1,124	$2,421
Expenses assuming no
redemption	$212	$655	$1,124	$2,421

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MTB INTERNATIONAL EQUITY FUND

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Cusip: 55376T791 Symbol: GVIEX (Class A Shares)
Cusip: 55376T783 Symbol: VIEFX (Class B Shares)

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Goal

To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy

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The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (Americas) Inc. (UBS), sub-advisor for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund’s sub-advisor incorporate internal analysts’ considerations of company management, competitive advantage, and each company’s core competencies to determine a stock’s fundamental value, which is then compared to the stock’s current market price.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
  Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.


Performance Information

Risk/Return Bar Chart

Performance Over 4 Years

Best Quarter
17.18%
(6/30/03)

Worst Quarter
(20.50)%
(9/30/02)

The bar chart shows the variability of the Fund’s Class A Shares total returns on calendar year-end basis.

The total return displayed for the Fund’s Class A Shares do not reflect the payment of the any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 2.47%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE, which is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

		Start of
	1 Year	Performance(1)

Class A Shares

Return Before Taxes	23.59%	1.03%

Return After Taxes on Distributions(2)	23.38%	0.06%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	15.49%	0.30%

Class B Shares

Return Before Taxes	24.63%	(2.15)%

MSCI EAFE	38.59%	(1.00)%

(1)	The Fund’s Class A and Class B Shares start of performance dates were February 9, 1999 and January 10, 2001, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)	None(1)	5.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of
offering price)	None	None

Redemption Fee (as a percentage of amount redeemed,
if applicable)	None	None

Exchange Fee	None	None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses
(Before Waivers)(1)

Expenses That are Deducted From Fund Assets
(as percentage of average net assets)

	Class A	Class B

Management Fee(2)	1.00%	1.00%

Distribution (12b-1) Fee	0.25%(3)	0.75%

Shareholder Services Fee(4)	0.25%	0.25%

Other Expenses(5)	0.38%	0.38%

Total Annual Fund Operating Expenses	1.88%	2.38%(6)

(1) The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of Fund Expenses	0.33%	0.12%
Total Actual Annual Fund Operating
Expenses (after waivers)(7)	1.55%	2.26%
(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.99% for the fiscal year ending April 30, 2005.
(3) A portion of the distribution (12b-1) fee for the Fund’s Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending April 30, 2005.
(4) All or a portion of the shareholder services fee for the Fund’s Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.15%, respectively, for the fiscal year ending April 30, 2005.
(5) A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.37% for the fiscal year ending April 30, 2005.
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
(7) The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class A Shares and Class B Shares were 1.60% and 2.47%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Expenses assuming
redemption	$730	$1,108	$1,510	$2,630
Expenses assuming no
redemption	$730	$1,108	$1,510	$2,630
Class B
Expenses assuming
redemption	$741	$1,042	$1,470	$2,592
Expenses assuming no
redemption	$241	$742	$1,270	$2,592

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Principal Securities of the Funds

Stock Funds

The principal securities of each of the Funds listed below (each, an “Stock Fund,” and collectively, the “Stock Funds”) are marked with an “X”.

		Small	Small	Mid	Mid	Multi	Large	Large		Large
	International	Cap	Cap	Cap	Cap	Cap	Cap	Cap	Equity	Cap	Equity
	Equity	Growth	Stock	Growth	Stock	Growth	Growth	Stock	Index	Value	Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Equity Securities	X	X	X	X	X	X	X	X	X	X	X

Common Stocks	X	X	X	X	X	X	X	X	X	X	X

Preferred Stocks	X	X	X	X	X	X	X	X		X	X

Convertible Securities	X		X	X		X	X				X

Foreign Securities	X	X

Derivative Contracts	X

Futures Contracts	X

Securities Lending	X	X	X	X	X	X	X	X	X	X	X

Managed Allocation Funds

The principal securities of each of the Funds listed below (each, a “Managed Allocation Fund,” and collectively, the “Managed Allocation Funds”) are marked with an “X”.

	Managed Allocation Fund—	Managed Allocation Fund—	Managed Allocation Fund—
	Aggressive Growth*	Moderate Growth*	Conservative Growth*

Equity Securities	X	X	X

Common Stocks	X	X	X

Preferred Stocks	X	X	X

Fixed Income Securities	X	X	X

Treasury Securities	X	X	X

Agency Securities	X	X	X

Corporate Debt Securities	X	X	X

Municipal Securities	X	X	X

Tax-Exempt Securities	X	X	X

Municipal Notes	X	X	X

Mortgage-Backed Securities	X	X	X

Collateralized Mortgage Obligations (CMOs)	X	X	X

Asset-Backed Securities	X	X	X

Zero Coupon Securities	X	X	X

Bank Instruments	X	X	X

Credit Enhancement	X	X	X

Foreign Securities	X	X	X

Depositary Receipts	X	X	X

Foreign Exchange Contracts	X	X	X

Foreign Government Securities	X	X	X

Securities Lending	X	X	X

* Through investment in the Underlying Funds

Balanced Fund

The principal securities of the Balanced Fund are marked with an “X”.

Balanced Fund

Equity Securities	X

Common Stocks	X

Fixed Income Securities	X

Treasury Securities	X

Agency Securities	X

Corporate Debt Securities	X

Securities Lending	X

Bond Funds

The principal securities of each of the Funds listed below (each, a “Bond Fund,” and collectively, the “Bond Funds”) are marked with an “X”.

			Short-					Short
	Intermediate-		Term	Maryland	Pennsylvania	New York	U.S.	Duration
	Term Bond	Income	Corporate	Municipal	Municipal	Municipal	Government	Government
	Fund	Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund

Fixed Income Securities	X	X	X	X	X	X	X	X

Treasury Securities	X	X	X				X	X

Agency Securities	X	X	X				X	X

Corporate Debt Securities	X	X	X				X	X

Mortgage Backed Securities	X	X	X				X	X

Asset Backed Securities	X	X	X				X	X

Tax-Exempt Securities				X	X	X

General Obligation Bonds				X	X	X

Special Revenue Bonds				X	X	X

Tax Increment Financing Bonds				X	X	X

Municipal Notes				X	X	X

Variable Rate Demand Instruments	X	X	X	X	X	X	X	X

Securities Lending	X	X	X	X	X	X	X	X

Money Market Funds

The principal securities of each of the Funds listed below (each, a “Money Market Fund,” and collectively, the “Money Market Funds”) are marked with an “X.”

			U.S.	U.S.	Pennsylvania	New York Tax
	Money	Tax-Free	Government	Treasury	Tax-Free	Free Money
	Market	Money	Money Market	Money Market	Money Market	Market
	Fund	Market Fund	Fund	Fund	Fund	Fund

Fixed Income Securities	X	X	X	X	X	X

Treasury Securities	X		X	X

Agency Securities	X		X

Corporate Debt Securities	X

Commercial Paper	X

Tax-Exempt Securities		X			X	X

General Obligation Bonds		X			X	X

Special Revenue Bonds		X			X	X

Tax Increment Financing Bonds		X			X	X

Municipal Notes		X			X	X

Variable Rate Demand Instruments	X	X			X	X

Repurchase Agreements	X		X	X

Securities Lending	X	X	X	X	X	X

Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information.

Equity Securities

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, Large Cap Growth Fund and Equity Income Fund treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

International Equity Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Securities Lending

The Funds may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, the Fund receives cash or illiquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Investing In Securities Of Other Investment Companies

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A Fund may invest their assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.

The shares of ETFs are listed and traded on stock exchanges at market prices. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.

Pursuant to an SEC exemptive order, each of the Funds are permitted to invest in shares of the Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

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Other Investment Strategies

Portfolio Turnover (Stock and Bond Funds only)

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

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The Funds (except the Money Market Funds, the Managed Allocation Funds and the Equity Index Fund) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

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Investment Ratings For Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks Of Investing In The Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related To Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

Risks Of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund and Pennsylvana Tax-Free Money Market Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Risks Associated With
Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

New York Investment Risks

New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund’s portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Risks Of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The sub-advisor attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Tracking Error Risk

Factors such as the Equity Index Fund’s expenses, imperfect correlation between the fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risk

Balanced Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fund Expenses — Managed Allocation Funds

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Each Managed Allocation Fund is subject to affiliated persons risk. In managing the Managed Allocation Funds, the Advisor has the authority to select and substitute the underlying funds in which the Managed Allocation Funds will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and /or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.

How Are Shares Priced?

The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares as shown in the chart below. The differences between the three classes relate to the timing and amount of asset-based sales charges and other expenses which an investor bears directly or indirectly as a shareholder. Contact your financial intermediary or call the MTB Group of Funds (MTB Funds) at 800-836-2211 for more information about Institutional Class Shares, Institutional I Class Shares, Institutional II Class Shares and Class S Shares.

	CLASS A	CLASS B	CLASS C
FUND	SHARES	SHARES	SHARES

Money Market Fund	X	X

All other money market funds	X

Small Cap Growth Fund	X	X	X

Bond, Balanced, and Stock Funds	X	X

Each Money Market Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. As noted below, the Money Market Funds’ NAV is calculated twice each day that the New York Stock Exchange (NYSE) and Federal Reserve Board is open for business.

The NAV of Shares of the Bond, Balanced and Stock Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

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The following table shows at what times the Funds calculate their NAV:

FUND	NAV CALCULATED (EASTERN TIME)

U.S. Treasury Money Market U.S. Government Money Market Money Market	3:00 p.m. and NYSE Close

New York Tax-Free Money Market Pennsylvania Tax-Free Money Market Tax-Free Money Market	11:00 a.m. and NYSE Close

All Other Funds	NYSE Close

Sales Charge When You Purchase Class A Shares

The Class A Shares of all the Funds except the Money Market Funds bear front-end sales charges. When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge as is shown in the tables below.

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Class A Shares of each Stock Fund and the Balanced Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

Less than $50,000	5.50%	5.82%

$50,000 but less than $100,000	4.25%	4.44%

$100,000 but less than $250,000	3.25%	3.36%

$250,000 but less than $500,000	2.25%	2.30%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater*	0.00%	0.00%

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Class A Shares of Managed Allocation Fund – Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

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	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

Less than $50,000	5.00%	5.26%

$50,000 but less than $100,000	4.00%	4.17%

$100,000 but less than $250,000	3.00%	3.09%

$250,000 but less than $500,000	2.00%	2.04%

$500,000 but less than $1 million	1.00%	1.01%

$1 million or greater*	0.00%	0.00%

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Class A Shares of each Bond Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) and Managed Allocation Fund –Moderate Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

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	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

Less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	3.00%	3.09%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater*	0.00%	0.00%

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Class A Shares of Managed Allocation Fund – Conservative Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

Less than $100,000	4.00%	4.17%

$100,000 but less than $250,000	3.00%	3.09%

$250,000 but less than $500,000	2.00%	2.04%

$500,000 but less than $1 million	1.00%	1.01%

$1 million or greater*	0.00%	0.00%

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

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	Sales Charge as a	Sales Charge as a
	Percentage of Public	Percentage of
Purchase Amount	Offering Price	NAV

Less than $50,000	3.00%	3.09%

$50,000 but less than 100,000	2.50%	2.56%

$100,000 but less than $250,000	2.25%	2.30%

$250,000 but less than $500,000	1.75%	1.78%

$500,000 but less than $1 million	1.25%	1.27%

$1 million or greater*	0.00%	0.00%

* Except for Equity Index Fund, Mid Cap Stock Fund, Small Cap Stock Fund, and the Money Market Funds, if you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% contingent deferred sales charge (CDSC). Exchanges do not trigger the CDSC. In addition, if your investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

Class A Shares NAV Commission Payments

Your investment professional is entitled to receive an advanced commission payment on sales of $1 million or more of Class A Shares of the Funds (other than the Money Market Funds) as follows:

Stock, Balanced and Managed Allocation Funds*

Advance Commission
as a Percentage of
Purchase Amount	Public Offering Price

$1 million - $2,999,999.99	1.00%

$3 million up to $4,999,999.99	0.50%

Over $5 million	0.25%

Bond Funds

Advance Commission
as a Percentage of
Purchase Amount	Public Offering Price

$1 million - $2,999,999.99	0.75%

$3 million up to $4,999,999.99	0.50%

Over $5 million	0.25%

* excluding Equity Index Fund, Mid Cap Stock Fund and Small Cap Stock Fund which pay no commission on NAV trades

The following reductions and eliminations of sales charges apply only to Class A Shares other than Money Market Funds.
The sales charge at purchase may be reduced by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);
  combining concurrent purchases of Shares:
  - by you, your spouse, and your children under age 21; or
  - of the same share class of two or more MTB Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a Letter of Intent (LOI) committing to purchase a certain dollar amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the LOI, the custodian will release the Shares in escrow to your account. If you do not fulfill the LOI, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

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The sales charge may be eliminated when you purchase Shares:

  by exchanging Shares from the same share class of another MTB Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;

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  through investment professionals that receive no portion of the sales charge;
  as a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;
  as an employee of a dealer which has a selling group agreement with the Distributor and consents to such purchases;
  as clients of the M&T Capital Advisers and Trust Groups of M&T Bank;
  as an investor referred by any sub-advisor to the Funds.

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If your investment qualifies for a reduction or elimination of the sales charge, you or your financial intermediary must notify the Fund’s Distributor, Edgewood Services Inc., or MTB Funds Shareholder Services at time of purchase. If the Distributor or MTB Funds Shareholder Services is not notified at the time of purchase, you may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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Sales Charge When You Redeem Class B Shares or Class C Shares
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Class B Shares and Class C Shares are not subject to front-end sales charges. Class B Shares purchase orders for $100,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your returns and minimize sales charges and marketing fees. Class B Shares and Class C Shares are subject to CDSCs.

Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a CDSC if you redeem them within the following times from the purchase date:

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SHARES HELD UP TO:	CLASS B SHARES—CDSC

1 year	5.00%

2 years	4.00%

3 years	3.00%

4 years	3.00%

5 years	2.00%

6 years	1.00%

7 years or more	0.00%

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Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

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Class B Shares acquired in exchanges (including Shares of MTB Money Market Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. If you purchase Class B Shares of MTB Money Market Fund directly rather than through exchanges, you will not be subject to the CDSC upon redemption.

You will be charged a 1.00% CDSC (except as noted below) when redeeming Class C Shares within one year of purchase.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  you reinvested within 90 days of a previous redemption;
  if you exchange Class B Shares into the Class B Shares of another MTB Fund where the Shares were held for the applicable CDSC holding period;
  purchased through financial intermediaries who did not receive advanced sales commission payments;
  if, after you purchase Shares, you become disabled, as defined by the IRS;
  if the redemption qualified under the Systematic Withdrawal Program;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1 / 2 ;
  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your financial intermediary should notify the Distributor or the Funds at the time of redemption to eliminate the CDSC. If the Distributor or the Funds are not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other MTB Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at time of purchase or redemption, whichever is lower.

Keep in mind that financial intermediaries may charge you additional fees for their services in connection with your Share transactions.

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How to Purchase, Redeem, and Exchange Shares

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Funds, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

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Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

By Phone

MTB Funds 800-836-2211

The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection. Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

By Mail

MTB Group of Funds
2875 Union Road
Suite 30-33
Cheektowaga, NY 14227

By Federal Reserve System Wire

Send your wire to:

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State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number: 011000028
Attn: (MTB Fund Name)
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name Further Credit To: (Account name and number)

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Purchasing Shares

To purchase Shares of a Fund for the first time, complete and sign a new account application, selecting one of the Payment Methods below. Mail your application to MTB Funds to establish your new account.

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Minimum Initial Investment Amount:	$500

Minimum Subsequent Investment Amount:	$25

Minimum Balance	$250

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The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An investor’s minimum investment will be calculated by combining all accounts it maintains with the Funds provided the investor identifies its other Fund accounts at the time of investment.

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Employees of M&T Bank and its affiliates are exempt from the minimums stated above.

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Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares. Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Make your check payable to (Name of the Fund and Class of Shares) and mail it to MTB Funds along with your application. Current shareholders can purchase additional Shares by sending a check to MTB Funds accompanied by purchase instructions.

Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

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The Funds do not accept cash, money orders, credit cards, travelers checks, counter checks, or third party checks (checks made payable to a third party and endorsed over to MTB Funds).

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By Federal Reserve System Wire

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Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

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	Your Purchase		Your Purchase
	Request in		Request in
	Proper Order/		Proper Order and
	Federal Funds		Federal Funds
	Received Before:		Received After:
FUND TYPE	(Eastern time)	Results in:	(Eastern time)	Results in:

Tax-Free Money	11:00 a.m.	Dividends earned	11:00 a.m., but	Dividends earned
Market Funds		that day	before NYSE Close	beginning next day

Taxable Money	3:00 p.m.	Dividends earned	3:00 p.m., but	Dividends earned
Market Funds		that day	before NYSE Close	beginning next day

Bond, Balanced and	NYSE Close	Receive that day’s	NYSE Close	Receive next
Stock Funds		closing NAV		calculated NAV

By ACH

Once your account is established, transfer money via ACH from your checking or NOW deposit account to your Fund account. Since ACH transfers overnight, you will not begin earning dividends until the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. To sign up for this program, please call MTB Funds for an application.

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Employees of M&T Bank and its affiliates are not subject to a minimum investment amount.

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Redeeming Shares

To redeem shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Phone

Call MTB Funds. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call MTB Funds for authorization forms.

By Mail

Send your written request to MTB Funds.

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

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Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

	Your Redemption		Your Redemption
	Request in		Request in
	Proper Order		Proper Order
FUND	Received Before:		Received After:
TYPE/NAME	(Eastern time)	Results in:	(Eastern time)	Results in:

Tax-Free Money	11:00 a.m.	Same day wire	11:00 a.m., but	Next day wire
Market Funds			before NYSE Close
		No dividends		Dividends earned
		earned that day		that day

No dividends
earned next day

Taxable Money	3:00 p.m.	Same day wire	3:00 p.m., but	Next day wire
Market Funds			before NYSE Close
		No dividends		Dividends earned
		earned that day		that day

No dividends
earned next day

Bond, Balanced and	NYSE Close	Receive that day’s	NYSE Close	Receive next
Stock Funds		closing NAV		calculated NAV

		Next day wire		Second day wire

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By ACH

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You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day’s closing NAV and any dividends earned that day. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

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Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance). This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A or Class C Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call MTB Funds.

Generally, Class B Shares and Class C Shares systematically withdrawn will be subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class B Shares or Class C Shares if:

  Shares redeemed are 12% or less of the account value in a single year. In measuring the redemption percentage, your account is valued when you establish the sytematic redemption program and then annually at calendar year-end; and
  the account is at least one year old; and

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  all dividends and capital gains distributions are reinvested.

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Checkwriting

You may request checks to redeem Shares of the Money Market Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through a financial intermediary. You should read this prospectus together with any applicable agreement between you and your financial intermediary to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact MTB Funds.

Additional Conditions

Signature Guarantees

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You must have a signature guarantee (STAMP 2000 Medallion Guarantee) on written redemption requests:

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  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds are normally transmitted within one business day (or sooner, as described under “Payment Options”) after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

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You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

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In order to exchange Shares you must submit your request in proper form and:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account in the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Class A Share Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Balanced, or Stock Funds.

If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class B Share Exchanges

You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

By Phone

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To request an exchange, and for additional information about the exchange privilege, call MTB Funds. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

	Your Exchange		Your Exchange
	Request in		Request in
	Proper Order		Proper Order
	Received Before:		Received After:
FUND TYPE	(Eastern time)	Results in:	(Eastern time)	Results in:

Money Market Funds	3:00 p.m.	Same day	3:00 p.m.	Next day exchange
exchange

All Other Funds	NYSE Close	Same day	NYSE Close	Next day exchange
exchange

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You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call MTB Funds for authorization forms.

By Mail

Send your written request to MTB Funds.

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call MTB Funds.

Abusive Trading Practices

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In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. Accordingly, the Funds’ management or Advisor may determine from the amount, frequency and pattern of transactions that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are suspected. This policy is uniformly applied. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

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Account And Share Information

Corporate Resolutions

Corporations and certain other organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations And Account Statements

Except with respect to the Money Market Funds, you will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Money Market Funds send quarterly statements in lieu of share activity confirmations, unless there is activity in the account, in which case a monthly statement will be sent. Shareholders of all other Funds also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, the Maryland Municipal Bond Fund, the Pennsylvania Municipal Bond Fund and the New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Online Transactions

Shareholders of the Money Market Funds can purchase, redeem or exchange Shares on line by signing up for the M&T Online Trading Service. For more information, contact MTB Funds.

Distribution of Fund Shares

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The Fund’s Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund shares.

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The Advisor and its affiliates may pay out of their reasonable resources and profits other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares.

Rule 12b-1 Plans

The Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares, Class B Shares, and Class C Shares, which allows them to pay distribution fees to or through the Distributor for the sale, distribution and recordkeeping of these Shares. The Distributor may pay these fees to financial intermediaries, including the Advisor and its affiliates. In the case of Class B Shares and Class C Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services

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The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class B Shares, and Class C Shares, which is administered by Federated Services Company. M&T Securities, Inc. (M&T Securities) and other financial intermediaries are entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

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Dividends and Capital Gains

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DIVIDENDS DECLARED/
FUND	DIVIDENDS PAID

International Equity Fund, Small Cap Growth Fund
Multi Cap Growth Fund	Annually/Annually

Small Cap Stock Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund, Large Cap Growth Fund,
Large Cap Stock Fund, Equity Index Fund,
Large Cap Value Fund, Social Balanced Fund,
Balanced Fund, Managed Allocation Funds	Quarterly/Quarterly

Equity Income Fund	Monthly/Monthly

Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Prime Money Market Fund, Pennsylvania
Tax-Free Money Market Fund, Tax-Free Money
Market Fund, New York Tax-Free Money
Market Fund, U.S. Government
Money Market Fund, U.S. Treasury
Money Market Fund	Daily/Monthly

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Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Tax Information

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds’ distributions are expected to be as follows:

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DISTRIBUTIONS ARE EXPECTED
FUND	TO BE PRIMARILY:

International Equity Fund, Small Cap Growth
Fund, Small Cap Stock Fund, Mid Cap Growth
Fund, Mid Cap Stock Fund, Multi Cap Growth
Fund, Large Cap Growth Fund, Large Cap
Stock Fund, Equity Index Fund, Managed
Allocation Fund-Aggressive Growth, Managed
Allocation Fund-Moderate Growth	Capital Gains

Large Cap Value Fund, Equity Income Fund,
Balanced Fund, Managed Allocation Fund-
Conservative Growth	Dividends and Capital Gains

Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Prime Money Market Fund, Pennsylvania Tax-Free
Money Market Fund, Tax-Free Money Market Fund,
New York Tax-Free Money Market Fund,
U.S. Government Money Market Fund,
U.S. Treasury Money Market Fund	Dividends

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It is anticipated that distributions for New York Tax-Free Money Market Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds’ dividends will be exempt from New York, Pennsylvania or Maryland state personal income tax to the extent that they are derived from interest on obligations exempt from New York, Pennsylvania or Maryland personal income taxes, respectively.

Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state, and local tax liability.

Who Manages The Funds?

The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (“MTBIA”), a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

On August 22, 2003 the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Regorganization advisor to the Trust, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.

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M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2004, M&T Bank Corporation had over $22 billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of March 31, 2004, it managed approximately $10.4 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

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For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND	ADVISORY FEE

International Equity Fund	1.00%

Small Cap Growth Fund	0.85%

Small Cap Stock Fund	0.85%

Mid Cap Growth Fund	0.85%

Mid Cap Stock Fund	0.85%

Multi Cap Growth Fund	0.70%

Large Cap Growth Fund	0.85%

Large Cap Stock Fund	0.85%

Equity Index Fund	0.20%

Large Cap Value Fund	0.70%

Equity Income Fund	0.70%

Balanced Fund	0.65%

Managed Allocation Funds	0.25%

Intermediate-Term Bond Fund	0.70%

Income Fund	0.60%

Short-Term Corporate Bond Fund	0.70%

Maryland Municipal Bond Fund	0.70%

Pennsylvania Municipal Bond Fund	0.70%

New York Municipal Bond Fund	0.70%

U.S. Government Bond Fund	0.70%

Short Duration Government Bond Fund	0.60%

Money Market Fund	0.50%

Tax-Free Money Market Fund	0.50%

Pennsylvania Tax-Free Money Market Fund	0.50%

New York Tax-Free Money Market Fund	0.50%

U.S. Government Money Market Fund	0.50%

U.S. Treasury Money Market Fund	0.50%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA’s affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds’ average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds’ average daily net assets for shareholder services and up to 0.25% of average daily net assets of the Funds’ Class A Shares or 0.75% of average daily net assets of the Funds’ Class B Shares and Class C Shares for distribution services provided to the Funds.

Sub-Advisors

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The Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except the three Managed Allocation Funds and MTB Money Market Fund. The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

UBS Global Asset Management (Americas) Inc. (UBS), sub-advises International Equity Fund. An investment management team at UBS is responsible for the day-to-day management of International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry. As of March 31, 2004, UBS Global Asset Management Division had approximately $475 billion in assets under management worldwide. UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

LSV Asset Management (LSV) sub-advises the value equity portion of the Small Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2003, LSV oversaw approximately $18 billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV’s team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portion of Small Cap Stock Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund.

Mazama Capital Management, Inc. (Mazama), sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2003, Mazama oversaw approximately $3.3 billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors. Mazama’s team of portfolio managers, who are supported by specialized fundamental research analysts, manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of such portfolio securities, and maintains the Fund’s records relating to such purchases and sales.

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Independence Investment LLC (Independence) sub-advises Mid Cap Stock Fund. Independence is a registered investment advisor founded in 1982, and is a subsidiary of John Hancock Financial. As of December 31, 2003, Independence and its subsidiaries managed approximately $10.2 billion in assets. Independence’s investment team is responsible for the day-to-day management of Mid Cap Stock Fund. Independence provides prudent, structured decision making from a recognized institutional money manager; a dedicated research group including both fundamental and quantitative analysts; and a goal of consistent performance and controlling risk.

Portfolio Managers

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FUND	MANAGER(S)

International Equity Fund	UBS Global Asset Management (Americas),
Inc. – global equity investment
management team

Small Cap Growth Fund	James Thorne

Small Cap Stock Fund	LSV Asset Management team (value portion)
Mazama Capital Management, Inc. team
(growth portion)

Mid Cap Growth Fund	Allen J. Ashcroft, Jr.
Mark Schultz

Mid Cap Stock Fund	Independence Investment LLC team

Multi Cap Growth Fund	Thomas D. DeHudy

Large Cap Growth Fund	Allen J. Ashcroft, Jr.
Byron J. Grimes II

Large Cap Stock Fund	Thomas R. Pierce
Mark Schultz

Equity Index Fund	Peter C. Hastings
Clarence W. Woods, Jr.

Large Cap Value Fund	Clyde L. Randall II
Barbara L. Rishel

Equity Income Fund	Clyde L. Randall II
Barbara L. Rishel

Balanced Fund	Allen J. Ashcroft, Jr.
James M. Hannan

Managed Allocation Funds	Thomas R. Pierce
Mark Stevenson

Intermediate-Term Bond Fund	Colleen M. Marsh
Wilmer C. Stith III

Income Fund	James M. Hannan
Wilmer C. Stith III

Short-Term Corporate Bond Fund	Wilmer C. Stith III

Maryland Municipal Bond Fund	Susan L. Schnaars

Pennsylvania Municipal Bond Fund	Colleen M. Marsh
Susan L. Schnaars

New York Municipal Bond Fund	Mark Tompkins

U.S. Government Bond Fund	James M. Hannan
Wilmer C. Stith III

Short Duration Government Bond Fund	James M. Hannan
Robert J. Truesdell

Money Market Fund	Kim Rogers

Tax-Free Money Market Fund	Kimberley M. Slough

Pennsylvania Tax-Free Money Market Fund	Kimberley M. Slough

New York Tax-Free Money Market Fund	Kimberley M. Slough

U.S. Government Money Market Fund	Kim Rogers

U.S. Treasury Money Market Fund	Kim Rogers

Allen J. Ashcroft, Jr. has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 21 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

Thomas D. DeHudy has been a Vice President and Portfolio Manager of MTBIA since 2001. In addition to his portfolio management duties, Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He was an analyst with Lord, Abbett & Co. from 1999 until he joined MTBIA. Prior to that, he was a portfolio manager and analyst with Howard Hughes Medical Institute, which he joined in 1989. Mr. DeHudy has more than 20 years of experience in investment research. He is a CFA Charterholder and earned his M.P.P. from the University of Michigan.

Byron J. Grimes II has been the Managing Director of Equity Portfolio Management and a Senior Portfolio Manager of MTBIA since April 2004. Prior to joining MTBIA, Mr. Grimes served as the Chief Investment Officer of Citizens Investment Services Group, a division of Citizens Bank of Providence, Rhode Island. He has 31 years experience in investment research and portfolio management. Mr. Grimes holds a B.A. degree from Centre College in Danville, Kentucky. He is a CFA Charterholder.

James M. Hannan is responsible for several separately managed institutional portfolios in addtion to his portfolio management duties. Mr. Hannan has been Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a Vice President of Allfirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 16 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Peter C. Hastings has been a Vice President and Portfolio Manager of MTBIA since 1997. He earned his B.A. from Dickinson College and is a CFA Charterholder. Mr. Hastings has more than 7 years of experience in the investment industry.

Colleen M. Marsh has been a Vice President and Fixed Income Portfolio Manager of MTBIA since April 2003. In addition to her portfolio management duties, she serves on MTBIA’s Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Ms. Marsh has also been Vice President of M&T Bank since October 2000. Prior to joining M&T Bank in October 2000, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone Financial Bank, N.A. and managed funds and portfolios in its Trust Department from 1985 until Keystone was acquired by M&T Bank in October 2000. Ms. Marsh has a B.S. degree in Business Economics from Bloomsburg University.

Thomas R. Pierce is an Administrative Vice President and has been with M&T Bank since January 1995. He has been a Vice President and Portfolio Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a CFA Charterholder. He has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

Clyde L. Randall II has been a Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. He has more than 15 years of experience in investment research and equity analysis. He earned his B.A. from the University of Vermont, and is a CFA Charterholder.

Barbara L. Rishel has been a Vice President and Portfolio Manager of MTBIA since 2001. In addition to her portfolio management duties, she is also an equity analyst. Ms. Rishel was a research analyst for The Adams Express Co. from 1997 until she joined MTBIA. She has more than 16 years of experience in the investment industry. She earned both her B.S. and M.B.A. from the University of Baltimore.

Kim Rogers has been a Vice President and Portfolio Manager of MTBIA since April 2003. She is responsible for portfolio analysis and the trading of money market instruments for MTB Funds’ taxable money market funds, as well as the management of short-term fixed income and balanced accounts. Ms. Rogers joined M&T Bank in December 1993 from Capital Research and Management Co. in Los Angeles, CA, where as an analyst she researched and monitored commercial paper credits in compliance with the SEC’s Rule 2a-7 Amendment. Ms. Rogers earned her B.A. from Smith College, Northhampton, MA.

Susan L. Schnaars is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 13 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Schultz has been a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T Bank, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.

Kimberley M. Slough has been an Assistant Vice President, Portfolio Manager, and Credit Analyst of MTBIA since April 2003. She first joined M&T Bank in 1993, and is responsible for managing MTB Funds’ non-taxable money market funds, as well as the analysis of corporate, agency, and municipal debt issuers for purchase in all MTB money market funds, bond funds, and other accounts. Ms. Slough holds a B.S. from SUNY and Fredonia and earned her M.B.A. from Canisius College.

Mark Stevenson is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Martindale Andres & Company since 1990, where he managed retirement plan and personal trust assets for the clients of Martindale. He is a holder of the right to use the Chartered Financial Analyst designation (CFA Charterholder) and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Wilmer C. Stith III has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages separate account money market-style accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 11 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

James Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Mark Tompkins has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

Robert J. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and is an Administrative Vice President of M&T Bank, which he joined as Vice President and Fixed Income Manager in 1988. He has supervised the management of U.S. Government Bond Fund since its inception. Mr. Truesdell oversees the MTB Money Market Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Clarence W. Woods, Jr. has been a Vice President and Portfolio Manager of, and Chief Equity Trader for, MTBIA since 1996. In addition to his portfolio management duties, he heads the equity-trading unit. Prior to joining MTBIA, he was a Vice President and Chief Equity Trader with Mercantile Safe Deposit & Trust Company in Baltimore, MD, where he managed the Equity Trading Department. Mr. Woods has more than 18 years experience in the investment industry.

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Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund’s Class A Shares, Class B Shares and Class C Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

MTB Managed Allocation Fund – Conservative Growth, MTB Managed Allocation Fund – Moderate Growth, MTB Managed Allocation Fund – Aggressive Growth, MTB Small Cap Stock Fund and MTB International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the “accounting survivor.” The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

MTB Large Cap Stock Fund, MTB Equity Index Fund, MTB Equity Income Fund, MTB Mid Cap Growth Fund, MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Balanced Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Short-Term Corporate Bond Fund, MTB Maryland Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (the “ARK Survivors”) acquired one or more corresponding portfolios of the ARK Funds in a tax-free reorganization on August 15, 2003 or August 22, 2003. One designated ARK Fund was deemed the “accounting survivor.” The following financial information incorporates the operations of these funds as portfolios of the ARK Funds prior to August 15, 2003 or August 22, 2003. The financial information for the ARK Survivors for the periods prior to August 15, 2003 or August 22, 2003 has been audited by KPMG LLP.

The information for the MTB Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2004 Annual Report of the Trust.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

U.S. Treasury Money Market Fund
Class A Shares
2000	$1.00	0.05	—	—	(0.05)	—	—	$1.00	4.71%	0.58%	4.62%	0.08%	$423,685

2001	$1.00	0.05	—	—	(0.05)	—	—	$1.00	5.60%	0.59%	5.45%	0.09%	$790,307

2002	$1.00	0.02	—	—	(0.02)	—	—	$1.00	2.38%	0.59%	2.27%	0.09%	$741,357

2003	$1.00	0.01	—	—	(0.01)	—	—	$1.00	0.93%	0.61%	0.93%	0.09%	$622,086

2004	$1.00	0.004(c)	—	—	(0.004)	—	—	$1.00	0.39%	0.61%	0.40%	0.32%	$148,182

U.S. Government Money Market Fund
Class A Shares
2000	$1.00	0.05	—	—	(0.05)	—	—	$1.00	4.92%	0.64%	4.85%	0.84%	$120,578

2001	$1.00	0.06	—	—	(0.06)	—	—	$1.00	5.75%	0.63%	5.62%	0.83%	$119,725

2002	$1.00	0.02	—	—	(0.02)	—	—	$1.00	2.39%	0.65%	2.46%	0.85%	$79,396

2003	$1.00	0.01	—	—	(0.01)	—	—	$1.00	1.02%	0.66%	1.03%	0.83%	$70,506

2004	$1.00	0.005(c)	—	—	(0.005)	—	—	$1.00	0.46%	0.65%	0.54%	0.26%	$649

Tax-Free Money Market Fund
Class A Shares
2000	$1.00	0.03	—	—	(0.03)	—	(0.03)	$1.00	2.94%	0.60%	2.90%	0.85%	$45,970

2001	$1.00	0.03	—	—	(0.03)	—	(0.03)	$1.00	3.50%	0.59%	3.46%	0.84%	$38,358

2002	$1.00	0.02	—	—	(0.02)	—	(0.02)	$1.00	1.54%	0.60%	1.49%	0.86%	$49,232

2003	$1.00	0.01	—	—	(0.01)	—	(0.01)	$1.00	0.77%	0.62%	0.77%	0.92%	$40,706

2004	$1.00	0.004	—	—	(0.004)	—	(0.004)	$1.00	0.40%	0.62%	0.40%	0.48%	$51,778

Money Market Fund
Class A Shares
2000	$1.00	0.05	—	—	(0.05)	—	(0.05)	$1.00	4.95%	0.63%	4.87%	0.05%	$1,095,128

2001	$1.00	0.06	—	—	(0.06)	—	(0.06)	$1.00	5.85%	0.64%	5.67%	0.05%	$1,598,305

2002	$1.00	0.02	—	—	(0.02)	—	(0.02)	$1.00	2.41%	0.71%	2.39%	0.18%	$1,512,433

2003	$1.00	0.01	—	—	(0.01)	(0.00)(d)	(0.01)	$1.00	0.92%	0.70%	0.92%	0.25%	$1,240,670

2004	$1.00	0.004	—	—	(0.004)	—	(0.004)	$1.00	0.41%	0.70%	0.41%	0.40%	$924,016

Money Market Fund
Class B Shares
2004(e)	$1.00	0.001	—	—	(0.001)	—	(0.001)	$1.00	0.07%	1.19%(f)	1.17%(f)	0.79%(f)	$226

New York Tax-Free Money Market Fund
Class A Shares
2000	$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	2.97%	0.60%	3.00%	0.09%	$172,791

2001	$1.00	0.03	—	0.03	(0.03)	—	(0.03)	$1.00	3.52%	0.62%	3.44%	0.09%	$158,359

2002	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	1.62%	0.63%	1.59%	0.09%	$187,043

2003	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.86%	0.61%	0.86%	0.09%	$191,859

2004	$1.00	0.004	0.000(g)	0.004	(0.004)	—	(0.004)	$1.00	0.43%	0.63%	0.44%	0.39%	$127,463

Pennsylvania Tax-Free Money Market Fund
Class A Shares
2004(h)	$1.00	0.001	—	0.001	(0.001)	—	(0.001)	$1.00	0.13%	0.82%(f)	0.26%(f)	0.93%(f)	$222

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Based on average shares outstanding.
(d) Represents less than $0.01.
(e) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f) Computed on an annualized basis.
(g) Represents less than $0.001.
(h) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Short Duration Government Bond Fund
Class A Shares
2004(c)	$9.72	0.13	(0.04)	0.09	(0.14)	—	(0.14)	$9.67	0.96%	0.81%(d)	1.61%(d)	0.51%(d)	$8,549	125%

Short Duration Government Bond Fund
Class B Shares
2004(c)	$9.72	0.05	(0.05)	0.00	(0.05)	—	(0.05)	$9.67	(0.05%)	1.71%(d)	0.66%(d)	0.11%(d)	$122	125%

Short-Term Corporate Bond Fund
Class A Shares
2004(e)	$9.91	0.13	(0.04)	0.09	(0.13)	—	(0.13)	$9.87	0.90%	1.16%(d)	2.06%(d)	0.33%(d)	$136	99%

Short-Term Corporate Bond Fund
Class B Shares
2004(e)	$9.91	0.08	(0.04)	0.04	(0.08)	—	(0.08)	$9.87	0.38%	1.99%(d)	1.25%(d)	0.01%(d)	$26	99%

U.S. Government Bond Fund
Class A Shares
2000	$9.51	0.59	(0.49)	0.10	(0.59)	—	(0.59)	$9.02	1.11%	0.93%	6.36%	0.05%	$60,165	46%
2001	$9.02	0.59	0.41	1.00	(0.58)	—	(0.58)	$9.44	11.43%	0.95%	6.27%	0.03%	$88,980	47%
2002	$9.44	0.59(f)	0.03(f)	0.62	(0.57)	—	(0.57)	$9.49	6.72%	0.96%	4.84%(f)	—	$116,350	41%
2003	$9.49	0.43(g)	0.43	0.86	(0.50)	—	(0.50)	$9.85	9.20%	0.95%	4.41%	—	$144,210	68%
2004	$9.85	0.41	(0.33)	0.08	(0.42)	(0.00)(h)	(0.42)	$9.51	0.79%	0.93%	3.51%	0.26%	$54,388	64%

U.S. Government Bond Fund
Class B Shares
2004(i)	$9.56	0.20	(0.06)	0.14	(0.19)	(0.00)(h)	(0.19)	$9.51	1.49%	1.90%(d)	2.26%(d)	0.00%(d)(j)	$108	64%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Computed on an annualized basis.
(e)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(f)	Effective May 1, 2001, the U.S. Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change has no effect on the net investment income per share or net realized gain/loss per share but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
(g)	Based on average shares outstanding.
(h)	Represents less than $0.01.
(i)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004
(j)	Represents less than 0.01%.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

New York Municipal Bond Fund
Class A Shares
2000	$10.52	0.46	(0.75)	(0.29)	(0.46)	(0.05)	(0.51)	$9.72	(2.71)%	0.85%	4.60%	0.20%	$48,081	34%

2001	$9.72	0.45	0.52	0.97	(0.45)	–	(0.45)	$10.24	10.11%	0.88%	4.36%	0.14%	$74,851	50%

2002	$10.24	0.41(c)	0.17(c)	0.58	(0.41)	–	(0.41)	$10.41	5.74%	0.83%	3.98%(c)	0.09%	$80,452	46%

2003	$10.41	0.41	0.34	0.75	(0.41)	(0.01)	(0.42)	$10.74	7.29%	0.86%	3.85%	0.09%	$85,887	50%

2004	$10.74	0.39	(0.19)	0.20	(0.39)	(0.09)	(0.48)	$10.46	1.86%	0.87%	3.67%	0.40%	$56,672	40%

New York Municipal Bond Fund
Class B Shares
2004(d)	$10.45	0.19	0.10	0.29	(0.19)	(0.09)	(0.28)	$10.46	2.73%	1.87%(e)	2.77%(e)	0.10%(e)	$357	40%

Pennsylvania Municipal Bond Fund
Class A Shares
2000	$10.22	0.40	(0.80)	(0.40)	(0.40)	(0.04)	(0.44)	$9.38	(3.95)%	1.09%	4.23%	0.20%	$3,036	31%

2001	$9.38	0.41	0.42	0.83	(0.41)	–	(0.41)	$9.80	8.99%	1.09%	4.24%	0.20%	$2,603	26%

2002	$9.80	0.41	0.27	0.68	(0.41)	–	(0.41)	$10.07	7.03%	1.09%	4.08%	0.21%	$2,177	16%

2003	$10.07	0.39	0.38	0.77	(0.39)	–	(0.39)	$10.45	7.77%	1.17%	3.79%	0.82%	$2,880	12%

2004	$10.45	0.37	(0.25)	0.12	(0.37)	–	(0.37)	$10.20	1.13%	1.19%	3.49%	0.23%	$11,965	11%

Pennsylvania Municipal Bond Fund
Class B Shares
2000(f)	$9.71	1.20	(0.28)	0.92	(1.20)	(0.04)	(1.24)	$9.39	9.37%	1.84%(e)	3.63%(e)	–	$188	31%

2001	$9.39	0.34	0.43	0.77	(0.34)	–	(0.34)	$9.82	8.30%	1.84%	3.52%	–	$76	26%

2002	$9.82	0.34	0.27	0.61	(0.34)	–	(0.34)	$10.09	6.26%	1.84%	3.33%	0.01%	$176	16%

2003	$10.09	0.32	0.38	0.70	(0.32)	–	(0.32)	$10.47	7.03%	1.82%	3.08%	4.88%	$421	12%

2004	$10.47	0.30	(0.27)	0.03	(0.30)	–	(0.30)	$10.20	0.26%	1.83%	2.94%	0.06%	$698	11%

Maryland Municipal Bond Fund
Class A Shares
2000	$10.21	0.43	(0.69)	(0.26)	(0.43)	(0.04)	(0.47)	$9.48	(2.50)%	0.94%	4.43%	0.36%	$25,924	24%

2001	$9.48	0.43	0.42	0.85	(0.43)	–	(0.43)	$9.90	9.09%	0.94%	4.38%	0.36%	$24,671	29%

2002	$9.90	0.42	0.18	0.60	(0.42)	–	(0.42)	$10.08	6.13%	0.94%	4.16%	0.37%	$26,666	9%

2003	$10.08	0.40	0.34	0.74	(0.40)	–	(0.40)	$10.42	7.47%	1.02%	3.89%	0.36%	$25,233	18%

2004	$10.42	0.39	(0.21)	0.18	(0.39)	–	(0.39)	$10.21	1.74%	1.01%	3.84%	0.39%	$20,948	17%

Maryland Municipal Bond Fund
Class B Shares
2000(f)	$9.75	1.51	(0.23)	1.28	(1.51)	(0.04)	(1.55)	$9.48	13.17%	1.68%(e)	3.82%(e)	0.17%(e)	$50	24%

2001	$9.48	0.36	0.43	0.79	(0.36)	–	(0.36)	$9.91	8.47%	1.69%	3.57%	0.16%	$745	29%

2002	$9.91	0.35	0.18	0.53	(0.35)	–	(0.35)	$10.09	5.37%	1.69%	3.40%	0.17%	$1,266	9%

2003	$10.09	0.33	0.34	0.67	(0.33)	–	(0.33)	$10.43	6.72%	1.72%	3.18%	1.17%	$1,775	18%

2004	$10.43	0.33	(0.21)	0.12	(0.32)	–	(0.32)	$10.23	1.12%	1.71%	3.14%	0.19%	$2,167	17%

Intermediate-Term Bond Fund
Class A Shares
2004(d)	$10.27	0.23(g)	0.02	0.25	(0.33)	(0.12)	(0.45)	$10.07	2.47%	0.82%(e)	3.15%(e)	0.61%(e)	$10,169	154%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Effective May 1, 2001, the New York Municipal Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the six months ended October 31, 2003, this change had no effect on the net investment income per share or net realized gain/loss investment per share but increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
(d)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the period from September 1, 1999 (date of initial public investment) to April 30, 2000.
(g)	Based on average shares outstanding.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Intermediate-Term Bond Fund
Class B Shares
2004(c)	$10.27	0.21(d)	(0.04)	0.17	(0.25)	(0.12)	(0.37)	$10.07	1.64%	1.69%(e)	2.95%(e)	0.20%(e)	$91	154%

Income Fund
Class A Shares
2000	$10.20	0.56	(0.58)	(0.02)	(0.56)	–	(0.56)	$9.62	(0.18)%	0.95%	5.67%	0.29%	$5,830	328%

2001	$ 9.62	0.58	0.47	1.05	(0.59)	–	(0.59)	$10.08	11.19%	0.95%	5.97%	0.29%	$8,991	340%

2002	$10.08	0.54	0.09	0.63	(0.53)	(0.02)	(0.55)	$10.16	6.30%	0.96%	5.13%	0.30%	$11,459	143%

2003	$10.16	0.42	0.54	0.96	(0.42)	–	(0.42)	$10.70	9.59%	1.03%	3.97%	0.42%	$12,430	276%

2004	$10.70	0.37	(0.31)	0.06	(0.37)	(0.26)	(0.63)	$10.13	0.64%	1.03%	3.58%	0.25%	$10,431	177%

Income Fund
Class B Shares
2000	$10.08	0.48	(0.57)	(0.09)	(0.48)	–	(0.48)	$9.51	(0.85)%	1.71%	4.97%	0.09%	$429	328%

2001	$ 9.51	0.51	0.45	0.96	(0.51)	–	(0.51)	$9.96	10.35%	1.70%	5.19%	0.09%	$705	340%

2002	$ 9.96	0.45	0.09	0.54	(0.45)	(0.02)	(0.47)	$10.03	5.44%	1.71%	4.35%	0.09%	$1,421	143%

2003	$10.03	0.34	0.54	0.88	(0.34)	–	(0.34)	$10.57	8.90%	1.73%	3.25%	0.99%	$2,086	276%

2004	$10.57	0.30	(0.31)	(0.01)	(0.30)	(0.26)	(0.56)	$10.00	(0.08)%	1.74%	2.89%	0.05%	$2,155	177%

Managed Allocation Fund–Conservative Growth
Class A Shares
1999(f)	$10.00	0.07	0.15	0.22	(0.07)	–	(0.07)	$10.15	2.21%	1.79%(e)	2.57%(e)	92.41%(e)	$150	2%

2000(g)	$10.15	0.25	0.24	0.49	(0.25)	(0.00)(h)	(0.25)	$10.39	4.94%	1.65%	2.19%	25.56%	$311	28%

2001(i)(j)	$10.39	0.19(d)	(0.10)	0.09	(0.20)	(0.39)	(0.59)	$9.89	0.94%	1.38%(e)	2.71%(e)	17.68%(e)	$448	91%

2002	$ 9.89	0.32(d)	(0.17)	0.15	(0.30)	–	(0.30)	$9.74	1.60%	1.00%	3.28%	1.75%	$2,788	19%

2003	$ 9.74	0.23	(0.23)	0.00(h)	(0.23)	(0.02)	(0.25)	$9.49	0.03%	1.00%	2.49%	1.11%	$4,120	11%

2004	$ 9.49	0.15(d)	0.43	0.58	(0.14)	(0.12)	(0.26)	$9.81	6.20%	1.00%	1.52%	0.65%	$5,602	14%

Managed Allocation Fund–Conservative Growth
Class B Shares
2003	$ 9.74	0.15	(0.25)	(0.10)	(0.16)	(0.02)	(0.18)	$9.46	(1.02)%	2.00%	1.43%	1.11%	$2,000	11%

2004	$ 9.46	0.08(d)	0.44	0.52	(0.08)	(0.12)	(0.20)	$9.78	5.50%	1.67%	0.84%	0.61%	$3,622	14%

Managed Allocation Fund–Moderate Growth
Class A Shares
1999(k)	$10.00	0.04	0.56	0.60	(0.04)	–	(0.04)	$10.56	6.02%	1.76%(e)	1.17%(e)	36.79%(e)	$285	6%

2000(g)	$10.56	0.18	0.54	0.72	(0.18)	(0.01)	(0.19)	$11.09	6.81%	1.64%	1.09%	7.85%	$1,214	32%

2001(i)(j)	$11.09	0.14	(0.48)	(0.34)	(0.14)	(0.49)	(0.63)	$10.12	(3.18)%	1.39%(e)	1.70%(e)	3.73%(e)	$1,920	76%

2002	$10.12	0.15	(0.39)	(0.24)	(0.16)	(0.02)	(0.18)	$9.70	(2.39)%	1.00%	1.63%	0.67%	$8,166	2%

2003	$ 9.70	0.10	(0.87)	(0.77)	(0.10)	(0.03)	(0.13)	$8.80	(7.89)%	1.00%	1.14%	0.38%	$10,922	10%

2004	$ 8.80	0.07	1.10	1.17	(0.06)	(0.11)	(0.17)	$9.80	13.43%	0.88%	0.73%	0.31%	$24,436	15%

Managed Allocation Fund–Moderate Growth
Class B Shares
2003	$9.70	0.03	(0.90)	(0.87)	(0.03)	(0.03)	(0.06)	$8.77	(8.91)%	2.00%	0.11%	0.38%	$5,445	10%

2004	$8.77	0.00(h)	1.10	1.10	(0.01)	(0.11)	(0.12)	$9.75	12.61%	1.67%	(0.08)%	0.11%	$15,799	15%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Based on average shares outstanding.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the period from February 3, 1999 (date of initial public investment) to June 30, 1999.
(g)	Reflects operations for the year ended June 30.
(h)	Represents less than $0.01.
(i)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(j)	Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(k)	Reflects operations for the period from February 4, 1999 (date of initial public investment) to June 30, 1999.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investments Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Managed Allocation Fund–Aggressive Growth
Class A Shares
1999(c)	$10.00	0.02	0.77	0.79	(0.02)	–	–	(0.02)	$10.77	7.87%	1.81%(d)	0.07%(d)	51.10%(d)	$218	0%

2000(e)	$10.77	0.11	0.75	0.86	(0.11)	(0.03)	(0.00)(f)	(0.14)	$11.49	8.00%	1.64%	0.26%	9.53%	$1,352	28%

2001(g)(h)	$11.49	0.07	(0.89)	(0.82)	(0.07)	–	(0.34)	(0.41)	$10.26	(7.35)%	1.40%(d)	0.76%(d)	3.43%(d)	$1,634	72%

2002	$10.26	0.02	(0.63)	(0.61)	(0.02)	–	(0.14)	(0.16)	$9.49	(5.92)%	1.00%	0.23%	1.22%	$4,872	4%

2003	$9.49	0.00(f)	(1.41)	(1.41)	–	–	(0.08)	(0.08)	$8.00	(14.78)%	1.00%	0.03%	1.16%	$5,421	11%

2004	$8.00	(0.01)(i)	1.70	1.69	–	–	(0.20)	(0.20)	$9.49	21.25%	1.00%	(0.11)%	0.52%	$12,124	5%

Managed Allocation Fund–Aggressive Growth
Class B Shares
2003	$9.49	(0.04)	(1.44)	(1.48)	–	–	(0.08)	(0.08)	$7.93	(15.62)%	2.00%	(1.07)%	1.16%	$1,813	11%

2004	$7.93	(0.07)(i)	1.68	1.61	–	–	(0.20)	(0.20)	$9.34	20.41%	1.65%	(0.76)%	0.47%	$6,043	5%

Balanced Fund
Class A Shares
2000	$14.59	0.28	2.88	3.16	(0.25)	–	(0.66)	(0.91)	$16.84	22.26%	1.01%	1.84%	0.39%	$43,098	54%

2001	$16.84	0.32	(1.48)	(1.16)	(0.33)	–	(0.95)	(1.28)	$14.40	(7.06)%	1.02%	2.08%	0.39%	$43,644	36%

2002	$14.40	0.24	(1.52)	(1.28)	(0.26)	–	–	(0.26)	$12.86	(8.97)%	1.01%	1.78%	0.40%	$39,276	50%

2003	$12.86	0.19	(1.32)	(1.13)	(0.18)	–	–	(0.18)	$11.55	(8.71)%	1.10%	1.61%	0.54%	$30,238	84%

2004	$11.55	0.12	1.49	1.61	(0.12)	–	–	(0.12)	$13.04	13.92%	1.12%	0.90%	0.34%	$30,493	66%

Balanced Fund
Class B Shares
2000	$14.60	0.16	2.87	3.03	(0.15)	–	(0.66)	(0.81)	$16.82	21.32%	1.77%	1.10%	0.09%	$10,991	54%

2001	$16.82	0.20	(1.47)	(1.27)	(0.22)	–	(0.95)	(1.17)	$14.38	(7.78)%	1.77%	1.35%	0.09%	$14,827	36%

2002	$14.38	0.14	(1.52)	(1.38)	(0.16)	–	–	(0.16)	$12.84	(9.66)%	1.76%	1.03%	0.10%	$13,956	50%

2003	$12.84	0.10	(1.30)	(1.20)	(0.09)	–	–	(0.09)	$11.55	(9.31)%	1.80%	0.91%	0.42%	$11,203	84%

2004	$11.55	0.02	1.49	1.51	(0.02)	–	–	(0.02)	$13.04	13.06%	1.82%	0.20%	0.16%	$12,811	66%

Equity Income Fund
Class A Shares
2000	$12.04	0.22	0.38	0.60	(0.22)	–	(0.43)	(0.65)	$11.99	5.29%	1.09%	1.72%	0.36%	$3,353	41%

2001	$11.99	0.19	0.42	0.61	(0.19)	–	(1.08)	(1.27)	$11.33	5.33%	1.10%	1.62%	0.36%	$4,193	21%

2002	$11.33	0.15	(0.99)	(0.84)	(0.15)	–	(0.05)	(0.20)	$10.29	(7.43)%	1.10%	1.41%	0.38%	$5,136	43%

2003	$10.29	0.17	(2.16)	(1.99)	(0.14)	–	–	(0.14)	$8.16	(19.38)%	1.18%	1.99%	0.81%	$4,388	28%

2004	$ 8.16	0.14	1.51	1.65	(0.12)	–	–	(0.12)	$9.69	20.25%	1.17%	1.41%	0.45%	$5,245	30%

Equity Income Fund
Class B Shares
2004(j)	$8.71	0.04	0.95	0.99	(0.05)	–	–	(0.05)	$9.65	11.39%	1.97%(d)	0.30%(d)	0.01%(d)	$143	30%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from February 18, 1999 (date of initial public investment) to June 30, 1999.
(d)	Computed on an annualized basis.
(e)	Reflects operations for the year ended June 30.
(f)	Represents less than $0.01.
(g)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(h)	Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(i)	Based on average shares outstanding.
(j)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Large Cap Value Fund
Class A Shares
2000	$12.24	0.18	(0.94)	(0.76)	(0.18)	(0.16)	(0.34)	$11.14	(6.15)%	0.99%	1.53%	–	$30,721	88%

2001	$11.14	0.09(c)	1.24	1.33	(0.09)	(0.42)	(0.51)	$11.96	12.36%	1.15%	0.77%	–	$37,847	80%

2002	$11.96	0.06	(1.49)	(1.43)	(0.06)	(0.16)	(0.22)	$10.31	(11.99)%	1.13%	0.56%	–	$42,697	63%

2003	$10.31	0.07	(1.91)	(1.84)	(0.06)	–	(0.06)	$8.41	(17.80)%	1.12%	0.86%	–	$48,665	32%

2004	$8.41	0.08(c)	1.95	2.03	(0.08)	–	(0.08)	$10.36	24.22%	1.06%	0.83%	0.25%	$46,107	27%

Large Cap Value Fund
Class B Shares
2000(d)	$11.18	0.05	0.12	0.17	(0.06)	(0.16)	(0.22)	$11.13	1.62%	1.99%(e)	0.17%(e)	–	$10	88%

2001	$11.13	(0.04)(c)	1.24	1.20	(0.01)	(0.42)	(0.43)	$11.90	11.11%	2.15%	(0.38)%	–	$229	80%

2002	$11.90	(0.01)	(1.52)	(1.53)	–	(0.16)	(0.16)	$10.21	(12.88)%	2.13%	(0.47)%	–	$617	63%

2003	$10.21	(0.02)	(1.87)	(1.89)	–	–	–	$8.32	(18.51)%	2.12%	(0.14)%	–	$451	32%

2004	$8.32	(0.01)(c)	1.93	1.92	–	–	–	$10.24	23.08%	1.98%	(0.07)%	0.00%(f)	$683	27%

Equity Index Fund
Class A Shares
2000	$13.84	0.11	1.25	1.36	(0.11)	(0.30)	(0.41)	$14.79	9.95%	0.50%	0.78%	0.49%	$7,453	59%

2001	$14.79	0.09	(1.77)	(1.68)	(0.09)	(2.60)	(2.69)	$10.42	(12.51)%	0.50%	0.70%	0.46%	$9,260	44%

2002	$10.42	0.08	(1.42)	(1.34)	(0.08)	–	(0.08)	$9.00	(12.85)%	0.50%	0.87%	0.49%	$7,709	31%

2003	$9.00	0.10	(1.34)	(1.24)	(0.06)	–	(0.06)	$7.70	(13.70)%	0.58%	1.21%	0.86%	$4,646	87%

2004	$7.70	0.10	1.57	1.67	(0.10)	–	(0.10)	$9.27	21.71%	0.57%	1.14%	0.41%	$6,386	76%

Equity Index Fund
Class B Shares
2004(g)	$8.33	0.05	0.92	0.97	(0.05)	–	(0.05)	$9.25	11.70%	1.29%(e)	0.31%(e)	0.19%(e)	$319	76%

Large Cap Stock Fund
Class A Shares
2000	$15.22	0.14	1.40	1.54	(0.15)	(2.51)	(2.66)	$14.10	10.72%	1.32%	(0.01)%	0.43%	$7,516	25%

2001	$14.10	0.01	(0.87)	(0.86)	(0.01)	(1.95)	(1.96)	$11.28	(6.10)%	1.30%	0.06%	0.43%	$6,890	10%

2002	$11.28	0.02	(1.07)	(1.05)	(0.03)	(0.77)	(0.80)	$9.43	(9.53)%	1.31%	0.24%	0.44%	$5,935	22%

2003	$9.43	0.04	(1.84)	(1.80)	(0.02)	(0.14)	(0.16)	$7.47	(19.12)%	1.38%	0.58%	0.79%	$4,232	36%

2004	$7.47	0.01(c)	1.64	1.65	(0.01)	–	(0.01)	$9.11	22.16%	1.26%	0.07%	0.28%	$64,755	84%

Large Cap Stock Fund
Class B Shares
2000	$15.16	(0.07)	1.36	1.29	–	(2.51)	(2.51)	$13.94	9.93%	2.07%	(0.77)%	0.13%	$583	25%

2001	$13.94	(0.02)	(0.92)	(0.94)	–	(1.95)	(1.95)	$11.05	(6.79)%	2.05%	(0.69)%	0.13%	$858	10%

2002	$11.05	(0.01)	(1.10)	(1.11)	–	(0.77)	(0.77)	$9.17	(10.26)%	2.06%	(0.53)%	0.14%	$1,141	22%

2003	$9.17	(0.01)	(1.79)	(1.80)	–	(0.14)	(0.14)	$7.23	(19.64)%	2.08%	(0.13)%	2.02%	$867	36%

2004	$7.23	(0.05)(c)	1.58	1.53	–	–	–	$8.76	21.16%	2.02%	(0.63)%	0.07%	$12,116	84%

Large Cap Growth Fund
Class A Shares
2000(h)	$10.00	0.01	0.03	0.04	–	–	–	$10.04	0.40%	0.00%(e)(f)	1.23%(e)	4.50%(e)	$6,617	1%

2001	$10.04	(0.02)(c)	(1.47)	(1.49)	(0.01)	–	(0.01)	$8.54	(14.87)%	1.51%	(0.23)%	0.14%	$12,128	52%

2002	$8.54	0.00(c)(i)	(0.63)	(0.63)	–	–	–	$7.91	(7.38)%	1.18%	0.04%	0.29%	$15,368	45%

2003	$7.91	0.00(c)(i)	(1.23)	(1.23)	–	–	–	$6.68	(15.55)%	1.30%	0.04%	0.38%	$16,312	37%

2004	$6.68	0.00(c)(i)	0.92	0.92	–	–	–	$7.60	13.77%	1.27%	(0.05)%	0.48%	$11,211	68%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Based on average shares outstanding.
(d)	Reflects operations for the period from December 11, 1999 to April 30, 2000.
(e)	Computed on an annualized basis.
(f)	Represents less than 0.01%.
(g)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(h)	Reflects operations for the period from March 19, 2000 (date of initial public investment) to April 30, 2004.
(i)	Represent less than $0.01.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investments Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Large Cap Growth Fund
Class B Shares
2000 (c)	$10.31	0.00(d)	(0.27)	(0.27)	–	–	–	–	$10.04	(2.62)%	0.00%(e)(f)	0.99%(e)	5.50%(e)	$42	1%

2001	$10.04	(0.10)(g)	(1.47)	(1.57)	(0.01)	–	–	(0.01)	$8.46	2.51%	(15.66)%	(1.16)%	0.14%	$442	52%

2002	$8.46	(0.02)	(0.68)	(0.70)	–	–	–	–	$7.76	(8.27)%	2.15%	(0.91)%	0.24%	$1,162	45%

2003	$7.76	(0.05)	(1.22)	(1.27)	–	–	–	–	$6.49	(16.37)%	2.19%	(0.86)%	0.24%	$1,077	37%

2004	$6.49	(0.06)(g)	0.90	0.84	–	–	–	–	$7.33	12.94%	2.14%	(0.90)%	0.18%	$1,261	68%

Multi Cap Growth Fund
Class A Shares
2000	$18.58	(0.05)	9.22	9.17	–	–	(1.86)	(1.86)	$25.89	51.12%	1.11%	(0.29)%	0.35%	$52,445	114%

2001	$25.89	0.03	(5.15)	(5.12)	–	–	(1.89)	(1.89)	$18.88	(20.37)%	1.11%	0.11%	0.35%	$44,988	90%

2002	$18.88	(0.04)	(4.99)	(5.03)	–	–	–	–	$13.85	(26.64)%	1.10%	(0.24)%	0.35%	$33,621	202%

2003	$13.85	(0.03)	(2.42)	(2.45)	–	–	–	–	$11.40	(17.69)%	1.19%	(0.20)%	0.82%	$22,820	194%

2004	$11.40	(0.08)(g)	2.50	2.42	–	–	–	–	$13.82	21.23%	1.20%	(0.56)%	0.30%	$24,196	186%

Multi Cap Growth Fund
Class B Shares
2000	$18.61	(0.13)	9.12	8.99	–	–	(1.86)	(1.86)	$25.74	50.03%	1.86%	(1.04)%	0.05%	$14,129	114%

2001	$25.74	(0.08)	(5.16)	(5.24)	–	–	(1.89)	(1.89)	$18.61	(20.98)%	1.86%	(0.66)%	0.05%	$16,231	90%

2002	$18.61	(0.15)	(4.91)	(5.06)	–	–	–	–	$13.55	(27.19)%	1.85%	(0.99)%	0.05%	$12,196	202%

2003	$13.55	(0.14)	(2.33)	(2.47)	–	–	–	–	$11.08	(18.23)%	1.89%	(0.90)%	0.80%	$8,870	194%

2004	$11.08	(0.17)(g)	2.43	2.26	–	–	–	–	$13.34	20.40%	1.92%	(1.27)%	0.07%	$10,150	186%

Mid Cap Stock Fund
Class A Shares
2000	$13.45	(0.01)	2.54	2.53	(0.02)	–	(0.45)	(0.47)	$15.51	19.88%	1.54%	(0.13)%	–	$110,651	163%

2001	$15.51	(0.03)(g)	1.00	0.97	–	–	(1.97)	(1.97)	$14.51	6.51%	1.39%	(0.17)%	–	$119,409	112%

2002	$14.51	0.00(d)	(0.12)	(0.12)	–	–	–	–	$14.39	(0.83)%	1.39%	(0.26)%	0.06%	$119,407	91%

2003	$14.39	(0.00)(d)	(2.48)	(2.48)	–	–	–	–	$11.91	(17.23)%	1.26%	(0.01)%	0.20%	$102,263	80%

2004	$11.91	(0.05)	3.15	3.10	–	–	–	–	$15.01	26.03%	1.22%	(0.25)%	0.32%	$68,327	99%

Mid Cap Stock Fund
Class B Shares
2000(h)	$14.28	(0.03)	1.25	1.22	–	–	–	–	$15.50	8.54%	2.45%(e)	(1.82)%(e)	–	$53	163%

2001	$15.50	(0.15)(g)	1.00	0.85	–	–	(1.97)	(1.97)	$14.38	5.69%	2.14%	(1.06)%	–	$1,364	112%

2002	$14.38	(0.07)	(0.17)	(0.24)	–	–	–	–	$14.14	(1.67)%	2.20%	(1.09)%	–	$2,051	91%

2003	$14.14	(0.11)	(2.44)	(2.55)	–	–	–	–	$11.59	(18.03)%	2.21%	(0.96)%	–	$1,713	80%

2004	$11.59	(0.14)	3.03	2.89	–	–	–	–	$14.48	24.94%	2.12%	(1.16)%	0.00%(f)	$2,333	99%

Mid Cap Growth Fund
Class A Shares
2000(i)	$15.22	(0.02)	4.74	4.72	–	–	(2.04)	(2.04)	$17.90	34.04%	1.23%(e)	(0.31)%(e)	0.36%(e)	$1,161	56%

2001	$17.90	(0.01)	(1.13)	(1.14)	–	–	(3.60)	(3.60)	$13.16	(6.62)%	1.21%	(0.27)%	0.36%	$4,489	96%

2002	$13.16	(0.03)	(0.55)	(0.58)	–	–	–	–	$12.58	(4.41)%	1.21%	(0.25)%	0.37%	$5,965	106%

2003	$12.58	(0.01)	(2.42)	(2.43)	–	–	–	–	$10.15	(19.32)%	1.29%	(0.12)%	0.82%	$4,841	238%

2004	$10.15	(0.07)	3.41	3.34	–	–	–	–	$13.49	32.91%	1.25%	(0.56)%	0.49%	$6,635	99%

Mid Cap Growth Fund
Class B Shares
2004(j)	$11.81	(0.06)	1.75	1.69	–	–	–	–	$13.50	14.31%	2.08%(e)	(1.70)%(e)	0.05%(e)	$125	99%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.
(d)	Represent less than $0.01.
(e)	Computed on an annualized basis.
(f)	Represents less than 0.01%.
(g)	Based on average shares outstanding.
(h)	Reflects operations for the period from March 16, 2000 (date of initial public investment) to April 30, 2000.
(i)	Reflects operations for the period from September 1, 1999 (date of initial public investment) to April 30, 2000.
(j)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
											Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions	Return of Capital	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Small Cap Stock Fund
Class A Shares
1999(c)	$11.41	(0.01)	1.00	0.99	–	(0.01)	(0.37)	(0.38)	$12.02	9.24%	1.04%	(0.05)%	1.47%	$139,512	18%

2000(c)	$12.02	(0.03)	1.60	1.57	–	–	(1.71)	(1.71)	$11.88	16.31%	1.06%	(0.25)%	1.40%	$148,926	43%

2001(d)(e)	$11.88	(0.08)(f)	(0.64)	(0.72)	–	–	(1.14)	(1.14)	$10.02	(6.57)%	1.30%(g)	(0.83)%(g)	0.17%(g)	$113,499	21%

2002	$10.02	0.00(h)	0.77	0.77	–	–	(0.34)	(0.34)	$10.45	8.03%	1.23%	(0.57)%	0.07%	$115,011	136%

2003	$10.45	0.00(f)(h)	(1.63)	(1.63)	–	–	(1.93)	(1.93)	$6.89	(14.66)%	1.27%	(0.06)%	0.10%	$106,415	68%

2004	$6.89	(0.03)(f)	3.24	3.21	–	–	(0.80)	(0.80)	$9.30	47.22%	1.25%	(0.30)%	0.17%	$11,217	55%

Small Cap Stock Fund
Class B Shares
2001(i)	$9.75	(0.05)(f)	0.31	0.26	–	–	–	–	$10.01	2.67%	0.89%(g)	(0.72)%(g)	–	$35	21%

2002	$10.01	(0.06)	0.75	0.69	–	–	(0.34)	(0.34)	$10.36	7.22%	2.05%	(1.35)%	–	$387	136%

2003	$10.36	(0.05)(f)	(1.64)	(1.69)	–	–	(1.93)	(1.93)	$6.74	(15.46)%	2.12%	(0.89)%	–	$506	68%

2004	$6.74	(0.10)(f)	3.16	3.06	–	–	(0.80)	(0.80)	$9.00	45.99%	2.05%	(1.10)%	0.00%(j)	$1,119	55%

Small Cap Growth Fund
Class A Shares
2000	$12.59	(0.05)	15.25	15.20	–	(4.72)	–	(4.72)	$23.07	126.13%	1.30%	(0.49)%	0.31%	$11,292	753%

2001	$23.07	(0.02)	(2.01)	(2.03)	–	(4.03)	(0.02)	(4.05)	$16.99	(10.09)%	1.25%	(0.11)%	0.31%	$65,062	360%

2002	$16.99	(0.05)	0.82	0.77	–	–	–	–	$17.76	4.53%	1.27%	(0.38)%	0.31%	$74,576	267%

2003	$17.76	(0.08)	(5.69)	(5.77)	–	–	–	–	$11.99	(32.49)%	1.33%	(0.67)%	1.05%	$52,397	246%

2004	$11.99	(0.17)(f)	5.71	5.54	–	–	–	–	$17.53	46.21%	1.36%	(0.99)%	0.42%	$72,164	256%

Small Cap Growth Fund
Class B Shares
2001(k)	$16.80	(0.01)	0.18	0.17	–	–	–	–	$16.97	1.01%	2.07%(g)	(0.61)%(g)	0.01%(g)	$125	360%

2002	$16.97	(0.14)	0.77	0.63	–	–	–	–	$17.60	3.71%	2.01%	(1.20)%	0.02%	$829	267%

2003	$17.60	(0.19)	(5.62)	(5.81)	–	–	–	–	$11.79	(33.01)%	2.08%	(1.44)%	1.39%	$1,611	246%

2004	$11.79	(0.29)(f)	5.61	5.32	–	–	–	–	$17.11	45.12%	2.09%	(1.73)%	0.24%	$2,853	256%

Small Cap Growth Fund
Class C Shares
2003(l)	$12.27	(0.03)	(0.43)	(0.46)	–	–	–	–	$11.81	(3.75)%	2.09%(g)	(1.42)%(g)	9.19%(g)	$147	246%

2004	$11.81	(0.30)(f)	5.64	5.34	–	–	–	–	$17.15	45.22%	2.12%	(1.76)%	0.43%	$677	256%

International Equity Fund
Class A Shares
1999(m)	$10.00	0.11	0.48	0.59	–	–	–	–	$10.59	5.90%	0.98%(g)	2.80%(g)	1.86%(g)	$39,506	17%

2000(c)	$10.59	0.08	1.28	1.36	(0.14)	(0.14)	–	(0.28)	$11.67	12.87%	0.97%	0.72%	1.85%	$44,697	56%

2001(d)(e)	$11.67	0.01(f)	(1.31)	(1.30)	–	(0.71)	–	(0.71)	$9.66	(11.41)%	1.46%(g)	0.07%(g)	0.42%(g)	$34,916	73%

2002	$9.66	0.16	(0.71)	(0.55)	(0.16)	–	–	(0.16)	$8.95	(5.60)%	1.64%	0.61%	0.15%	$45,754	61%

2003	$8.95	0.09(f)	(1.42)	(1.33)	(0.11)	–	–	(0.11)	$7.51	(14.84)%	1.57%	1.12%	0.25%	$62,059	42%

International Equity Fund
Class B Shares
2001(i)	$10.25	(0.05)(f)	(0.55)	(0.60)	–	–	–	–	$9.65	(5.85)%	4.04%(g)	(0.50)%(g)	0.00%(g)(j)	$5	73%

2002	$9.65	0.20	(0.83)	(0.63)	(0.13)	–	–	(0.13)	$8.89	(6.42)%	2.44%	0.04%	0.10%	$57	61%

2003	$8.89	0.00(f)(h)	(1.38)	(1.38)	(0.05)	–	–	(0.05)	$7.46	(15.56)%	2.47%	0.06%	0.10%	$55	42%

2004	$7.46	0.00(f)(h)	2.22	2.22	(0.08)	–	–	(0.08)	$9.60	29.80%	2.47%	0.03%	0.02%	$223	53%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Reflects operations for the year ended June 30.
(d)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(e)	Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(f)	Based on average shares outstanding.
(g)	Computed on an annualized basis.
(h)	Represents less than $0.01.
(i)	Reflects operations for the period from January 10, 2001 (date of initial public investment) to April 30, 2001.
(j)	Represents less than 0.01%.
(k)	Reflects operations for the period from February 20, 2001 (date of initial public investment) to April 30, 2001.
(l)	Reflects operations for the period from October 1, 2002 (date of initial public investment) to April 30, 2003.
(m)	Reflects operations for the period from February 9, 1999 (date of initial public investment) to June 30, 1999.

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HOW TO OBTAIN MORE
INFORMATION ABOUT MTB GROUP OF FUNDS

Statement of Additional Information (SAI)

A Statement of Additional Information (SAI) dated August 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

Annual and Semi-Annual Reports

These reports list the holdings of the MTB Group of Funds and contain information from the Portfolios’ managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

To Obtain More Information:

Phone: Call 1-800-836-2211

Mail: Write to us at:

MTB Funds
P.O. Box 4556
Buffalo, NY 14240-4556

Web: www.mtbfunds.com

Automated price, yield, and performance information—24 hours a day, 7 days a week:

Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

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Cusip 55376V861
Cusip 55376V804
Cusip 55376V200
Cusip 55376T460
Cusip 55376T452
Cusip 55376T338
Cusip 55376T270
Cusip 55376T247
Cusip 55376T239
Cusip 55376T213
Cusip 55376T197
Cusip 55376V507
Cusip 55376V606
Cusip 55376T361
Cusip 55376T353
Cusip 55376T312
Cusip 55376T296
Cusip 55376T569
Cusip 55376T551
Cusip 55376T833
Cusip 55376T825
Cusip 55376T874
Cusip 55376T866
Cusip 55376T627
Cusip 55376T619

Cusip 55376T593
Cusip 55376T585
Cusip 55376T643
Cusip 55376T635
Cusip 55376T106
Cusip 55376T205
Cusip 55376T403
Cusip 55376T502
Cusip 55376T684
Cusip 55376T676
Cusip 55376T700
Cusip 55376T809
Cusip 55376T726
Cusip 55376T718
Cusip 55376T767
Cusip 55376T759
Cusip 55376T395
Cusip 55376T387
Cusip 55376T494
Cusip 55376T486
Cusip 55376T536
Cusip 55376T528
Cusip 55376T130
Cusip 55376T122
Cusip 55376T171
Cusip 55376T163
Cusip 55376T155
Cusip 55376T791
Cusip 55376T783

Investment Advisor


MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisor to MTB International Equity Fund


UBS Global Asset Management
(Americas) Inc.
 One North Wacker Drive
Chicago, IL 60606


Sub-Advisors to MTB Small Cap Stock Fund


LSV Asset Management,
One North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.,
One Southwest Columbia Street, Suite 1500
Portland, OR 97258


Sub-Advisor to MTB Mid Cap Stock Fund

Independence Investment LLC
53 State Street
Boston, MA 02100

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609


Independent Registered Public Accounting Firm


Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
28499 (8/04)

[Logo of MTB]

We are pleased to send you this Prospectus for Class A, B and C Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

1-800-836-2211 / mtbfunds.com


MTB FUNDS
100 E. PRATT ST. (15th FLOOR)
BALTIMORE, MD 21202

MTB-AR-001-0804

                       STATEMENT OF ADDITIONAL INFORMATION
                       CLASS A, CLASS B AND CLASS C SHARES

                               MTB GROUP OF FUNDS

                       Statement of Additional Information

                                 August 31, 2004

MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

+Only MTB Small Cap Growth Fund offers Class C Shares

*Offer Class A Shares only

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for the Funds dated August 31, 2004.


This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports.
Obtain the prospectus, Annual or Semi-Annual Report without charge by calling
(800) 836-2211; in the Buffalo area call (716) 635-9368.

========================================================================================
CONTENTS
How Are the Funds Organized? ..................................
Securities In Which the Funds Invest...........................
Investment Risks...............................................
Fundamental Investment Objectives and Policies.................
Investment Limitations.........................................
Determining Market Value of Securities.........................
What Do Shares Cost?...........................................
How Are the Funds Sold?........................................
Exchanging Securities For Shares...............................
Subaccounting Services.........................................
Redemption in Kind.............................................
Account and Share Information..................................
Tax Information................................................
Who Manages and Provides Services to the Funds?................
Fees Paid by the Funds for Services............................
How Do the Funds Measure Performance?..........................
Financial Information..........................................
Investment Ratings.............................................
Addresses......................................................Back Cover

Cusip 55376V861              Cusip55376T643
Cusip 55376V804              Cusip55376T635
Cusip 55376V200              Cusip55376T106
Cusip 55376T460              Cusip55376T205
Cusip 55376T452              Cusip55376T403
Cusip 55376T338              Cusip55376T502
Cusip 55376T270              Cusip55376T684
Cusip 55376T247              Cusip55376T676
Cusip 55376T239              Cusip55376T700
Cusip 55376T213              Cusip55376T809
Cusip 55376T197              Cusip55376T726
Cusip 55376V507              Cusip55376T718
Cusip 55376V606              Cusip55376T767
Cusip 55376T361              Cusip55376T759
Cusip 55376T353              Cusip55376T395
Cusip 55376T312              Cusip55376T387
Cusip 55376T296              Cusip55376T494
Cusip 55376T569              Cusip55376T486
Cusip 55376T551              Cusip55376T536
Cusip 55376T833              Cusip55376T528
Cusip 55376T825              Cusip55376T130
Cusip 55376T874              Cusip55376T122
Cusip 55376T866              Cusip55376T171
Cusip 55376T627              Cusip55376T163
Cusip 55376T619              Cusip55376T155
Cusip 55376T593              Cusip55376T791
Cusip 55376T585              Cusip55376T783
28527 (08/04)                                             MTB-AR-005-0804


HOW ARE THE FUNDS ORGANIZED?
========================================================================================

Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds
(the "Trust"), a Delaware statutory trust, except for Pennsylvania Municipal
Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund,
Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund,
which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November
8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust changed its name from
VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK
Funds on August 15 and 22, 2003. These Funds are accounting survivors of corresponding portfolios of ARK Funds, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of
ARK Funds. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Fund's investment advisor is MTB
Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of Manufacturers and
Traders Trust Company (M&T Bank). Three Variable Annuity Funds are offered in a separate prospectus and SAI.

========================================================================================
SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

MONEY MARKET AND INCOME FUNDS
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
                                 U.S. U.S. Tax Free Money New York Pennsylvania
                               Treasury Government Money Market Market Fund Tax
                               Free Tax Free Money
                                 Money     Money Market       Fund                        Money        Market Fund
                              Market Fund      Fund                                    Market Fund
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Fixed Income Securities            P             P              P             P             P               P
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Treasury Securities                P             P              A             A             A               A
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Agency Securities                  N             P              A             P             A               A
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Corporate Debt Securities          N             A              A             P             N               N
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Commerical Paper                   N             A              A             P             A               A
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Demand Instruments                 N             A              A             A             A               A
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Taxable Municipal                  N             A              N             N             N               N
Securities
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Mortgage Backed Securities         N             N              N             N             N               N
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Asset Backed Securities            N             N              N             N             N               N
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Zero Coupon Securities             N             N              A             N             N               N
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Bank Instruments                   N             A              A             A             N               N
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Credit Enhancement                 N             A              A             A             A               A
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Foreign Securities                 N             N              N             N             A               A
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Tax Exempt Securities              N             A              P             N             P               P
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
General Obligation Bonds           N             A              P             N             P               P
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Special Revenue Bonds              N             A              P             N             P               P
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Tax Increment Financing            N             A              P             N             P               P
Bonds
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Municipal Notes                    N             A              P             N             P               P
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Variable Rate Demand               A             A              P             A             A               A
Instruments
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Municipal Leases                   N             N              N             N             N               N
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Derivative Contracts               N             N              N             N             N               N
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Futures Contracts                  N             N              N             N             N               N
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Options                            N             N              N             N             N               N
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Special Transactions               P             P              A             A             A               A
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Repurchase Agreements              P             P              A             A             A               A
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Reverse Repurchase                 A             A              A             A             A               A
Agreements
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Delayed Delivery                   A             A              A             A             A               A
Transactions
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Securities Lending                 P             P              P             P             P               P
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Asset Coverage                     A             A              A             A             A               A
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------
Investing in Securities of         N             A              A             N             A               A
Other Investment Companies
----------------------------- ------------ -------------- -------------- ------------- ------------- ----------------

----------------------------------------------------------------------------------------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
                           Short       Short-Term    U.S.        New York   Pennsylvania Maryland  IntermediateIncome
                          Duration      Corporate    Government  Municipal   Municipal   Municipal Bond Fund    Fund
                         Government     Bond Fund    Bond F und  Bond Fund   Bond Fund   Bond
                         Bond Fund                                                         Fund
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Fixed Income                 P              P            P           P           P          P          P          P
Securities
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Treasury Securities          P              P            P           A           A          A          P          P
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Agency Securities            P              P            P           A           A          A          P          P
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Corporate Debt               A              P            A           A           A          A          P          P
Securities
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Commercial Paper             A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Demand Instruments           A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Taxable Municipal            A              A            A           N           N          N          A          A
Securities
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Mortgage Backed              P              P            P           N           N          N          P          P
Securities
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Asset Backed                 A              P            A           N           N          N          P          P
Securities
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Zero Coupon Securities       A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Bank Instruments             A              A            A           N           N          N          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Credit Enhancement           N              A            N           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Foreign Securities           N              A            N           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Tax Exempt Securities        N              A            N           P           P          P          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
General Obligation           N              A            N           P           P          P          A          A
Bonds
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Special Revenue Bonds        N              A            N           P           P          P          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Tax Increment                N              A            N           P           P          P          A          A
Financing Bonds
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Municipal Notes              N              A            N           P           P          P          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Variable Rate Demand         A              P            A           P           P          P          P          P
Instruments
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Municipal Leases             A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Derivative Contracts         A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Futures Contracts            A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Options                      A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Special Transactions         A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Repurchase Agreements        A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Reverse Repurchase           A              A            A           A           A          A          A          A
Agreements
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Delayed Delivery             A              A            A           A           A          A          A          A
Transactions
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Securities Lending           P              P            P           P           P          P          P          P
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Asset Coverage               A              A            A           A           A          A          A          A
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------
Investing in                 A              A            A           A           A          A          A          A
Securities of Other
Investment Companies
----------------------- ------------- -------------- ----------- ---------- ------------ --------- ----------- --------

MANAGED ALLOCATION FUNDS

As described in the prospectus, the Managed Allocation Funds seek to achieve their investment objectives by investing in a combination of underlying funds
(the "Underlying Funds") managed by the Adviser. The types of securities shown for the Managed Allocation Funds in the table below represent the investments by the Underlying Funds.
 ------------------------------------------ -------------------- --------------------- -------------------
                                            Managed Allocation    Managed Allocation        Managed
                                                  Fund -           Fund - Moderate     Allocation Fund -
                                            Conservative Growth         Growth         Aggressive Growth
 ------------------------------------------ -------------------- --------------------- -------------------
 Equity Securities                                   P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Common Stocks                                       P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Preferred Stocks                                    P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Real Estate Investment Trusts                       A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Warrants                                            A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Fixed Income Securities                             P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Treasury Securities                                 P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Agency Securities                                   P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Corporate Debt Securities                           P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Commercial Paper                                    A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Demand Instruments                                  A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Mortgage Backed Securities                          P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Asset Backed Securities                             P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Zero Coupon Securities                              P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Bank Instruments                                    P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
    Credit Enhancement                               P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Convertible Securities                              A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Tax Exempt Securities                               A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Variable Rate Demand Instruments                    A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Municipal Securities                                A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Municipal Notes                                     A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Foreign Securities                                  P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Depository Receipts                                 P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Foreign Exchange Contracts                          P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Foreign Government Securities                       P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Derivative Contracts                                A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Futures Contracts                                   A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Options                                             A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Special Transactions                                A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Repurchase Agreements                               A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Reverse Repurchase Agreements                       A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Delayed Delivery Transactions                       A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Securities Lending                                  P                    P                    P
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Asset Coverage                                      A                    A                    A
 ------------------------------------------ -------------------- --------------------- -------------------
 ------------------------------------------ -------------------- --------------------- -------------------
 Investing in Securities of Other                    A                    A                    A
 Investment Companies
 ------------------------------------------ -------------------- --------------------- -------------------


BALANCED FUND
---------------------------------------- ------------------------------------
           Equity Securities                              P
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
             Common Stocks                                P
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
           Preferred Stocks                               A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
 Interests in Other Limited Liability                     A
               Companies
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
     Real Estate Investment Trusts                        A

---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
               Warrants                                   A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
        Fixed Income Securities                           P
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
          Treasury Securities                             P
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
           Agency Securities                              P
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
       Corporate Debt Securities                          P
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
           Commercial Paper                               A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
          Demand Instruments                              A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
      Mortgage Backed Securities                          A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
        Asset Backed Securities                           A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
        Zero Coupon Securities                            A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
           Bank Instruments                               A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
        Convertible Securities                            A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
          Foreign Securities                              A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
         Derivative Contracts                             A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
           Futures Contracts                              A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
                Options                                   A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
         Special Transactions                             A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
         Repurchase Agreements                            A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
     Reverse Repurchase Agreements                        A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
     Delayed Delivery Transactions                        A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
          Securities Lending                              P
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
            Asset Coverage                                A
---------------------------------------- ------------------------------------
---------------------------------------- ------------------------------------
   Investing in Securities of Other                       A
         Investment Companies
---------------------------------------- ------------------------------------

EQUITY FUNDS
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
                     Equity   Large     Equity  Large   Large    Multi    Mid    Mid     Small  Small   International
                     Income   Cap       Index   Cap     Cap      Cap      Cap    Cap     Cap    Cap     Equity
                      Fund    Value      Fund   Stock   Growth   Growth   Stock  Growth  Stock  Growth    Fund
                                Fund             Fund    Fund     Fund    Fund    Fund   Fund    Fund
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Equity Securities       P        P        P       P        P        P       P      P       P      P         P
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Common Stocks           P        P        P       P        P        P       P      P       P      P         P
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Preferred Stocks        P        P        P       P        P        P       P      P       P      P         P
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Interests in Other      A        A        A       A        A        A       A      A       A      A         A
Limited Liability
Companies
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Real Estate             A        A        A       A        A        A       A      A       A      A         N
Investment Trusts
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Warrants                A        A        A       A        A        A       A      A       A      A         A
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Fixed Income            P        P        P       P        P        P       P      P       P      P         A
Securities
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Treasury Securities     A        A        A       A        A        A       A      A       A      A         A
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Agency Securities       A        A        A       A        A        A       A      A       A      A         A
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Corporate Debt          A        A        A       A        A        A       A      A       A      A         A
Securities
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Commerical Paper        A        A        A       A        A        A       A      A       A      A         A
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Demand Instruments      A        A        A       A        A        A       A      A       A      A         A
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Mortgage Backed         A        A        A       A        A        A       A      A       A      A         A
Securities
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Asset Backed            A        A        A       A        A        A       A      A       A      A         A
Securities
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Zero Coupon             A        A        A       A        A        A       A      A       A      A         A
Securities
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Bank Instruments        A        A        A       A        A        A       A      A       A      A         A
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Convertible             A        A        A       A        A        A       A      A       A      A         P
Securities
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Foreign Securities      A        A        A       A        A        A       A      A       A      A         P
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Derivative              A        A        A       A        A        A       A      A       A      A         P
Contracts
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Futures Contracts       A        A        A       A        A        A       A      A       A      A         P
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Options                 A        A        A       A        A        A       A      A       A      A         A
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Special                 A        A        A       A        A        A       A      A       A      A         A
Transactions
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Repurchase              A        A        A       A        A        A       A      A       A      A         A
Agreements
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Reverse Repurchase      A        A        A       A        A        A       A      A       A      A         A
Agreements
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Delayed Delivery        A        A        A       A        A        A       A      A       A      A         A
Transactions
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Securities Lending      P        P        P       P        P        P       P      P       P      P         P
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Asset Coverage          A        A        A       A        A        A       A      A       A      A         A
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------
Investing in            A        A        A       A        A        A       A      A       A      A         A
Securities of
Other Investment
Companies
-------------------- -------- --------- ------- ------- -------- -------- ------ ------- ------ ------- ----------

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

    Common Stocks
    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    Preferred Stocks
    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

    Interests in Other Limited Liability Companies
    Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

    Real Estate Investment Trusts (REITs)
    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    Warrants
    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

    Treasury Securities
    Treasury securities are direct obligations of the federal government of the
    United States. Treasury securities are generally regarded as having the lowest credit risks.

    Agency Securities
    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
    These include the Government National Mortgage Association, Small Business
    Administration, Farm Credit System Financial Assistance Corporation,
    Farmer's Home Administration, Federal Financing Bank, General Services
    Administration, Department of Housing and Urban Development, Export-Import
    Bank, Overseas Private Investment Corporation, and Washington Metropolitan
    Area Transit Authority Bonds.

     Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
    to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
    Corporation, Federal National Mortgage Association, Student Loan Marketing
    Association, and Tennessee Valley Authority in support of such obligations.

    A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and
    Resolution Funding Corporation.

    Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

    A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

    Corporate Debt Securities
    Corporate debt securities are fixed income securities issued by businesses.
    Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
    securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    Commercial Paper
    Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

    Demand Instruments
    Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.
    The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

    Taxable Municipal Securities
    Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

    Mortgage Backed Securities
    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

    Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

        Collateralized Mortgage Obligations (CMOs)
        CMOs, including interests in real estate mortgage investment conduits
        (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

           Sequential CMOs
           In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

           PACs, TACs and Companion Classes
           More sophisticated CMOs include planned amortization classes (PACs)
           and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate.
           In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

           IOs and POs
           CMOs may allocate interest payments to one class (Interest Only or
           IOs) and principal payments to another class (Principal Only or POs).
           POs increase in value when prepayment rates increase. In contrast,
           IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

           Floaters and Inverse Floaters
           Another variant allocates interest payments between two classes of
           CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse
           Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and
           Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

           Z Classes and Residual Classes
           CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another
           REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters,
Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured  interest  bearing deposits with banks.  Bank instruments
include  bank   accounts,   time   deposits,   certificates   of  deposit  and  banker's
acceptances.  Yankee  instruments  are  denominated  in U.S.  dollars and issued by U.S.
branches of foreign banks.  Eurodollar  instruments are denominated in U.S.  dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

    General Obligation Bonds
    General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

    Special Revenue Bonds
    Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

        Private Activity Bonds
        Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds.
        The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

        The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

    Tax Increment Financing Bonds
    Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

    Municipal Notes
    Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

    Variable Rate Demand Instruments
    Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

    Municipal Leases
    Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

    A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

|       it is  organized  under  the laws of,  or has a  principal  office  located  in, another country;

|       the principal trading market for its securities is in another country; or

|   it (or its subsidiaries) derived in its most current fiscal year at least
    50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

    Depositary Receipts
    Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American
    Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

    Foreign Government Securities
    Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
    International Bank for Reconstruction and Development (the World Bank), the
    Asian Development Bank, the European Investment Bank and the Inter-American
    Development Bank.

    Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
    Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.
OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

    Futures Contracts
    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
    Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    The Funds may buy/sell financial futures contracts. Mid Cap Stock Fund and
    Large Cap Value Fund may also buy/sell stock index futures contracts.

    Options
    Options are rights to buy or sell an underlying asset for a specified price
    (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    The Funds may:

|       Buy call options on portfolio  securities in  anticipation of an increase in the value of the underlying asset;

|   Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

    Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
    to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

    Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
    to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

    When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings for Money Market Funds
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group
("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or
F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market
Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See
"Regulatory Compliance."

If a security is downgraded below the minimum quality grade discussed in the
Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

Special Transactions

    Repurchase Agreements
    Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

    Reverse Repurchase Agreements
    Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    Delayed Delivery Transactions
    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

        To Be Announced Securities (TBAs)
        As with other delayed delivery transactions, a seller agrees to issue a
        TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

    Securities Lending
    The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

    The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower.
    The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.
    The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to interest rate risks and credit risks.

    Asset Coverage
    In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
    Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest its assets in securities of other investment  companies,  including the securities of affiliated  money market funds,  as an efficient means of carrying out their investment policies and managing any uninvested cash. See


"Investment Risks - Fund Expenses" on page 20 of this SAI and "Investment
Limitations - Investing in Other Investment Companies" on page 24 of this SAI.


The Funds may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The shares of ETFs are listed and traded on stock exchanges at market prices. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

INVESTMENT RISKS
========================================================================================

There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements)
as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities.
For example, their prices are more volatile and their trading market may be more limited.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Lower-Quality Municipal Securities

The Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund may invest a portion of their assets in lower-quality municipal securities as described in the prospectus. While the markets for Maryland and Pennsylvania municipal securities are considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value their portfolio securities, and their ability to dispose of lower-quality bonds. The outside pricing services are monitored by the Advisor to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

The Funds may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Funds' shareholders.

Fund Expenses - Managed Allocation Funds

Mutual fund portfolios bear charges for advisory fees and operational expenses.
The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an
ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i)
the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

========================================================================================

FUNDAMENTAL INVESTMENT OBJECTIVES and Policies

The International Equity Fund's investment objective is to seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S.
equity securities.

The Small Cap Growth Fund's investment objective is long-term capital appreciation.

The Small Cap Stock Fund's investment objective is to seek growth of capital.

The Mid Cap Growth Fund's investment objective is long-term capital appreciation.

The Mid Cap Stock Fund's investment objective is to provide total return.

The Multi Cap Growth Fund's investment objective is long-term capital appreciation.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P
500).

The Large Cap Value Fund's investment objective is to provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Equity Income Fund's investment objective is current income and growth of capital.

The Balanced Fund's investment objective is to provide total return.

The Managed Allocation Fund - Aggressive Growth's investment objective is to seek capital appreciation.

The Managed Allocation Fund - Moderate Growth's investment objective is to seek capital growth and, secondarily, income.

The Managed Allocation Fund - Conservative Growth's investment objective is to seek capital appreciation and income.

The Intermediate Term Bond Fund's investment objective is current income.

The Income Fund's investment objective is primarily current income and secondarily capital growth.

The Short-Term Corporate Bond Fund's investment objective is current income.

The Maryland Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

The Pennsylvania Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania.

The New York Municipal Bond Fund's investment objective is to provide current income which is exempt from Federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New
York and New York municipalities.

The U.S. Government Bond Fund's investment objective is to provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Short Duration Government Bond Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

The Pennsylvania Tax Free Money Market Fund's investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Under normal circumstances, Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and
Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal. The Tax-Free Money Market Fund's investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S. Government Money Market Fund's investment objective is to seek maximum current income and provide liquidity and security of principal.

The U.S. Treasury Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: International Equity
Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap
Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund,
Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term
Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short
Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market
Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

========================================================================================

INVESTMENT LIMITATIONS - U.S. treasury money market fund, money market fund, new york tax-free money market fund, U.S. government BOND fund, new york municipal BOND fund, large cap value fund, large cap growth fund and mid cap stock fund

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment.
Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Bond Fund
With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of
Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
      U.S Treasury Money Market Fund, Money Market Fund and New York Tax Free
      Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

      New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value
      Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      Mid-Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money
As an operating (non-fundamental) policy, the New York Tax-Free Money Market
Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The U.S. Government Bond Fund, New York Municipal Bond Fund and Large Cap Value
Fund will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock Fund and Large Cap Growth Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's
Trustees.

Dealing in Puts and Calls
The New York Tax-Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control
The New York Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money
The New York Tax-Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York
Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted
that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds'
total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

investment limitations - all other funds
========================================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund
and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration
Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration
Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the three Managed Allocation Funds and Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the three Managed Allocation
Funds, the International Equity Fund and the Short Duration Government Bond
Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York
Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the
Fund's total assets may be invested without regard to such 5% limitation), and
(b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the
1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.
Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15%
(10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money
Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money
Market Fund and Tax-Free Money Market Fund -- collectively, the "Money Market
Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such
Fund's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market
Funds may not engage in any short sales. Each Fund other than the Small Cap
Fund, the International Equity Fund and the Managed Allocation Funds may not
engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such
Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund,
Maryland Municipal Bond Fund and New York Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c)
asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange
Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the fiscal years ended April 30, 2004 and 2003, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                              2004    2003

International Equity Fund........................................53%      42%
Small Cap Growth Fund+...........................................256%     246%
Small Cap Stock Fund.............................................55%      68%
Mid Cap Growth Fund*+............................................99%      238%
Mid Cap Stock Fund...............................................99%      80%
Multi Cap Growth Fund+...........................................186%     194%
Large Cap Growth Fund............................................68%      37%
Large Cap Stock Fund*............................................84%      36%
Equity Index Fund................................................76%      87%
Large Cap Value Fund.............................................27%      32%
Equity Income Fund...............................................30%      28%
Balanced Fund....................................................66%      84%
Managed Allocation Fund - Aggressive Growth......................5%       11%
Managed Allocation Fund - Moderate Growth .......................15%      10%
Managed Allocation Fund - Conservative Growth ...................14%      11%
Intermediate-Term Bond Fund*+....................................154%     259%
Income Fund*+....................................................177%     276%
Short-Term Corporate Bond Fund*+.................................99%      170%
Maryland Municipal Bond Fund.....................................17%      18%
Pennsylvania Municipal Bond Fund.................................11%      12%
New York Municipal Bond Fund.....................................40%      50%
Short Duration Government Bond Fund**+...........................125%     96%
U.S. Government Bond Fund........................................64%      68%

+ These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which  may adversely impact performance.

*The variation in each Fund's portfolio turnover rate from 2004 to 2003 was due to the
Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

**The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund's shareholders.

========================================================================================

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the
NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the
SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the
NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market values of the Income, Balanced and Equity Funds' portfolio securities are determined as follows:

|  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

|       in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

|  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

|  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and


|  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m.
Eastern time, on the day the value of the foreign security is determined.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the
Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
========================================================================================

Each Equity, Balanced, Managed Allocation and Income Fund's NAV per Share
fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?
========================================================================================

Under the  Distributor's  Contract with the Fund, the  Distributor  (Edgewood  Services,
Inc.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

Stock, Balanced and Managed Allocation Funds (except for Equity Index Fund, Mid Cap
Stock Fund and Small Cap Stock Fund)
                                            Advance Commission
                                            as a Percentage of
Purchase Amount                             Public Offering Price
$1 million - $2,999,999.99                  1.00%
$3 million up to $4,999,999.99              0.50%
Over $5 million                             0.25%

----------------------------------------------------------------------------------------

Bond Funds

                                            Advance Commission
                                            as a Percentage of
Purchase Amount                             Public Offering Price
$1 million - $2,999,999.99                  0.75%
$3 million up to $4,999,999.99              0.50%
Over $5 million                             0.25%

----------------------------------------------------------------------------------------

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

RULE 12B-1 PLANS
As compensation type plans, the Rule 12b-1 Plans are designed to pay the
Distributor (who may then pay investment professionals such as banks (including
M&T Bank and its affiliates), broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased as well as for administrative and recordkeeping services. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing, recordkeeping and administrative expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related, recordkeeping and administrative expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


Class C Shares

In most cases, investment professionals that sell Class C Shares are entitled to receive a 0.75% 12b-1 fee on assets in the 13th month after the sale.

SHAREHOLDER SERVICES
The Funds  may pay  M&T  Securities,  Inc.,  its  affiliates  and  other  investment professionals for providing  shareholder services and maintaining  shareholder accounts.
M&T  Securities,  Inc.  may  select  others  to  perform  these  services  for their customers and may pay them fees.

Class B Shares

In most cases, investment professionals that sell Class B Shares are entitled to receive a 0.25% shareholders services fee on assets in the 13th month after the sale.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor
(but not out of Fund assets) and/or the Advisor or its affiliates. The
Distributor may be reimbursed by the Advisor or its affiliates.

Investment professionals receive such fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the
Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
========================================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
========================================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
========================================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

========================================================================================

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of August 3, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:

U.S. Treasury Money Market Fund (Class A Shares) - NFSC, New York, NY (23.98%);
Manufacturers & Traders, Buffalo, NY (15.21%); and Gibraltar Management Co.,
Inc., Tarrytown, NY (5.78%).

U.S. Government Money Market Fund (Class A Shares) - NFSC, New York, NY
(81.47%); and Manufacturers & Traders, Buffalo, NY (18.48%).

Tax Free Money Market Fund (Class A Shares) - NFSC, New York, NY (99.98%).

Money Market Fund (Class A Shares) - NFSC, New York, NY (32.02%).

Money Market Fund (Class B Shares) - NFSC, York, PA (26.29%); NFSC, Ft.
Washington, MD (19.07%); NFSC, Silver Spring, MD (11.98%); State Street Bank
& Trust, Lineboro, MD (11.02%); and NFSC, Baltimore, MD (5.57%).

New York Tax Free Money Market Fund (Class A Shares) - NFSC, New York, NY
(33.41%); Manufacturers & Traders Trust Co., Buffalo, NY (18.71%); Frank J.
McGuire, Buffalo, NY (5.79%); and SEI Investments, Oaks, PA (5.46%).

Pennsylvania Tax Free Money Market Fund (Class A Shares) - NFSC, New York, NY
(99.98%).

Short Duration Government Bond Fund (Class A Shares) - NFSC, Hagerstown, MD
(12.52%).

Short Duration Government Bond Fund (Class B Shares) - NFSC, Weatherly, PA
(41.25%); Marion Vieten, Weatherly, PA (39.89%); and NFSC, Clarksville, MD
(16.06%).

Short Term Corporate Bond Fund (Class A Shares) - NFSC, Holland, NY (18.09%);
State Street Bank and Trust Company, Red Hook, NY (16.09%); Elaine M. Crist,
Liverpool, NY (9.86%); Alice Wilson, Hilton, NY (9.58%); and Mark S. Reynolds,
Rochester, NY (8.29%).

Short Term Corporate Bond Fund (Class B Shares) - Daniel F. Graesser, Getzville,
NY (45.36%); Emma F. Hale, Rochester, NY (17.75%); NFSC, Annapolis, MD (16.90%);
State Street Bank and Trust, Liverpool, NY (12.66%); and State Street Bank &
Trust, Coal Township, PA (7.14%).

U.S. Government Bond Fund (Class A Shares) - SEI Trust Company, Oaks, PA
(58.14%); and MTB Managed Allocation Fund - Moderate Growth, State College, PA
(5.89%).

U.S. Government Bond Fund (Class B Shares) - Jane Ma Kropwinicki, Syracuse, NY
(46.53%); Doris M. Frasher, N. Tonawanda, NY (24.39%); and State Street Bank and
Trust Company, Harrisburg, PA (17.95%).

New York Municipal Bond Fund (Class A Shares) - SEI Trust Company, Oaks, PA
(16.02%).

New York Municipal Bond Fund (Class B Shares) - Marcus Bernard, Oceanside, NY
(24.22%); Alma Harris Gary, Brooklyn, NY (22.00%); Amelia Joyce, East Rockaway,
NY (10.87%); Charles T. Messler, Oceanside, NY (9.80%); and Gisela Collins,
Brooklyn, NY (7.58%).

Pennsylvania Municipal Bond Fund (Class A Shares) - NFSC, Sunbury, PA (8.87%);
and NFSC, Great Bend, PA (8.78%).

Pennsylvania Municipal Bond Fund (Class B Shares) - Merrill Lynch Pierce Fenner
& Smith Inc., Jacksonville, FL (41.15%); Martha B. Kohl, Harrisburg, PA
(9.56%); Daniel B. Jenakovich, Middletown, PA (6.31%); Marion Vieten, Weatherly,
PA (6.27%); and Sarah J. Umlauf (5.69%).

Maryland Municipal Bond Fund (Class A Shares) - NFSC, Snow Hill, MD (5.17%).

Maryland Municipal Bond Fund (Class B Shares) - NFSC, Annapolis, MD (10.02%);
NFSC, Ellicott City, MD (6.55%); and NFSC, Lutherville, MD (5.30%).

Intermediate-Term Bond Fund (Class A Shares) - MTB Managed Allocation Fund -
Moderate Growth II, State College, PA (33.85%); MTB Managed Allocation Fund-
Moderate Growth, State College, PA (32.67%); and MTB Managed Allocation Fund -
Conservative Growth, State College, PA (8.84%).

Intermediate-Term Bond Fund (Class B Shares) - Marion Vieten, Weatherly, PA
(52.14%); Nadezda Rizun, Buffalo, NY (24.46%); State Street Bank and Trust Co.,
Ellicotville, NY (8.10%); and Hastings Gorski American Legion, Williamstown, NY
(7.06%).

Equity Income Fund (Class B Shares) - NFSC, Rhinebeck, NY (31.17%); and NFSC,
Peckville, PA (22.11%).

Large Cap Value Fund (Class A Shares) - SEI Trust Company, Oaks, PA (55.10%);
MTB Managed Allocation Fund - Moderate Growth, State College, PA (11.20%); MTB
Managed Allocation Fund - Moderate Growth II, State College, PA (9.23%); and MTB
Managed Allocation Fund- Aggressive Growth (7.13%).

Equity Index Fund (Class A Shares) - Counsel Trust FBO Weston Hurd Fallon
Paisley & Howell LLP 401k Plan, York, PA (19.92%).

Equity Index Fund (Class B Shares) - NFSC, Rhinebeck, NY (13.55%); NFSC,
Mechanicsville, MD (7.94%); and Barbara Umlauf, Ashland, PA (6.77%).

Large Cap Stock Fund (Class A Shares) - MTB Managed Allocation Fund - Moderate
Growth, State College, PA (13.08%); MTB Managed Allocation Fund - Moderate
Growth II, State College, PA (8.70%); and MTB Managed Allocation Fund -
Aggressive Growth, State College, PA (7.26%).

Large Cap Growth Fund (Class A Shares) - MTB Managed Allocation Fund - Moderate
Growth, State College, PA (32.77%); MTB Managed Allocation Fund - Aggressive
Growth, State College, PA (27.29%); and MTB Managed Allocation Fund - Moderate
Growth II, State College, PA (27.00%).

Large Cap Growth Fund (Class B Shares) - Teamsters Local #264, Cheektowaga, NY
(6.60%).

Mid Cap Stock Fund (Class A Shares) - SEI Trust Company, Oaks, PA (37.06%); and
MTB Managed Allocation Fund - Moderate Growth, State College, PA (5.91%).

Mid Cap Stock Fund (Class B Shares) - Teamsters Local #264, Cheektowaga, NY
(6.55%).

Mid Cap Growth Fund (Class B Shares) - State Street Bank and Trust Company,
Hampstead, MD (8.12%); NFSC, Elysburg, PA (7.10%); and NFSC, Syracuse, NY
(5.55%).

Small Cap Stock Fund (Class A Shares) - MTB Managed Allocation Fund - Moderate
Growth, State College, PA (22.42%); MTB Managed Allocation Fund - Aggressive
Growth, State College, PA (16.41%); and MTB Managed Allocation Fund - Moderate
Growth II, State College, PA (16.27%).

Small Cap Growth Fund (Class C Shares) - NFSC, Severna Park, MD (20.79%);
Wachovia Securities, LLC, Hollywood, SC (8.11%); and Merrill Lynch Pierce Fenner
& Smith Inc., Jacksonville, FL (5.02%).

International Equity Fund (Class A Shares) - MTB Managed Allocation Fund -
Moderate Growth, State College, PA (17.79%); MTB Managed Allocation Fund -
Aggressive Growth, State College, PA (14.53%); and MTB Managed Allocation Fund -
Moderate Growth II, State College, PA (12.99%).

International Equity Fund (Class B Shares) - NFSC, Mahopac, NY (9.92%); NFSC,
Rochester, NY (9.26%); NFSC, Washington, DC (7.04%); and NFSC, Elysburg, PA
(5.78%).


Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

========================================================================================

TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

Tax-Free Portfolios: Tax-Free Money Market Fund, Pennsylvania Tax Free Money
Market Fund, NEW YORK TAX-FREE MONEY MARKET FUND, Maryland Municipal Bond Fund,
NEW YORK MUNICIPAL BOND FUND AND Pennsylvania Municipal Bond Fund If a Tax-Free
Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section
103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders;
each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the
Code. Investors should consult their tax advisors concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

Entities or persons who are "substantial users" (or persons related to
"substantial users") of facilities financed by private activity obligations
("PABs") should consult their tax advisors before purchasing shares of a
Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the
Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code,
H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

NEW YORK TAXES
Under existing New York laws, shareholders of the NY Municipal Income Fund and
NY Tax-Free Money Market Fund will not be subject to New York State or New York
City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New
York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of
Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The NY Municipal Income Fund and NY Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York
State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund
are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New
York State or New York City franchise taxes on corporations or financial institutions.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund is
not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund
that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund
intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds'
taxable year must consist of exempt-interest obligations.

MARYLAND TAXES
To the extent that dividends paid by the Funds qualify as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Funds (a) on obligations of
Maryland or its political subdivisions and authorities, (b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Funds. In addition, gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political subdivision of
Maryland, will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Funds are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Funds on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes.
Income earned on certain private activity bonds (other than obligations of the
State of Maryland or a political subdivision or authority thereof) which the
Funds might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.

========================================================================================

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term.
Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 34 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

------------------------------------------------------------------------------------------
Name
Address                                                                     -------------
------------------------  -----------------------------------------------       Total
Birth date                                                                  Compensation
Position With Trust       Principal Occupations for Past Five Years and         From
Date Service Began        Other Directorships Held                              Trust
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mark J. Czarnecki+        Principal Occupations: Executive Vice                  $0
------------------------  President, Manufacturers and Traders Trust
Manufacturers and         Company ("M&T Bank"), division head for
Traders Trust Company     M&T Bank's investment group.
One M&T Plaza
Buffalo, NY 14203         Other Directorships Held:  None
Birthdate:  November 3,
1955

Trustee

Began serving: August
2000

------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

------------------------------------------------------------------------------------------
Name
Address                                                                     -------------
------------------------  -----------------------------------------------       Total
Birth date                                                                  Compensation
Position With Trust       Principal Occupations for Past Five Years and         From
Date Service Began        Other Directorships Held                              Trust
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph J. Castiglia       Principal Occupations: Chairman of the Board,        $26,250
------------------------  HealthNow New York, Inc. (health care company)
Roycroft Campus           ; and former President, Chief Executive
21 South Grove Street,    Officer and Vice Chairman, Pratt & Lambert
Suite 291                 United, Inc. (manufacturer of paints and
East Aurora, NY 14052     chemical specialties).
Birth date: July 20,
1934                      Other Directorships Held: The Energy East Corp.

Chairman and Trustee

Began serving: February
1988

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John S. Cramer            Principal Occupations: Retired President and         $26,250
4216 Jonathan Lane        Chief Executive Officer, Pinnacle Health
Harrisburg, PA 17110      System (health care); President Emeritus,
Birth date: February      Highmark Blue Cross Blue Shield.
22, 1942

Trustee                   Other Directorships Held: Highmark Blue Cross
                       Blue Shield; Chek-Med Corporation.
Began serving: December
2000

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Daniel R. Gernatt, Jr.    Principal Occupations: President and CFO,            $25,000
Richardson & Taylor   Gernatt Asphalt Products, Inc.; Executive Vice
Hollow Roads              President, Dan Gernatt Gravel Products, Inc.;
Collins, NY               Vice President, Country Side Sand &
Birth  date: July 14,     Gravel, Inc.
1940
                          Other Directorships Held: None
Trustee

Began serving: February
1988

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William H. Cowie, Jr.++   Principal Occupations: Retired Chief Financial       $21,250
1408 Ruxton Road          Officer, Pencor, Inc. (environmental project
Baltimore, MD             development company) since 1995.
Birth date: January 24,
1931                      Other Directorships Held: None

Trustee

Began serving:
September 2003

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard B. Seidel++       Principal Occupations: Director and President        $21,250
770 Hodges Lane           (since 1995) of Girard Partners, a registered
Strafford, PA             broker-dealer
Birth date: April 20,
1941                      Other Directorships Held: None

Trustee

Began serving:
September 2003

------------------------------------------------------------------------------------------
++ Mr. Cowie and Mr. Seidel became members of the Board of Trustees on September 1,
2003.

OFFICERS

------------------------------------------------------------------------------------------

------------------------                                                    -------------
                           ----------------------------------------------
Name                                                                            Total
Address                                                                     Compensation
Birth date              ---Principal Occupations for Past Five Years and        From
Position With Trust        Previous Positions                                  Trust*
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Edward C. Gonzales         Principal Occupations: Employee, Federated            $0
------------------------   Investors, Inc.; formerly, President and
Federated Investors        Executive Vice President of other funds
Tower                      distributed by Federated Securities Corp.;
Pittsburgh, PA             Vice Chairman, Federated Investors, Inc.;
Birth date: October 22,    Trustee, Federated Administrative Services.
1930
                           Previous Positions:  Trustee or Director of
Executive Vice             other funds distributed by Federated
President                  Securities Corp.; CEO and Chairman, Federated
                           Administrative Services; Vice President,
                           Federated Investment Management Company,
Began serving: May 2001    Federated Investment Counseling, Federated
                           Global Investment Management Corp. and
                           Passport Research, Ltd.; Director and
                           Executive Vice President, Federated
                           Securities Corp.; Director, Federated
                           Services Company; Trustee, Federated
                           Shareholder Services Company.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Charles L. Davis           Principal Occupations: Vice President,                $0
Federated Investors        Managing Director of Mutual Fund Services,
Tower                      Federated Services Company; and President,
Pittsburgh, PA             Edgewood Services, Inc.
Birth Date:  March 23,
1960                       Previous Positions: President, Federated
                           Clearing Services; and Director, Business
Chief Executive Officer    Development Mutual Fund Services, Federated
                           Services Company.
Began serving: December
2002
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Carl W. Jordan             Principal Occupations:  Senior Vice                   $0
One M&T Plaza          President, M&T Bank, 2001-Present;
Buffalo, NY                Administrative Vice President, M&T Bank,
Birth date: January 2,     1995-2001.
1955

President

Began serving: May 2001

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kenneth G. Thompson        Principal Occupations: Administrative Vice            $0
100 East Pratt Street      President, M&T Bank, 2002-Present; Vice
Baltimore, MD              President, M&T Bank, 1999-2002; Regional
Birth date: September      Sales Manager, M&T Securities, Inc.,
4, 1964                    1995-1999.

Vice President

Began serving: May 2001

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Philip R. Carbone          Principal Occupations: Vice President,                $0
100 East Pratt Street,     Director of Distribution for Proprietary
15th floor                 Products, M&T Securities, since 2003;
Baltimore, MD              Manager, Vision Shareholder Services and
Birth date: July 27,       Discount Brokerage, 1998-2002.
1954
                           Previous Positions: Regional Sales Manager,
Vice President             M&T Securities, Inc., 1995-1998.

Began serving:
September 2003

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Scot A. Millen             Principal Occupations: Vice President,                $0
100 East Pratt Street,     Product Manager, M&T Securities, since
15th floor                 2002; Executive Associate, M&T Investment
Baltimore, MD              Group, 2001-2002; Summer Associate, M&T
Birth date: February       Investment Group, 2000.
22, 1969

Vice President

Began serving:
September 2003

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Beth S. Broderick          Principal Occupations: Vice President, Mutual         $0
Federated Investors        Fund Services Division, Federated Services
Tower                      Company.
Pittsburgh, PA
Birth date: August 2,
1965

Vice President and
Assistant Treasurer

Began serving: February
1998
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard J. Thomas          Principal Occupations:  Principal Financial           $0
Federated Investors        Officer and Treasurer of the Federated Fund
Tower                      Complex; Senior Vice President, Federated
Pittsburgh, PA             Administrative Services.
Birth Date:  June 17,
1954                       Previous Positions:  Vice President,
                     Federated Administrative Services; held
Treasurer                  various management positions within Funds
                           Financial Services Division of Federated
Began serving: December    Investors, Inc.
2002
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
C. Grant Anderson          Principal Occupations: Counsel, Reed Smith,           $0
Federated Investors        LLP (since October 2002)
Tower
Pittsburgh, PA
Birth date: November 6,    Previous Positions Corporate Counsel,
1940                       Federated Investors, Inc.; Vice President,
                           Federated Services Company.
Secretary

Began serving: December
2000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor R. Siclari          Principal Occupations: Partner, Reed Smith,           $0
Federated Investors        LLP (since October 2002)
Tower
Pittsburgh, PA
Birth date: November       Previous Positions Senior Corporate Counsel
17, 1961                   and Vice President,  Federated Services
                        Company (prior to October 2002).
Assistant Secretary

Began serving: May 2000; Secretary from August 11, 1995 to May 11, 2000;
Assistant Secretary from May 11, 2000 to present
------------------------------------------------------------------------------------------
* Officers do not receive any compensation from the Funds.

COMMITTEES of the board
--------------------------------------------------------------------------------------------------
Board       Committee            Committee Functions                                  Meetings
Committee  -Members           --------------------------------------------------------Held
                                                                                      During Last
                                                                                      Fiscal Year
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Executive*  Mark J. Czarnecki    In between the meetings of the full Board, the            0
            ------------------   Executive Committee generally may exercise all
            Daniel R.            the powers of the full Board in the management
            Gernatt, Jr.         and direction of the business and conduct of
            Richard B. Seidel    the affairs of the Trust in such manner as the
                                 Executive Committee shall deem to be in the
                                 best interests of the Trust. However, the
                                 Executive Committee cannot elect or remove
                                 Board members, increase or decrease the number
                                 of Trustees, elect or remove any Officer,
                                 declare dividends, issue shares or recommend to
                                 shareholders any action requiring shareholder
                                 approval.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   Audit    Joseph J.            The purposes of the Audit Committee are to              Five
            Castiglia            oversee the accounting and financial reporting
            William H. Cowie,    process of the Funds, the Funds' internal
            Jr.                  control over financial reporting, and the
            John S. Cramer       quality, integrity and independent audit of
            Richard B. Seidel    the Funds' financial statements. The Committee
                                 also oversees or assists the Board with the
                                 oversight of compliance with legal requirements
                                 relating to those matters, approves the
                                 engagement and reviews the qualifications,
                                 independence and performance of the Funds'
                                 independent registered public accountants, acts
                                 as a liaison between the independent registered
                                 public accountants and the Board and reviews
                                 the Funds' internal audit function.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Nominating**Joseph J.            The Nominating Committee, whose members                   0
            Castiglia            consist of all independent Trustees, selects
            John S. Cramer       and nominates persons for election to the
            Daniel R.            Funds' Board when vacancies occur. The
            Gernatt, Jr.         Committee will consider candidates recommended
            William H. Cowie,    by shareholders, Independent Trustees,
            Jr.                  officers or employees of any of the Funds'
            Richard B. Seidel    agents or service providers and counsel to the
                                 Funds. Any shareholder who desires to have an
                                 individual considered for nomination by the
                                 Committee must submit a recommendation in
                                 writing to the Secretary of the Funds, at the
                                 Funds' address appearing on the back cover of
                                 this Statement of Additional Information. The
                                 recommendation should include the name and
                                 address of both the shareholder and the
                                 candidate and detailed information concerning
                                 the candidate's qualifications and experience.
                                 In identifying and evaluating candidates for
                                 consideration, the Committee shall consider
                                 such factors as it deems appropriate. Those
                                 factors will ordinarily include: integrity,
                                 intelligence, collegiality, judgment,
                                 diversity, skill, business and other
                                 experience, qualification as an "Independent
                                 Trustee," the existence of material
                                 relationships which may create the appearance
                                 of a lack of independence, financial or
                                 accounting knowledge and experience, and
                                 dedication and willingness to devote the time
                                 and attention necessary to fulfill Board
                                 responsibilities.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
*created effective December 15, 2003
----------------------------------------------------------------------------------------
**created effective June 23, 2004

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2003
-------------------------------------------------------
Interested              Dollar Range         Aggregate
Board Member Name                 of   Dollar Range of
                        Shares Owned   Shares Owned in
                          in Fund[s]         the Trust
-------------------------------------------------------
-------------------------------------------------------
Mark J. Czarnecki                        Over $100,000
-------------------------------------------------------
-------------------------------------------------------
     MTB Mid Cap Stock    $1-$10,000
Fund
-------------------------------------------------------
-------------------------------------------------------
     MTB New York
Tax-Free               -------------
-----------------------Over $100,000
     Money Market Fund
-------------------------------------------------------
-------------------------------------------------------

-----------------------

-------------------------------------------------------
-------------------------------------------------------
Independent             Dollar Range         Aggregate
Board Member Name                 of   Dollar Range of
                        Shares Owned   Shares Owned in
                          in Fund[s]         the Trust
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
Joseph J. Castiglia                      Over $100,000
-------------------------------------------------------
-------------------------------------------------------
     MTB Money Market     $1-$10,000
Fund
-------------------------------------------------------
-------------------------------------------------------
     MTB Large Cap     Over $100,000
Growth Fund
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
John S. Cramer                  None              None
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
William H. Cowie, Jr.           None              None
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
Daniel R. Gernatt, Jr.          None              None
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
Richard B. Seidel                      $10,000-$50,000
-------------------------------------------------------
-------------------------------------------------------
     MTB Multi Cap     $10,000-$50,000
Growth Fund
-------------------------------------------------------

----------------------------------------------------------------------------------------

As of August 3, 2004, the Funds' Board and Officers as a group owned less than
1% of each Fund's outstanding Shares.


INVESTMENT ADVISER
The Advisor conducts investment research and makes investment decisions for the
Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the
Board considers many factors, among the most material of which are: the Funds'
investment objectives and long term performance; the Advisor's and subadvisors'
management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the
Funds and its shareholders by the M&T organization in addition to investment advisory services.

In assessing the Advisor's and subadvisors' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Advisor's industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the advisor and subadvisors. This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Advisor and subadvisors from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the advisor and its affiliates as a result of the advisor's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the advisor's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Advisor and subadvisor on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the
Board requests and receives a significant amount of information about the Funds and the Advisor and subadvisor. M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the
Board's evaluation of an advisory contract is informed by reports covering such matters as: the advisor's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or
"peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Advisor and subadvisors and their respective affiliates;
compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Advisor and subadvisors are responding to them.

The Board also receives financial information about the Advisor and subadvisors, including reports on the compensation and benefits the Advisor or subadvisors, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Advisor's or subadvisor's subsidiaries for providing other services to the
Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the Advisor or subadvisor may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the MTB family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Advisor.

SUB-ADVISORS
New York Tax-Free Money Market Fund
Prior to December 16, 2003, when the Advisor assumed daily management of the New
York Tax-Free Money Market Fund, the Advisor had delegated daily management of the Fund to a sub-advisor, Federated Investment Management Company (FIMCO).

For its services under the Sub Advisory Agreement, FIMCO received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which FIMCO managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense.
FIMCO was paid by the Advisor as follows:

----------------------------- -------------------------------------------------------
Sub-Advisory Fee              Average Daily Net Assets of the Fund
----------------------------- -------------------------------------------------------
----------------------------- -------------------------------------------------------
0.20%                         on the first $100 million average daily net assets
----------------------------- -------------------------------------------------------
----------------------------- -------------------------------------------------------
0.18%                         on the next $100 million average daily net assets
----------------------------- -------------------------------------------------------
----------------------------- -------------------------------------------------------
0.15%                         on average daily net assets over $200 million
----------------------------- -------------------------------------------------------

Mid Cap Stock Fund
The Adviser has delegated daily management of the Mid Cap Stock Fund to the sub-adviser, Independence Investment LLC (Independence).

For its services under the Sub-Advisory Agreement, Independence receives an allocable portion of the advisory fee the Adviser receives from the Mid Cap
Stock Fund. The allocation is based on the amount of securities which
Independence manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Independence is paid by the Adviser as follows:

--------------------- ----------------------------------------------
Sub-Advisory Fee      Average Daily Net Assets of the Fund
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.40%                 on assets up to $500 million
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.35%                 on assets in excess of $500 million
--------------------- ----------------------------------------------
Large Cap Growth Fund

Prior to July 1, 2004, when the Advisor assumed daily management of the Large
Cap Growth Fund, the Advisor had delegated daily management of the Fund to the sub advisor, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which M&C managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. M&C was paid by the Advisor as follows:

------------------------------ ----------------------------------------------------
Sub-Advisory Fee               Average Daily Net Assets of the Fund
------------------------------ ----------------------------------------------------
------------------------------ ----------------------------------------------------
0.50%                          On the first $50 million average daily net assets
------------------------------ ----------------------------------------------------
------------------------------ ----------------------------------------------------
0.40%                          On the next $50 million average daily net assets
------------------------------ ----------------------------------------------------
------------------------------ ----------------------------------------------------
0.30%                          On the next $100 million average daily net assets
------------------------------ ----------------------------------------------------
------------------------------ ----------------------------------------------------
0.20%                          On average daily net assets over $200 million
------------------------------ ----------------------------------------------------

International Equity Fund
The Adviser has delegated daily management of the International Equity Fund to the sub-adviser, UBS Global Asset Management (Americas) Inc (UBS). For its
services under the Sub-Advisory Agreement, UBS receives an allocable portion of the advisory fee the Adviser receives from the International Equity Fund. The allocation is based on the amount of securities which UBS manages for the Fund.
This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS is paid by the Adviser as follows:

--------------------- ----------------------------------------------
Sub-Advisory Fee      Average Daily Net Assets of the Fund
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.40%                 on the first $50  million  average  daily net
                      assets
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.35%                 on the next $150  million  average  daily net
                      assets
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.30%                 on average daily net assets over $200 million
--------------------- ----------------------------------------------

Small Cap Stock Fund
The Adviser has delegated daily management of the value component of the Small
Cap Stock Fund to a sub-adviser, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. LSV is paid by the Adviser as follows:

--------------------- ----------------------------------------------
Sub-Advisory Fee      Average Daily Net Assets of the Fund
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.65%                 On the first $50  million  average  daily net
                      assets
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.55%                 On average daily net assets over $50 million
--------------------- ----------------------------------------------

The Adviser has delegated daily management of the growth component of the Small
Cap Stock Fund to a sub-adviser, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund.
The allocation is based on the amount of securities which Mazama manages for the
Fund. This fee is paid by the Adviser out of the fees it receives and is not a
Fund expense. Mazama is paid by the Adviser as follows:

--------------------- ----------------------------------------------
Sub-Advisory Fee      Average Daily Net Assets of the Fund
--------------------- ----------------------------------------------
0.70%                 On average daily net assets
--------------------- ----------------------------------------------

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.

                          MTB INVESTMENT ADVISORS, INC.
                               PROXY VOTING POLICY

                                  INTRODUCTION
        MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract.
To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.
                         GENERAL STANDARDS AND APPROACH
        Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.
        Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.
        ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser, which are set forth in detail herein. Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.
        In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.
        Adviser reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Adviser's Board of Directors, or
that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.
        Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.

                              CONFLICTS OF INTEREST

        Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
        The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.
        Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.
        For purposes of identifying conflicts under this policy, the Trade
Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.
        In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:
               1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;
               OR
               2. Prior to voting on the proposal, either:
               (i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or
               (ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).
        Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.
        The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by
Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.
ROUTINE MATTERS
VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Adviser will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Adviser shall withhold its vote for such candidates.
To the extent practicable, Adviser will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:
    o   Long-Term Corporate Performance Record. When Adviser believes that there has been consistent underperformance by a company, Adviser will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Adviser will examine the company's financial performance measures, market-based performance measures, S&P Common Stock rankings, and any other applicable performance measures.
    o   Composition of the Board and Key Board Committees. Adviser will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director. Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors. Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o   Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o   Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o   Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o   Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.
RATIFYING AUDITORS.
Adviser will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
MAJORITY OF INDEPENDENT DIRECTORS.
Adviser will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors. Adviser will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary. STAGGERED VERSUS ANNUAL ELECTIONS.
Adviser will vote for proposals to repeal classified boards and elect all directors annually. Adviser will vote against proposals to classify boards.
A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. CUMULATIVE VOTING.
Adviser will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions.
Adviser will vote against proposals to eliminate cumulative voting. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote"
standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast
150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires). While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Adviser to vote against providing for cumulative voting: (a) Annually elected board; (b) Majority of board composed of independent directors; (c) Nominating committee composed solely of independent directors; (d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests); (e) Ability of shareholders to call special meetings or to act by written consent with 90 days'
notice; (f) Absence of superior voting rights for one or more classes of stock.
For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share; (g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders; (h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill); (i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered. In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction. PREEMPTIVE RIGHTS. Adviser will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights. Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them.
Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Adviser will look at the size of the company and the characteristics of its shareholder base. STOCK OWNERSHIP REQUIREMENTS. Adviser will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board. TERM OF
OFFICE. Adviser will vote against shareholder proposals to limit the tenure of outside directors. AGE LIMITS Adviser will vote against shareholder proposals to impose mandatory retirement age for outside directors. DIRECTOR AND OFFICER
INDEMNIFICATION AND LIABILITY PROTECTION. Adviser will vote for proposals for indemnification and liability protection that satisfy the following conditions:
(1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Adviser will vote against proposals that are overly broad.
SEPARATING CHAIRMAN AND CEO. Adviser will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis. In cases in which corporate performance is average or better relative to a peer group and market index, Adviser will vote against shareholder proposals to separate the positions. In cases in which performance is below average,
Adviser will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance. SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS. Adviser will vote against proposals that provide that directors may be removed only for cause.
Adviser will vote for proposals to restore shareholder ability to remove directors with or without cause. Adviser will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies. Adviser will vote for proposals that permit shareholders to elect directors to fill board vacancies. Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.
SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS. Adviser will vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Adviser will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management. According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right.
The remaining 371 companies allow the right to call special meetings. Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders. The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place. Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD. Adviser will vote for proposals that seek to fix the size of the board. Adviser will vote against proposals that give management the ability to alter the size of the board without shareholder approval.
SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Adviser will vote against proposals to restrict or prohibit shareholders from taking action by written consent. Adviser will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.
Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional
Shareholder Services, Inc. (ISS) reports that 350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.
Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly.
Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.
PROXY CONTESTS
VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest)
shall be voted on a case-by-case basis with the vote determined by the Adviser's
Trade Management Oversight Committee or that Committee's designee.
Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.
REIMBURSING PROXY SOLICITATION EXPENSES.
Adviser will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis. Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable.
If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.

COMPENSATION
EXECUTIVE COMPENSATION PLANS.
Adviser will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness. Adviser will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by Institutional Shareholder
Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Adviser will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Adviser will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o   Option Exercise Price. Adviser does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o   Replacing or Repricing Awards or Grants. Adviser does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o   Omnibus or Blank Check Stock Plans. Adviser does not favor "omnibus" or
        "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o   Pyramiding. Adviser generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o   Stock Appreciation Rights. Adviser does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o   Reload Options (also termed Restoration Options, Incremental Stock
        Ownership, or Accelerated-Ownership Options). Adviser does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock;
        the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o   Restricted Stock. Adviser does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Adviser does not favor stock option plans that
      --------------------------
        incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o   Loans to Executives. Adviser generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o   Amendments. Adviser does not favor plans that authorize the Board of
        Directors or its Compensation Committee to materially amend a plan without shareholder approval.
DIRECTOR COMPENSATION.
Adviser will vote for director compensation plans on a case-by-case basis.
Adviser favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY. Adviser will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.
Adviser will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation. Adviser opposes shareholder proposals that impose arbitrary limits on compensation.
GOLDEN AND TIN PARACHUTES.
Adviser will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification. Adviser will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as "golden parachutes"
in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Adviser will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.
EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Adviser will vote for proposals seeking shareholder approval to implement an
ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue Code of 1986,
ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.
EMPLOYEE STOCK PURCHASE PLANS.
Adviser will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock
(usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.
401(k) EMPLOYEE BENEFIT PLANS.
Adviser will vote for proposals to implement 401(k) savings plans for employees.
MERGERS AND CORPORATE RESTRUCTURINGS
MERGERS AND ACQUISITIONS.
Adviser will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis.
Adviser's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts. Among the factors to be considered are:
    o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
    o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
    o anticipated financial and operating benefits, including synergies to be obtained, if any;
    o offer price;
    o preservation or elimination of shareholder rights;
    o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;
    o other options that may be available.

ASSET SALES.
Adviser will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

SPIN-OFFS.
Adviser will vote for spin-offs that add economic value to its clients'
investment. A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:
    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off; o effects of spin-off on parent company; o planned use of sale proceeds; o managerial incentives that promote entrepreneurial behavior and better control over operations; and
    o possible motivation to thwart takeover attempts.
LIQUIDATIONS.
Adviser will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets. APPRAISAL RIGHTS.
Adviser will vote for proposals to restore or confer rights of appraisal.
Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.
Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.
Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened. BLANK CHECK PREFERRED STOCK.
Adviser will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Adviser will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Adviser will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Adviser will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Adviser will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns. Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK. Adviser will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification. DEBT
RESTRUCTURINGS.
Adviser will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis. Factors which Adviser will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

TENDER OFFER DEFENSES
SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Adviser will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification. Adviser will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.
Adviser may consider supporting a poison pill if the following factors are present: o 20% or higher flip-in level (a flip-in provision provides that shareholders of
      the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);

    o sunset provisions of five years or less;
    o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;
      and

    o no dead-hand or no-hand features.
FAIR PRICE PROVISIONS.
Adviser will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Adviser will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision.
This requirement tends to make the cost of acquisition prohibitively expensive.
An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders). GREENMAIL.
Adviser will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments. Adviser will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.
PALE GREENMAIL.
Adviser will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail. Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Adviser will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.
UNEQUAL VOTING RIGHTS.
Adviser will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Adviser adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.

SUPERMAJORITY VOTE REQUIREMENTS.
Adviser will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations.
Adviser will vote for shareholder proposals to lower such supermajority requirements. WHITE SQUIRE PLACEMENTS. Adviser will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes. White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.
PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE. Adviser
will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Adviser's investment mandate from the client directs Adviser to consider social implications of the account's investments.
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.
STATE TAKEOVER STATUTES.
Adviser will vote for proposals to opt out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.
Control Share Cash-Out Statutes give dissident shareholders the right to
"cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company. Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards. Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders
- including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties. Disgorgement
Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months)
prior to the investor's gaining control status are subject to these recapture-of-profit provisions. Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.

MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
SHARE REPURCHASE PROGRAMS.
Adviser will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
REDUCING PAR VALUE OF COMMON STOCK.
Adviser will vote for management proposals to reduce the par value of common stock.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Adviser will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.
REVERSE STOCK SPLITS.
Adviser will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Adviser will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue. A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.
How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Adviser will evaluate the proposal as if it were a request for additional authorized shares.
In extraordinary cases, Adviser will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Adviser than the excessive share authorization.

INCREASE AUTHORIZED COMMON STOCK.
Adviser will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.

Adviser will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.) Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities.
Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.
When faced with a request to increase authorized common shares, Adviser will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Adviser recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway. Institutional
Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S. equity market. Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An
11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.
Adviser recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Adviser recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

CHANGING CORPORATE NAME.
Adviser will generally vote for management proposals to change the corporate name. REINCORPORATION PROPOSALS. Adviser will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise,
Adviser will generally vote against reincorporation proposals.
CONFIDENTIAL VOTING.
Adviser will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.
EQUAL ACCESS.
Adviser will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material (i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii)
to nominate their own candidates to the board.
Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals. BUNDLED PROPOSALS.
Adviser will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others. A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally.
However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.
SHAREHOLDER ADVISORY COMMITTEES.
Adviser will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.
ANNUAL MEETING LOCATION.
Adviser will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.
DISCLOSURE.
Adviser will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.
investment company PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors. At the time this Proxy Voting Policy was adopted,
Adviser did not manage any closed-end funds. However, issues relevant to closed-end funds are covered for the sake of completeness. There are a few proxy issues that relate specifically to closed-end funds. Those will be noted below.
ELECTION OF DIRECTORS.
Adviser votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds;
and, attendance at board and committee meetings.
Adviser will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.
APPROVE NEW CLASSES OR SERIES OF SHARES
Adviser will vote for the establishment of new classes or series of shares.

INVESTMENT ADVISORY AGREEMENTS.
Adviser will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisers or changing the advisory agreement due to a change in the structure or purpose of the fund.
CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Adviser will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.
CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Adviser will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis. Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.
CHANGE IN FUND'S SUBCLASSIFICATION
Adviser will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.
NAME CHANGE PROPOSALS
Adviser will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.
CHANGES TO THE CHARTER DOCUMENT
Adviser will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal;
the efficiencies that could result; and regulatory standards and implications.
CHANGE THE FUND'S DOMICILE
Adviser will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.
CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY] Adviser will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which fund invests;
measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.
PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Adviser will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.
PROXY CONTESTS
Adviser will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.
DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Adviser will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.

AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISERS WITHOUT SHAREHOLDER APPROVAL
Adviser will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisers without shareholder approval. A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisers arbitrarily.
DISTRIBUTION AGREEMENTS.
Adviser will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate. Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale.
MASTER-FEEDER STRUCTURE
Adviser will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund. Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value. Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

MERGERS
Adviser will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds;
and continuity of management personnel.
SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT Adviser will vote against the establishment of a director ownership requirement. Adviser is generally in favor of director ownership of fund shares. However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex. Therefore, Adviser believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.
SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED Adviser
will vote on the reimbursement of expenses on a case-by-case basis. SHAREHOLDER
PROPOSALS TO TERMINATE INVESTMENT ADVISER Adviser will vote shareholders proposals to terminate the investment adviser on a case-by-case basis, considering the following factors: performance of the fund's NAV; and, the fund's history of shareholder relations.
SOCIAL AND ENVIRONMENTAL ISSUES.
Adviser will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Adviser's clients will not be affected positively or negatively by the determination of such an issue, unless the Adviser's investment mandate from the client directs Adviser to follow a socially responsible investment strategy, in which case the Adviser vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Adviser's clients, Adviser will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Adviser's clients, Adviser will generally vote against the proposal. Where the Adviser is mandated to follow a socially responsible investment strategy, Adviser will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Adviser may consider the following in analyzing shareholder social proposals: >>
whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
>>      the percentage of sales, assets, and earnings affected;
>>      the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
>> whether the issues presented should be dealt with through government action or through company-specific action;
>>      whether the company has already responded in some appropriate manner to the request embodied in the proposal;
>>      whether the company's analysis and voting recommendation to shareholders is persuasive;
>>      what other companies have done in response to the issue;
>>      whether the proposal itself is well framed and reasonable;
>>      whether implementation of the proposal would achieve the objectives sought in the proposal; and
>>      whether the subject of the proposal is best left to the discretion of the board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at http://www.sec.gov and through the Trust's Internet site. Go to
www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds'
Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could diversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

On April 30, 2004, the following Funds owned securities of the following regular broker/dealers:


Money Market Fund - Morgan Stanley - $90,000,000.

Short Term Corporate Bond Fund - BankBoston Capital Trust III - $238,183; Credit
Suisse First Boston USA, Inc. - $1,000,600; Bear Stearns Cos., Inc. - $1,649,546;
Lehman Brothers Holdings, Inc. - $1,043,230; Washington Mutual Finance Corp. -
$1,066,690; Citigroup, Inc. - $1,023,260; MBNA America Bank, NA - $533,600; BankBoston
Corp. - $1,064,530; Household Finance Corp. - $532,980; Merrill Lynch & Co., Inc.
- $1,059,250; Morgan Stanley - $1,066,010; American Express Co. - $1,800,725; Goldman
Sachs Group, LP - $631,586; Bank of America Corp. - $1,053,550; and MBNA Corp. -
$330,522.

U.S. Government Bond Fund - Goldman Sachs Group, Inc. - $1,057,386.

Intermediate Term Bond Fund - Wachovia Corp. - $5,438,460; Lehman Brothers Holdings,
Inc. - $716,934; Citigroup, Inc. - $2,122,660; Bear Stearns Cos, Inc. -
$917,974; Morgan Stanley - $533,975; Bank One Corp. - $1,560,958; Bank of
America Corp. - $1,671,917; Fleet National Bank - $1,412,030; and Goldman Sachs
Group, Inc. - $1,249,638.

Income Fund - Lehman Brothers Holdings, Inc. - $2,376,033; Merrill Lynch & Co.,
Inc. - $1,447,172;  and Goldman Sachs Group, Inc. - $2,118,321.

Balanced Fund - Morgan Stanley - $3,083,400.

Equity Income Fund - Citigroup, Inc. - $2,164,050.

Large Cap Value Fund - Citigroup, Inc. - $3,858,405; and Morgan Stanley - $1,758,566.

Multi Cap Growth Fund - Citigroup, Inc. - $1,202,250.

International Equity Fund - ABN AMRO Holdings - $939,080; Credit Suisse Group -
$1,268,715; and HSBC Holdings PLC - $1,494,867.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the subadvisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1,
2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

---------------------------------------------------------------------
Maximum                         Average  Aggregate  Daily Net Assets
--------------------------------of the MTB Group of Funds
Administrative Fee
---------------------------------------------------------------------
---------------------------------------------------------------------
0.06%                           on the first $2 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.03%                           on the next $3 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.015%                          on assets in excess of $5 billion
---------------------------------------------------------------------

----------------------------------------------------------------------------------------

Fees payable to M&T Securities, Inc.:

---------------------------------------------------------------------
Maximum                         Average  Aggregate  Daily Net Assets
--------------------------------of the MTB Group of Funds
Administrative Fee
---------------------------------------------------------------------
---------------------------------------------------------------------
0.04%                           on the first $5 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.015%                          on assets in excess of $5 billion
---------------------------------------------------------------------

----------------------------------------------------------------------------------------

Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule:

Fees Payable to FSC:

---------------------------------------------------------------------
Maximum                         Average  Aggregate  Daily Net Assets
--------------------------------of the MTB Group of Funds
Administrative Fee
---------------------------------------------------------------------
---------------------------------------------------------------------
0.06%                           on the first $2 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.03%                           on the next $3 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.02%                           on the next $2 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.0125                          on the next $3 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.01%                           on assets in excess of $10 billion
---------------------------------------------------------------------

----------------------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:

---------------------------------------------------------------------
Maximum                         Average  Aggregate  Daily Net Assets
--------------------------------of the MTB Group of Funds
Administrative Fee
---------------------------------------------------------------------
---------------------------------------------------------------------
0.04%                           on the first $5 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.03%                           on the next $2 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.0175                          on the next $3 billion
---------------------------------------------------------------------
---------------------------------------------------------------------
0.015%                          on assets in excess of $10 billion
---------------------------------------------------------------------

----------------------------------------------------------------------------------------
From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate, Federated Shareholder
Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the
Fund for these transfer agency services. Boston Financial Data Services, Inc.
(BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by
State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT registered public accounting firm

The independent registered public accounting firm for the Funds, Ernst &
Young LLP, conducts its audits in accordance with the standards of the public company accounting oversight board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds'
financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES
========================================================================================

----------------- ------------------------------------ -------------------------------- -------------------------------
                          Advisory Fee Paid/                      Brokerage                Administrative Fee Paid/
                          Advisory Fee Waived                 Commissions Paid            Administrative Fee Waived
                                                       -------------------------------- -------------------------------
                  ------------------------------------ -------------------------------- -------------------------------
Funds                  For the fiscal year ended          For the fiscal year ended       For the fiscal year ended
                               April 30,                          April 30,                       April 30,
                  ------------------------------------ -------------------------------- -------------------------------
                 ------------------------------------------------------------------------------------------------------
                    2004        2003         2002        2004       2003       2002       2004      2003       2002
-----------------------------------------------------------------------------------------------------------------------
International    $1,009,822   $458,410     $382,377    $113,601   $63,000    $69,547    $67,317    $39,590   $32,452
Equity Fund        $20,549     $45,841     $38,238                                         $0        $0         $0
-----------------------------------------------------------------------------------------------------------------------
-----------------
Small Cap        $1,431,341   $972,474    $1,189,853  $1,269,572 $1,073,828 $1,442,574  $124,177  $128,727   $198,401
Growth Fund        $7,049      $25,314     $13,767                                         $0        $0      $10,824
-----------------
-----------------------------------------------------------------------------------------------------------------------
Small Cap Stock  $1,230,604   $815,840    $2,846,913   $210,463   $237,508   $478,598   $98,334    $82,845   $371,925
Fund                 $0          $0        $372,376                                        $0        $0      $18,677
-----------------------------------------------------------------------------------------------------------------------
-----------------
Mid Cap Growth    $700,410    $620,742     $777,615    $104,360   $833,006   $85,654    $65,875    $90,870   $131,729
Fund               $53,296     $60,173     $67,381                                         $0        $0       $6,562
-----------------
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock    $1,093,452   $887,799     $972,545    $384,787   $291,009   $207,605   $87,549    $90,138   $97,124
Fund                 $0          $0           $0                                           $0        $0         $0
-----------------------------------------------------------------------------------------------------------------------
-----------------
Multi Cap        $1,044,612   $990,662    $1,477,569   $752,579  $1,035,897  $396,859   $111,632  $145,820   $278,654
Growth Fund        $70,661     $49,881     $101,116                                        $0        $0      $14,865
-----------------
-----------------------------------------------------------------------------------------------------------------------
Large Cap         $216,183    $131,579     $122,938    $61,043    $22,394    $20,142    $17,128    $13,367   $12,275
Growth Fund        $44,438     $37,151     $34,712                                         $0        $0         $0
-----------------
-----------------------------------------------------------------------------------------------------------------------
Large Cap Stock  $3,537,059  $1,946,796   $1,400,392  $1,073,232  $601,877   $418,785   $274,510  $191,521   $371,925
Fund               $61,646    $208,043        $0                                           $0        $0      $18,677
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Equity Index      $225,086    $182,193     $201,903    $63,315    $100,533   $81,465    $85,727   $102,520   $136,550
Fund              $185,279    $140,899     $145,813                                        $0      $36,902   $33,755
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value   $488,650    $288,270     $276,427    $151,297   $102,070   $112,595   $47,126    $35,557   $33,519
Fund                 $0          $0           $0                                           $0        $0         $0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Equity Income     $529,550    $456,565     $546,080    $76,230    $76,699    $166,296   $60,358    $80,282   $107,102
Fund               $19,289     $60,603     $56,451                                         $0        $0       $5,379
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Managed            $18,623     $10,660      $3,918        $0         $0         $0       $5,087    $3,684     $1,330
Allocation Fund    $18,623     $10,660      $3,918                                         $0        $0         $0
- Conservative
Growth
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Managed            $67,049     $28,785     $11,116        $0         $0         $0      $17,926    $9,948     $3,773
Allocation Fund    $1,512      $28,785     $11,116                                         $0        $0         $0
- Moderate
Growth
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Managed            $30,206     $13,985      $7,075        $0         $0         $0       $8,081    $4,831     $2,402
Allocation Fund    $14,577     $13,985      $7,075                                         $0        $0         $0
- Aggressive
Growth
-----------------------------------------------------------------------------------------------------------------------

----------------- ------------------------------------ ---------------------------------- --------------------------------
                          Advisory Fee Paid/                       Brokerage                 Administrative Fee Paid/
                          Advisory Fee Waived                  Commissions Paid              Administrative Fee Waived
                  ------------------------------------ ---------------------------------- --------------------------------
Funds                  For the fiscal year ended           For the fiscal year ended         For the fiscal year ended

                  ------------------------------------ ---------------------------------- --------------------------------
                 ---------------------------------------------------------------------------------------------------------
                 April 30,   April 30,    April 30,    April 30,  April 30,   April 30,  April     April 30,   April 30,
                    2004        2003         2002        2004        2003       2002     30, 2004     2003       2002
                 ---------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Balanced Fund    $1,138,099  $1,488,159   $2,151,699   $163,751    $580,797   $175,528   $129,098   $220,996   $431,184
                  $31,083     $97,981      $285,597                                         $0         $0       $22,858
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Intermediate     $1,508,960   $773,641     $795,306       $0          $0         $0      $152,735   $134,960   $173,680
Term Bond Fund    $223,708    $96,989      $131,574                                         $0         $0       $7,394
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income Fund      $1,375,233  $1,632,277   $2,032,658      $0          $0         $0      $167,868   $257,874   $434,696
                  $48,482     $132,959     $241,935                                         $0         $0       $81,035
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Short-Term        $487,224    $494,365     $557,664       $0          $0         $0       $54,574   $80,782    $100,981
Corporate Bond    $14,128     $44,784      $45,371                                          $0         $0       $4,116
Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Maryland          $863,280    $826,043     $788,419       $0          $0         $0       $95,557   $133,381   $159,258
Municipal Bond    $127,811    $175,084     $201,256                                         $0         $0       $6,857
Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania     $1,440,936  $1,058,247   $1,069,984      $0          $0         $0      $147,835   $164,075   $213,783
Municipal Bond    $22,353      $4,437       $4,727                                          $0         $0       $9,029
Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
New York          $617,754    $587,306     $553,523       $20         $0         $0       $60,876   $72,437     $67,114
Municipal Bond    $65,546     $75,511      $71,167                                          $0         $0         $0
Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
U.S. Government  $1,466,043   $896,407     $714,832       $0          $0         $0      $140,635   $110,582    $86,674
Bond Fund            $0          $0           $0                                            $0         $0         $0
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Short Duration    $960,213    $624,732     $401,818     $19,304       $0         $0      $107,381   $89,916     $56,839
Government Bond   $204,311    $208,244     $133,940                                       $4,329       $0         $0
Fund
--------------------------------------------------------------------------------------------------------------------------

------------------ ------------------------------------ --------------------------------- --------------------------------
                           Advisory Fee Paid/                      Brokerage                 Administrative Fee Paid/
                           Advisory Fee Waived                  Commissions Paid             Administrative Fee Waived
                   ------------------------------------ --------------------------------- --------------------------------
                   ------------------------------------ --------------------------------- --------------------------------
Funds                   For the fiscal year ended          For the fiscal year ended         For the fiscal year ended
                                April 30,                          April 30,                         April 30,
                   ------------------------------------ --------------------------------- --------------------------------
                  --------------------------------------------------------------------------------------------------------
                     2004       2003         2002         2004       2003       2002        2004       2003       2002
                  --------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund $9,740,590 $7,559,754   $8,912,679       $0         $0         $0      $1,293,971 $1,304,918 $1,512,795
                  $4,799,233 $3,023,902   $2,673,111                                         $0         $0         $0
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Money     $742,099   $423,497     $391,726        $0         $0         $0       $128,632   $170,225   $200,076
Market Fund        $418,318   $243,847     $258,946                                          $0         $0       $7,016
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
U.S. Government   $9,650,560 $4,040,373   $4,105,583       $0         $0         $0      $1,463,874 $1,413,655 $2,018,470
Money Market Fund $4,082,561  $902,236    $1,628,057                                         $0         $0      $73,459

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury     $4,572,131 $3,605,796   $4,090,209       $0         $0         $0       $612,703   $622,239   $694,237
Money Market Fund $1,593,288  $649,043     $736,238                                          $0         $0         $0
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax   $77,327     $51,176      $88,056        $0         $0         $0       $17,809    $42,015    $51,480
Free Money         $77,327     $51,176      $40,592                                        $1,560    $12,423     $1,485
Market Fund
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
New York Tax       $959,610   $988,516     $935,723        $0         $0         $0       $132,703   $170,675   $158,826
Free Money         $316,926   $177,933     $168,430                                          $0         $0         $0
Market Fund
--------------------------------------------------------------------------------------------------------------------------

12b-1 and Shareholder Services Fees

---------------------------------------------------------------------------------------------------------------
                                  For the fiscal year ended April 30, 2004
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                            Shareholder Services Fees                   12b-1 Fees
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fund                  Class A       Class B       Class C           Class A      Class B         Class C
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
International         $30,774         $359          N/A             $62,059       $1,076           N/A
Equity Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Small Cap Growth      $11,747        $6,417        $1,028          $182,977      $19,249         $3,070
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Small Cap Stock      $ 128,386      $ 2,195         N/A               $ -       $                  N/A
Fund                                                                              6,583
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Mid Cap Growth          $ -            $            N/A            $ 11,982     $                  N/A
Fund                                   80                                          240
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Mid Cap Stock        $ 16,307       $ 5,455         N/A            $ 60,272     $                  N/A
Fund                                                                              16,364
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Multi Cap Growth      $ 5,789       $ 24,470        N/A            $ 65,211     $                  N/A
Fund                                                                              77,234
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Large Cap Growth      $ 5,886       $ 2,850         N/A             $ 9,097     $                  N/A
Fund                                                                              8,551
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Large Cap Stock         $ -         $ 21,919        N/A            $ 138,116    $                  N/A
Fund                                                                              65,943
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Equity Index Fund     $ 1,329          $            N/A            $ 15,343     $                  N/A
                                      212                                          635
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Large Cap Value         $ -         $ 1,433         N/A            $ 34,436     $                  N/A
Fund                                                                              4,299
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Equity Income           $ -            $            N/A            $ 10,954     $                  N/A
Fund                                  125                                          379
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Balanced Fund          $ 527        $ 27,024        N/A            $ 80,464     $                  N/A
                                                                                  93,457
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Intermediate            $ -            $            N/A               $ -       $                  N/A
Term Bond Fund                         60                                          283
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Income Fund           $ 1,110       $ 4,883         N/A            $ 28,664     $                  N/A
                                                                                  16,327
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Managed                 $ -         $ 1,674         N/A               $ -       $                  N/A
Allocation                                                                        21,926
Fund-Aggressive
Growth
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Managed                 $ -         $ 24,704        N/A            $ 15,968     $                  N/A
Allocation                                                                        63,788
Fund-Moderate
Growth
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Managed                 $ -         $ 1,650         N/A               $ -       $                  N/A
Allocation                                                                        16,787
Fund-Conservative
Growth
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Short-Term             $ 96            $            N/A              $ 64       $                  N/A
Coporate Bond                          20                                           61
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Maryland                $ -         $ 3,264         N/A            $ 47,379     $                  N/A
Municipal Bond                                                                    14,719
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Pennsylvania          $ 4,882       $ 1,074         N/A            $ 60,593     $                  N/A
Municipal Bond                                                                    3,877
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
New York                $ -            $            N/A               $ -       $                  N/A
Municipal Bond                        207                                          709
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
U.S Government          $ -            $            N/A            $ 25,632     $                  N/A
Bond Fund                             158                                          475
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Short Duration          $ -            $            N/A             $ 6,587     $                  N/A
Government Bond                        90                                          271
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Money Market Fund   $ 2,648,945        $            N/A            $ 210,142    $                  N/A
                                      266                                          664
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Tax-Free Money       $ 87,470         N/A           N/A            $ 31,712        N/A             N/A
Market Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
U.S. Government      $ 27,780         N/A           N/A            $ 46,119        N/A             N/A
Money Market Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
U.S. Treasury        $ 315,584        N/A           N/A               $ -          N/A             N/A
Money Market Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Pennsylvania           $ 155          N/A           N/A               $ -          N/A             N/A
Tax-Free Money
Market Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
New York             $ 178,142        N/A           N/A               $ -          N/A             N/A
Tax-Free Money
Market Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


HOW DO THE FUNDS MEASURE PERFORMANCE?
========================================================================================

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Equity, Income, Managed Allocation and Balanced Funds
is calculated by dividing: (i) the net investment income per Share earned by the
Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of New York Tax-Free
Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond
Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Average Annual Total Returns and Yield
Total return are given for the period ended April 30, 2004.

Yield and Effective Yield are given for the 7-day and 30-day periods ended April
30, 2004.

------------------------------------------------------------------------------------------------------------------
International Equity             30-Day Period             1 Year                                Start of
                                                                       --

                                                                             5 Years          Performance on
Fund                                                                  -                          2/9/1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Before Taxes                          N/A                  23.56%            (0.38)%               0.98%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
After Taxes on                                                               (1.32)%
Distributions                         N/A                  23.35%                                  0.07%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                     15.47%      --    (0.88)%
of Shares                             N/A                             -                            0.30%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Yield                                 N/A                    N/A               N/A                  N/A
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

                                                                       --                        Start of
                                                           1 Year                             Performance on
Class B Shares:                  30-Day Period                        -                          1/10/2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Before Taxes                          N/A                  24.67%                                 (1.96)%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                         N/A                  24.44%                                 (2.18)%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                     16.19%      --
of Shares                             N/A                             -                           (1.76)%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Yield                                 N/A                    N/A                                    N/A
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund             30-Day Period           1 Year          5 Years                Start of
                                                                                              Performance on
                                                                                                 7/13/1995
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Before Taxes                           N/A                38.38%           14.71%                 15.77%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on                         N/A                38.38%           11.28%                 11.98%
Distributions
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                 N/A                24.94%           10.72%                 11.42%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Yield                                  N/A                 N/A              N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                 Start of
                                                                                              Performance on
Class B Shares:                   30-Day Period           1 Year          5 Years                7/13/1995
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Before Taxes                           N/A                40.46%           14.97%                 15.59%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                          N/A                40.46%           11.53%                 11.87%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                 N/A                26.30%           10.98%                 11.34%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Yield                                  N/A                 N/A              N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class C Shares:                   30-Day Period           1 Year          5 Years                Start of
                                                                                              Performance on
                                                                                                 7/13/1995
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Before Taxes                           N/A                44.64%           14.92%                 15.34%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                          N/A                44.64%           14.92%                 15.34%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                 N/A                29.02%           13.14%                 13.86%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Yield                                  N/A                 N/A              N/A                     N/A
--------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Small Cap Stock Fund                  30-Day Period          1 Year          5 Years             Start of
                                                                                              Performance on
                                                                                                 7/1/1994
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Before Taxes                               N/A               39.14%           9.68%               11.87%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
After Taxes on Distributions               N/A               36.52%           5.86%                9.65%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                         N/A               26.70%           6.11%                9.22%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Yield                                      N/A                N/A              N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Class B Shares:                       30-Day Period          1 Year                 Start of
                                                                                 Performance on
                                                                                   1/10/2001
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Before Taxes                               N/A               40.99%                  9.03%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on Distributions               N/A               38.17%                  6.43%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                         N/A               28.02%                  6.58%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Yield                                      N/A                N/A                     N/A
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Mid Cap Growth Fund         30-Day Period      1 Year     5 Years            Start of
                                                                          Performance on
                                                                            11/18/1996
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Before Taxes                     N/A           25.61%      4.45%              9.84%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A           25.61%      2.73%              8.16%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                        N/A           16.64%      3.13%              7.86%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                 N/A            N/A         N/A                N/A
---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund                       30-Day Period                   Start of
                                                                       Performance on
                                                                          8/25/2003
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Class B Shares:
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Before Taxes                                   N/A                          9.31%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on Distributions                   N/A                          9.31%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                 N/A                          6.05%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                               N/A                           N/A
-----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund             30-Day Period           1 Year           5 Years              10 Years
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Before Taxes                        N/A                19.13%            4.54%                9.37%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A                19.13%            3.47%                7.66%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A                12.43%            3.29%                7.28%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Yield                               N/A                  N/A              N/A                  N/A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class B Shares:                30-Day Period           1 Year                 Start of
                                                                           Performance on
                                                                              3/16/2000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                        N/A                19.94%                   3.12%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A                19.94%                   2.04%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A                12.96%                   2.05%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                               N/A                  N/A                     N/A
-------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Multi Cap Growth Fund       30-Day Period         1 Year          5 Years              10 Years
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Before Taxes                     N/A              14.59%          (3.60)%               8.40%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A              14.59%          (4.42)%               6.44%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                        N/A              9.49%           (3.20)%               6.25%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Yield                            N/A               N/A              N/A                  N/A
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Class B Shares:             30-Day Period         1 Year          5 Years              10 Years
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Before Taxes                     N/A              15.40%          (3.53)%               7.94%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A              15.40%          (4.37)%               5.96%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                        N/A              10.01%          (3.13)%               5.85%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Yield                            N/A               N/A              N/A                  N/A
-------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                     30-Day Period                1 Year                    Start of
                                                                                              Performance on
                                                                                                3/19/2000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Before Taxes                                   N/A                     7.50%                     (7.71)%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions                   N/A                     7.50%                     (7.71)%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                 N/A                     4.87%                     (6.42)%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Yield                                          N/A                      N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                 Start of
                                                                                              Performance on
Class B Shares:                           30-Day Period                1 Year                    4/6/2000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Before Taxes                                   N/A                     7.94%                     (8.48)%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions                   N/A                     7.94%                     (8.49)%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                 N/A                     5.16%                     (7.05)%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Yield                                          N/A                      N/A                        N/A
--------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Large Cap Stock Fund           30-Day Period           1 Year          5 Years               Start of
                                                                                          Performance on
                                                                                             4/1/1996
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Before Taxes                        N/A                15.51%          (2.57)%                 6.28%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A                15.44%          (4.24)%                 4.15%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A                10.07%          (2.54)%                 4.55%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Yield                               N/A                 N/A              N/A                    N/A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Class B Shares:                30-Day Period           1 Year            5 Years
                                                                                      --------------------
                                                                                      tart of Performance
                                                                                          on 4/1/1996

                                                                                     -
                                                                                     S
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Before Taxes                        N/A                16.16%            (2.44)%             5.88%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
After Taxes on                      N/A                16.16%            (4.09)%             3.79%
Distributions
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                                   (2.38)%      --------------------
of Shares                           N/A                10.51%                        -       4.26%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Yield                               N/A                 N/A                N/A                N/A
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
     Equity Index Fund             30-Day Period           1 Year          5 Years              Start of
                                                                                             Performance on
                                                                                               10/1/1997
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
      Class A Shares:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
        Total Return
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
        Before Taxes                    N/A                14.99%          (3.62)%               2.97%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
After Taxes on Distributions            N/A                14.55%          (4.81)%               1.82%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
       After Taxes on
 Distributions and Sale of
           Shares                       N/A                9.73%           (3.39)%               2.14%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
           Yield                        N/A                 N/A              N/A                  N/A
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Equity Index Fund                     30-Day Period                   Start of
                                                                   Performance on
                                                                       8/25/2003
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B Shares:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Before Taxes                               N/A                          6.70%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
After Taxes on Distributions               N/A                          6.47%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                     N/A                          4.35%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Yield                                      N/A                           N/A
-----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Large Cap Value Fund           30-Day Period          1 Year          5 Years             Start of
                                                                                       Performance on
                                                                                          9/26/1997
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Before Taxes                        N/A               17.38%          (2.18)%               1.78%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A               17.04%          (2.97)%               1.01%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A               11.28%          (2.30)%               1.06%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Yield                               N/A                 N/A             N/A                  N/A
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class B Shares:                30-Day Period          1 Year                Start of
                                                                         Performance on
                                                                           12/10/1999
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Before Taxes                        N/A               18.08%                (0.73)%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A               18.08%                (1.33)%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A               11.75%                (0.96)%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Yield                               N/A                 N/A                   N/A
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Equity Income Fund                30-Day Period         1 Year         5 Years             Start of
                                                                                        Performance on
                                                                                          11/18/1996
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Before Taxes                           N/A              13.70%         (1.22)%              4.63%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                          N/A              13.20%         (2.35)%              2.95%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                 N/A               8.89%         (1.53)%              3.17%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Yield                                  N/A                N/A            N/A                 N/A
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Equity Income Fund                        30-Day Period                      Start of
                                                                          Performance on
                                                                             8/25/2003
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Class B Shares:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Before Taxes                                   N/A                             6.39%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on Distributions                   N/A                             6.18%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                             N/A                             4.15%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                                          N/A                              N/A
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Balanced Fund                 30-Day Period           1 Year          5 Years               10 Years
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Before Taxes                       N/A                7.67%            0.32%                  7.68%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A                7.34%           (0.78)%                 5.76%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          N/A                4.99%           (0.26)%                 5.56%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Yield                              N/A                 N/A              N/A                    N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Class B Shares:               30-Day Period           1 Year          5 Years               10 Years
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Before Taxes                       N/A                8.06%            0.36%                  7.37%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A                8.00%           (0.47)%                 5.56%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          N/A                5.24%           (0.05)%                 5.36%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Yield                              N/A                 N/A              N/A                    N/A
--------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Managed Allocation Fund       30-Day Period               1 Year                                     Start of
                                                                            ------------------
                                                                                                  Performance on
- Aggressive Growth                                                        -     5 Years             2/18/1999
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Before Taxes                       N/A                    15.20%                 (1.00)%              (0.07)%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on                                                                   (1.57)%
Distributions                      N/A                    14.82%                                      (0.63)%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                                      ------------------
of Shares                          N/A                    10.33%           -     (1.13)%              (0.33)%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Yield                              N/A                     N/A                     N/A                  N/A
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Class B Shares:               30-Day Period               1 Year            Start of Performance on
                                                                     ------        4/30/2002
                                                                    -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Before Taxes                       N/A                    15.41%                    (1.17)%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on                                                                      (1.44)%
Distributions                      N/A                    15.02%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                    10.50%     ------         (1.04)%
of Shares                          N/A                              -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Yield                              N/A                     N/A                        N/A
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Managed Allocation Fund       30-Day Period               1 Year                                      Start of
                                                                            --------------------
                                                                                                   Performance on
- Moderate Growth                                                          -      5 Years             2/4/1999
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Before Taxes                       N/A                    8.38%                    0.44%               1.26%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
After Taxes on                                                                    (0.48)%
Distributions                      N/A                    7.94%                                        0.35%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                                      --------------------
of Shares                          N/A                    5.68%            -      (0.17)%              0.54%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Yield                              N/A                     N/A                      N/A                 N/A
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Class B Shares:               30-Day Period               1 Year             Start of Performance on
                                                                     ------         4/30/2002
                                                                    -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Before Taxes                       N/A                    7.61%                      (0.71)%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
After Taxes on                                                                       (0.93)%
Distributions                      N/A                    7.37%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                    5.20%      ------          (0.68)%
of Shares                          N/A                              -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Yield                              N/A                     N/A                         N/A
--------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Managed Allocation Fund        30-Day Period              1 Year                                   Start of
                                                                          ----------------
                                                                                                Performance on
- Conservative Growth                                                    -    5 Years              2/3/1999
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Before Taxes                        N/A                   1.90%                2.01%                2.21%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
After Taxes on                                                                 0.74%
Distributions                       N/A                   1.20%                                     0.97%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                                    ----------------
of Shares                           N/A                   1.48%          -     0.94%                1.13%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Yield                               N/A                    N/A                  N/A                  N/A
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Class B Shares:                30-Day Period              1 Year          Start of Performance on
                                                                       --        4/30/2002
                                                                      -
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Before Taxes                        N/A                   0.50%                    0.21%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on                                                                    (0.38)%
Distributions                       N/A                   0.02%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                    0.58%        --         (0.12)%
of Shares                           N/A                               -
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                               N/A                    N/A                      N/A
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Intermediate-Term Bond Fund                 30-Day Period                       Start of
                                                                             Performance on
                                                                                8/18/2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                                     N/A                             (2.10)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on Distributions                     N/A                             (3.39)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                               N/A                             (1.16)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                                           3.13%                              N/A
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Intermediate-Term Bond Fund                 30-Day Period                       Start of
                                                                             Performance on
                                                                                8/18/2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Class B Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                                     N/A                             (3.27)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on Distributions                     N/A                             (4.32)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                               N/A                             (1.90)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                                           2.35%                              N/A
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Income Fund                      30-Day Period              1 Year              5 Years              10 Years
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Before Taxes                          N/A                  (3.86)%               4.44%                 5.73%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                         N/A                  (5.51)%               2.41%                 3.53%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                             N/A                  (2.14)%               2.55%                 3.53%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Yield                                3.22%                   N/A                  N/A                   N/A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B Shares:                  7-Day Period               1 Year              5 Years              10 Years
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Before Taxes                          N/A                  (4.81)%               4.32%                 5.46%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
After Taxes on                        N/A                  (6.30)%               2.53%                 3.33%
Distributions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                             N/A                  (2.73)%               2.61%                 3.34%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Yield                                2.68%                   N/A                  N/A                   N/A
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Short-Term Corporate Bond Fund               30-Day Period                      Start of
                                                                             Performance on
                                                                               8/25/2003
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                                      N/A                           (2.16)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on Distributions                      N/A                           (2.60)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                    N/A                           (1.40)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                                            1.94%                            N/A
--------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Short-Term Corporate Bond Fund               30-Day Period                      Start of
                                                                             Performance on
                                                                               8/25/2003
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Class B Shares:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                                      N/A                           (4.60)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on Distributions                      N/A                           (4.87)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                    N/A                           (2.99)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                                            1.18%                            N/A
--------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond          30-Day Period              1 Year              5 Years               Start of
                                                                                                   Performance on
Fund                                                                                                 11/18/1996
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Before Taxes                          N/A                  (2.83)%               3.34%                  4.18%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                         N/A                  (2.83)%               3.33%                  4.13%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                N/A                  (0.56)%               3.44%                  4.16%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Yield                                3.37%                   N/A                  N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                 5.90%                   N/A                  N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
                                                                                                      Start of
                                                                                                   Performance on
Class B Shares:                  30-Day Period              1 Year              5 Years              11/18/1996
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Before Taxes                          N/A                  (3.78)%               5.85%                  5.74%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                         N/A                  (3.78)%               5.83%                  5.68%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                N/A                  (1.37)%               5.86%                  5.68%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Yield                                2.79%                   N/A                  N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                 4.89%                   N/A                  N/A                    N/A
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Bond          30-Day Period           1 Year             5 Years                 Start of
                                                                                                     Performance on
Fund                                                                                                    4/1/1996
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Before Taxes                              N/A                (3.40)%             3.12%                   3.88%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions              N/A                (3.40)%             3.11%                   3.83%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                    N/A                (1.00)%             3.22%                   3.87%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Yield                                    3.38%                 N/A                N/A                     N/A
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                     5.46%                 N/A                N/A                     N/A
----------------------------------------------------------------------------------------------------------------------
                                                                                                        Start of
                                                                                                     Performance on
Class B Shares:                      30-Day Period           1 Year             5 Years                 4/1/1996
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Before Taxes                              N/A                (4.61)%             5.02%                   4.93%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions              N/A                (4.61)%             5.00%                   4.89%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                    N/A                (1.98)%             5.05%                   4.90%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Yield                                    2.87%                 N/A                N/A                     N/A
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                     4.63%                 N/A                N/A                     N/A
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Fund          30-Day Period            1 Year            5 Years                10 Years
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Before Taxes                               N/A                (2.76)%             3.40%                  5.11%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions               N/A                (2.91)%             3.33%                  5.05%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                         N/A                (0.42)%             3.46%                  5.00%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Yield                                     3.54%                 N/A                N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                      6.14%                 N/A                N/A                    N/A
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
New York Municipal Bond Fund                 30-Day Period               Start of Performance
                                                                             on 8/18/2003
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Class B Shares:
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Before Taxes                                      N/A                          (2.27)%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on Distributions                      N/A                          (2.43)%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                    N/A                          (0.70)%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Yield                                            2.74%                           N/A
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Tax-Equivalent Yield                             4.75%                           N/A
-----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund             30-Day Period            1 Year             5 Years          10 Years
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Before Taxes                               N/A                 (3.71)%             4.79%            5.82%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
After Taxes on Distributions               N/A                 (5.14)%             2.57%            3.45%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                         N/A                 (2.41)%             2.69%            3.47%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Yield                                     3.53%                  N/A                N/A              N/A
---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
U.S. Government Bond Fund 30-Day Period Start of Performance
                                                                           on 8/18/2003
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Class B Shares:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Before Taxes                                   N/A                            (3.48)%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
After Taxes on Distributions                   N/A                            (4.19)%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                             N/A                            (2.26)%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Yield                                         2.75%                             N/A
---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Short-Duration Government                30-Day Period                          Start of
                                                                             Performance on
Bond Fund                                                                      8/18/2003
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                                  N/A                               (2.06)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on Distributions                  N/A                               (2.56)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                            N/A                               (1.34)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                                        1.91%                                N/A
--------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Short-Duration Government                30-Day Period                           Start of
                                                                              Performance on
Bond Fund                                                                       8/18/2003
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Before Taxes                                  N/A                                (5.03)%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on Distributions                  N/A                                (5.19)%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                            N/A                                (3.27)%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                                        1.08%                                 N/A
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Money               7-Day Period                          Start of
                                                                             Performance on
Market Fund                                                                    8/25/2003
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Before Taxes                                  N/A                                0.13%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                                        0.20%                                N/A
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                         0.32%                                N/A

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
New York Tax-Free Money
Market Fund                        7-Day Period           1 Year           5 Years              10 Years
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Return                            N/A               0.43%             1.88%                2.43%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Yield                                  0.44%               N/A               N/A                  N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                   0.76%               N/A               N/A                  N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Money Market Fund                  7-Day Period           1 Year           5 Years              10 Years
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Class A Shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Return                            N/A               0.41%             2.88%                3.93%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Yield                                  0.36%               N/A               N/A                  N/A
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Money Market Fund                     7-Day Period             Start of Performance on
                                                                       8/18/2003
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class B Shares
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return                               N/A                          0.07%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                                     0.10%                          N/A
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund             7-Day Period             1 Year              5 Years            10 Years
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Before Taxes                               N/A                   0.40%               1.82%               2.42%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Yield                                     0.46%                   N/A                 N/A                 N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                      0.71%                   N/A                 N/A                 N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
U.S. Government Money                  7-Day Period             1 Year              5 Years            Start of
                                                                                                     erformance on
Market Fund                                                                                         P  7/7/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return                               N/A                   0.46%               2.89%               3.43%
--------------------------------------------------------------------------------------------------------------------
Yield                                     0.41%                   N/A                 N/A                 N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market             7-Day Period             1 Year              5 Years            10 Years
Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return                               N/A                   0.39%               2.78%               3.80%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Yield                                     0.36%                   N/A                 N/A                 N/A
--------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

TAX EQUIVALENCY TABLEs
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free
Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free
Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund
and Pennsylvania Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the
Funds' income may be subject to the federal AMT and state and/or local taxes.
The tax-equivalent yield for the New York Tax-Free Money Market Fund for the
7-day period ended April 30, 2004 was 0.76% (Class A Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30,
2004 was 6.14% (Class A Shares) and 4.75% (Class B Shares). The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April
30, 2004 was 5.46% (Class A Shares) and 4.63% (Class B Shares).

Taxable Yield Equivalent for 2004 State of New York
Tax Bracket:
Federal               10.00%        15.00%         25.00%        28.00%        33.00%         35.00%
Combined
Federal              14.000%       21.850%        31.850%       35.375%       40.375%        42.375%
& State
Joint Return:           $0     -   $14,301    -   $58,101   -   $117,251  -   $178,651   -     Over
                      $14,300      $58,100        $117,250      $178,650      $319,100       $319,100
Single Return:          $0     -    $7,151    -   $29,051   -   $70,351   -   $146,751   -     Over
                      $7,150       $29,050   ---  $70,350       $146,750      $319,100       $319,100

Tax-Exempt Yield                                 Taxable Yield Equivalent
0.50%                 0.58%         0.64%          0.73%         0.77%         0,84%          0.87%
1.00%                 1.16%         1.28%          1.47%         1.55%         1.68%          1.74%
1.50%                 1.74%         1.92%          2.20%         2.32%         2.52%          2.60%
2.00%                 2.33%         2.56%          2.93%         3.09%         3.35%          3.47%
2.50%                 2.91%         3.20%          3.67%         3.87%         4.19%          4.34%
3.00%                 3.49%         3.84%          4.40%         4.64%         5.03%          5.21%
3.50%                 4.07%         4.48%          5.14%         5.42%         5.87%          6.07%
4.00%                 4.65%         5.12%          5.87%         6.19%         6.71%          6.94%
4.50%                 5.23%         5.76%          6.60%         6.96%         7.55%          7.81%
5.00%                 5.81%         6.40%          7.34%         7.74%         8.39%          8.68%
5.50%                 6.40%         7.04%          8.07%         8.51%         9.22%          9.54%
6.00%                 6.98%         7.68%          8.80%         9.28%         10.06%         10.41%
6.50%                 7.56%         8.32%          9.54%         10.06%        10.90%         11.28%
7.00%                 8.14%         8.96%          10.27%        10.83%        11.74%         12.15%
7.50%                 8.72%         9.60%          11.01%        11.61%        12.58%         13.02%
8.00%                 9.30%         10.24%         11.74%        12.38%        13.42%         13.88%
8.50%                 9.88%         10.88%         12.47%        13.15%        14.26%         14.75%
9.00%                 10.47%        11.52%         13.21%        13.93%        15.09%         15.62%
--------------------------------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
----------------------------------------------------------------------------------------

Taxable Yield Equivalent for 2004 State of Pennsylvania
Tax Bracket:
Federal                  10.00%        15.00%         25.00%        28.00%        33.00%         35.00%
Combined
Federal                 13.070%       18.070%        28.070%       31.070%       36.070%        38.070%
& State
Joint Return:                $0-      $14,301-       $58,101-     $117,251-     $178,651-          Over
                        $14,300       $58,100       $117,250      $178,650      $319,100       $319,100
Single Return:              $0 -       $7,151-       $29,051-      $70,351-     $146,751-          Over
                        $7,150        $29,050---     $70,350      $146,750      $319,100       $319,100

Tax-Exempt Yield                                 Taxable Yield Equivalent
0.50%                     0.58%         0.61%          0.70%         0.73%         0.78%          0.81%
1.00%                     1.15%         1.22%          1.39%         1.45%         1.56%          1.61%
1.50%                     1.73%         1.83%          2.09%         2.18%         2.35%          2.42%
2.00%                     2.30%         2.44%          2.78%         2.90%         3.13%          3.23%
2.50%                     2.88%         3.05%          3.48%         3.63%         3.91%          4.04%
3.00%                     3.45%         3.66%          4.17%         4.35%         4.69%          4.84%
3.50%                     4.03%         4.27%          4.87%         5.08%         5.47%          5.65%
4.00%                     4.60%         4.88%          5.56%         5.80%         6.26%          6.46%
4.50%                     5.18%         5.49%          6.26%         6.53%         7.04%          7.27%
5.00%                     5.75%         6.10%          6.95%         7.25%         7.82%          8.07%
5.50%                     6.33%         6.71%          7.65%         7.98%         8.60%          8.88%
6.00%                     6.90%         7.32%          8.34%         8.70%         9.39%          9.69%
6.50%                     7.48%         7.93%          9.04%         9.43%        10.17%         10.50%
7.00%                     8.05%         8.54%          9.73%        10.16%        10.95%         11.30%
7.50%                     8.63%         9.15%         10.43%        10.88%        11.73%         12.11%
8.00%                     9.20%         9.76%         11.12%        11.61%        12.51%         12.92%
8.50%                     9.78%        10.37%         11.82%        12.33%        13.30%         13.73%
9.00%                    10.35%        10.98%         12.51%        13.06%        14.08%         14.53%
--------------------------------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
----------------------------------------------------------------------------------------

Taxable Yield Equivalent for 2004 State of Maryland - Including Local Income Tax
Income Tax
Bracket:
Combined
Federal, State           17.90%        22.90%        32.90%         35.90%        40.90%         42.90%
and County
Joint Return:                $0-      $14,301-      $58,101 -     $117,251-     $178,651 -         Over
                        $14,300       $58,100      $117,250       $178,650      $319,100       $319,100
Single Return:               $0 -      $7,151 -     $29,051  -     $70,351 -    $146,751  -        Over
                         $7,150       $29,050       $70,350       $146,750      $319,100       $319,100
Tax-Exempt Yield                                 Taxable Yield equivalent
0.50%                     0.61%         0.65%         0.75%          0.78%         0.85%          0.88%
1.00%                     1.22%         1.30%         1.49%          1.56%         1.69%          1.75%
1.50%                     1.83%         1.95%         2.24%          2.34%         2.54%          2.63%
2.00%                     2.44%         2.59%         2.98%          3.12%         3.38%          3.50%
2.50%                     3.05%         3.24%         3.73%          3.90%         4.23%          4.38%
3.00%                     3.65%         3.89%         4.47%          4.68%         5.08%          5.25%
3.50%                     4.26%         4.54%         5.22%          5.46%         5.92%          6.13%
4.00%                     4.87%         5.19%         5.96%          6.24%         6.77%          7.01%
4.50%                     5.48%         5.84%         6.71%          7.02%         7.61%          7.88%
5.00%                     6.09%         6.49%         7.45%          7.80%         8.46%          8.76%
5.50%                     6.70%         7.13%         8.20%          8.58%         9.31%          9.63%
6.00%                     7.31%         7.78%         8.94%          9.36%        10.15%         10.51%
6.50%                     7.92%         8.43%         9.69%         10.14%        11.00%         11.38%
7.00%                     8.53%         9.08%        10.43%         10.92%        11.84%         12.26%
7.50%                     9.14%         9.73%        11.18%         11.70%        12.69%         13.13%
8.00%                     9.74%        10.38%        11.92%         12.48%        13.54%         14.01%
8.50%                    10.35%        11.02%        12.67%         13.26%        14.38%         14.89%
9.00%                    10.96%        11.67%        13.41%         14.04%        15.23%         15.76%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be the maximum county rate, or 3.15%.
----------------------------------------------------------------------------------------

Taxable Yield Equivalent for 2004 Multistate Municipal Fund
Tax Bracket:
Federal                  10.00%        15.00%        25.00%         28.00%        33.00%         35.00%
Joint Return:                $0-      $14,001-      $56,801-      $114,651-     $174,701-          Over
                        $14,000       $56,800      $114,650       $174,700      $311,950       $311,950
Single Return:               $0-       $7,001-      $28,401-       $68,801-     $143,501-          Over
                         $7,000       $28,400       $68,800       $143,500      $311,950       $311,950
Tax-Exempt Yield                                 Taxable Yield Equivalent
0.50%                     0.56%         0.59%         0.67%          0.69%         0.75%          0.77%
1.00%                     1.11%         1.18%         1.33%          1.39%         1.49%          1.54%
1.50%                     1.67%         1.76%         2.00%          2.08%         2.24%          2.31%
2.00%                     2.22%         2.35%         2.67%          2.78%         2.99%          3.08%
2.50%                     2.78%         2.94%         3.33%          3.47%         3.73%          3.85%
3.00%                     3.33%         3.53%         4.00%          4.17%         4.48%          4.62%
3.50%                     3.89%         4.12%         4.67%          4.86%         5.22%          5.38%
4.00%                     4.44%         4.71%         5.33%          5.56%         5.97%          6.15%
4.50%                     5.00%         5.29%         6.00%          6.25%         6.72%          6.92%
5.00%                     5.56%         5.88%         6.67%          6.94%         7.46%          7.69%
5.50%                     6.11%         6.47%         7.33%          7.64%         8.21%          8.46%
6.00%                     6.67%         7.06%         8.00%          8.33%         8.96%          9.23%
6.50%                     7.22%         7.65%         8.67%          9.03%         9.70%         10.00%
7.00%                     7.78%         8.24%         9.33%          9.72%        10.45%         10.77%
7.50%                     8.33%         8.82%        10.00%         10.42%        11.19%         11.54%
8.00%                     8.89%         9.41%        10.67%         11.11%        11.94%         12.31%
8.50%                     9.44%        10.00%        11.33%         11.81%        12.69%         13.08%
9.00%                    10.00%        10.59%        12.00%         12.50%        13.43%         13.85%
9.50%                    10.56%        11.18%        12.67%         13.19%        14.18%         14.62%
10.00%                   11.11%        11.76%        13.33%         13.89%        14.93%         15.38%
10.50%                   11.67%        12.35%        14.00%         14.58%        15.67%         16.15%
11.00%                   12.22%        12.94%        14.67%         15.28%        16.42%         16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
----------------------------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|       references to ratings,  rankings,  and financial publications and/or performance comparisons of Shares to certain indices;

|       charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

|       discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

|       information about the mutual fund industry from sources such as the
        Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

|       Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time.
        From time to time, the Government Fund and the NY Municipal Bond Fund will quote their Lipper rankings in the "General U.S. Government Funds"
        and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature.

|       Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

|       Lehman Brothers  Government/Corporate  Total Index is comprised of approximately
        5,000 issues which include  non-convertible  bonds  publicly  issued by the U.S.
        government or its agencies;  corporate bonds  guaranteed by the U.S.  government
        and    quasi-federal    corporations;    and   publicly   issued,    fixed-rate,
        non-convertible  domestic bonds of companies in industry,  public utilities, and finance.  Tracked by Lehman Brothers,  the index has an average maturity of nine years. It calculates total returns for one month,  three months,  twelve months, and ten year periods, and year-to-date.

|       Lehman Brothers  Aggregate Bond Index is a total return index measuring both the capital  price  changes  and  income  provided  by the  underlying  universe  of securities,  weighted by market value  outstanding.  The Aggregate Bond Index is comprised of the Lehman Brothers  Government  Bond Index,  Corporate Bond Index,
        Mortgage-Backed  Securities  Index and the  Yankee  Bond  Index.  These  indices include:  U.S.  Treasury  obligations,  including  bonds and notes;  U.S. agency obligations,  including those of the Farm Credit System,  including the National
        Bank for  Cooperatives and Banks for  Cooperatives;  foreign  obligations,  U.S.
        investment-grade corporate debt and mortgage-backed  obligations.  All corporate debt  included  in the  Aggregate  Bond  Index  has a  minimum  rating of BBB by
        S&P or Fitch, or a minimum rating of Baa by Moody's.

|       Lehman Brothers 1-3 Year Government Index is a widely recognized index of U.S. government obligations with maturities between one and three years.

|       Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index of intermediate investment-grade tax-exempt bonds.

|       Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the AMT.

|       Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

|       Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

|       Lehman Brothers Intermediate Government/Corporate Bond Index is an
        unmanaged index comprised of all the bonds issued by the Lehman Brothers
        Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

|       Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

|       Morgan Stanley Capital International Europe, Australasia and Far East
        Index (MSCI-EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S.
        dollars and in local currency.

|       Morgan Stanley Capital International Emerging Markets Free Index
        (MSCI-EMF) is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries.

|       Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by
        S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

|       Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith,
        Inc.

|       Merrill Lynch Domestic  Master Index  includes  issues which must be in the form of publicly placed, nonconvertible,  coupon-bearing domestic debt and must carry a term to maturity  of at least one year.  Par  amounts  outstanding  must be no less  than  $10  million  at  the  start  and at the  close  of the  performance measurement  period.  The  Domestic  Master  Index is a broader  index  than the
        Merrill  Lynch  Corporate  and  Government  Index  and  includes,  for  example, mortgage related  securities.  The mortgage market is divided by agency, type of mortgage  and  coupon  and the  amount  outstanding  in each  agency/type/coupon subdivision  must be no less than $200  million at the start and at the close of the  performance  measurement  period.  Corporate  instruments  must be rated by
        S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

|       Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

|       AMEX Market less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by
        S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

|       Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

|       Salomon Brothers Long-Term High Grade Corporate Bond Index is an
        unmanaged index of long-term high grade corporate bonds issued by U.S.
        corporations with maturities ranging from 10 to 20 years.

|       Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

|       Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S.
        Treasury maturing in 30 days.

|       S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

|       S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

|       Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

|       Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

| Consumer Price Index is generally considered to be a measure of inflation.

|       Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market
        Insight publication reports monthly and year-to-date investment results for the same money funds.

|       iMoneyNet, formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The company, a subsidiary of
        Informa Financial Information, Inc., has published Money Fund Report, an industry-leading weekly newsletter since 1975, and has produced Money
        Fund Vision, a database software package, since 1993.

|       Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
|       Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than
        l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

From time to time, the Money Market Fund will quote their Lipper rankings in the
"money market instrument funds" category in advertising and sales literature.
Investors may use such a reporting service in addition to the Funds'
prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and
Treasury bills, and to money market funds using the Lipper, Inc. money market instruments average. Unlike federally insured bank products, the Shares of the
Funds are not insured. Unlike money market funds, which attempt to maintain a stable NAV, the NAV of the Income and Equity Funds' Shares fluctuates.
Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

FINANCIAL INFORMATION
========================================================================================

The Financial Statements for the Funds for the fiscal year ended April 30, 2004 are incorporated by reference to the Annual Report to Shareholders of the MTB
Group of Funds dated April 30, 2004.

INVESTMENT RATINGS
========================================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch RATINGS

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii)
evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii)
recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

----------------------------------------------------------------------------------------

========================================================================================

CLASS A, CLASS B AND CLASS C+ SHARES

MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

*Class A Shares Only
========================================================================================
+Only MTB Small Cap Growth Fund has Class C Shares

ADDRESSES
========================================================================================

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Investment Adviser
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Sub-Adviser to MTB Mid Cap Stock Fund
Independence Investment LLC
53 State Street
Boston, MA 02109

Sub-Adviser to MTB International Equity Fund
UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606
Sub-Advisers to MTB Small Cap Stock Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, OR 97258

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

INSTITUTIONAL CLASS PROSPECTUS : August 31, 2004

INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB US Government Money Market Fund
MTB Pennsylvania Tax-Free Money Market Fund
MTB Tax-free Money Market Fund

INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB Money Market Fund

INSTITUTIONAL SHARES

MTB Prime Money Market Fund

INSTITUTIONAL I SHARES

MTB New York Tax-free Money Market Fund
MTB Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund
MTB US Government Bond Fund
MTB Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund
MTB Intermediate-Term Bond Fund
MTB Income Fund
MTB Balanced Fund
MTB Social Balanced Fund
MTB Equity Income Fund
MTB Large Cap Value Fund
MTB Equity Index Fund
MTB Large Cap Stock Fund
MTB Large Cap Growth Fund
MTB Multi Cap Growth Fund
MTB Mid Cap Stock Fund
MTB Mid Cap Growth Fund
MTB Small Cap Stock Fund
MTB Small Cap Growth Fund
MTB International Equity Fund


[Logo of MTB Group of Funds]

August 31, 2004 : INSTITUTIONAL CLASS PROSPECTUS

Introduction – Information Common to All Funds


Each portfolio (each, a Fund) of MTB Group of Funds (the Trust) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund’s assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The MTB US Treasury Money Market Fund, MTB US Government Money Market Fund, MTB Money Market Fund, MTB Tax-free Money Market Fund, MTB Pennsylvania Tax-free Money Market Fund, MTB Prime Money Market Fund and MTB New York Tax-free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.

How to Read this Prospectus

MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents

Fund Goals, Strategies,
Risks and Performance	1
Money Market Funds	3
Bond Funds	21
Balanced Funds	44
Stock Funds	50
Principal Securities of the Funds	77
Other Investment Strategies	82
Specific Risks of Investing in the Funds	83
How are Shares Priced?	86
How to Purchase, Redeem and
Exchange Shares	87
Account and Share Information	90
Who Manages the Funds?	92
Financial Highlights	97
How to Obtain More Information
About MTB Group of Funds	111

MTB Funds	•	Are NOT FDIC Insured	•	Have No Bank Guarantee	•	May Lose Value

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Goals, Strategies, Risks and Performance

This prospectus of the Trust offers Institutional I Shares of 23 Funds, including 11 Stock Funds, two Balanced Funds, eight Bond Funds and two Money Market Funds; Institutional I Shares and Institutional II Shares of three Money Market Funds; Institutional Shares of two Money Market Funds; Institutional I Shares, Institutional II Shares and Class S Shares of one Money Market Fund; and Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares of one Money Market Fund. Under a separate prospectus, the Trust offers one or more additional classes of shares (Class A Shares, Class B Shares, or Class C Shares) for each Fund covered by this prospectus (except Social Balanced Fund and Prime Money Market Fund). In addition, the Trust offers, under a separate prospectus, one or more classes of shares for three Managed Allocation Funds not covered by this prospectus.

The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose Institutional Shares, Institutional I Shares, Institutional II Shares or Class S Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Funds Which Succeeded the ARK Funds

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Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

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Successor MTB Fund	Former ARK Portfolio (Sometimes Referred to as “Accounting Survivor”)

MTB Large Cap Stock Fund	ARK Value Equity Portfolio

MTB Equity Index Fund	ARK Equity Index Portfolio

MTB Equity Income Fund	ARK Equity Income Portfolio

MTB Mid Cap Growth Fund	ARK Mid Cap Equity Portfolio

MTB Small Cap Growth Fund	ARK Small Cap Equity Portfolio

MTB Multi Cap Growth Fund	ARK Capital Growth Portfolio

MTB Balanced Fund	ARK Balanced Portfolio

MTB Social Balanced Fund	ARK Social Issues Intermediate Fixed Income Portfolio (Accounting Survivor)
ARK Social Issues Blue Chip Equity Portfolio
ARK Social Issues Capital Growth Portfolio
ARK Social Issues Small-Cap Equity Portfolio

MTB Income Fund	ARK Income Portfolio

MTB Intermediate-Term Bond Fund	ARK Intermediate Fixed Income Portfolio

MTB Short-term Corporate Bond Fund	ARK Short-term Bond Portfolio

MTB Maryland Municipal Bond Fund	ARK Maryland Tax-free Portfolio

MTB Pennsylvania Municipal Bond Fund	ARK Pennsylvania Tax-free Portfolio

MTB US Government Money Market Fund	ARK US Government Money Market Portfolio

MTB Tax-free Money Market Fund	ARK Tax-free Money Market Portfolio

MTB Pennsylvania Tax-free Money Market Fund	ARK Pennsylvania Tax-free Money Market Portfolio

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund (and also reflects that Institutional Shares of each Accounting Survivor have been redesignated as Institutional I Shares of the corresponding MTB Fund). Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired Allfirst Financial, Inc., Allfirst Bank (Allfirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, except for MTB Social Balanced Fund, which is more representative of a blend of the corresponding ARK Funds. Each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

Performance and Financial History of MTB Funds Which Succeeded the Governor Funds

Each of the following Funds (Successor MTB Fund) is a successor to a corresponding portfolio of the Governor Funds (Corresponding Governor Fund) pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund	Corresponding Governor Fund

MTB International Equity Fund	International Equity Fund

MTB Small Cap Stock Fund	Aggressive Growth Fund

MTB Short Duration Government	Limited Duration Government
Bond Fund	Securities Fund
(formerly VISION Institutional
Limited Duration US Government Fund)

MTB Prime Money Market Fund	Prime Money Market Fund
(formerly VISION Institutional
Prime Money Market Fund)

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the Corresponding Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the Corresponding Governor Funds had different fee and expense arrangements.

Performance History of Newly Created Share Classes of Previously Existing MTB Funds

Performance information provided in this prospectus for Institutional I Shares and/or Institutional II Shares of MTB International Equity Fund, MTB Small Cap Stock Fund, MTB Mid Cap Stock Fund, MTB Large Cap Growth Fund, MTB Large Cap Value Fund, MTB New York Municipal Bond Fund (formerly VISION New York Municipal Income Fund), MTB US Government Bond Fund (formerly VISION US Government Securities Fund), MTB Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration US Government Fund), MTB New York Tax-free Money Market Fund, MTB Money Market Fund and MTB US Treasury Money Market Fund (collectively, the “Existing VISION Funds”) is shown for Class A Shares or Class S Shares, each of which is another class of shares offered by those Funds. The Class A Shares’ or Class S Shares’ performance information is disclosed because Institutional I Shares and Institutional II Shares have not yet had a full calendar year of performance. The performance information of Institutional I Shares and Institutional II Shares would be substantially similar to the performance information of Class A Shares or Class S Shares over the periods shown in this prospectus, and would differ only to the extent that the classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares and Institutional II Shares will not exceed those of Class A Shares or Class S Shares.

Performance

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

Bar Charts

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The bar chart represents the (historical) calendar year performance of each Fund. Following the bar chart is the year-to-date performance of Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Shares through the most recent calendar year. For Funds which have more than one class of shares offered by this prospectus with an operating history, the bar chart shows the performance of the class which has the longest operating history.

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Average Annual Total Return Tables

Following the bar chart is a performance table showing the Average Annual Total Return of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2003. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund’s performance. You cannot invest directly in an index.

Risks Common to the Funds

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the US government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB US TREASURY MONEY MARKET FUND

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Cusip: 55376V853 Symbol: VTSXX (Class S Shares)

Cusip: 55376V846 Symbol: AKTXX (Institutional I Shares)

Cusip: 55376V838 Symbol: ARMXX (Institutional II Shares)

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Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the US Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

• Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

Performance Information

Risk/Return Bar Chart

Performance Over 5 Years

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Best Quarter
1.41%
(12/31/00)

Worst Quarter
0.05%
(9/30/03)

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Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.

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The Fund’s Class S shares are sold without to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class S Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.10%.

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Average Annual Total Return Table

The following table represents the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares Average Annual Total Return, for the calendar periods ended December 31, 2003. The table also shows returns for the iMoneyNet, Inc. Treasury Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

		Start of
	1 Year	Performance(1)

Class S Shares	0.29%	2.95%

Institutional I Shares	N/A	0.18%

Institutional II Shares	N/A	0.15%

iMoneyNet, Inc. Treasury Institutional Average	0.70%	N/A

(1) The Fund’s Class S Shares start of performance date was June 8, 1998, the Fund’s Institutional I Shares start of performance date was August 18, 2003 and the Fund’s Institutional II Shares start of performance date was August 18, 2003.

The Fund’s Class S Shares 7-Day Net Yield as of December 31, 2003 was 0.20%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Class S	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class S	Institutional I	Institutional II

Management Fee(2)	0.50%	0.50%	0.50%

Distribution (12b-1) Fee	0.25%(3)	None	0.25%(3)

Shareholder Services Fee	0.25%	0.25%(4)	None

Other Expenses(5)	0.13%	0.13%	0.13%

Total Annual Fund
Operating Expenses	1.13%	0.88%	0.88%

(1)
The percentages shown are based on expenses for the entire fiscal year ending April 30, 2005.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.

Total Waivers of
	Fund Expenses	0.37%	0.39%	0.32%
Total Actual Annual Fund
Operating Expenses
	(after waivers)(6)	0.76%	0.49%	0.56%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can termi-nate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.35% for the year ending April 30, 2005.
(3)	A portion of the distribution (12b-1) fee for the Fund’s Class S Shares and Institutional IIShares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fees paid by the Fund’s Class S Shares and Institutional II Shares (after the anticipated voluntary waiver) are expected to be 0.04% and 0.09%, respectively, for the fiscal year ending April 30, 2005.
(4)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee pay by the Fund’s Instiutional I Shares is expected to be 0.02% for the fiscal year ending April 30, 2005.
(5)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending April 30, 2005.
(6)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares were 0.77%, 0.47% and 0.54%,respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$115	$359	$622	$1,375
Institutional I	$90	$281	$488	$1,084
Institutional II	$90	$281	$488	$1,084

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MTB US GOVERNMENT MONEY MARKET FUND

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Cusip: 55376V887 Symbol: AKGXX (Institutional I Shares)

Cusip: 55376V879 Symbol: AIIXX (Institutional II Shares)

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Goal

To seek current income and provide liquidity and security of principal.

Strategy

The Fund seeks its investment goal by investing in obligations issued by the US government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in US government securities and repurchase agreements backed by such instruments.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

The Fund intends to invest in the securities of US government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the US government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter
1.58%
(12/31/00)

Worst Quarter
0.16%
(9/30/03 and 12/31/03)

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Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.33%.

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Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for iMoneyNet, Inc.

Government Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2003)

				Start of
	1 Year	5 Years	10 Years	Performance(1)

Institutional I Shares	0.78%	3.39%	4.27%	N/A

Institutional II Shares	0.71%	3.32%	N/A	4.10%

iMoneyNet, Inc. Government
Institutional Average	0.79%	3.34%	4.20%	N/A

(1) The Fund’s Institutional II Class Shares start of performance date was July 28, 1995.

The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yield as of December 31, 2003 was 0.67% and 0.60%, respectively. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Institutional I	Institutional II

Management Fee(2)	0.50%	0.50%

Distribution (12b-1) Fee	None	0.25%(3)

Shareholder Services Fee	0.25%(4)	None

Other Expenses(5)	0.12%	0.12%

Total Annual Fund Operating Expenses	0.87%	0.87%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.44%	0.37%
Total Actual Annual Fund Operating
	Expenses (after waivers)(6)	0.43%	0.50%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.32% for the fiscal year ending April 30, 2005.
(3)	A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07% for the fiscal year ending April 30, 2005.
(4)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(5)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending April 30, 2005.
(6)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares and Institutional II Shares were 0.42% and 0.48%, respectively,for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$89	$278	$482	$1,073
Institutional II	$89	$278	$482	$1,073

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MTB NEW YORK TAX-FREE MONEY MARKET FUND

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Cusip: 55376T320 Symbol: VNIXX (Institutional I Shares)

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Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

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  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

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Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter
0.95%
(6/30/00)

Worst Quarter
0.08%
(9/30/03)

The total returns shown above are for the Class A Shares, which is another class of shares offered by MTB New York Tax-free Money Market Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for the Class A Shares are disclosed here because Institutional I Shares have only been offered since August 18, 2003. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.19%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for iMoneyNet, Inc. Tax-free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

	1 Year	5 Years	10 Years

Class A Shares	0.54%	2.01%	2.48%

iMoneyNet, Inc. Tax-free State Specific
Institutional Average	0.64%	2.11%	2.55%

The Fund’s Class A Shares 7-Day Net Yield as of December 31, 2003 was 0.57%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.50%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.17%

Total Annual Fund Operating Expenses	0.92%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waiver of Fund Expenses	0.30%
Total Actual Annual Fund Operating
	Expenses (after waivers)(5)	0.62%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional l Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at anytime. The shareholder services fee paid by the Fund’s Institutional I Shares is expected to be 0.16% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending April 30, 2005.
(5)	Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 0.64% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$94	$293	$509	$1,131

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MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

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Cusip: 55376T262 Symbol: ARPXX (Institutional I Shares)

Cusip: 55376T254 Symbol: ARAXX (Institutional II Shares)

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Goal

Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other US territories and possessions.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.


  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.


Performance Information

Risk/Return Bar Chart

Performance Over 2 Years


Best Quarter
0.28%
(6/30/02)

Worst Quarter
0.08%
(9/30/03)

Historically, the Fund has maintained a constant $1.00 net asset value per share.

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.22%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for iMoneyNet, Inc. Tax-free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

		Start of
	1 Year	Performance(1)

Institutional I Shares	0.49%	1.01%

Institutional II Shares	0.49%	0.99%

iMoneyNet, Inc. Tax-free State Specific
Institutional Average	0.64%	1.12%

(1) The Fund’s Institutional I Shares and Institutional II Shares start of performance dates were May 1, 2001 and May 11, 2001, respectively.

The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2003 were 0.52% and 0.52%, respectively. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Institutional I	Institutional II

Management Fee(2)	0.50%	0.50%

Distribution (12b-1) Fee	None	0.25%(3)

Shareholder Services Fee	0.25%(4)	None

Other Expenses(5)	0.77%	0.77%

Total Annual Fund Operating Expenses	1.52%	1.52%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers and Reimbursement
	of Fund Expenses	0.94%	0.94%
Total Actual Annual Fund Operating
Expenses (after waivers and
	reimbursement)(6)	0.58%	0.58%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(3)	The distribution (12b-1) fee for the Fund’s Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(5)	The portfolio accountant expects to voluntarily waive a portion of its fee and the advisor expects to voluntarily reimburse certain operating expenses of the Fund. This anticipated voluntary waiver and reimbursement can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) is expected to be 0.58% for the fiscal year ending April 30, 2005.
(6)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares and Institutional II Shares were 0.59% and 0.53%, respectively,for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$155	$480	$829	$1,813
Institutional II	$155	$480	$829	$1,813


MTB TAX-FREE MONEY MARKET FUND


Cusip: 55376V309 Symbol: AKXXX (Institutional I Shares)

Cusip: 55376V408 Symbol: AFIXX (Institutional II Shares)


Goal

Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other US territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years


Best Quarter
1.00%
(12/31/00)

Worst Quarter
0.12%
(9/30/03)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.31%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for iMoneyNet, Inc. Tax-free Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

				Start of
	1 Year	5 Years	10 Years	Performance(1)

Institutional I Shares	0.69%	2.19%	2.74%	N/A

Institutional II Shares	0.62%	2.12%	N/A	2.59%

iMoneyNet, Inc. Tax-free
Institutional Average	0.67%	2.12%	2.62%	N/A

(1) The Fund’s Institutional II Shares start of performance date was July 28, 1995.

The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2003 were 0.78% and 0.71%, respectively. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II

Fees Paid Directly From Your Investment	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

(Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Institutional I	Institutional II

Management Fee(2)	0.50%	0.50%

Distribution (12b-1) Fee	None	0.25%(3)

Shareholder Services Fee	0.25%(4)	None

Other Expenses(5)	0.18%	0.18%

Total Annual Fund Operating Expenses	0.93%	0.93%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.54%	0.47%
Total Actual Annual Fund Operating
	Expenses (after waivers)(6)	0.39%	0.46%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2005.
(3)	A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at anytime. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07% for the fiscal year ending April 30, 2005.
(4)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(5)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2005.
(6)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Institutional I Shares and Institutional II Shares were 0.40% and 0.47%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$95	$296	$515	$1,143
Institutional II	$95	$296	$515	$1,143


MTB MONEY MARKET FUND


Cusip: 55376T445 Symbol: VNSXX (Class S Shares)

Cusip: 55376T437 Symbol: VSIXX (Institutional Shares)

Cusip: 55376T429 Symbol: AKMXX (Institutional I Shares)

Cusip: 55376T411 Symbol: AKIXX (Institutional II Shares)


Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the US government, banks and corporations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart

Performance Over 5 Years


Best Quarter
1.46%
(9/30/00)

Worst Quarter
0.04%
(9/30/03)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.

The Fund’s Class S shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class S Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.08%.

Average Annual Total Return Table

The following table represents the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares Average Annual Total Return, for the calendar periods ended December 31, 2003. The table also shows returns for the iMoneyNet, Inc. First Tier Institutional Average, which is a composite of money market funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Class S Shares	0.23%	2.88%	3.06%

Institutional Shares	0.60%	N/A	1.10%

Institutional I Shares	N/A	N/A	0.26%

Institutional II Shares	N/A	N/A	0.23%

iMoneyNet, Inc. First Tier
Institutional Average	0.84%	3.45%	3.58%

(1) The Fund’s Class S Shares start of performance date was June 8, 1998, the Fund’s Institutional Shares start of performance date was September 4, 2001, the Fund’s Institutional I Shares start of performance date was August 18, 2003 and the Fund’s Institutional II Shares start of performance date was August 18, 2003.

The Fund’s Class S Shares 7-Day Net Yield as of December 31, 2003 was 0.19%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Class S	Institutional	Institutional I	Institutional II

Fees Paid Directly
From Your Investment	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class S	Institutional	Institutional I	Institutional II

Management Fee(2)	0.50%	0.50%	0.50%	0.50%

Distribution (12b-1) Fee	0.25%	0.25%(3)	None	0.25%(3)

Shareholder Services Fee	0.25%	0.25%(4)	0.25%(4)	None

Other Expenses(5)	0.13%	0.13%	0.13%	0.13%

Total Annual Fund
Operating Expenses	1.13%	1.13%	0.88%	0.88%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
Total Waivers of
	Fund Expenses	0.22%	0.53%	0.47%	0.40%
Total Actual Annual
Fund Operating
Expenses
	(after waivers)(6)	0.91%	0.60%	0.41%	0.48%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.29% for the year ending April 30, 2005.
(3)	A portion of the distribution (12b-1) fee for the Fund’s Institutional Shares and Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional Shares and Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.00% and 0.07%, respectively, for the fiscal year ending April 30,2005.
(4)	A portion of the shareholder services fee for the Fund’s Institutional Shares and Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee pay by the Fund’s Institutional Shares and Institutional I Shares is expected to be 0.19% and 0.00%,respectively, for the fiscal year ending April 30, 2005.
(5)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending April 30, 2005.
(6)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares were 0.94%,0.61%, 0.42% and 0.49%, respectively, for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$115	$359	$622	$1,375
Institutional	$115	$359	$622	$1,375
Institutional I	$90	$281	$488	$1,084
Institutional II	$90	$281	$488	$1,084


MTB PRIME MONEY MARKET FUND


Cusip: 55376T841 Symbol: GVPXX (Institutional Shares)


Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests at least 80% of the value of its assets plus the amount of borrowings for investment purposes in money market instruments, consisting primarily of bank certificates of deposit, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, asset-backed securities, securities issued or guaranteed by the US government or its agencies and repurchase agreements backed by such obligations. The Fund may also invest in certain US dollar denominated foreign securities.

Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.


  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.


  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years


Best Quarter
1.56%
(9/30/00)

Worst Quarter
0.16%
(12/31/03)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.33%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. The table also shows returns for the iMoneyNet, Inc. First Tier Institutional Average, which is a composite of money market funds with investment goals similar to the Fund’s goals. The Average is unmanaged and it is not possible to invest directly in an Average.

(For the calendar periods ended December 31, 2003)

			Start of
	1 Year	5 Years	Performance(1)

Institutional Shares	0.77%	3.35%	3.91%

iMoneyNet, Inc. First Tier
Institutional Average	0.84%	3.45%	3.96%

(1) The Fund’s Institutional Shares start of performance date was October 7, 1996.

The Fund’s 7-Day Net Yield as of December 31, 2003 was 0.65%.

Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional Shares.

Shareholder Fees

Institutional

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional

Management Fee(2)	0.50%

Distribution (12b-1) Fee(3)	0.25%

Shareholder Services Fee(4)	0.25%

Other Expenses(5)	0.13%

Total Annual Fund Operating Expenses	1.13%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor,shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waiver of Fund Expenses	0.72%
	Total Actual Annual Fund Operating Expenses (after waivers)(6)	0.41%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending April 30, 2005.
(3)	The distribution (12b-1) fee for the Fund’s Institutional Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4)	A portion of the shareholder services fee for the Fund’s Institutional Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at anytime. The shareholder services fee paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver) is expected to be 0.04% for the fiscal year ending April 30,2005.
(5)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending April 30, 2005.
(6)	Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional Shares was 0.42% for the fiscal year ended April 30, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$115	$359	$622	$1,375


MTB SHORT DURATION GOVERNMENT BOND FUND


Cusip: 55376T221 Symbol: GVLDX (Institutional I Shares)


Goal

To seek current income, with preservation of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the US government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “US government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions. The Fund intends to invest in the securities of US government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the US government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart

Performance Over 8 Years


Best Quarter
3.51%
(9/30/01)

Worst Quarter
(0.11)%
(9/30/03)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.15)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total returns for the calendar periods ended December 31, 2003. Effective August 15, 2003, the Fund’s Institutional I Shares are no longer sold with a sales charge. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index. The LB1-3GB tracks the performance of short-term US government and corporate bonds. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts, for the period from October 31, 1995 through VISION Limited Duration Government Securities Fund’s commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	1.02%	4.66%	4.90%

Return After Taxes on Distributions(2)	(0.12)%	2.62%	3.22%

Return After Taxes on Distributions
and Sale of Fund Shares(2)	0.66%	2.70%	3.15%

LB1-3GB	2.01%	5.51%	5.86%

(1)	The Fund’s Institutional I Shares start of performance date was October 31, 1995.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

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Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.60%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.17%

Total Annual Fund Operating Expenses	1.02%

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(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.35%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	0.67%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticpated voluntary waiver) is expected to be 0.51% for the fiscal year ending April 30, 2005.
(3)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 0.71% for the fiscal year ended April 30, 2004.

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Example

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This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Institutional I	$104	$325	$563	$1,248

MTB SHORT-TERM CORPORATE BOND FUND

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Cusip: 55376T189 Symbol: MVSTX (Institutional I Shares)

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Goal

Current income.

Strategy

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The Fund seeks its investment goal by investing primarily in US corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in US corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund also invests in a range of US government securities, including mortgage and asset-backed securities. For purposes of the Fund’s 80% investment policy, US corporate fixed income securities would include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

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In selecting securities for the Fund, the Advisor considers a security’s current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

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  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

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Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

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Best Quarter
2.67%
(9/30/98)

Worst Quarter
(0.88)%
(3/31/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.07)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index. The LB1-3GB is a widely recognized index of US government obligations with maturities between one and three years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	2.20%	4.35%	4.81%

Return After Taxes on Distributions(2)	1.21%	2.58%	2.87%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	1.42%	2.61%	2.88%

LB1-3GB	2.01%	5.51%	5.92%

(1)	The Fund’s Institutional I Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-term Bond Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.25%

Total Annual Fund Operating Expenses	1.20%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.45%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	0.75%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.51% for the fiscal year ending April 30, 2005.
(3)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.04% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$122	$381	$660	$1,455

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MTB US GOVERNMENT BOND FUND

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Cusip: 55376V705 Symbol: MVIGX (Institutional I Shares)

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Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the US government or its agencies or instrumentalities, including mortgage backed securities issued by US government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (Arms) and collateralized mortgage obligations (CMOs) are included within the definition of “US government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of US government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the US government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter
6.45%
(6/30/95)

Worst Quarter
(2.81)%
(6/30/94)

The total returns shown above are for the Class A Shares which is another class of shares offered by the MTB US Government Bond Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares were only offered after August 18, 2003. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.18)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Return, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-taxes returns depends on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers US Government Bond Index (LBUSGB), a broad-based market index. The LBUSGB is a market value weighted index comprised of US government and government agency securities (other than mortgage securities) with maturities of one year or more. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	(2.31)%	4.64%	5.44%

Return After Taxes on Distributions(1)	(3.82)%	2.36%	3.04%

Return After Taxes on Distributions and
Sale of Fund Shares(1)	(1.50)%	2.51%	3.10%

LBUSGB	2.36%	6.26%	6.72%

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.20%

Total Annual Fund Operating Expenses	1.15%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.31%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	0.84%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticpated voluntary waiver) is expected to be 0.65% for the fiscal year ending April 30, 2005.
(3)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be vol-untarily waived. This anticipated voluntary waiver can be terminated at any time. Theshareholder services fee paid by the Fund’s Institutional I Shares (after the anticipatedvoluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This antic-ipated voluntary waiver can be terminated at any time. Total other expenses paid by theFund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal yearending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’sInstitutional I Shares was 0.94% for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$117	$365	$633	$1,398

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MTB MARYLAND MUNICIPAL BOND FUND

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Cusip: 55376T544 Symbol: ARMTX (Institutional I Shares)

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Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

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  Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

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Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

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Best Quarter
4.17%
(12/31/00)

Worst Quarter
(2.08)%
(6/30/99)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.82)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	4.73%	4.84%	5.38%

Return After Taxes on Distributions(2)	4.73%	4.82%	5.32%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	4.48%	4.75%	5.23%

LB10MB	5.70%	5.91%	6.62%

LB7MB	5.45%	5.92%	6.31%

(1)	The Fund’s Institutional I Shares start of performance date was November 18, 1996.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA and 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.21%

Total Annual Fund Operating Expenses	1.16%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.44%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	0.72%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.52% for the fiscal year ending April 30, 2005.
(3)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4)	The portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund(after the anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 0.83% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$118	$368	$638	$1,409

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MTB NEW YORK MUNICIPAL BOND FUND

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Cusip: 55376T346 Symbol: VNYIX (Institutional I Shares)

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Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

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  New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

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Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter
6.57%
(3/31/95)

Worst Quarter
(4.48)%
(3/31/94)

The total returns shown above are for Class A Shares, which is another class of shares offered by MTB New York Municipal Bond Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have only been offered since August 18, 2003. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charge or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (1.37)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requries to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	(0.20)%	3.86%	4.80%

Return After Taxes on Distributions(1)	(0.36)%	3.80%	4.74%

Return After Taxes on Distributions and
Sale of Fund Shares(1)	1.25%	3.86%	4.71%

LBNYTE	5.30%	5.86%	6.17%

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.27%

Total Annual Fund Operating Expenses	1.22%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.55%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	0.67%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.41% for the fiscal year ending April 30, 2005.
(3)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.26% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 0.87% for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$124	$387	$670	$1,477

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MTB PENNSYLVANIA MUNICIPAL BOND FUND

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Cusip: 55376T288 Symbol: MVPMX (Institutional I Shares)

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Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other US territories and possessions. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

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  Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

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Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

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Best Quarter
4.18%
(9/30/02)

Worst Quarter
(2.54)%
(6/30/99)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (1.45)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prere-funded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligations bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	4.67%	4.69%	5.07%

Return After Taxes on Distributions(2)	4.67%	4.67%	5.02%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	4.40%	4.60%	4.93%

LB10MB	5.70%	5.91%	6.55%

LB7MB	5.45%	5.92%	6.22%

(1)	The Fund’s Institutional I Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses(3)	0.15%

Total Annual Fund Operating Expenses	1.10%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.10%
	Total Actual Annual Fund Operating Expenses (after waivers)(4)	1.00%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares(after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending April 30, 2005.
(3)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.14% for the fiscal year ending April 30, 2005.
(4)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 0.98% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$112	$350	$606	$1,340

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MTB INTERMEDIATE-TERM BOND FUND

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Cusip: 55376T817 Symbol: ARIFX (Institutional I Shares)

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Goal

Current income.

Strategy

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The Fund seeks its investment goal by investing primarily in US investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

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In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

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  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

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Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

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Best Quarter
5.81%
(9/30/02)

Worst Quarter
(1.13)%
(3/31/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.42)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate US Government Bond Index and the Lehman Brothers Intermediate Government/Credit Index, broad-based market indexes. The Lehman Brothers Intermediate US Government Bond Index is a widely recognized index of US Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of US Treasury securities, US government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign government and agencies. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	3.68%	5.63%	6.06%

Return After Taxes on Distributions(2)	2.08%	3.59%	3.86%

Return After Taxes on Distributions
and Sale of Fund Shares(2)	2.60%	3.54%	3.80%

Lehman Brothers Intermediate US
Government Bond Index	2.29%	6.18%	6.61%

Lehman Brothers Intermediate
Government/Credit Index	4.31%	6.65%	7.25%

(1)	The Fund’s Institutional I Shares start of performance date was November 18, 1996.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and hows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.15%

Total Annual Fund Operating Expenses	1.10%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.37%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	0.73%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticpated voluntary waiver) is expected to be 0.59% for the fiscal year ending April 30, 2005.
(3)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.14% for the fiscal year ending April 30, 2005.
(5)	Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 0.81% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$112	$350	$606	$1,340

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MTB INCOME FUND

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Cusip: 55376T858 Symbol: ARKIX (Institutional I Shares)

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Goal

Primarily current income and secondarily capital growth.

Strategy

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The Fund seeks its investment goal by investing primarily in US investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

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In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

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  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

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Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter
6.67%
(6/30/95)

Worst Quarter
(2.11)%
(3/31/96)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.13)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers US Aggregate Bond Index, a broad-based market index. The Lehman Brothers US Aggregate Bond Index is a widely recognized, market value-weighted index of US government obligations, corporate debt securities, and AAA-rated mortgage backed securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	3.17%	5.44%	6.13%

Return After Taxes on Distributions(1)	1.32%	3.27%	3.79%

Return After Taxes on Distributions and
Sale of Fund Shares(1)	2.45%	3.32%	3.78%

Lehman Brothers US Aggregate
Bond Index	4.10%	6.62%	6.95%

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.60%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.18%

Total Annual Fund Operating Expenses	1.03%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.22%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	0.81%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.59% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at anytime. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending April 30,2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 0.85% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$105	$328	$569	$1,259

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MTB BALANCED FUND

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Cusip: 55376T304 Symbol: ARGIX (Institutional I Shares)

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Goal

To provide total return. The Fund’s total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities and long-term capital appreciation provided by equity securities.

Strategy

The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund’s Advisor will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Advisor considers each company’s current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also maintain at least 25% of its assets in investment grade and non-investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities. No more than 15% of the Fund’s total assets may be invested in non-investment grade fixed income securities. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends.

In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of US issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

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  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

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Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter
18.32%
(12/31/98)

Worst Quarter
(11.59)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.02)%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers US Aggregate Bond Index, the Standard & Poor’s 500 Index (S&P 500) and the Standard & Poor’s 500 Barra Growth Index (S&P 500/BG), respectively, broad-based market indexes. The Advisor has elected to change the Fund’s broad-based market index to the S&P 500/BG from the S&P 500 because it is more reflective of the Fund’s current investment strategy. The Lehman Brothers US Aggregate Bond Index is a widely recognized, market value-weighted index of US government obligations, corporate debt securities, and AAA-rated mortgage backed securities. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BG is a capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	22.14%	2.97%	8.34%

Return After Taxes on Distributions(1)	21.63%	1.78%	6.30%

Return After Taxes on Distributions and
Sale of Fund Shares(1)	14.36%	1.94%	6.06%

Lehman Brothers US Aggregate
Bond Index	4.10%	6.62%	6.95%

S&P 500	28.68%	(0.57)%	11.07%

S&P 500/BG	25.66%	(3.48)%	11.12%

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.65%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.23%

Total Annual Fund Operating Expenses	1.13%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.19%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	0.94%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.64% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares(after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 0.96% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$115	$359	$622	$1,375

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MTB SOCIAL BALANCED FUND

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Cusip: 55376V101 Symbol: ASFIX (Institutional I Shares)

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Goal

To provide total return. The Fund’s total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

Strategy

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The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund’s Advisor will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more at time of purchase) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Advisor considers each company’s current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities.

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In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of US issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.

The Fund’s investments are subject to broad-based social screens designed to meet the needs of many socially responsible investors. The social screens adopted by the Advisor will seek to exclude the following types of companies:

  Tobacco and Alcohol — companies that manufacture tobacco products or alcoholic beverages;
  Gambling — companies that receive identifiable revenue from gambling enterprises;
  Nuclear Power — companies that have an ownership share in, or operate, nuclear power plants;
  Weapons — companies that receive more than 2% of their gross revenues from the sale of military weapons; and
  Abortion and Contraceptives — companies that receive identifiable revenues from the development or manufacture of abortifacients and contraceptives.

MTB Social Balanced Fund commenced operation pursuant to a Reorganization Plan between the MTB Funds and the ARK Funds, whereupon it acquired the following ARK Portfolios: ARK Social Issues Intermediate Fixed Income Portfolio, ARK Social Issues Blue Chip Equity Portfolio, ARK Social Issues Capital Growth Portfolio and ARK Social Issues Small Cap Equity Portfolio (collectively, the “Acquired Funds”). In order to comply with comments made by the staff of the SEC, MTB Social Balanced Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds. Accordingly, the following financial and performance information presented for MTB Social Balanced Fund in reality reflects the historical operations of ARK Social Issues Intermediate Fixed Income Portfolio for all periods prior to the date of the Reorganization. This past performance does not necessarily predict future performance of MTB Social Balanced Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Social Investment Risk. The Fund’s investments are subject to social screens. Because of these screens, Fund management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

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  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

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Performance Information

Risk/Return Bar Chart

Performance Over 2 Years

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Best Quarter
5.66%
(9/30/02)

Worst Quarter
(1.06)%
(3/31/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.32%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), the S&P 500 Barra Growth Index (S&P 500/BG) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The Advisor has elected to change the Fund’s broad-based market index to the S&P 500/BG from the S&P 500 because it is more reflective of the Fund’s current investment strategy. The S&P 500 is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BG is a capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of US Treasury obligations, US agency obligations, foreign obligations, US investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requries to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

		Start of
Institutional I Shares	1 Year	Performance(1)

Return Before Taxes	6.81%	6.24%

Return After Taxes on Distributions(2)	5.14%	4.72%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	4.56%	4.42%

S&P 500	28.68%	(3.36)%

S&P 500/BG	25.66%	(3.38)%

LBAB	4.10%	7.74%

(1)	The Fund’s Institutional I Shares start of performance date was May 29, 2001.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund Distribtuions. Return After Taxes on Distribtuions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee	0.25%

Other Expenses(3)	1.85%

Total Annual Fund Operating Expenses	2.80%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor and portfolio accountant expect to waive and/or reimburse certain amounts. These are shown below a long with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers and Reimbursement of Fund Expenses	1.55%
	Total Actual Annual Fund Operating Expenses
	(after waivers and reimbursement)(4)	1.25%
(2)	The advisor expects to voluntarily waive the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund(after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(3)	The portfolio accountant expects to voluntarily waive a portion of its fee and the advisor expects to voluntarily reimburse certain operating expenses of the Fund. This anticipated voluntary waiver and reimbursement can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) is expected to be 1.00% for the fiscal year ending April 30, 2005.
(4)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.14% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$283	$868	$1,479	$3,128

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MTB EQUITY INCOME FUND

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Cusip: 55376T601 Symbol: AREIX (Institutional I Shares)

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Goal

Current income and growth of capital.

Strategy

The Fund seeks its investment goal by investing primarily in dividend-paying US common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund’s Advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

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Best Quarter
15.62%
(6/30/03)

Worst Quarter
(19.18)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 1.57%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	22.54%	0.75%	5.91%

Return After Taxes on Distributions(2)	21.68%	(0.52)%	4.07%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	14.57%	0.05%	4.20%

S&P 500	28.68%	(0.57)%	7.55%

(1)	The Fund’s Institutional I Shares start of performance date were November 18, 1996.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.26%

Total Annual Fund Operating Expenses	1.21%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.22%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	0.99%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.69% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares(after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.01% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$123	$384	$665	$1,466

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MTB LARGE CAP VALUE FUND

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Cusip: 55376T668 Symbol: MLCVX (Institutional I Shares)

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Goal

To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of US companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks, as well as convertible securities. The Advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

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Best Quarter
19.35%
(6/30/03)

Worst Quarter
(21.47)%
(9/30/02)

The total returns shown above are for the Class A Shares which is another class of shares offered by the MTB Large Cap Value Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares were only offered since August 18, 2003. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 2.69%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Return, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition , Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-taxes returns depends on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to book companies forming the index. The S& P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stock representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Class A Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	26.80%	(1.23)%	2.08%

Return After Taxes on Distributions(2)	26.42%	(2.05)%	1.28%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	17.39%	(1.52)%	1.29%

S&P 500/BV	31.79%	1.89%	(0.55)%

(1)	The Fund’s Class A Shares start of performance date was September 26, 1997.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.26%

Total Annual Fund Operating Expenses	1.21%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waiver of Fund Expenses	0.18%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	1.03%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.67% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares(after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.06% for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$123	$384	$665	$1,466

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MTB EQUITY INDEX FUND

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Cusip: 55376T882 Symbol: ARKEX (Institutional I Shares)

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Goal

Investment results that correspond to the performance of the Standard & Poor’s 500 Index (S&P 500).

Strategy

The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs. Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund’s performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund’s benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.

Performance Information

Risk/Return Bar Chart

Performance Over 6 Years

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Best Quarter
21.27%
(12/31/98)

Worst Quarter
(17.13)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 3.22%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The Index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	27.90%	(0.55)%	3.97%

Return After Taxes on Distributions(2)	27.24%	(1.90)%	2.67%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	18.08%	(0.92)%	2.92%

S&P 500	28.68%	(0.57)%	(4.70)%

(1)	The Fund’s Institutional I Shares start of performance dates was October 1, 1997.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.20%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.31%

Total Annual Fund Operating Expenses	0.76%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers and Reimbursement of Fund Expenses	0.48%
Total Actual Annual Fund Operating Expenses
	(after waivers and reimbursement)(5)	0.28%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(3)	The shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2005.
(4)	The portfolio accountant expects to voluntarily waive a portion of its fee and the advisor expects to voluntarily reimburse certain operating expenses of the Fund. This anticipated voluntary waiver and reimbursement can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) is expected to be 0.28% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 0.27% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$78	$243	$422	$942

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MTB LARGE CAP STOCK FUND

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Cusip: 55376T692 Symbol: MVEFX (Institutional I Shares)

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Goal

Growth of principal.

Strategy

The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion.

In selecting investments for the Fund, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management’s ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor’s investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

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  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

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Performance Information

Risk/Return Bar Chart

Performance Over 7 Years

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Best Quarter
18.89%
(12/31/98)

Worst Quarter
(19.01)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 1.19%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard and Poor’s S&P 500/Barra Value Index (S&P 500/BV), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	25.21%	(0.33)%	7.48%

Return After Taxes on Distributions(2)	24.94%	(2.11)%	5.18%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	16.36%	(0.72)%	5.52%

S&P 500	28.68%	(0.57)%	8.78%

S&P 500/BV	31.79%	1.89%	7.95%

(1)	The Fund’s Institutional I Shares start of performance dates was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses(3)	0.16%

Total Annual Fund Operating Expenses	1.26%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.16%
	Total Actual Annual Fund Operating Expenses (after waivers)(4)	1.10%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares(after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2005.
(3)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending April 30, 2005.
(4)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.11% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$128	$400	$692	$1,523

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MTB LARGE CAP GROWTH FUND

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Cusip: 55376T742 Symbol: MLGIX (Institutional I Shares)

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Goal

To provide capital appreciation.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage; and
  are currently, or have the potential to become industry leaders.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Performance Information

Risk/Return Bar Chart

Performance Over 3 Years

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Best Quarter
10.41%
(12/31/01)

Worst Quarter
(15.30)%
(3/31/01)

The total returns shown above for the Class A Shares, which is another class of shares offered by the MTB Large Cap Growth Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have only been offered since August 18, 2003. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total return displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 3.60%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor’s 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

		Start of
Class A Shares	1 Year	Performance(1)

Return Before Taxes	10.62%	(8.67)%

Return After Taxes on Distributions(2)	10.62%	(8.67)%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	6.90%	(7.22)%

S&P 500	28.68%	(5.49)%

Russell 1000	29.89%	3.08%

S&P 500/BG	25.66%	(11.05)%

(1)	The Fund’s Class A Shares start of performance date was March 20, 2000.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401k plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.35%

Total Annual Fund Operating Expenses	1.45%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.32%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	1.13%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.73% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.06% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.34% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.19% for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$148	$459	$792	$1,735

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MTB MULTI CAP GROWTH FUND

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Cusip: 55376T379 Symbol: ARCGX (Institutional I Shares)

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Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small-, mid- and large-size companies. These companies generally fall into the following dollar ranges of market capitalizations, which are measured at time of purchase: small-cap ($2 billion or less); mid-cap ($1 billion to $15 billion); and large-cap ($3 billion or more).

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The Fund’s Advisor will shift the emphasis among companies in the various market capitalization categories according to changes in economic conditions, stock market fundamentals and other pertinent factors. In selecting securities for the Fund, the Advisor considers each company’s current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund’s Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years

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Best Quarter
35.07%
(12/31/98)

Worst Quarter
(22.79)%
(9/30/01)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.48%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), the Russell 2000 Growth Index and the Russell 3000 Growth Index, broad-based market indexes. The Advisor has elected to change the Fund’s broad-based market index to the Russell 3000 Growth Index from the Russell 2000 Growth Index because it is more reflective of the Fund’s current investment strategy. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

Institutional I Shares	1 Year	5 Years	10 Years

Return Before Taxes	34.77%	(0.10)%	9.05%

Return After Taxes on Distributions(1)	34.77%	(0.94)%	7.05%

Return After Taxes on Distributions and
Sale of Fund Shares(1)	22.60%	(0.30)%	6.79%

S&P 500	28.68%	(0.57)%	11.07%

Russell 2000 Growth	48.54%	0.86%	5.43%

Russell 3000 Growth	30.97%	(4.69)%	8.81%

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.70%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.29%

Total Annual Fund Operating Expenses	1.24%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.21%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	1.03%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.68% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.07% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.28% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.04% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$126	$393	$681	$1,500


MTB MID CAP STOCK FUND


Cusip: 55376T478 Symbol: MMCIX (Institutional I Shares)


Goal

To provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. Equity securities include common and preferred stocks as well as convertible securities. Independence Investment LLC (Independence), the Fund’s sub-advisor, will select stocks based upon both their relative value and potential for growth. The Fund’s total return will result mostly from capital appreciation rather than income.

MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the “Acquired Funds”) in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 10 Years


Best Quarter
27.55%
(6/30/99)

Worst Quarter
(25.98)%
(9/30/98)

The total returns shown above are for Class A Shares, which is another class of shares offered by MTB Mid Cap Stock Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have only been offered since August 18, 2003. These total returns would be substantially similar to the annual returns for Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 2.16%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the midrange of the US stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	21.45%	6.39%	9.46%

Return After Taxes on Distributions(1)	21.45%	5.29%	7.73%

Return After Taxes on Distributions and
Sale of Fund Shares(1)	13.94%	4.88%	7.34%

S&P Mid Cap 400	35.62%	9.22%	13.93%

RMC	40.06%	7.23%	12.18%

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.25%

Total Annual Fund Operating Expenses	1.35%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.20%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	1.15%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.79% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending April 30,2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.21% for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$137	$428	$739	$1,624


MTB MID CAP GROWTH FUND


Cusip: 55376T510 Symbol: ARMEX (Institutional I Shares)


Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of US issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. The Fund’s Advisor chooses stocks of mid-cap companies that have significant growth potential.

In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 7 Years


Best Quarter
30.57%
(12/31/98)

Worst Quarter
(15.87)%
(9/30/01)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 4.10%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG), a broad based market index. The S&P Mid Cap 400/BG is a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 having the highest price to book ratios. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	34.05%	5.90%	11.39%

Return After Taxes on Distributions(2)	34.05%	4.15%	9.61%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	22.13%	4.38%	9.20%

S&P Mid Cap 400/BG	30.98%	6.47%	13.75%

(1)	The Fund’s Institutuional I Shares start of performance date was November 18, 1996.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarentee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.25%

Total Annual Fund Operating Expenses	1.35%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.22%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	1.13%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.81% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.09% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$137	$428	$739	$1,624


MTB SMALL CAP STOCK FUND


Cusip: 55376T114 Symbol: MSCIX (Institutional I Shares)


Goal

To seek growth of capital.

Strategy

The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase under $2 billion. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established US markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Performance Information

Risk/Return Bar Chart

Performance Over 9 Years


Best Quarter
29.22%
(6/30/03)

Worst Quarter
(19.50)%
(9/30/98)

The total returns shown above are for the Class A Shares which is another class of shares offered by the MTB Small Cap Stock Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares were only offered since August 18, 2003. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 2.13%.

Average Annual Total Return Table

The following table represents Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000), a broad-based market index. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 index which measures the performance of the 3,000 largest US companies based on market capitalization. Total returns for the index shown do not reflect sales, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of the Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating from July 1, 1994 through Small Cap Stock Fund’s commencement of operations February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.

(For the calendar periods ended December 31, 2003)

Class A Shares	1 Year	5 Years	Since Inception(1)

Return Before Taxes	50.27%	9.51%	12.44%

Return After Taxes on Distributions(2)	47.44%	5.69%	10.14%

Return After Taxes on Distributions and
Sales of Fund Shares(2)	34.00%	5.95%	9.68%

Russell 2000	47.25%	7.13%	10.73%

(1)	The Fund’s Class A Shares start of performance date was July 1, 1994.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee	0.25%

Other Expenses(3)	0.20%

Total Annual Fund Operating Expenses	1.30%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.02%
	Total Actual Annual Fund Operating Expenses (after waivers)(4)	1.28%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.84% for the fiscal year ending April 30, 2005.
(3)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending April 30, 2005.
(4)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.30% for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$132	$412	$713	$1,568


MTB SMALL CAP GROWTH FUND


Cusip: 55376T148 Symbol: ARPEX (Institutional I Shares)


Goal

Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of US issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Advisor defines small-cap companies as companies with a market capitalization of $2 billion or less. The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

In selecting investments for the Fund, the Advisor purchases securities of small-cap US companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Advisor may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart

Performance Over 8 Years

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Best Quarter
82.09%
(12/31/99)

Worst Quarter
(23.61)%
(9/30/02)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge. The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.27%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000) and the Russell 2000 Growth Index (Russell 2000 Growth), broad-based market indexes. The Russell 2000 is unmanaged index of 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

			Start of
Institutional I Shares	1 Year	5 Years	Performance(1)

Return Before Taxes	54.01%	19.41%	18.22%

Return After Taxes on Distributions(2)	54.01%	15.85%	14.22%

Return After Taxes on Distributions
and Sales of Fund Shares(2)	35.11%	14.83%	13.49%

Russell 2000 Growth	48.54%	0.86%	4.33%

Russell 2000	47.25%	7.13%	9.26%

(1)	The Fund’s Institutional I Shares start of performance date was July 13, 1995.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee	0.85%

Distribution (12b-1) Fee	None

Shareholder Services Fee(2)	0.25%

Other Expenses(3)	0.24%

Total Annual Fund Operating Expenses	1.34%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.17%
	Total Actual Annual Fund Operating Expenses (after waivers)(4)	1.17%
(2)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares(after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending April 30, 2005.
(3)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.23% for the fiscal year ending April 30, 2005.
(4)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.20% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$136	$425	$734	$1,613

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MTB INTERNATIONAL EQUITY FUND

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Cusip: 55376T775 Symbol: MVIEX (Institutional I Shares)

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Goal

To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy

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The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (Americas) Inc. (UBS), sub-advisor for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund’s sub-advisor incorporate internal analysts’ considerations of company management, competitive advantage, and each company’s core competencies to determine a stock’s fundamental value, which is then compared to the stock’s current market price.

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Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
  Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Performance Information

Risk/Return Bar Chart

Performance Over 4 Years

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Best Quarter
17.18%
(6/30/03)

Worst Quarter
(20.50)%
(9/30/02)

The total returns shown above are for the Class A Shares which is another class of shares offered by the MTB International Equity Fund. Class A Shares are not offered in this prospectus for the Fund’s Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares were only offered since August 18, 2003. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total return displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 2.47%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE, which is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2003)

		Start of
Class A Shares	1 Year	Performance(1)

Return Before Taxes	23.59%	1.03%

Return After Taxes on Distributions(2)	23.38%	0.06%

Return After Taxes on Distributions and
Sale of Fund Shares(2)	15.49%	0.30%

MSCI EAFE	38.59%	(1.00)%

(1)	The Fund’s Class A Shares start of performance date was February 9, 1999.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I

Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I

Management Fee(2)	1.00%

Distribution (12b-1) Fee	None

Shareholder Services Fee(3)	0.25%

Other Expenses(4)	0.38%

Total Annual Fund Operating Expenses	1.63%

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30,2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, shareholder services provider and portfolio accountant expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2005.
	Total Waivers of Fund Expenses	0.17%
	Total Actual Annual Fund Operating Expenses (after waivers)(5)	1.46%
(2)	The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.99% for the fiscal year ending April 30, 2005.
(3)	A portion of the shareholder services fee for the Fund’s Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund’s Institutional I Shares(after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2005.
(4)	A portion of the portfolio accounting fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.37% for the fiscal year ending April 30, 2005.
(5)	The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund’s Institutional I Shares was 1.68% for the period ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I	$166	$514	$887	$1,933

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Principal Securities of the Funds

Stock Funds

The principal securities of each of the Funds listed below (each, a “Stock Fund,” and collectively, the “Stock Funds”) are marked with an “X”.

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		Small	Small	Mid	Mid	Multi	Large	Large		Large
	International	Cap	Cap	Cap	Cap	Cap	Cap	Cap	Equity	Cap	Equity
	Equity	Growth	Stock	Growth	Stock	Growth	Growth	Stock	Index	Value	Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Equity Securities	X	X	X	X	X	X	X	X	X	X	X

Common Stocks	X	X	X	X	X	X	X	X	X	X	X

Preferred Stocks	X	X	X	X	X	X	X	X		X	X

Convertible Securities	X		X	X		X	X				X

Foreign Securities	X	X

Derivative Contracts	X

Futures Contracts	X

Securities Lending	X	X	X	X	X	X	X	X	X	X	X

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Balanced Funds

The principal securities of each of the Funds listed below (each, a “Balanced Fund,” and collectively, the “Balanced Funds”) are marked with an “X”.

	Social Balanced Fund	Balanced Fund

Equity Securities	X	X

Common Stocks	X	X

Fixed Income Securities	X	X

Treasury Securities	X	X

Agency Securities	X	X

Corporate Debt Securities	X	X

Securities Lending	X	X

Bond Funds

The principal securities of each of the Funds listed below (each, a “Bond Fund,” and collectively, the “Bond Funds”) are marked with an “X”.

Short
	Intermediate-		Short-Term	Maryland	Pennsylvania	New York	US	Duration
	Term Bond	Income	Corporate	Municipal	Municipal	Municipal	Government	Government
	Fund	Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund

Fixed Income Securities	X	X	X	X	X	X	X	X

Treasury Securities	X	X	X				X	X

Agency Securities	X	X	X				X	X

Corporate Debt Securities	X	X	X				X	X

Mortgage Backed Securities	X	X	X				X	X

Asset Backed Securities	X	X	X				X	X

Tax-Exempt Securities				X	X	X

General Obligation Bonds				X	X	X

Special Revenue Bonds				X	X	X

Tax Increment Financing Bonds				X	X	X

Municipal Notes				X	X	X

Variable Rate Demand Instruments X		X	X	X	X	X	X	X

Securities Lending	X	X	X	X	X	X	X	X

Money Market Funds

The principal securities of each of the Funds listed below (each, a “Money Market Fund,” and collectively, the “Money Market Funds”) are marked with an “X”.

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	Money	Prime	Tax-Free	US Government	US Treasury	Pennsylvania Tax	New York Tax
	Market	Money Market	Money Market	Money Market	Money Market	Free Money	Free Money
	Fund	Fund	Fund	Fund	Fund	Market Fund	Market Fund

Fixed Income Securities	X	X	X	X	X	X	X

Treasury Securities	X	X		X	X

Agency Securities	X			X

Corporate Debt Securities	X

Commercial Paper	X

Tax-exempt Securities			X			X	X

General Obligation Bonds			X			X	X

Special Revenue Bonds			X			X	X

Tax Increment Financing Bonds			X			X	X

Municipal Notes			X			X	X

Variable Rate Demand Instruments	X		X			X	X

Repurchase Agreements	X	X		X	X

Securities Lending	X	X	X	X	X	X	X

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Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information.

Equity Securities

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, Large Cap Growth Fund and Equity Income Fund treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

International Equity Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Securities Lending

The Funds may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, the Fund receives cash or illiquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Investing in Securities of Other Investment Companies

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A Fund may invest their assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.

The shares of ETFs are listed and traded on stock exchanges at market prices. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.

Pursuant to an SEC exemptive order, each of the Funds are permitted to invest in shares of the Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

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Other Investment Strategies

Portfolio Turnover (Stock and Bond Funds only)

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

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The Funds (except the Money Market Funds and the Equity Index Fund) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

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Investment Ratings for Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

Risks of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Risks Associated With Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

New York Investment Risks

New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund’s portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Sub-Advisor attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Social Investment Risk

Social Balanced Fund’s social screens could cause it to underperform similar funds that do not have social policies. Among the reasons for this is that stocks that do not meet the social criteria could outperform those that do.

In addition, Social Balanced Fund’s management may forego certain investments for social reasons when it would otherwise be advantageous to make the investment.

Tracking Error Risk

Factors such as the Equity Index Fund’s expenses, imperfect correlation between the fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risk

Social Balanced Fund and Balanced Fund are subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Exchange-Traded Funds

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An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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How Are Shares Priced?

The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance, and which an investor bears directly or indirectly as a shareholder. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares as shown in the chart below. These Share classes are not subject to a front-end or contingent deferred sales charge. Contact your financial intermediary or call the MTB Group of Funds (MTB Funds) at 800-836-2211 for more information about Class A Shares, Class B Shares and Class C Shares.

	INSTITUTIONAL	INSTITUTIONAL I	INSTITUTIONAL II	CLASS S
FUND	SHARES	SHARES	SHARES	SHARES

U.S. Treasury Money
Market
Money Market	X	X	X	X

Prime Money Market	X

U.S. Government
Money Market		X	X
New York Tax-Free
Money Market
Pennsylvania Tax-Free
Money Market
Tax-Free Money Market

Bond, Balanced, and
Stock Funds		X

Each Money Market Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. As noted below, the Money Market Funds’ NAV is calculated twice each day that the New York Stock Exchange (NYSE) and Federal Reserve Board is open for business.

The NAV of Shares of the Bond, Balanced, and Stock Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the New York Stock Exchange (NYSE), which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund valued foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds’ Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

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The following table shows at what times the Funds calculate their NAV:

FUND	NAV CALCULATED (EASTERN TIME)

U.S. Treasury Money Market
U.S.Government Money Market	3:00 p.m. and
Money Market	NYSE Close
Prime Money Market

New York Tax-Free Money Market
Pennsylvania Tax-Free Money Market	11:00 a.m. and
Tax-Free Money Market	NYSE Close

All Other Funds	NYSE Close

How to Purchase, Redeem, and Exchange Shares

For information about investing in Class S Shares of the Funds, please see “Information About Sweep Accounts” in this prospectus.

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When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Funds. Subject to daily cutoff times, your order will be processed at the next calculated NAV after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

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Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

By Phone
MTB Funds 800-836-2211

The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time. Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection. Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Placing transactions over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephonic instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

By Mail

MTB Group of Funds
2875 Union Road
Suite 30-33
Cheektowaga, NY 14227

By Federal Reserve System Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

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ABA Number: 011000028

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Attn: (MTB Fund Name)
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Further Credit To: (Account name and number)

Purchasing Shares

To purchase Shares of a Fund for the first time, complete and sign a new account application, selecting one of the Payment Methods below. Mail your application to MTB Funds to establish your new account.

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MINIMUM INITIAL INVESTMENT AMOUNT

Institutional Shares	$100,000 *

Institutional I Shares	$100,000 *

Social Balanced Fund	$50,000

Institutional II Shares	$1 million

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*The required minimum subsequent investment amount is $150,000 within six months.

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The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An investor’s minimum investment will be calculated by combining all accounts it maintains with the Funds provided the investor identifies its other Fund accounts at the time of investment.

Employees of M&T Bank and its affiliates are exempt from the minimums stated above.

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Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class S Shares, this is subject to the status of the Sweep Account). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares. Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Make your check payable to (Name of the Fund and Class of Shares) and mail it to MTB Funds along with your application. Current shareholders can purchase additional Shares by sending a check to MTB Funds accompanied by purchase instructions.

Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

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The Funds do not accept cash, money orders, credit cards, travelers checks, counter checks, or third party checks (checks made payable to a third party and endorsed over to MTB Funds).

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By Federal Reserve System Wire

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Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing

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Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

	Your Purchase		Your Purchase
	Request in		Request in
	Proper Order/		Proper Order and
	Federal Funds		Federal Funds
	Received Before:		Received After:
FUND TYPE	(Eastern time)	Results in:	(Eastern time)	Results in:

Tax-Free Money	11:00 a.m.	Dividends earned	11:00 a.m., but	Dividends earned
Market Funds		that day	before NYSE Close	beginning next day

Taxable Money	3:00 p.m.	Dividends earned	3:00 p.m., but	Dividends earned
Market Funds		that day	before NYSE Close	beginning next day

Bond, Balanced and	NYSE Close	Receive that day’s	NYSE Close	Receive next
Stock Funds		closing NAV		calculated NAV

By ACH

Once your account is established, transfer money via ACH from your checking or NOW deposit account to your Fund account. Since ACH transfers overnight, you will not begin earning dividends until the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1000 or more through automatic deductions from your checking or NOW deposit account. To sign up for this program, please call MTB Funds for an application.

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Employees of M&T Bank and its affiliates are exempt from any minimum investment amount.

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Redeeming Shares

To redeem shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Phone

Call MTB Funds. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call MTB Funds for authorization forms.

By Mail

Send your written request to MTB Funds.

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

	Your Redemption		Your Redemption
	Request in		Request in
	Proper Order		Proper Order
	Received Before:		Received After:
FUND TYPE/NAME	(Eastern time)	Results in:	(Eastern time)	Results in:

Tax-Free Money	11:00 a.m.	Same day wire	11:00 a.m., but	Next day wire
Market Funds			before NYSE Close
		No dividends		Dividends earned
		earned that day		that day

No dividends
earned next day

Taxable Money	3:00 p.m.	Same day wire	3:00 p.m., but	Next day wire
Market Funds			before NYSE Close
		No dividends		Dividends earned
		earned that day		that day

No dividends
earned next day

Bond, Balanced and	NYSE Close	Receive that day’s	NYSE Close	Receive next
Stock Funds		closing NAV		calculated NAV

		Next day wire		Second day wire

By ACH

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You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day’s closing NAV and any dividends earned that day. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

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Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call MTB Funds.

Additional Conditions

Signature Guarantees

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You must have a signature guarantee (Stamp 2000 Medallion Guarantee) on written redemption requests:

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  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds are normally transmitted within one business day (or sooner, as described under “Payment Options”) after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

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You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

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In order to exchange Shares you must submit your request in proper form and:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account in the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

By Phone

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To request an exchange, and for additional information about the exchange privilege, call MTB Funds. Below is a chart that shows the cutoff times for processing Fund exchanges and what it means to you.

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	Your Exchange		Your Exchange
	Request in		Request in
	Proper Order		Proper Order
	Received Before:		Received After:
Fund Type	(Eastern time)	Results in:	(Eastern time)	Results in:

Money Market Funds	3:00 p.m.	Same day	3:00 p.m.	Next day exchange
exchange

All Other Funds	NYSE Close	Same day	NYSE Close	Next day exchange
exchange

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You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call MTB Funds for authorization forms.

By Mail

Send your written request to MTB Funds.

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call MTB Funds.

Information About Sweep Accounts

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Institutional Shares, Institutional I Shares and Institutional II Shares are not eligible for sweep accounts.

Class S Shares Only

If you invest in Class S Shares through a sweep account you will receive sweep account materials describing the various features and operations of the sweep account from M&T Bank, as well as account opening forms. The sweep account materials should be reviewed in conjunction with this prospectus.

Abusive Trading Practices

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In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. Accordingly, the Funds’ management or Advisor may determine from the amount, frequency and pattern of transactions that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are suspected. This policy is uniformly applied. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

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Account And Share Information

Corporate Resolutions

Corporations, trusts, and institutional organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations And Account Statements

Except with respect to the Money Market Funds, you will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Money Market Funds send quarterly statements in lieu of share actvity confirmations, unless there is activity in the account, in which case a monthly statement is sent. Shareholders of all other Funds also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, the Maryland Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Online Transactions

Shareholders of the Money Market Funds can purchase, redeem or exchange Shares on-line by signing up for the M&T Online Trading Service. For more information, contact MTB Funds.

Distribution of Fund Shares

Except for Class S Shares, the Fund’s Distributor markets the Shares described in this prospectus to corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers’ accounts, directly or through a financial intermediary that has an agreement with the Distributor.

The Fund’s Distributor markets the Class S Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as sweep accounts.

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When the Distributor receives marketing fees it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

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The Advisor and its affiliates may pay out of their reasonable resources and profits other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares.

Rule 12B-1 Plans (Institutional Shares, Institutional II Shares and Class S Shares Only)

The Funds have adopted a Rule 12b-1 Plan on behalf of Institutional Shares, Institutional II Shares and Class S Shares, which allows them to pay marketing fees to the Distributor for the sale and distribution of each Fund’s Shares. The Distributor may pay these fees to financial intermediaries, including the Advisor and its affiliates. The Distributor may voluntarily waive or reduce its fees. Because these Shares may pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services Plans (Institutional Shares, Institutional I Shares and Class S Shares Only)

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The Funds have adopted a Shareholder Services Plan on behalf of Institutional Shares, Institutional I Shares and Class S Shares, which is administered by Federated Services Company. M&T Securities, Inc. (M&T Securities) and other financial intermediaries are entitled to receive a shareholder services fee for acting as a shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

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Dividends and Capital Gains

DIVIDENDS DECLARED/
FUND	DIVIDENDS PAID

International Equity Fund, Small Cap Growth Fund
Multi Cap Growth Fund	Annually/Annually

Small Cap Stock Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund, Large Cap Growth Fund,
Large Cap Stock Fund, Equity Index Fund,
Large Cap Value Fund, Social Balanced Fund,
Balanced Fund	Quarterly/Quarterly

Equity Income Fund	Monthly/Monthly

Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Prime Money Market Fund, Pennsylvania Tax-
Free Money Market Fund, Tax-Free Money
Market Fund, New York Tax-Free Money
Market Fund, U.S. Government
Money Market Fund, U.S. Treasury
Money Market Fund	Daily/Monthly

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Tax Information

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds’ distributions are expected to be as follows:

DISTRIBUTIONS ARE EXPECTED
FUND	TO BE PRIMARILY:

International Equity Fund, Small Cap Growth
Fund, Small Cap Stock Fund, Mid Cap Growth
Fund, Mid Cap Stock Fund, Multi Cap Growth
Fund, Large Cap Growth Fund, Large Cap
Stock Fund, Equity Index Fund	Capital Gains

Large Cap Value Fund, Equity Income Fund,
Social Balanced Fund, Balanced Fund	Dividends and Capital Gains

Intermediate-Term Bond Fund, Income Fund,
Short-Term Corporate Bond Fund, Maryland
Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
U.S. Government Bond Fund, Short Duration
Government Bond Fund, Money Market Fund,
Prime Money Market Fund, Pennsylvania Tax-Free
Money Market Fund, Tax-Free Money Market Fund,
New York Tax-Free Money Market Fund,
U.S. Government Money Market Fund,
U.S. Treasury Money Market Fund	Dividends

It is anticipated that distributions for Maryland Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Fund’s dividends will be exempt from Maryland, New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from Maryland, New York or Pennsylvania personal income taxes, respectively.

Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (“MTBIA”), a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.

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M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2004, M&T Bank Corporation had over $22 billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of March 31, 2004 it managed approximately $10.4 billion in net assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

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For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND	ADVISORY FEE

International Equity Fund	1.00%

Small Cap Growth Fund	0.85%

Small Cap Stock Fund	0.85%

Mid Cap Growth Fund	0.85%

Mid Cap Stock Fund	0.85%

Multi Cap Growth Fund	0.70%

Large Cap Growth Fund	0.85%

Large Cap Stock Fund	0.85%

Equity Index Fund	0.20%

Large Cap Value Fund	0.70%

Equity Income Fund	0.70%

Social Balanced Fund	0.70%

Balanced Fund	0.65%

Intermediate-Term Bond Fund	0.70%

Income Fund	0.60%

Short-Term Corporate Bond Fund	0.70%

Maryland Municipal Bond Fund	0.70%

Pennsylvania Municipal Bond Fund	0.70%

New York Municipal Bond Fund	0.70%

U.S. Government Bond Fund	0.70%

Short Duration Government Bond Fund	0.60%

Prime Money Market Fund	0.50%

Money Market Fund	0.50%

Tax-Free Money Market Fund	0.50%

Pennsylvania Tax-Free Money Market Fund	0.50%

New York Tax-Free Money Market Fund	0.50%

U.S. Government Money Market Fund	0.50%

U.S. Treasury Money Market Fund	0.50%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA’s affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of 0.04% of the Funds’ average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Institutional Shares, Institutional I Shares and Class S Shares for shareholder services and up to 0.25% of average daily net assets of the Funds’ Institutional II Shares, Institutional Shares and Class S Shares for distribution services provided to the Funds.

Sub-Advisors

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The Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except MTB Money Market Fund. The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

UBS Global Asset Management (Americas) Inc. (UBS) sub-advises International Equity Fund. An investment management team at UBS is responsible for the day-to-day management of International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry. As of March 31, 2004, UBS Global Asset Management Division had approximately $475 billion in assets under management worldwide. UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

LSV Asset Management (LSV) sub-advises the value equity portion of the Small Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2003, LSV oversaw approximately $18 billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV’s team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portion of Small Cap Stock Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund.

Mazama Capital Management, Inc. (Mazama) sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2003, Mazama oversaw approximately $3.3 billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors. Mazama’s team of portfolio managers, who are supported by specialized fundamental research analysts, manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of such portfolio securities, and maintains the Fund’s records relating to such purchases and sales.

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Independence Investment LLC (Independence) sub-advises Mid Cap Stock Fund. Independence is a registered investment advisor founded in 1982, and is a subsidiary of John Hancock Financial. As of December 31, 2003, Independence and its subsidiaries managed approximately $10.2 billion in assets. Independence’s investment team is responsible for the day-to-day management of Mid Cap Stock Fund. Independence provides prudent, structured decision making from a recognized institutional money manager; a dedicated research group including both fundamental and quantitative analysts; and a goal of consistent performance and controlling risk.

Portfolio Managers

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FUND	MANAGER(S)

International Equity Fund	UBS Global Asset Management (Americas),
Inc. – global equity investment
management team

Small Cap Growth Fund	James Thorne

Small Cap Stock Fund	LSV Asset Management team (value portion)
Mazama Capital Management, Inc. team
(growth portion)

Mid Cap Growth Fund	Allen J. Ashcroft, Jr.
Mark Schultz

Mid Cap Stock Fund	Independence Investment LLC team

Multi Cap Growth Fund	Thomas D. DeHudy

Large Cap Growth Fund	Allen J. Ashcroft, Jr.
Byron J. Grimes II

Large Cap Stock Fund	Thomas R. Pierce
Mark Schultz

Equity Index Fund	Peter C. Hastings
Clarence W. Woods, Jr.

Large Cap Value Fund	Clyde L. Randall II
Barbara L. Rishel

Equity Income Fund	Clyde L. Randall II
Barbara L. Rishel

Social Balanced Fund	Allen J. Ashcroft, Jr.
James M. Hannan

Balanced Fund	Allen J. Ashcroft, Jr.
James M. Hannan

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FUND	MANAGER(S)

Intermediate-Term Bond Fund	Colleen M. Marsh
Wilmer C. Stith III

Income Fund	James M. Hannan
Wilmer C. Stith III

Short-Term Corporate Bond Fund	Wilmer C. Stith III

Maryland Municipal Bond Fund	Susan L. Schnaars

Pennsylvania Municipal Bond Fund	Colleen M. Marsh
Susan L. Schnaars

New York Municipal Bond Fund	Mark Tompkins

U.S. Government Bond Fund	James M. Hannan
Wilmer C. Stith III

Short Duration Government Bond Fund	James M. Hannan
Robert J. Truesdell

Prime Money Market Fund	Kim Rogers

Money Market Fund	Kim Rogers

Tax-Free Money Market Fund	Kimberley M. Slough

Pennsylvania Tax-Free Money Market Fund	Kimberley M. Slough

New York Tax-Free Money Market Fund	Kimberley M. Slough

U.S. Government Money Market Fund	Kim Rogers

U.S. Treasury Money Market Fund	Kim Rogers

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Allen J. Ashcroft, Jr. has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 21 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

Thomas D. DeHudy has been a Vice President and Portfolio Manager of MTBIA since 2001. In addition to his portfolio management duties, Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He was an analyst with Lord, Abbett & Co. from 1999 until he joined MTBIA. Prior to that, he was a portfolio manager and analyst with Howard Hughes Medical Institute, which he joined in 1989. Mr. DeHudy has more than 20 years of experience in investment research. He is a CFA Charterholder and earned his M.P.P. from the University of Michigan.

Byron J. Grimes II, has been the Managing Director of Equity Portfolio Management and a Senior Portfolio Manager of MTBIA since April 2004. Prior to joining MTBIA, Mr. Grimes served as the Chief Investment Officer of Citizens Investment Services Group, a division of Citizens Bank of Providence, Rhode Island. He has 31 years experience in investment research and portfolio management. Mr. Grimes holds a B.A. degree from Centre College in Danville, Kentucky. He is a CFA Charterholder.

James M. Hannan is responsible for several separately managed institutional portfolios in addition to his portfolio management duties. Mr. Hannan has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a Vice President of Allfirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 16 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Peter C. Hastings has been a Vice President and Portfolio Manager of MTBIA since 1997. He earned his B.A. from Dickinson College and is a CFA Charterholder. Mr. Hastings has more than 7 years of experience in the investment industry.

Colleen M. Marsh has been a Vice President and Fixed Income Portfolio Manager of MTBIA since April 2003. In addition to her portfolio management duties, she serves on MTBIA’s Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Ms. Marsh has also been Vice President of M&T Bank since October 2000. Prior to joining M&T Bank in October 2000, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone Financial Bank, N.A. and managed funds and portfolios in its Trust Department from 1985 until Keystone was acquired by M&T Bank in October 2000. Ms. Marsh has a B.S. in Business Economics from Bloomsburg University.

Thomas R. Pierce is an Administrative Vice President and has been with M&T Bank since January 1995. He has been a Vice President and Portfolio Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a CFA Charterholder. He has a B.A. in Economics from Washington University and an M.B.A. from the University of Chicago.

Clyde L. Randall II has been a Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. He has more than 15 years of experience in investment research and equity analysis. He earned his B.A. from the University of Vermont, and is a CFA Charterholder.

Barbara L. Rishel has been a Vice President and Portfolio Manager of MTBIA since 2001. In addition to her portfolio management duties, she is also an equity analyst. Ms. Rishel was a research analyst for The Adams Express Co. from 1997 until she joined MTBIA. She has more than 16 years of experience in the investment industry. She earned both her B.S. and M.B.A. from the University of Baltimore.

Kim Rogers has been a Vice President and Portfolio Manager of MTBIA since April 2003. She is responsible for portfolio analysis and the trading of money market instruments for MTB Funds’ taxable money market funds, as well as the management of short-term fixed income and balanced accounts. Ms. Rogers joined M&T Bank in December 1993 from Capital Research and Management Co. in Los Angeles, CA, where as an analyst she researched and monitored commercial paper credits in compliance with the SEC’s Rule 2a-7 Amendment. Ms. Rogers earned her B.A. from Smith College, Northampton, MA.

Susan L. Schnaars is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 13 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Schultz has been a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA Charterholder and received his doctorate in politics from the University of Oxford.

Kimberley M. Slough has been an Assistant Vice President, Portfolio Manager, and Credit Analyst of MTBIA since April 2003. She first joined M&T Bank in 1993, and is responsible for managing MTB Funds’ non-taxable money market funds, as well as the analysis of corporate, agency, and municipal debt issuers for purchase in all MTB money market funds, bond funds, and other accounts. Ms. Slough holds a B.S. from SUNY and Fredonia and earned her M.B.A. from Canisius College.

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Mark Stevenson is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Martindale Andres & Company since 1990, where he managed retirement plan and personal trust assets for the clients of Martindale. He is a holder of the right to use the Chartered Financial Analyst designation (CFA Charterholder) and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

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Wilmer C. Stith III has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages separate account money market-style accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 11 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

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James Thorne has been a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994, Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics in the fields of Finance and Industrial Organization from York University in June 1993.

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Mark Tompkins has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and an M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

Robert J. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and is an Administrative Vice President of M&T Bank, which he joined as Vice President and Fixed Income Manager in 1988. He has supervised the management of U.S.Government Bond Fund since its inception. Mr. Truesdell also oversees the MTB Money Market Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

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Clarence W. Woods, Jr. has been a Vice President and Portfolio Manager of, and Chief Equity Trader for, MTBIA since 1996. In addition to his portfolio management duties, he heads the equity-trading unit. Prior to joining MTBIA, he was a Vice President and Chief Equity Trader with Mercantile Safe Deposit & Trust Company in Baltimore, MD, where he managed the Equity Trading Department. Mr. Woods has more than 18 years experience in the investment industry.

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund’s Institutional Shares, Institutional I Shares, Institutional II Shares and Class S Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

MTB Small Cap Stock Fund and MTB International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the “accounting survivor.” The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

MTB Large Cap Stock Fund, MTB Equity Index Fund, MTB Equity Income Fund, MTB Mid Cap Growth Fund, MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Balanced Fund, MTB Social Balanced Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Short-Term Corporate Bond Fund, MTB Maryland Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (the “ARK Survivors”) acquired one or more corresponding portfolios of the ARK Funds in a tax free reorganization on August 15, 2003 or August 22, 2003. One designated ARK Fund was deemed the “accounting survivor.” The following financial information incorporates the operations of these funds as portfolios of the ARK Funds prior to August 15, 2003 or August 22, 2003. The financial information for the ARK Survivors for the periods prior to August 15, 2003 or August 22, 2003 has been audited by KPMG LLP.

The information for the MTB Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2004 Annual Report of the Trust.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
						Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

U.S. Treasury Money Market Fund
Class S Shares
2000	$1.00	0.04	(0.04)	$1.00	4.45%	0.83%	4.36%	0.08%	$20,704

2001	$1.00	0.05	(0.05)	$1.00	5.34%	0.84%	5.26%	0.09%	$21,070

2002	$1.00	0.02	(0.02)	$1.00	2.12%	0.84%	2.03%	0.09%	$26,138

2003	$1.00	0.01	(0.01)	$1.00	0.68%	0.86%	0.70%	0.09%	$18,011

2004	$1.00	0.002(c)	(0.002)	$1.00	0.22%	0.77%	0.22%	0.32%	$16,013

U.S. Treasury Money Market Fund
Institutional I Shares
2004(d)	$1.00	0.003(c)	(0.003)	$1.00	0.33%	0.47%(e)	0.47%(e)	0.43%(e)	$288,113

U.S. Treasury Money Market Fund
Institutional II Shares
2004(d)	$1.00	0.003(c)	(0.003)	$1.00	0.28%	0.54%(e)	0.40%(e)	0.36%(e)	$353,773

U.S. Government Money Market Fund
Institutional I Shares
2000	$1.00	0.05	(0.05)	$1.00	5.16%	0.41%	5.05%	0.59%	$1,414,772

2001	$1.00	0.06	(0.06)	$1.00	6.00%	0.40%	5.82%	0.58%	$1,243,512

2002	$1.00	0.03	(0.03)	$1.00	2.63%	0.42%	2.56%	0.60%	$1,327,751

2003	$1.00	0.01	(0.01)	$1.00	1.25%	0.43%	1.26%	0.56%	$1,232,568

2004	$1.00	0.007(c)	(0.007)	$1.00	0.69%	0.42%	0.69%	0.37%	$1,255,603

U.S. Government Money Market Fund
Institutional II Shares
2000	$1.00	0.05	(0.05)	$1.00	5.08%	0.48%	4.91%	0.59%	$84,503

2001	$1.00	0.06	(0.06)	$1.00	5.92%	0.47%	5.69%	0.58%	$166,335

2002	$1.00	0.02	(0.02)	$1.00	2.55%	0.49%	2.35%	0.60%	$262,495

2003	$1.00	0.01	(0.01)	$1.00	1.18%	0.50%	1.17%	0.56%	$259,017

2004	$1.00	0.006(c)	(0.006)	$1.00	0.62%	0.48%	0.59%	0.38%	$1,434,300

Tax-Free Money Market Fund
Institutional I Shares
2000	$1.00	0.03	(0.03)	$1.00	3.17%	0.37%	3.12%	0.60%	$63,666

2001	$1.00	0.04	(0.04)	$1.00	3.73%	0.36%	3.67%	0.59%	$62,052

2002	$1.00	0.02	(0.02)	$1.00	1.77%	0.37%	1.73%	0.61%	$69,275

2003	$1.00	0.01	(0.01)	$1.00	1.00%	0.39%	0.99%	0.60%	$96,729

2004	$1.00	0.006	(0.006)	$1.00	0.62%	0.40%	0.62%	0.42%	$49,491

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Based on average shares oustanding.
(d)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

Tax-Free Money Market Fund
Institutional II Shares
2000	$1.00	0.03	–	–	(0.03)	–	(0.03)	$1.00	3.10%	0.44%	3.04%	0.60%	$35,256

2001	$1.00	0.04	–	–	(0.04)	–	(0.04)	$1.00	3.66%	0.43%	3.53%	0.59%	$43,993

2002	$1.00	0.02	–	–	(0.02)	–	(0.02)	$1.00	1.70%	0.44%	1.74%	0.61%	$32,358

2003	$1.00	0.01	–	–	(0.01)	–	(0.01)	$1.00	0.93%	0.46%	0.92%	0.61%	$48,218

2004	$1.00	0.005	–	–	(0.005)	–	(0.005)	$1.00	0.55%	0.47%	0.54%	0.36%	$51,614

Money Market Fund
Class S Shares
2000	$1.00	0.05	–	–	(0.05)	–	(0.05)	$1.00	4.69%	0.88%	4.71%	0.05%	$48,760

2001	$1.00	0.05	–	–	(0.05)	–	(0.05)	$1.00	5.59%	0.89%	5.48%	0.05%	$61,450

2002	$1.00	0.02	–	–	(0.02)	–	(0.02)	$1.00	2.13%	0.98%	1.96%	0.17%	$112,156

2003	$1.00	0.01	–	–	(0.01)	(0.00)(c)	(0.01)	$1.00	0.61%	1.00%	0.63%	0.20%	$81,002

2004	$1.00	0.002	–	–	(0.002)	–	(0.002)	$1.00	0.18%	0.94%	0.18%	0.24%	$53,238

Money Market Fund
Institutional Shares
2002(d)	$1.00	0.01	–	–	(0.01)	–	(0.01)	$1.00	1.19%	0.61%(e)	1.55%(e)	0.36%(e)	$2,805

2003	$1.00	0.01	–	–	(0.01)	(0.00)(c)	(0.01)	$1.00	1.02%	0.60%	0.99%	0.35%	$2,757

2004	$1.00	0.005	–	–	(0.005)	–	(0.005)	$1.00	0.51%	0.61%	0.50%	0.51%	$3,242

Money Market Fund
Institutional I Shares
2004(f)	$1.00	0.006	–	–	(0.006)	–	(0.006)	$1.00	0.48%	0.42%(e)	0.69%(e)	0.51%(e)	$698,792

Money Market Fund
Institutional II Shares
2004(f)	$1.00	0.004	–	–	(0.004)	–	(0.004)	$1.00	0.43%	0.49%(e)	0.62%(e)	0.44%(e)	$359,579

Prime Money Market Fund
Institutional Shares
1999(g)	$1.00	0.05	(0.00)(c)	0.05	(0.05)	–	(0.05)	$1.00	4.80%	0.49%	4.68%	0.80%	$261,561

2000(g)	$1.00	0.05	(0.00)(c)	0.05	(0.05)	–	(0.05)	$1.00	5.46%	0.47%	5.34%	0.70%	$282,014

2001(h)(i)	$1.00	0.05	–	0.05	(0.05)	–	(0.05)	$1.00	4.81%	0.53%(e)	5.76%(e)	0.21%(e)	$186,013

2002	$1.00	0.03	–	0.03	(0.03)	–	(0.03)	$1.00	2.63%	0.41%	2.54%	0.30%	$218,819

2003	$1.00	0.01	–	0.01	(0.01)	(0.00)(c)	(0.01)	$1.00	1.21%	0.40%	1.20%	0.30%	$248,812

2004	$1.00	0.007	–	0.007	(0.007)	–	(0.007)	$1.00	0.68%	0.42%	0.66%	0.63%	$249,771

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Represents less than $0.01.
(d)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002
(e)	Computed on an annualized basis.
(f)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(g)	Reflects operations for the year ended June 30.
(h)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.
(i)	Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

New York Tax-Free Money Market Fund
Institutional I Shares
2004(c)	$1.00	0.002	0.000(d)	0.002	(0.002)	–	(0.002)	$1.00	0.23%	0.64%(e)	0.41%(e)	0.26%(e)	$35,853	–

Pennsylvania Tax-Free Money Market Fund
Institutional I Shares
2002(f)	$1.00	0.02	–	0.02	(0.02)	–	(0.02)	$1.00	1.54%	0.57%	1.51%	0.19%	$24,051	–

2003	$1.00	0.01	–	0.01	(0.01)	–	(0.01)	$1.00	0.86%	0.58%	0.88%	0.43%	$13,453	–

2004	$1.00	0.004	–	0.004	(0.004)	–	(0.004)	$1.00	0.45%	0.59%	0.44%	0.65%	$15,361	–

Pennsylvania Tax-Free Money Market Fund
Institutional II Shares
2002(g)	$1.00	0.01	–	0.01	(0.01)	–	(0.01)	$1.00	1.46%	0.57%(e)	1.45%(e)	0.29%(e)	$2,068	–

2003	$1.00	0.01	–	0.01	(0.01)	–	(0.01)	$1.00	0.86%	0.58%	0.83%	0.73%	$3,439	–

2004	$1.00	0.004	–	0.004	(0.004)	–	(0.004)	$1.00	0.44%	0.53%	0.54%	0.72%	$671	–

Short Duration Government Bond Fund
Institutional I Shares
1999(h)	$9.96	0.54	(0.13)	0.41	(0.54)	(0.00)(i)	(0.54)	$9.83	4.25%	0.59%	5.51%	1.03%	$52,041	519%

2000(h)	$9.83	0.55	(0.14)	0.41	(0.55)	–	(0.55)	$9.69	4.31%	0.61%	5.77%	0.94%	$73,140	237%

2001(j)(k)	$9.69	0.50	0.11	0.61	(0.49)	–	(0.49)	$9.81	6.47%	0.71%(e)	6.05%(e)	0.21%(e)	$56,282	158%

2002	$9.81	0.62(l)	(0.06)(l)	0.56	(0.57)	–	(0.57)	$9.80	5.87%	0.63%	4.55%(l)	0.27%	$89,014	89%

2003	$9.80	0.33(m)	0.16	0.49	(0.44)	–	(0.44)	$9.85	5.05%	0.69%	3.33%	0.40%	$117,333	96%

2004	$9.85	0.25	(0.19)	0.06	(0.24)	–	(0.24)	$9.67	0.66%	0.71%	2.06%	0.37%	$199,792	125%

Short-Term Corporate Bond Fund
Institutional I Shares
2000	$9.94	0.50	(0.30)	0.20	(0.50)	(0.01)	(0.51)	$9.63	2.01%	0.97%	5.09%	0.14%	$92,185	66%

2001	$9.63	0.55	0.36	0.91	(0.55)	–	(0.55)	$9.99	9.70%	0.97%	5.52%	0.14%	$76,090	107%

2002	$9.99	0.45	(0.19)	0.26	(0.45)	–	(0.45)	$9.80	2.65%	0.97%	4.54%	0.16%	$71,193	79%

2003	$9.80	0.34	0.19	0.53	(0.35)	–	(0.35)	$9.98	5.44%	1.00%	3.49%	0.16%	$59,765	170%

2004	$9.98	0.24	(0.11)	0.13	(0.24)	–	(0.24)	$9.87	1.31%	1.04%	2.36%	0.18%	$82,154	99%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Represents less than $0.001.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the period from May 1, 2001 (date of initial public investment) to April 30, 2002.
(g)	Reflects operations for the period from May 11, 2001 (date of initial public investment) to April 30, 2002.
(h)	Reflects operations for the year ended June 30.
(i)	Represents less than $0.01.
(j)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.
(k)	Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(l)	Effective May 1, 2001, the Short Duration Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, decrease net realized gain/loss per share by $0.05 and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
(m)	Based on average shares outstanding.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

U.S. Government Bond Fund
Institutional I Shares
2004(c)	$ 9.56	0.29(d)	(0.06)	0.23	(0.28)	(0.00)(e)	(0.28)	$ 9.51	2.44%	0.94%(f)	3.17%(f)	0.21%(f)	$149,744	64%

New York Municipal Bond Fund
Institutional I Shares
2004(c)	$10.45	0.26	0.10	0.36	(0.26)	(0.09)	(0.35)	$10.46	3.39%	0.87%(f)	3.68%(f)	0.33%(f)	$ 27,293	40%

Pennsylvania Municipal Bond Fund
Institutional I Shares
2000	$10.23	0.42	(0.81)	(0.39)	(0.42)	(0.04)	(0.46)	$ 9.38	(3.88)%	0.96%	4.32%	0.04%	$160,664	31%

2001	$ 9.38	0.42	0.43	0.85	(0.42)	–	(0.42)	$ 9.81	9.25%	0.96%	4.38%	0.04%	$160,833	26%

2002	$ 9.81	0.42	0.27	0.69	(0.42)	–	(0.42)	$10.08	7.18%	0.95%	4.22%	0.05%	$160,333	16%

2003	$10.08	0.41	0.38	0.79	(0.41)	–	(0.41)	$10.46	7.96%	0.99%	3.97%	–	$158,648	12%

2004	$10.46	0.39	(0.26)	0.13	(0.39)	–	(0.39)	$10.20	1.21%	0.98%	3.79%	0.12%	$190,805	11%

Maryland Municipal Bond Fund
Institutional I Shares
2000	$10.21	0.44	(0.69)	(0.25)	(0.44)	(0.04)	(0.48)	$9.48	(2.37)%	0.81%	4.57%	0.19%	$ 87,845	24%

2001	$ 9.48	0.44	0.43	0.87	(0.44)	–	(0.44)	$9.91	9.34%	0.81%	4.50%	0.19%	$ 90,210	29%

2002	$ 9.91	0.43	0.18	0.61	(0.43)	–	(0.43)	$10.09	6.27%	0.81%	4.29%	0.20%	$ 97,759	9%

2003	$10.09	0.42	0.34	0.76	(0.42)	–	(0.42)	$10.43	7.66%	0.84%	4.07%	0.17%	$100,797	18%

2004	$10.43	0.42	(0.22)	0.20	(0.41)	–	(0.41)	$10.22	1.92%	0.83%	4.02%	0.28%	$ 99,271	17%

Intermediate-Term Bond Fund
Institutional I Shares
2000	$ 9.93	0.53	(0.50)	0.03	(0.53)	(0.01)	(0.54)	$ 9.42	0.32%	0.81%	5.52%	0.15%	$114,554	29%

2001	$ 9.42	0.55	0.43	0.98	(0.55)	–	(0.55)	$ 9.85	10.72%	0.80%	5.75%	0.15%	$129,531	36%

2002	$ 9.85	0.51	(0.01)	0.50	(0.51)	–	(0.51)	$ 9.84	5.18%	0.82%	5.11%	0.15%	$130,235	83%

2003	$ 9.84	0.42	0.66	1.08	(0.42)	–	(0.42)	$10.50	11.20%	0.84%	4.14%	0.12%	$128,263	259%

2004	$10.50	0.39(d)	(0.27)	0.12	(0.43)	(0.12)	(0.55)	$10.07	1.21%	0.81%	3.76%	0.27%	$254,875	154%

Income Fund
Institutional I Shares
2000	$10.08	0.56	(0.57)	(0.01)	(0.56)	–	(0.56)	$ 9.51	(0.01)%	0.82%	5.82%	0.12%	$343,260	328%

2001	$ 9.51	0.60	0.45	1.05	(0.60)	–	(0.60)	$ 9.96	11.28%	0.82%	6.09%	0.12%	$372,036	340%

2002	$ 9.96	0.54	0.08	0.62	(0.53)	(0.02)	(0.55)	$10.03	6.33%	0.83%	5.32%	0.13%	$263,802	143%

2003	$10.03	0.43	0.54	0.97	(0.43)	–	(0.43)	$10.57	9.86%	0.85%	4.17%	0.08%	$246,639	276%

2004	$10.57	0.39	(0.31)	0.08	(0.39)	(0.26)	(0.65)	$10.00	0.81%	0.85%	3.75%	0.14%	$181,498	177%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(d)	Based on average shares outstanding.
(e)	Represents less than $0.01.
(f)	Computed on an annualized basis.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Balanced Fund
Institutional I Shares
2000	$14.64	0.28	2.90	3.18	(0.26)	(0.66)	(0.92)	$16.90	22.39%	0.90%	1.95%	0.10%	$348,332	54%

2001	$16.90	0.35	(1.48)	(1.13)	(0.35)	(0.95)	(1.30)	$14.47	(6.93)%	0.91%	2.18%	0.10%	$300,818	36%

2002	$14.47	0.26	(1.55)	(1.29)	(0.27)	–	(0.27)	$12.91	(8.98)%	0.91%	1.88%	0.10%	$248,726	50%

2003	$12.91	0.21	(1.32)	(1.11)	(0.22)	–	(0.22)	$11.58	(8.52)%	0.94%	1.80%	0.04%	$122,051	84%

2004	$11.58	0.13	1.50	1.63	(0.13)	–	(0.13)	$13.08	14.11%	0.96%	1.06%	0.13%	$118,815	66%

Social Balanced Fund
Institutional I Shares
2002(c)	$10.00	0.33	(0.21)	0.12	(0.33)	–	(0.33)	$9.79	1.18%	0.83%(d)	3.53%(d)	0.56%(d)	$2,059	260%

2003	$9.79	0.34	0.65	0.99	(0.34)	(0.00)(e)	(0.34)	$10.44	10.25%	0.87%	3.28%	2.64%	$3,267	82%

2004	$10.44	0.23(f)	0.13	0.36	(0.19)	(0.26)	(0.45)	$10.35	3.50%	1.14%	2.14%	0.71%	$3,554	87%

Equity Income Fund
Institutional I Shares
2000	$12.05	0.20	0.38	0.58	(0.20)	(0.43)	(0.63)	$12.00	5.40%	0.98%	1.83%	0.07%	$83,473	41%

2001	$12.00	0.20	0.42	0.62	(0.20)	(1.08)	(1.28)	$11.34	5.42%	0.99%	1.70%	0.07%	$78,666	21%

2002	$11.34	0.16	(0.99)	(0.83)	(0.16)	(0.05)	(0.21)	$10.30	(7.34)%	1.00%	1.52%	0.08%	$72,005	43%

2003	$10.30	0.18	(2.16)	(1.98)	(0.18)	–	(0.18)	$8.14	(19.21)%	1.02%	2.16%	0.09%	$61,427	28%

2004	$8.14	0.15	1.51	1.66	(0.14)	–	(0.14)	$9.66	20.49%	1.01%	1.58%	0.17%	$72,887	30%

Large Cap Value Fund
Institutional I Shares
2004(g)	$ 9.26	0.06(f)	1.12	1.18	(0.07)	–	(0.07)	$10.37	12.71%	1.06%(d)	0.86%(d)	0.14%(d)	$43,139	27%

Equity Index Fund
Institutional I Shares
2000	$13.87	0.14	1.26	1.40	(0.14)	(0.30)	(0.44)	$14.83	10.25%	0.25%	1.03%	0.34%	$151,157	59%

2001	$14.83	0.12	(1.77)	(1.65)	(0.13)	(2.60)	(2.73)	$10.45	(12.34)%	0.25%	0.94%	0.31%	$100,495	44%

2002	$10.45	0.11	(1.42)	(1.31)	(0.11)	–	(0.11)	$9.03	(12.59)%	0.25%	1.12%	0.34%	$95,487	31%

2003	$ 9.03	0.12	(1.34)	(1.22)	(0.12)	–	(0.12)	$7.69	(13.50)%	0.25%	1.54%	0.34%	$94,947	87%

2004	$ 7.69	0.14	1.55	1.69	(0.12)	–	(0.12)	$9.26	22.06%	0.27%	1.45%	0.38%	$85,030	76%

Large Cap Stock Fund
Institutional I Shares
2000	$15.22	0.26	1.40	1.66	(0.26)	(2.51)	(2.77)	$14.11	10.87%	1.20%	0.16%	0.14%	$428,675	25%

2001	$14.11	0.02	(0.86)	(0.84)	(0.02)	(1.95)	(1.97)	$11.30	(5.96)%	1.20%	0.17%	0.13%	$310,803	10%

2002	$11.30	0.04	(1.09)	(1.05)	(0.04)	(0.77)	(0.81)	$9.44	(9.52)%	1.21%	0.34%	0.14%	$245,727	22%

2003	$ 9.44	0.06	(1.86)	(1.80)	(0.05)	(0.14)	(0.19)	$7.45	(19.03)%	1.23%	0.73%	0.11%	$169,616	36%

2004	$ 7.45	0.03(f)	1.63	1.66	(0.04)	–	(0.04)	$9.07	22.35%	1.11%	0.39%	0.18%	$409,916	84%

Large Cap Growth Fund
Institutional I Shares
2004(g)	$7.05	0.00(e)(f)	0.55	0.55	–	–	–-	$7.60	7.80%	1.19%(d)	(0.02)%(d)	0.30%(d)	$35,205	68%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 29, 2001 (date of initial public investment) to April 30, 2002.
(d)	Computed on an annualized basis.
(e)	Represents less than $0.01.
(f)	Based on average shares outstanding.
(g)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
											Ratios to Average Net Assets

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net I Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Multi Cap Growth Fund
Institutional I Shares
2000	$18.71	(0.03)	9.31	9.28	–	–	(1.86)	(1.86)	$26.13	51.36%	1.00%	(0.18)%	0.06%	$193,827	114%

2001	$26.13	0.04	(5.19)	(5.15)	(0.02)	–	(1.89)	(1.91)	$19.07	(20.32)%	1.00%	0.20%	0.06%	$175,559	90%

2002	$19.07	(0.02)	(5.05)	(5.07)	–	–	–	–	$14.00	(26.59)%	1.00%	(0.14)%	0.05%	$138,331	202%

2003	$14.00	–	(2.45)	(2.45)	–	–	–	–	$11.55	(17.50)%	1.03%	(0.03)%	0.04%	$103,441	194%

2004	$11.55	(0.05)(c)	2.53	2.48	–	–	–	–	$14.03	21.47%	1.04%	(0.38)%	0.13%	$ 80,462	186%

Mid Cap Stock Fund
Institutional I Shares
2004(d)	$13.14	(0.02)	1.90	1.88	–	–	–	–	$15.02	14.31%	1.21%(e)	(0.28)%(e)	0.14%(e)	$ 70,539	99%

Mid Cap Growth Fund
Institutional I Shares
2000	$14.70	(0.04)	5.30	5.26	–	–	(2.04)	(2.04)	$17.92	38.90%	1.11%	(0.26)%	0.07%	$ 92,253	56%

2001	$17.92	(0.02)	(1.11)	(1.13)	–	–	(3.60)	(3.60)	$13.19	(6.55)%	1.10%	(0.20)%	0.07%	$ 95,317	96%

2002	$13.19	(0.02)	(0.54)	(0.56)	–	–	–	–	$12.63	(4.25)%	1.11%	(0.13)%	0.07%	$ 90,179	106%

2003	$12.63	–	(2.43)	(2.43)	(0.01)	–	–	(0.01)	$10.19	(19.25)%	1.13%	0.05%	0.08%	$ 65,417	238%

2004	$10.19	(0.05)	3.43	3.38	–	–	–	–	$13.57	33.17%	1.09%	(0.39)%	0.22%	$ 79,815	99%

Small Cap Stock Fund
Institutional I Shares
2004(d)	$ 8.41	(0.02)(c)	1.69	1.67	–	–	(0.80)	(0.80)	$9.28	20.36%	1.30%(e)	(0.35)%(e)	0.00%(e)(f)	$136,862	55%

Small Cap Growth Fund
Institutional I Shares
2000	$12.65	(0.08)	15.39	15.31	–	(4.72)	–	(4.72)	$23.24	126.42%	1.19%	(0.49)%	0.02%	$ 81,375	753%

2001	$23.24	(0.01)	(2.03)	(2.04)	–	(4.03)	(0.02)	(4.05)	$17.15	(10.05)%	1.15%	(0.14)%	0.02%	$ 85,286	360%

2002	$17.15	(0.04)	0.83	0.79	(0.01)	–	–	(0.01)	$17.93	4.58%	1.17%	(0.27)%	0.01%	$ 82,922	267%

2003	$17.93	(0.07)	(5.73)	(5.80)	–	–	–	–	$12.13	(32.35)%	1.17%	(0.51)%	0.02%	$ 56,766	246%

2004	$12.13	(0.15)(c)	5.78	5.63	–	–	–	–	$17.76	46.41%	1.20%	(0.84)%	0.11%	$108,274	256%

International Equity Fund
Institutional I Shares
2004(d)	$ 8.30	0.05(c)	1.48	1.53	(0.13)	–	–	(0.13)	$9.70	18.42%	1.68%(e)	0.70%(e)	0.06%(e)	$ 99,527	53%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Based on average shares outstanding.
(d)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Represents less than 0.01%.

HOW TO OBTAIN MORE
INFORMATION ABOUT MTB GROUP OF FUNDS

Statement of Additional Information (SAI)

A Statement of Additional Information (SAI) dated August 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

Annual and Semi-Annual Reports

These reports list the holdings of the MTB Group of Funds and contain information from the Portfolios’ managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

To Obtain More Information:

Phone: Call 1-800-836-2211

Mail: Write to us at: MTB Funds
P.O. Box 4556
Buffalo, NY 14240-4556

Web: www.mtbfunds.com

Automated price, yield, and performance information—24 hours a day, 7 days a week:

Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

Cusip 55376V 853
Cusip 55376V 846
Cusip 55376V 838
Cusip 55376V 887
Cusip 55376V 879
Cusip 55376T 262
Cusip 55376T 254
Cusip 55376V 309
Cusip 55376V 408
Cusip 55376T 445
Cusip 55376T 437
Cusip 55376T 429
Cusip 55376T 411
Cusip 55376T 841
Cusip 55376T 320
Cusip 55376T 221
Cusip 55376V 705
Cusip 55376T 346
Cusip 55376T 288
Cusip 55376T 544
Cusip 55376T 189
Cusip 55376T 858
Cusip 55376T 817
Cusip 55376T 304
Cusip 55376V 101
Cusip 55376T 601
Cusip 55376T 668
Cusip 55376T 882
Cusip 55376T 692
Cusip 55376T 742
Cusip 55376T 379
Cusip 55376T 478
Cusip 55376T 510
Cusip 55376T 114
Cusip 55376T 148
Cusip 55376T 775

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt St.
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisor to MTB International Equity Fund

UBS Global Asset Management
(Americas) Inc.
One North Wacker Drive
Chicago, IL 60606

Sub-Advisors to MTB Small Cap Stock Fund

LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.
One Southwest Columbia Street, Suite 1500
Portland, OR 97258

Sub-Advisor to MTB Mid Cap Stock Fund

Independence Investment LLC
53 State Street
Boston, MA 02100

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
28563 (8/04)

[Logo of MTB Group of Funds]

We are pleased to send you this Prospectus for Institutional Classes and Class S Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

1-800-836-2211 / mtbfunds.com

MTB FUNDS


100 E. PRATT STREET


15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-002-0804

                       STATEMENT OF ADDITIONAL INFORMATION

                              INSTITUTIONAL SHARES

                             INSTITUTIONAL I SHARES

                             INSTITUTIONAL II SHARES

                                 CLASS S SHARES

                               MTB GROUP OF FUNDS

                       Statement of Additional Information

                                 August 31, 2004

INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Tax Free Money Market Fund

MTB Pennsylvania Tax Free Money Market Fund

MTB U.S. Government Money Market Fund

INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB Money Market Fund

INSTITUTIONAL SHARES

MTB Prime Money Market Fund

INSTITUTIONAL I SHARES

MTB New York Tax Free Money Market Fund

MTB Short Duration Government Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Short-Term Corporate Bond Fund

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Balanced Fund

MTB Social Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund

MTB International Equity Fund

===============================================================================================================

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the Prospectus for the Funds dated August 31, 2004.

This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports.
Obtain the Prospectus, Annual or Semi-Annual Report without charge by calling
(800) 836-2211; in the Buffalo area call (716) 635-9368.

===============================================================================================================

Addresses....................................................Back Cover

Cusip 55376V853 Cusip 55376V846 Cusip 55376V838 Cusip 55376V887 Cusip 55376V879
Cusip 55376T262 Cusip 55376T254 Cusip 55376V309 Cusip 55376V408 Cusip 55376T445
Cusip 55376T437 Cusip 55376T429 Cusip 55376T411 Cusip 55376T841 Cusip 55376T320
Cusip 55376T221 Cusip 55376V705 Cusip 55376T346 Cusip 55376T288 Cusip 55376T544
Cusip 55376T189 Cusip 55376T858 Cusip 55376T817 Cusip 55376T304 Cusip 55376V101
Cusip 55376T601 Cusip 55376T 668 Cusip 55376T882 Cusip 55376T692 Cusip 55376T742
Cusip 55376T379 Cusip 55376T478 Cusip 55376T510 Cusip 55376T114 Cusip 55376T148
Cusip 55376T775
 25826 (08/04)                                     MTB-AR-004-0804

HOW ARE THE FUNDS ORGANIZED?
===============================================================================================================

Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds
(the "Trust"), a Delaware statutory trust, except for Pennsylvania Municipal
Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund,
Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund,
which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November
8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust changed its name from
VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK
Funds on August 15 and 22, 2003. These Funds are accounting survivors of corresponding portfolios of ARK Funds, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of
ARK Funds. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Fund's investment advisor is MTB
Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of Manufacturers and
Traders Trust Company (M&T Bank). Three Variable Annuity Funds are offered in a separate prospectus and SAI.


SECURITIES IN WHICH THE FUNDS INVEST
===============================================================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

MONEY MARKET AND INCOME FUNDS
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
                              U.S.           U.S.       Tax       Money          Prime     New York    Pennsylvania
                              Treasury    Government    Free      Market         Money     Tax Free    Tax Free
                              Money      Money Market   Money     Fund         Market Fund  Money       Money
                              Market         Fund       Market                             Market      Market
                                Fund                      Fund                                Fund        Fund
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Fixed Income Securities           P            P           P          P            P           P           P
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Treasury Securities               P            P           A          A            P           A           A
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Agency Securities                 N            P           A          P            A           A           A
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Corporate Debt Securities         N            A           A          P            A           N           N
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Commerical Paper                  N            A           A          P            A           A           A
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Demand Instruments                N            A           A          A            A           A           A
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Taxable Municipal                 N            A           N          N            A           N           N
Securities
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Mortgage Backed Securities        N            N           N          N            A           N           N
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Asset Backed Securities           N            N           N          N            A           N           N
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Zero Coupon Securities            N            N           A          N            A           N           N
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Bank Instruments                  N            A           A          A            A           N           N
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Credit Enhancement                N            A           A          A            N           A           A
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Foreign Securities                N            N           N          N            A           A           A
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Tax Exempt Securities             N            A           P          N            A           P           P
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
General Obligation Bonds          N            A           P          N            N           P           P
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Special Revenue Bonds             N            A           P          N            N           P           P
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Tax Increment Financing           N            A           P          N            N           P           P
Bonds
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Municipal Notes                   N            A           P          N            N           P           P
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Variable Rate Demand              A            A           P          A            A           A           A
Instruments
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Municipal Leases                  N            N           N          N            N           N           N
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Derivative Contracts              N            N           N          N            N           N           N
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Futures Contracts                 N            N           N          N            N           N           N
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Options                           N            N           N          N            N           N           N
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Special Transactions              P            P           A          A            P           A           A
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Repurchase Agreements             P            P           A          A            P           A           A
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Reverse Repurchase                A            A           A          A            A           A           A
Agreements
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Delayed Delivery                  A            A           A          A            A           A           A
Transactions
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Securities Lending                P            P           P          P            P           P           P
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Asset Coverage                    A            A           A          A            A           A           A
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------
Investing in Securities of        N            A           A          N            A           A           A
Other Investment Companies
----------------------------- ---------- -------------- --------- ----------- ------------ ----------- -----------

---------------------------------------------------------------------------------------------------------------

----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
                           Short      Short-Term      U.S.       New York    Pennsylvania Maryland  IntermediatIncome
                          Duration    Corporate    Government    Municipal    Municipal   Municipal Bond Fund   Fund
                         Government   Bond Fund    Bond F und    Bond Fund    Bond Fund   Bond
                         Bond Fund                                                          Fund
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Fixed Income                 P            P             P            P            P          P          P         P
Securities
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Treasury Securities          P            P             P            A            A          A          P         P
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Agency Securities            P            P             P            A            A          A          P         P
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Corporate Debt               A            P             A            A            A          A          P         P
Securities
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Commercial Paper             A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Demand Instruments           A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Taxable Municipal            A            A             A            N            N          N          A         A
Securities
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Mortgage Backed              P            P             P            N            N          N          P         P
Securities
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Asset Backed                 A            P             A            N            N          N          P         P
Securities
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Zero Coupon Securities       A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Bank Instruments             A            A             A            N            N          N          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Credit Enhancement           N            A             N            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Foreign Securities           N            A             N            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Tax Exempt Securities        N            A             N            P            P          P          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
General Obligation           N            A             N            P            P          P          A         A
Bonds
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Special Revenue Bonds        N            A             N            P            P          P          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Tax Increment                N            A             N            P            P          P          A         A
Financing Bonds
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Municipal Notes              N            A             N            P            P          P          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Variable Rate Demand         A            P             A            P            P          P          P         P
Instruments
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Municipal Leases             A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Derivative Contracts         A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Futures Contracts            A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Options                      A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Special Transactions         A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Repurchase Agreements        A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Reverse Repurchase           A            A             A            A            A          A          A         A
Agreements
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Delayed Delivery             A            A             A            A            A          A          A         A
Transactions
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Securities Lending           P            P             P            P            P          P          P         P
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Asset Coverage               A            A             A            A            A          A          A         A
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------
Investing in                 A            A             A            A            A          A          A         A
Securities of Other
Investment Companies
----------------------- ------------- ----------- -------------- ----------- ------------ --------- ---------- --------


BALANCED FUNDS
--------------------------------------- ------------------------------- ---------------------------
                                                Balanced Fund              Social Balanced Fund
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Equity Securities                                     P                             P
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Common Stocks                                         P                             P
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Preferred Stocks                                      A                             A
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Interests in Other Limited Liability                  A                             A
Companies
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Real Estate Investment Trusts                         A                             A

--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Warrants                                              A                             A
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Fixed Income Securities                               P                             P
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Treasury Securities                                   P                             P
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Agency Securities                                     P                             P
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Corporate Debt Securities                             P                             P
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Commercial Paper                                      A                             A
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Demand Instruments                                    A                             A
--------------------------------------- ------------------------------- ---------------------------
--------------------------------------- ------------------------------- ---------------------------
Mortgage Backed Securities                            A                             A
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Asset Backed Securities                               A                             A
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Zero Coupon Securities                                A                             A
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Bank Instruments                                      A                             A
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Convertible Securities                                A                             A
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Foreign Securities                                    A                             A
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Derivative Contracts                                  A                             A
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Futures Contracts                                     A                             A
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Options                                               A                             A
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Special Transactions                                  A                             A
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Repurchase Agreements                                 A                             A
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Reverse Repurchase Agreements                         A                             A
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Delayed Delivery Transactions                         A                             A
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Securities Lending                                    P                             P
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Asset Coverage                                        A                             A
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Investing in Securities of Other                      A                             A
Investment Companies
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EQUITY FUNDS
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
                     Equity  Large     Equity  Large   Large   Multi    Mid    Mid     Small  Small    International
                     Income  Cap       Index   Cap     Cap     Cap      Cap    Cap     Cap    Cap      Equity
                      Fund   Value      Fund   Stock   Growth  Growth   Stock  Growth  Stock  Growth     Fund
                               Fund             Fund    Fund    Fund    Fund    Fund   Fund    Fund
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Equity Securities      P        P        P       P       P        P       P      P       P       P         P
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Common Stocks          P        P        P       P       P        P       P      P       P       P         P
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Preferred Stocks       P        P        P       P       P        P       P      P       P       P         P
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Interests in Other     A        A        A       A       A        A       A      A       A       A         A
Limited Liability
Companies
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Real Estate            A        A        A       A       A        A       A      A       A       A         N
Investment Trusts
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Warrants               A        A        A       A       A        A       A      A       A       A         A
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Fixed Income           P        P        P       P       P        P       P      P       P       P         A
Securities
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Treasury Securities    A        A        A       A       A        A       A      A       A       A         A
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Agency Securities      A        A        A       A       A        A       A      A       A       A         A
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Corporate Debt         A        A        A       A       A        A       A      A       A       A         A
Securities
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Commerical Paper       A        A        A       A       A        A       A      A       A       A         A
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Demand Instruments     A        A        A       A       A        A       A      A       A       A         A
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Mortgage Backed        A        A        A       A       A        A       A      A       A       A         A
Securities
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Asset Backed           A        A        A       A       A        A       A      A       A       A         A
Securities
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Zero Coupon            A        A        A       A       A        A       A      A       A       A         A
Securities
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Bank Instruments       A        A        A       A       A        A       A      A       A       A         A
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Convertible            A        A        A       A       A        A       A      A       A       A         P
Securities
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Foreign Securities     A        A        A       A       A        A       A      A       A       A         P
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Derivative             A        A        A       A       A        A       A      A       A       A         P
Contracts
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Futures Contracts      A        A        A       A       A        A       A      A       A       A         P
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Options                A        A        A       A       A        A       A      A       A       A         A
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Special                A        A        A       A       A        A       A      A       A       A         A
Transactions
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Repurchase             A        A        A       A       A        A       A      A       A       A         A
Agreements
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Reverse Repurchase     A        A        A       A       A        A       A      A       A       A         A
Agreements
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Delayed Delivery       A        A        A       A       A        A       A      A       A       A         A
Transactions
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Securities Lending     P        P        P       P       P        P       P      P       P       P         P
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Asset Coverage         A        A        A       A       A        A       A      A       A       A         A
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------
Investing in           A        A        A       A       A        A       A      A       A       A         A
Securities of
Other Investment
Companies
-------------------- ------- --------- ------- ------- ------- -------- ------ ------- ------ -------- ----------

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding tables.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

    Common Stocks
    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    Preferred Stocks
    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

    Real Estate Investment Trusts (REITs)
    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    Interests in Other Limited Liability Companies
    Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

    Warrants
    Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

    Treasury Securities
    Treasury securities are direct obligations of the federal government of the
    United States. Treasury securities are generally regarded as having the lowest credit risks.

    Agency Securities
    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
    These include the Government National Mortgage Association, Small Business
    Administration, Farm Credit System Financial Assistance Corporation,
    Farmer's Home Administration, Federal Financing Bank, General Services
    Administration, Department of Housing and Urban Development, Export-Import
    Bank, Overseas Private Investment Corporation, and Washington Metropolitan
    Area Transit Authority Bonds.

     Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
    to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
    Corporation, Federal National Mortgage Association, Student Loan Marketing
    Association, and Tennessee Valley Authority in support of such obligations.

    A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and
    Resolution Funding Corporation.

    Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

    A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

    Corporate Debt Securities
    Corporate debt securities are fixed income securities issued by businesses.
    Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
    securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    Commercial Paper
    Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

    Demand Instruments
    Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.
    The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

    Taxable Municipal Securities
    Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

    Mortgage Backed Securities
    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

    Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

        Collateralized Mortgage Obligations (CMOs)
        CMOs, including interests in real estate mortgage investment conduits
        (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

           Sequential CMOs
           In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

           PACs, TACs and Companion Classes
           More sophisticated CMOs include planned amortization classes (PACs)
           and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate.
           In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

           IOs and POs
           CMOs may allocate interest payments to one class (Interest Only or
           IOs) and principal payments to another class (Principal Only or POs).
           POs increase in value when prepayment rates increase. In contrast,
           IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

           Floaters and Inverse Floaters
           Another variant allocates interest payments between two classes of
           CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse
           Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and
           Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

           Z Classes and Residual Classes
           CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another
           REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters,
Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

    General Obligation Bonds
    General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

    Special Revenue Bonds
    Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

        Private Activity Bonds
        Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds.
        The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

        The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

    Tax Increment Financing Bonds
    Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

    Municipal Notes
    Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

    Variable Rate Demand Instruments
    Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

    Municipal Leases
    Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

    A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

|       it is organized under the laws of, or has a principal office located in, another country;

|       the principal trading market for its securities is in another country; or

|   it (or its subsidiaries) derived in its most current fiscal year at least
    50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

    Depositary Receipts
    Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American
    Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

    Foreign Government Securities
    Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
    International Bank for Reconstruction and Development (the World Bank), the
    Asian Development Bank, the European Investment Bank and the Inter-American
    Development Bank.

    Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
    Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.
OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

    Futures Contracts
    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
    Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    The Fund may buy/sell financial futures contracts. The Equity Funds and
    Balanced Funds may also buy/sell stock index futures.

    Options
    Options are rights to buy or sell an underlying asset for a specified price
    (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    The Funds may:

|       Buy call options on portfolio  securities in anticipation of an increase in the value of the underlying asset;

|   Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

    Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
    to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

    Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
    to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

    When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings FOR THE MONEY MARKET FUNDS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by S&P, MIG-1 or MIG-2 by Moody's, or
F-1+, F-1, or F-2 by Fitch are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

If a security is downgraded below the minimum quality grade discussed in the
Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

Special Transactions
    Repurchase Agreements
    Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

    Reverse Repurchase Agreements
    Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    Delayed Delivery Transactions
    Delayed delivery transactions, including when issued transactions, are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. The Funds record the transaction when they agree to buy the securities and reflects their value in determining the price of their Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

        To Be Announced Securities (TBAs)
        As with other delayed delivery transactions, a seller agrees to issue a
        TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

    Securities Lending
    The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

    The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower.
    The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.
    The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to interest rate risks and credit risks.

    Asset Coverage
    In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
    Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. See
"Investment Limitations - Investing in Other Investment Companies" on page 22 of this SAI.


The Funds may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The shares of ETFs are listed and traded on stock exchanges at market prices. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

INVESTMENT RISKS
===============================================================================================================

There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements)
as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities.
For example, their prices are more volatile and their trading market may be more limited.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk
Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Social Investment Risk
The Funds' social screens could cause them to underperform similar funds that do not have social policies. Among the reasons for this is stocks that do not meet the social criteria could outperform those that do. In addition, Fund management may forego certain investments for social reasons when it would otherwise be advantageous to make the investment.

Exchange-Traded Funds
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an
ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i)
the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FUNDAMENTAL INVESTMENT OBJECTIVES and Policies
===============================================================================================================

The International Equity Fund's investment objective is to seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S.
equity securities.

The Small Cap Growth Fund's investment objective is long-term capital appreciation.

The Small Cap Stock Fund's investment objective is to seek growth of capital.

The Mid Cap Growth Fund's investment objective is long-term capital appreciation.

The Mid Cap Stock Fund's investment objective is to provide total return.

The Multi Cap Growth Fund's investment objective is long-term capital appreciation.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P
500).

The Large Cap Value Fund's investment objective is to provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Equity Income Fund's investment objective is current income and growth of capital.

The Social Balanced Fund's investment objective is to provide total return.

The Intermediate Term Bond Fund's investment objective is current income.

The Balanced Fund's investment objective is to provide total return.

The Income Fund's investment objective is primarily current income and secondarily capital growth.

The Short-Term Corporate Bond Fund's investment objective is current income.

The Maryland Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

The Pennsylvania Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania.

The New York Municipal Bond Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New
York and New York municipalities.

The U.S. Government Bond Fund's investment objective is to provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Short Duration Government Bond Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

The Pennsylvania Tax Free Money Market Fund's investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Under normal circumstances, Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and
Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

The Prime Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Tax-Free Money Market Fund's investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S. Government Money Market Fund's investment objective is to seek maximum current income and provide liquidity and security of principal.

The U.S. Treasury Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: International Equity
Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap
Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund,
Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term
Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short
Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market
Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

===============================================================================================================

INVESTMENT LIMITATIONS - U.S. treasury money market fund, money market fund, new york tax free money market fund, U.S. government bond fund, new york municipal bond fund, large cap value fund, large cap growth fund and mid cap stock fund

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment.
Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act), any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Bond Fund
With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The New York Tax Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of
Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

      U.S Treasury Money Market Fund, Money Market Fund and New York Tax Free
      Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

      New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value
      Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      Mid Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money
As an operating (non-fundamental) policy, the New York Tax Free Money Market
Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The U.S. Government Bond Fund, New York Municipal Bond Fund and Large Cap Value
Fund will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock Fund and Large Cap Growth Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's
Trustees.

Dealing in Puts and Calls
The New York Tax Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control
The New York Tax Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money
The New York Tax Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York
Tax Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted
that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' Adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds'
total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

investment limitations - all other funds (except prime money market fund)
===============================================================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund
and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration
Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of a Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of a Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration
Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the International Equity Fund and the Short Duration Government
Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York
Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the
Fund's total assets may be invested without regard to such 5% limitation), and
(b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the
1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.
Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15%
(10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money
Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money
Market Fund and Tax-Free Money Market Fund - collectively, the "Money Market
Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such
Fund's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market
Funds may not engage in any short sales. Each Fund other than the Small Cap Fund and the International Equity Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund,
Maryland Municipal Bond Fund and New York Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c)
asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

investment limitations - PRIME money market fund
===============================================================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

        The Prime Money Market Fund will not:

        1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the
Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d)
utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

        3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits the Fund to borrow up to one-third the value of its total assets at the time of such borrowing.) So long as the Fund's borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund's total assets, the Fund will not acquire any portfolio securities.

        4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

        5. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

        6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

        7. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund.

        1. The Prime Money Market Fund may not purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

        2. The Prime Money Market Fund may not mortgage or hypothecate the
Fund's assets in excess of one-third of such Fund's total assets.

        3. The Prime Money Market Fund may not engage in any short sales.

        4. The Prime Money Market Fund will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, except for 25% of the value of their total assets which may be invested in First Tier Securities of any one issuer for a period of up to three business days, in order to comply with Securities and
Exchange Commission regulations relating to money market funds.

        5. The Prime Money Market Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

        If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional
Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange
Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

For the fiscal years ended April 30, 2004 and 2003, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                     2004        2003

International Equity Fund.................................53%         42%
Small Cap Growth Fund+....................................256%        246%
Small Cap Stock Fund ..................................   55%         68%
Mid Cap Growth Fund*+.....................................99%         238%
Mid Cap Stock Fund.....................................   99%         80%
Multi Cap Growth Fund+................................... 186%        194%
Large Cap Growth Fund...................................  68%         37%
Large Cap Stock Fund*.....................................84%         36%
Equity Index Fund.........................................76%         87%
Large Cap Value Fund....................................  27%         32%
Equity Income Fund........................................30%         28%
Social Balanced Fund......................................87%         82%
Balanced Fund.............................................66%         84%
Intermediate-Term Bond Fund*+...........................  154%        259%
Income Fund *+............................................177%        276%
Short-Term Corporate Bond Fund *+........................ 99%         170%
Maryland Municipal Bond Fund..............................17%         18%
Pennsylvania Municipal Bond Fund........................  11%         12%
New York Municipal Bond Fund..............................40%         50%
Short Duration Government Bond Fund**+....................125%        96%
U.S. Government Bond Fund.................................64%         68%

    +These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which may adversely impact performance.

    *The variation in each Fund's portfolio turnover rate from 2004 to 2003 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

    **The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund's shareholders.

===============================================================================================================

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the Rule)
promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining
NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market values of the Income, Balanced and Equity Funds' portfolio securities are determined as follows:

|  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

|       in the absence of recorded sales for equity securities,  according to the mean between the last closing bid and asked prices;

|  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

|  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and


|  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m.
Eastern time, on the day the value of the foreign security is determined.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the
Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
===============================================================================================================

Each Equity, Balanced and Income Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?
===============================================================================================================

Under the Distributor's  Contract with the Fund, the Distributor  (Edgewood Services,  Inc.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLANS (class S shares, Institutional Shares and Institutional ii shares only)
As compensation type plans, the Rule 12b-1 Plans are designed to pay the
Distributor (who may then pay investment professionals such as banks (including
M&T Bank and its affiliates), broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased as well as for administrative and recordkeeping services. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing, recordkeeping and administrative expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related, recordkeeping and administrative expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES PLANS (class S shares, institutional shares and
INSTITUTIONAL I SHARES only) The Funds may pay M&T Securities, Inc., its affiliates and other investment professionals for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor
(but not out of Fund assets) and/or the Advisor or its affiliates. The
Distributor may be reimbursed by the Advisor or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
===============================================================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
===============================================================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
===============================================================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

===============================================================================================================

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


 As of August 3, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:

U.S. Treasury Money Market Fund (Institutional I Shares) - Manufacturers &
Traders, Buffalo, NY (99.25%).

U.S. Treasury Money Market Fund (Institutional II Shares) - Manufacturers &
Traders, Buffalo, NY (100.00%).

U.S. Treasury Money Market Fund (Class S Shares) - Medical Service Group,
Syracuse, NY (19.21%); Ackman-Ziff Real Estate Group LLC, New York, NY (18.72%);
and M. Spiegel and Sons Oil Corp., Tuxedo Park, NY (7.33%).

U.S. Government Money Market Fund (Institutional I Shares) - Manufacturers &
Traders, Buffalo, NY (99.15%).

U.S. Government Money Market Fund (Institutional II Shares) - Manufacturers
& Traders, Buffalo, NY (99.25%).

Tax Free Money Market Fund (Institutional I Shares) - Manufacturers &
Traders, Buffalo, NY (100.00%).

 Tax Free Money Market Fund (Institutional II Shares) - Manufacturers &
Traders, Buffalo, NY (99.84%).

Prime Money Market Fund (Institutional Shares) - Manufacturers & Traders,
Buffalo, NY (45.29%); T. Rowe Price Retirement Plan Services, Inc., Owings
Mills, MD (19.29%); M&T Securities Services, Inc., Cheektowaga, NY (11.61%);
and NFSC, New York, NY (6.97%).

Money Market Fund (Institutional Shares) - Manufacturers & Traders, Buffalo,
NY (43.96%); Catholic IPA LLC, Buffalo, NY (34.01%); Power Line Constructors
Inc., Clinton, NY (9.62%); and PLC Trenching Co. LLC, Clinton, NY (8.67%).

Money Market Fund (Institutional I Shares) - Manufacturers & Traders,
Buffalo, NY (90.34%); and Manufacturers & Traders Trust Co., Englewood, CO
(5.34%).

Money Market Fund (Institutional II Shares) - Manufacturers & Traders,
Buffalo, NY (99.99%).

Money Market Fund (Class S Shares) - Hudson Health Care Workers Compensation
Group Trust, East Haven , CT (6.22%); Betters Inc., Oakfield, NY (5.67%); and
Emed Co., Inc., Buffalo, NY (5.09%).

New York Tax Free Money Market Fund (Institutional I Shares) - Manufacturers
& Traders Trust Co., Buffalo, NY (100.00%).

Pennsylvania Tax Free Money Market Fund (Institutional I Shares) - Manufacturers
& Traders, Buffalo, NY (100.00%).

Pennsylvania Tax Free Money Market Fund (Institutional II Shares) -
Manufacturers & Traders, Buffalo, NY (99.99%).

Short Duration Government Bond Fund (Institutional I Shares) - Krauss &
Company, Buffalo, NY (41.93%); SEI Private Trust Company, Oaks, PA (26.11%);
Tico & Co., Buffalo, NY (12.08%); and Manufacturers and Traders Bank,
Buffalo, NY (11.69%).

Short Term Corporate Bond Fund (Institutional I Shares) - Krauss & Co.,
Buffalo, NY (48.15%); Reho & Co., Buffalo, NY (24.21%); Tice & Co.,
Buffalo, NY (9.76%); and Manufacturers & Traders Trust Co., Englewood, CO
(5.28%).

U.S. Government Bond Fund (Institutional I Shares) - Krauss & Co., Buffalo,
NY (51.92%); Tice & Co., Buffalo, NY (17.36%); Reho & Co., Buffalo, NY
(14.54%); and T. Rowe Price Retirement Plan Services, Inc., Owings Mills, MD
(13.67%).

New York Municipal Bond Fund (Institutional I Shares) - Krauss & Company,
Buffalo, NY (70.69%); and Tico & Co., Buffalo, NY (27.50%).

Pennsylvania Municipal Bond Fund (Institutional I Shares ) - Krauss & Co.,
Buffalo, NY (67.52%); and Tice & Co., Buffalo, NY (27.81%).

Maryland Municipal Bond Fund (Institutional I Shares) - Krauss & Co.,
Buffalo, NY (85.31%); and Reho & Co., Buffalo, NY (11.56%).

Intermediate-Term Bond Fund (Institutional I Shares) - Krauss & Co.,
Buffalo, NY (56.04%); Tice & Co., Buffalo, NY (22.20%); Reho & Co.,
Buffalo, NY (14.58%); and T. Rowe Price Retirement Plan Services Inc., Owings
Mills, MD (5.85%).

Income Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY (45.99%);
Reho & Co., Buffalo, NY (39.90%); and Tice & Co., Buffalo, NY (7.73%).

Balanced Fund (Institutional I Shares) - Reho & Co., Buffalo, NY (71.60%);
T. Rowe Price Retirement Plan Services, Inc., Owings Mills, MD (18.46%); and
Manufacturers & Traders Trust Co., Englewood, CO (9.11%).

Social Balanced Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY
(55.30%); and Reho & Co., Buffalo, NY (44.69%).

Equity Income Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY
(83.21%); Tice & Co., Buffalo, NY (9.57%); and Reho & Co., Buffalo, NY
(6.09%).

Large Cap Value Fund (Institutional I Shares) - Krauss & Company, Buffalo,
NY (54.09%); T. Rowe Price Retirement Plan Services, Inc., Owings Mills, MD
(17.12%); Manufacturers and Traders Bank, Buffalo, NY (15.87%); and Tico &
Co., Buffalo, NY (12.89%).

Equity Index Fund (Institutional I Shares) - Reho & Co., Buffalo, NY
(48.89%); Krauss & Co., Buffalo, NY (34.98%); Manufacturers & Traders
Trust Co., Englewood, CO (7.66%); and Tice & Co., Buffalo, NY (5.03%).

Large Cap Stock Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY
(49.96%); Reho & Co., Buffalo, NY (20.89%); Tice & Co., Buffalo, NY
(13.60%); and SEI Private Trust Company, Oaks, PA (5.64%).

Large Cap Growth Fund (Institutional I Shares) - T. Rowe Price Retirement Plan
Services Inc., Owings Mills, MD (66.30%); Manufacturers and Traders Bank,
Buffalo, NY (15.43%); and Krauss & Company, Buffalo, NY (15.07%).

Multi Cap Growth Fund (Institutional I Shares) - Reho & Co., Buffalo, NY
(33.85%); Krauss & Co., Buffalo, NY (28.37%); Manufacturers & Traders
Trust Co., Englewood, CO (23.27%); and Tice & Co., Buffalo, NY (11.30%).

Mid Cap Stock Fund  (Institutional  I Shares) - T. Rowe Price  Retirement Plan Services Inc.,  Owings Mills, MD
(64.37%);  Manufacturers and Traders Bank,  Buffalo, NY (14.86%);  Krauss & Company,  Buffalo, NY (11.17%);
and Tico & Co., Buffalo, NY (9.59%).

Mid Cap Growth Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY
(55.71%); Reho & Co., Buffalo, NY (31.29%); and Tice & Co., Buffalo, NY
(9.60%).

Small Cap Stock Fund (Institutional I Shares) - Krauss & Company, Buffalo,
NY (45.15%); Manufacturers and Traders Bank, Buffalo, NY (41.29%); and SEI
Private Trust Company, Oaks, PA (8.73%).

Small Cap Growth Fund (Institutional I Shares) - The Bank of New York, New York,
NY (26.97%); T. Rowe Price Retirement Plan Services, Inc., Owings Mills, MD
(22.92%); Reho & Co., Buffalo, NY (20.86%); Krauss & Co., Buffalo, NY
(11.04%); and Manufacturers & Traders Trust Co., Englewood, CO (11.00%).

International Equity Fund (Institutional I Shares) - Reho & Co., Buffalo, NY
(42.42%); Krauss & Co., Buffalo, NY (40.97%); and Tice & Co., Buffalo,
NY (12.99%).


Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
===============================================================================================================

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

Tax-Free Portfolios: Tax-Free Money Market Fund, Pennsylvania Tax Free Money
Market Fund, NEW YORK TAX-FREE MONEY MARKET FUND, Maryland Municipal Bond Fund,
NEW YORK MUNICIPAL BOND FUND AND Pennsylvania Municipal Bond Fund If a Tax-Free
Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section
103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders;
each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the
Code. Investors should consult their tax advisors concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

Entities or persons who are "substantial users" (or persons related to
"substantial users") of facilities financed by private activity obligations
(PABs) should consult their tax advisors before purchasing shares of a Tax-Free
Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes,
"substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of
PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the
Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code,
H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

NEW YORK TAXES
Under existing New York laws, shareholders of the New York Municipal Bond Fund and New York Tax Free Money Market Fund will not be subject to New York State or
New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York
City personal income taxes, such as, for example, certain obligations of the
Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York
City personal income tax.

The New York Municipal Bond Fund and New York Tax Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from
New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the New York Municipal Bond Fund and New York Tax Free Money
Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New
York State or New York City franchise taxes on corporations or financial institutions.

Income from the New York Municipal Bond Fund and New York Tax Free Money Market
Fund is not necessarily free from taxes in states other than New York.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the New York Municipal Bond Fund and New York Tax Free Money
Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund
intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds'
taxable year must consist of exempt-interest obligations.

MARYLAND TAXES
To the extent that dividends paid by the Funds qualify as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Funds (a) on obligations of
Maryland or its political subdivisions and authorities, (b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Funds. In addition, gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political subdivision of
Maryland, will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Funds are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Funds on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes.
Income earned on certain private activity bonds (other than obligations of the
State of Maryland or a political subdivision or authority thereof) which the
Funds might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
===============================================================================================================

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term.
Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 34 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

-------------------------------------------------------------------------------------------------------
Name
Address                                                                                  -------------
-------------------------------  -----------------------------------------------------       Total
Birth date                                                                               Compensation
Position With Trust              Principal Occupations for Past Five Years and Other         From
Date Service Began               Directorships Held                                          Trust
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Mark J. Czarnecki+               Principal Occupations: Executive Vice President,             $0
-------------------------------  Manufacturers and Traders Trust Company ("M&T
Manufacturers and Traders        Bank"), division head for M&T Bank's investment
Trust Company                    group.
One M&T Plaza
Buffalo, NY 14203                Other Directorships Held:  None
Birthdate:  November 3, 1955

Trustee

Began serving: August 2000

-------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

----------------------------------------------------------------------------------------------------------------
Name
Address                                                                                   ---------------------
-----------------------------       -------------------------------------------------             Total
Birth date                          Principal Occupations for Past Five Years and             Compensation
Position With Trust                 Other Directorships Held                                      From
Date Service Began                                                                                Trust
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Joseph J. Castiglia                 Principal Occupations: Chairman of the Board,                $26,250
-----------------------------       HealthNow New York, Inc. (health care company);
Roycroft Campus                     and former President, Chief Executive Officer
21 South Grove Street, Suite        and Vice Chairman, Pratt & Lambert United,
291                                 Inc. (manufacturer of paints and chemical
East Aurora, NY 14052               specialties).
Birth date: July 20, 1934
                                    Other Directorships Held: The Energy East Corp.
Chairman and Trustee

Began serving: February 1988

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
John S. Cramer                      Principal Occupations: Retired President and                 $26,250
4216 Jonathan Lane                  Chief Executive Officer, Pinnacle Health System
Harrisburg, PA 17110                (health care);  President Emeritus, Highmark
Birth date: February 22, 1942       Blue Cross Blue Shield.

Trustee                             Other Directorships Held: Highmark Blue Cross
                                    Blue Shield; Chek-Med Corporation
Began serving: December 2000

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Daniel R. Gernatt, Jr.              Principal Occupations: President and CFO,                    $25,000
Richardson & Taylor             Gernatt Asphalt Products, Inc.; Executive Vice
Hollow Roads                        President, Dan Gernatt Gravel Products, Inc.;
Collins, NY                         Vice President, Country Side Sand & Gravel,
Birth  date: July 14, 1940          Inc.

Trustee                             Other Directorships Held: None

Began serving: February 1988

----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name
Address                                                                                    ------------------
---------------------------     ---------------------------------------------------              Total
Birth date                      Principal Occupations for Past Five Years and                 Compensation
Position With Trust             Other Directorships Held                                          From
Date Service Began                                                                               Trust
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
William H. Cowie, Jr.++         Principal Occupations: Retired Chief Financial                  $21,250
---------------------------     Officer, Pencor, Inc. (environmental project
1408 Ruxton Road                development company) since 1995.
Baltimore, MD
Birth date: January 24,         Other Directorships Held: None
1931

Trustee

Began serving: September
2003

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Richard B. Seidel++             Principal Occupations: Director and President                   $21,250
770 Hodges Lane                 (since 1995) of Girard Partners, a registered
Strafford, PA                   broker-dealer
Birth date: April 20, 1941
                                Other Directorships Held: None
Trustee

Began serving: September
2003

--------------------------------------------------------------------------------------------------------------
++ Mr. Cowie and Mr. Seidel became members of the Board of Trustees on September 1, 2003.

OFFICERS

---------------------------------------------------------------------------------------------------------------

------------------------------                                                               -----------------
                                    --------------------------------------------------
Name                                                                                               Total
Address                                                                                        Compensation
Birth date                    ------                                                               From
Position With Trust                 Principal Occupations for Past Five Years and                 Trust*
                                    Previous Positions
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Edward C. Gonzales                  Principal Occupations: Employee, Federated                      $0
------------------------------      Investors, Inc.;  formerly, President and
Federated Investors Tower           Executive Vice President of other funds
Pittsburgh, PA                      distributed by Federated Securities Corp.; Vice
Birth date: October 22, 1930        Chairman, Federated Investors, Inc.; Trustee,
                       Federated Administrative Services.
Executive Vice President
                                    Previous Positions:  Trustee or Director of other
                                    funds distributed by Federated Securities Corp.;
                   CEO and Chairman, Federated Administrative
Began serving: May 2001             Services; Vice President, Federated Investment
                                    Management Company, Federated Investment
                                    Counseling, Federated Global Investment
                                    Management Corp. and Passport Research, Ltd.;
                                    Director and Executive Vice President, Federated
                                    Securities Corp.; Director, Federated Services
                                    Company; Trustee, Federated Shareholder Services
                                    Company.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Charles L. Davis                    Principal Occupations: Vice President, Managing                 $0
Federated Investors Tower           Director of Mutual Fund Services, Federated
Pittsburgh, PA                      Services Company; and President, Edgewood
Birth date:  March 23, 1960         Services, Inc.

Chief Executive Officer             Previous Positions: President, Federated Clearing
                  Services; and Director, Business Development
Began serving: December 2002        Mutual Fund Services, Federated Services Company.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Carl W. Jordan                      Principal Occupations: Senior Vice President,                   $0
One M&T Plaza                   M&T Bank, 2001-Present; Administrative Vice
Buffalo, NY                         President, M&T Bank, 1995-2001.
Birth date: January 2, 1955

President

Began serving: May 2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Kenneth G. Thompson                 Principal Occupations: Administrative Vice                      $0
100 East Pratt Street               President, M&T Bank, 2002-Present;  Vice
Baltimore, MD                       President, M&T Bank, 1999-2002; Regional
Birth date: September 4, 1964       Sales Manager, M&T Securities, Inc.,
                                    1995-1999.
Vice President

Began serving: May 2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Philip R. Carbone                   Principal Occupations: Vice President, Director                 $0
100 East Pratt Street, 15th         of Distribution for Proprietary Products, M&T
floor                               Securities, since 2003; Manager, Vision
Baltimore, MD                       Shareholder Services and Discount Brokerage,
Birth date: July 27, 1954           1998-2002.

Vice President                      Previous Positions: Regional Sales Manager,
                      M&T Securities, Inc., 1995-1998.
Began serving: September 2003

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Scot A. Millen                      Principal Occupations: Vice President, Product                  $0
100 East Pratt Street, 15th         Manager, M&T Securities, since 2002;
floor                               Executive Associate, M&T Investment Group,
Baltimore, MD                       2001-2002; Summer Associate, M&T Investment
Birth date: February 22, 1969       Group, 2000.

Vice President

Began serving: September 2003

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Beth S. Broderick                   Principal Occupations: Vice President, Mutual                   $0
Federated Investors Tower           Fund Services Division, Federated Services
Pittsburgh, PA                      Company.
Birth date: August 2, 1965

Vice President and Assistant
Treasurer

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Richard J. Thomas                   Principal Occupations:  Principal Financial                     $0
Federated Investors Tower           Officer and Treasurer of Federated Fund Complex;
Pittsburgh, PA                      Senior Vice President, Federated Administrative
Birth date: June 17, 1954           Services.

Treasurer                           Previous Positions:  Vice President, Federated
                                    Administrative Services; held various management
Began serving: December 2002        positions with Funds Financial Services Division
                                    of Federated Investors, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
C. Grant Anderson                   Principal Occupation:  Counsel, Reed Smith LLP                  $0
Federated Investors Tower           (since October 2002).
Pittsburgh, PA
Birth date: November 6, 1940

Secretary                           Previous Positions: Corporate Counsel, Federated
                   Investors, Inc.; Vice President, Federated
Began serving: December 2000        Services Company.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Victor R. Siclari                   Principal Occupation:  Partner, Reed Smith LLP                  $0
Federated Investors Tower           (since October 2002).
Pittsburgh, PA
Birth date: November 17, 1941

Assistant Secretary                 Previous Positions: Senior Corporate Counsel and
                   Vice President, Federated Services Company
Began serving: May 2000;            (prior to October 2002).
Secretary from August 11, 1995 to May 11, 2000; Assistant Secretary from May 11,
2000 to present.
---------------------------------------------------------------------------------------------------------------

*  Officers do not receive any compensation from the Funds.

 COMMITTEES OF THE BOARD
--------------------------------------------------------------------------------------------------------------------
Board              Committee                  Committee Functions                                  Meetings Held
Committee    ------Members              -----------------------------------------------------------During Last
                                                                                                   Fiscal Year
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Executive*         Mark J. Czarnecki          In between the meetings of the full Board, the              0
                   ---------------------      Executive Committee generally may exercise all the
                   Daniel R. Gernatt,         powers of the full Board in the management and
                   Jr.                        direction of the business and conduct of the
                   Richard B. Seidel          affairs of the Trust in such manner as the
                                              Executive Committee shall deem to
                                              be in the best interests of the
                                              Trust. However, the Executive
                                              Committee cannot elect or remove
                                              Board members, increase or
                                              decrease the number of Trustees,
                                              elect or remove any Officer,
                                              declare dividends, issue shares or
                                              recommend to shareholders any
                                              action requiring shareholder
                                              approval.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Audit              Joseph J. Castiglia        The purposes of the Audit Committee are to oversee         Five
                   William H. Cowie, Jr.      the accounting and financial reporting process of
                   John S. Cramer             the Funds, the Funds' internal control over
                   Richard B. Seidel          financial reporting, and the quality, integrity
                                              and independent audit of the
                                              Funds' financial statements. The
                                              Committee also oversees or assists
                                              the Board with the oversight of
                                              compliance with legal requirements
                                              relating to those matters,
                                              approves the engagement and
                                              reviews the qualifications,
                                              independence and performance of
                                              the Funds' independent registered
                                              public accountants, acts as a
                                              liaison between the independent
                                              registered public accountants and
                                              the Board and reviews the Funds'
                                              internal audit function.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nominating**       Joseph J. Castiglia        The Nominating Committee, whose members consist of          0
                   John J. Cramer             all independent Trustees, selects and nominates
                   Daniel R. Gernatt,         persons for election to the Funds' Board when
                   Jr.                        vacancies occur. The Committee will consider
                   William H. Cowie, Jr.      candidates recommended by shareholders,
                   Richard B. Seidel          Independent Trustees, officers or employees of any
                                              of the Funds' agents or service
                                              providers and counsel to the
                                              Funds. Any shareholder who desires
                                              to have an individual considered
                                              for nomination by the Committee
                                              must submit a recommendation in
                                              writing to the Secretary of the
                                              Funds, at the Funds' address
                                              appearing on the back cover of
                                              this Statement of Additional
                                              Information. The recommendation
                                              should include the name and
                                              address of both the shareholder
                                              and the candidate and detailed
                                              information concerning the
                                              candidate's qualifications and
                                              experience. In identifying and
                                              evaluating candidates for
                                              consideration, the Committee shall
                                              consider such factors as it deems
                                              appropriate. Those factors will
                                              ordinarily include: integrity,
                                              intelligence, collegiality,
                                              judgment, diversity, skill,
                                              business and other experience,
                                              qualification as an "Independent
                                              Trustee," the existence of
                                              material relationships which may
                                              create the appearance of a lack of
                                              independence, financial or
                                              accounting knowledge and
                                              experience, and dedication and
                                              willingness to devote the time and
                                              attention necessary to fulfill
                                              Board responsibilities.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
*created effective December 15, 2003
---------------------------------------------------------------------------------------------------------------
**created effective June 23, 2004

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
Interested                                     Dollar Range of         Aggregate
Board Member Name                              Shares Owned            Dollar Range of
                                               in Fund[s]              Shares Owned in
                                                                       the Trust
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Mark J. Czarnecki                                                                    Over $100,000
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     MTB Mid Cap Stock Fund                                  $1-$10,000
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     MTB New York Tax-Free
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     Money Market Fund                                    Over $100,000
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Independent Board Member Name                  Dollar Range of Shares  Aggregate Dollar Range of
                                               Owned in Fund(s)        Shares Owned in the Trust
---------------------------------------------------------------------------------------------------
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Joseph J. Castiglia                                                                  Over $100,000
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     MTB Money Market Fund                                   $1-$10,000
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     MTB Large Cap Growth Fund                            Over $100,000
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John S. Cramer                                                     None                       None
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William H. Cowie, Jr.                                              None                       None
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Daniel R. Gernatt, Jr.                                             None                       None
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Richard B. Seidel                                                                  $10,000-$50,000
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     MTB Multi Cap Growth Fund                          $10,000-$50,000
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As of August 3, 2004, the Funds' Board and Officers as a group owned less than
1% of each Fund's outstanding Shares.


INVESTMENT ADVISER
The Advisor conducts investment research and makes investment decisions for the
Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the
Board considers many factors, among the most material of which are: the Funds'
investment objectives and long term performance; the Advisor's and subadvisors'
management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the
Funds and its shareholders by the M&T organization in addition to investment advisory services.

In assessing the Advisor's and subadvisors' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Advisor's industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Advisor and subadvisors. This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Advisor and subadvisors from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Advisor's compensation: the nature and quality of the services provided by the Advisor, including the performance of the fund; the Advisor's cost of providing the services; the extent to which the Advisor may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Advisor and its affiliates as a result of the Advisor's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Advisor's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Advisor and subadvisor on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the
Board requests and receives a significant amount of information about the Funds and the Advisor and subadvisor. M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the
Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or
"peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Advisor and subadvisors and their respective affiliates;
compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Advisor and subadvisors are responding to them.

The Board also receives financial information about the Advisor and subadvisors, including reports on the compensation and benefits the Advisor or subadvisors, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Advisor's or subadvisor's subsidiaries for providing other services to the
Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the Advisor or subadvisor may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the MTB family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Advisor.

SUB-ADVISORS
New York Tax-Free Money Market Fund
Prior to December 16, 2003, when the Advisor assumed daily management of the New
York Tax-Free Money Market Fund, the Advisor had delegated daily management of the Fund to a sub-advisor, Federated Investment Management Company (FIMCO).

For its services under the Sub Advisory Agreement, FIMCO received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which FIMCO managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense.
FIMCO was paid by the Advisor as follows:

----------------------------- -------------------------------------------------------
Sub-Advisory Fee              Average Daily Net Assets of the Fund
----------------------------- -------------------------------------------------------
----------------------------- -------------------------------------------------------
0.20%                         on the first $100 million average daily net assets
----------------------------- -------------------------------------------------------
----------------------------- -------------------------------------------------------
0.18%                         on the next $100 million average daily net assets
----------------------------- -------------------------------------------------------
----------------------------- -------------------------------------------------------
0.15%                         on average daily net assets over $200 million
----------------------------- -------------------------------------------------------

Mid Cap Stock Fund
The Adviser has delegated daily management of the Mid Cap Stock Fund to the sub-adviser, Independence Investment LLC (Independence).

For its services under the Sub-Advisory Agreement, Independence receives an allocable portion of the advisory fee the Adviser receives from the Mid Cap
Stock Fund. The allocation is based on the amount of securities which
Independence manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Independence is paid by the Adviser as follows:

--------------------- ----------------------------------------------
Sub-Advisory Fee      Average Daily Net Assets of the Fund
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.40%                 on assets up to $500 million
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.35%                 on assets in excess of $500 million
--------------------- ----------------------------------------------

Large Cap Growth Fund

Prior to July 1, 2004, when the Advisor assumed daily management of the Large
Cap Growth Fund, the Advisor had delegated daily management of the Fund to the sub advisor, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which M&C managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. M&C was paid by the Advisor as follows:

------------------------------ ----------------------------------------------------
Sub-Advisory Fee               Average Daily Net Assets of the Fund
------------------------------ ----------------------------------------------------
------------------------------ ----------------------------------------------------
0.50%                          On the first $50 million average daily net assets
------------------------------ ----------------------------------------------------
------------------------------ ----------------------------------------------------
0.40%                          On the next $50 million average daily net assets
------------------------------ ----------------------------------------------------
------------------------------ ----------------------------------------------------
0.30%                          On the next $100 million average daily net assets
------------------------------ ----------------------------------------------------
------------------------------ ----------------------------------------------------
0.20%                          On average daily net assets over $200 million
------------------------------ ----------------------------------------------------

International Equity Fund
The Adviser has delegated daily management of the International Equity Fund to the sub-adviser, UBS Global Asset Management (Americas) Inc (UBS). For its
services under the Sub-Advisory Agreement, UBS receives an allocable portion of the advisory fee the Adviser receives from the International Equity Fund. The allocation is based on the amount of securities which UBS manages for the Fund.
This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS is paid by the Adviser as follows:

--------------------- ----------------------------------------------
Sub-Advisory Fee      Average Daily Net Assets of the Fund
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.40%                 on the first $50  million  average  daily net
                      assets
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.35%                 on the next $150  million  average  daily net
                      assets
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.30%                 on average daily net assets over $200 million
--------------------- ----------------------------------------------

Small Cap Stock Fund
The Adviser has delegated daily management of the value component of the Small
Cap Stock Fund to a sub-adviser, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. LSV is paid by the Adviser as follows:

--------------------- ----------------------------------------------
Sub-Advisory Fee      Average Daily Net Assets of the Fund
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.65%                 On the first $50  million  average  daily net
                      assets
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.55%                 On average daily net assets over $50 million
--------------------- ----------------------------------------------

The Adviser has delegated daily management of the growth component of the Small
Cap Stock Fund to a sub-adviser, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund.
The allocation is based on the amount of securities which Mazama manages for the
Fund. This fee is paid by the Adviser out of the fees it receives and is not a
Fund expense. Mazama is paid by the Adviser as follows:

--------------------- ----------------------------------------------
Sub-Advisory Fee      Average Daily Net Assets of the Fund
--------------------- ----------------------------------------------
--------------------- ----------------------------------------------
0.70%                 On average daily net assets
--------------------- ----------------------------------------------

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.

                          MTB INVESTMENT ADVISORS, INC.
                               PROXY VOTING POLICY

                                  INTRODUCTION
        MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract.
To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.

                         GENERAL STANDARDS AND APPROACH
        Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.
        Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.
        ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser, which are set forth in detail herein. Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.
        In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.
        Adviser reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Adviser's Board of Directors, or
that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.
        Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.

                              CONFLICTS OF INTEREST

        Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
        The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.
        Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.
        For purposes of identifying conflicts under this policy, the Trade
Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.
        In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:
               1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;
               OR
               2. Prior to voting on the proposal, either:
               (i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or
               (ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).
        Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.
        The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by
Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.
                                 ROUTINE MATTERS
             VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Adviser will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Adviser shall withhold its vote for such candidates. To the extent practicable, Adviser will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:
    o   Long-Term Corporate Performance Record. When Adviser believes that there has been consistent underperformance by a company, Adviser will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Adviser will examine the company's financial performance measures, market-based performance measures, S&P Common Stock rankings, and any other applicable performance measures.
    o   Composition of the Board and Key Board Committees. Adviser will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director. Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors. Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o   Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o   Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o   Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o   Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o   Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.
                               RATIFYING AUDITORS.
Adviser will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.
             CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
                       MAJORITY OF INDEPENDENT DIRECTORS.
Adviser will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors. Adviser will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.
                       STAGGERED VERSUS ANNUAL ELECTIONS.
Adviser will vote for proposals to repeal classified boards and elect all directors annually. Adviser will vote against proposals to classify boards. A classified Board is one in which all directors are not elected in the same year;
rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.
                               CUMULATIVE VOTING.
Adviser will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions. Adviser will vote against proposals to eliminate cumulative voting.
Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote"
standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast
150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).
While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Adviser to vote against providing for cumulative voting: (a) Annually elected board; (b) Majority of board composed of independent directors; (c) Nominating committee composed solely of independent directors; (d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests); (e) Ability of shareholders to call special meetings or to act by written consent with 90 days'
notice; (f) Absence of superior voting rights for one or more classes of stock.
For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share; (g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders; (h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill); (i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered. In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction.
                               PREEMPTIVE RIGHTS.
Adviser will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights. Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Adviser will look at the size of the company and the characteristics of its shareholder base.
                          STOCK OWNERSHIP REQUIREMENTS.
Adviser will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.
                                 TERM OF OFFICE.
Adviser will vote against shareholder proposals to limit the tenure of outside directors.
                                   AGE LIMITS
Adviser                 will vote against shareholder proposals to impose
                        mandatory retirement age for outside directors. DIRECTOR
                        AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION.
Adviser will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Adviser will vote against proposals that are overly broad.
                          SEPARATING CHAIRMAN AND CEO.
Adviser will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis. In cases in which corporate performance is average or better relative to a peer group and market index,
Adviser will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Adviser will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.
                   SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Adviser will vote against proposals that provide that directors may be removed only for cause. Adviser will vote for proposals to restore shareholder ability to remove directors with or without cause. Adviser will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Adviser will vote for proposals that permit shareholders to elect directors to fill board vacancies. Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets).
This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.
                 SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Adviser will vote against proposals to restrict or prohibit shareholder ability to call special meetings. Adviser will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management.
According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings.
Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.
The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place. Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

              SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.
Adviser will vote for proposals that seek to fix the size of the board.
Adviser will vote against proposals that give management the ability to alter the size of the board without shareholder approval.
                SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Adviser will vote against proposals to restrict or prohibit shareholders from taking action by written consent. Adviser will vote for proposals to allow or make easier shareholder action by written consent. A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting. Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional Shareholder Services, Inc. (ISS) reports that 350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.
Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly.
Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.
                                 PROXY CONTESTS
              VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest)
shall be voted on a case-by-case basis with the vote determined by the Adviser's
Trade Management Oversight Committee or that Committee's designee.
Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.
                    REIMBURSING PROXY SOLICITATION EXPENSES.
Adviser will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis. Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable.
If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.
                                  COMPENSATION
                          EXECUTIVE COMPENSATION PLANS.
Adviser will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness. Adviser will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by Institutional Shareholder
Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Adviser will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Adviser will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o   Option Exercise Price. Adviser does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o   Replacing or Repricing Awards or Grants. Adviser does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o   Omnibus or Blank Check Stock Plans. Adviser does not favor "omnibus" or
        "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o   Pyramiding. Adviser generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o   Stock Appreciation Rights. Adviser does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o   Reload Options (also termed Restoration Options, Incremental Stock
        Ownership, or Accelerated-Ownership Options). Adviser does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock;
        the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o   Restricted Stock. Adviser does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o   Change of Control Features. Adviser does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o   Loans to Executives. Adviser generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o   Amendments. Adviser does not favor plans that authorize the Board of
        Directors or its Compensation Committee to materially amend a plan without shareholder approval.
                             DIRECTOR COMPENSATION.
Adviser will vote for director compensation plans on a case-by-case basis.
Adviser favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

                          SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Adviser will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis. Adviser will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation. Adviser opposes shareholder proposals that impose arbitrary limits on compensation.
                           GOLDEN AND TIN PARACHUTES.
Adviser will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification. Adviser will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes. Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment.
These plans are commonly known as "golden parachutes" in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Adviser will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients.
The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.
                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Adviser will vote for proposals seeking shareholder approval to implement an
ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue Code of 1986,
ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.
                         EMPLOYEE STOCK PURCHASE PLANS.
Adviser will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals. Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.
                         401(k) EMPLOYEE BENEFIT PLANS.
Adviser will vote for proposals to implement 401(k) savings plans for employees.
                      MERGERS AND CORPORATE RESTRUCTURINGS
                            MERGERS AND ACQUISITIONS.
Adviser will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis.
Adviser's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts. Among the factors to be considered are:
    o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation; o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
    o anticipated financial and operating benefits, including synergies to be obtained, if any; o offer price; o preservation or elimination of shareholder rights; o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover
        cash-outs;
    o other options that may be available.
                                  ASSET SALES.
Adviser will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

                                   SPIN-OFFS.
Adviser will vote for spin-offs that add economic value to its clients'
investment.
A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:
    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off; o effects of spin-off on parent company; o planned use of sale proceeds; o managerial incentives that promote entrepreneurial behavior and better control over operations; and o possible motivation to thwart takeover attempts.
                                  LIQUIDATIONS.
Adviser will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.
                                APPRAISAL RIGHTS.
Adviser will vote for proposals to restore or confer rights of appraisal.
Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares. Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.
Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.
                          BLANK CHECK PREFERRED STOCK.
Adviser will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Adviser will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights. Adviser will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Adviser will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose. Adviser will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.
                         SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.
Adviser will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
                              DEBT RESTRUCTURINGS.
Adviser will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis. Factors which Adviser will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

                             TENDER OFFER DEFENSES
                   SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Adviser will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification. Adviser will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.
Adviser may consider supporting a poison pill if the following factors are present:
        o 20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);

    o sunset provisions of five years or less;
        o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and

    o no dead-hand or no-hand features.
                             FAIR PRICE PROVISIONS.
Adviser will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Adviser will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision.
This requirement tends to make the cost of acquisition prohibitively expensive.
An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders).
                                   GREENMAIL.
Adviser will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments. Adviser will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.
                                 PALE GREENMAIL.
Adviser will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail. Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Adviser will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.
                             UNEQUAL VOTING RIGHTS.
Adviser will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations. Adviser adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.
                        SUPERMAJORITY VOTE REQUIREMENTS.
Adviser will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations. Adviser will vote for shareholder proposals to lower such supermajority requirements.
                            WHITE SQUIRE PLACEMENTS.
Adviser will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes. White Squire
Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.
                     PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE.
Adviser will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Adviser's investment mandate from the client directs Adviser to consider social implications of the account's investments. These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded:
"amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.
                            STATE TAKEOVER STATUTES.
Adviser will vote for proposals to opt out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders. Control
Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for
Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.
Control Share Cash-Out Statutes give dissident shareholders the right to
"cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company.
Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards. Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties. Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time
(between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.
Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.
                   MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
                           SHARE REPURCHASE PROGRAMS.
Adviser will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
                       REDUCING PAR VALUE OF COMMON STOCK.
Adviser will vote for management proposals to reduce the par value of common stock.
                   STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Adviser will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.
                              REVERSE STOCK SPLITS.
Adviser will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Adviser will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range. How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock?
Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Adviser will evaluate the proposal as if it were a request for additional authorized shares. In extraordinary cases, Adviser will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to
Adviser than the excessive share authorization.

                        INCREASE AUTHORIZED COMMON STOCK.
Adviser will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.

Adviser will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.)
Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.
When faced with a request to increase authorized common shares, Adviser will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Adviser recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway. Institutional
Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S. equity market. Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An
11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.
Adviser recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Adviser recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

                            CHANGING CORPORATE NAME.
Adviser will generally vote for management proposals to change the corporate name.
                           REINCORPORATION PROPOSALS.
Adviser will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Adviser will generally vote against reincorporation proposals.
                              CONFIDENTIAL VOTING.
Adviser will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.
                                  EQUAL ACCESS.
Adviser will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material (i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii)
to nominate their own candidates to the board. Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.
                               BUNDLED PROPOSALS.
Adviser will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others. A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally.
However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.
                        SHAREHOLDER ADVISORY COMMITTEES.
Adviser will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.
                            ANNUAL MEETING LOCATION.
Adviser will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.
                                   DISCLOSURE.
Adviser will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.
                           investment company PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors. At the time this Proxy Voting Policy was adopted,
Adviser did not manage any closed-end funds. However, issues relevant to closed-end funds are covered for the sake of completeness.
There                                       are a few proxy issues that relate
                                            specifically to closed-end funds.
                                            Those will be noted below. ELECTION
                                            OF DIRECTORS.
Adviser votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds;
and, attendance at board and committee meetings.
Adviser will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.
                     APPROVE NEW CLASSES OR SERIES OF SHARES
Adviser will vote for the establishment of new classes or series of shares.
                         INVESTMENT ADVISORY AGREEMENTS.
Adviser will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisers or changing the advisory agreement due to a change in the structure or purpose of the fund.
                         CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Adviser will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio. Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.
                           CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Adviser will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis. Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.
                       CHANGE IN FUND'S SUBCLASSIFICATION
Adviser will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.
                              NAME CHANGE PROPOSALS
Adviser will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.
                         CHANGES TO THE CHARTER DOCUMENT
Adviser will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal;
the efficiencies that could result; and regulatory standards and implications.
                           CHANGE THE FUND'S DOMICILE
Adviser will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.
                       CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY]
Adviser will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.
                PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Adviser will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.
                                 PROXY CONTESTS
Adviser will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.
                  DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Adviser will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.
                  AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISERS WITHOUT
SHAREHOLDER APPROVAL Adviser will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisers without shareholder approval.
A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the
Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisers arbitrarily.
                            DISTRIBUTION AGREEMENTS.
Adviser will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate. Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale.
                             MASTER-FEEDER STRUCTURE
Adviser will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund. Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value. Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

                                     MERGERS
Adviser will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds;
and continuity of management personnel.
                       SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Adviser will vote against the establishment of a director ownership requirement.
Adviser is generally in favor of director ownership of fund shares. However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex. Therefore, Adviser believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.
                     SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Adviser will vote on the reimbursement of expenses on a case-by-case basis.
              SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISER
Adviser will vote shareholders proposals to terminate the investment adviser on a case-by-case basis, considering the following factors: performance of the fund's NAV; and, the fund's history of shareholder relations.
                        SOCIAL AND ENVIRONMENTAL ISSUES
                        SOCIAL AND ENVIRONMENTAL ISSUES.
Adviser will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Adviser's clients will not be affected positively or negatively by the determination of such an issue, unless the Adviser's investment mandate from the client directs Adviser to follow a socially responsible investment strategy, in which case the Adviser vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Adviser's clients, Adviser will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Adviser's clients, Adviser will generally vote against the proposal. Where the Adviser is mandated to follow a socially responsible investment strategy, Adviser will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Adviser may consider the following in analyzing shareholder social proposals:
>>  whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
>>      the percentage of sales, assets, and earnings affected;
>>  the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
>>      whether the issues presented should be dealt with through government action or through company-specific action;
>>      whether the company has already responded in some appropriate manner to the request embodied in the proposal;
>> whether the company's analysis and voting recommendation to shareholders is persuasive; >> what other companies have done in response to the issue; >>
whether the proposal itself is well framed and reasonable; >> whether implementation of the proposal would achieve the objectives sought in the proposal; and >> whether the subject of the proposal is best left to the discretion of the board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC's website at http://www.sec.gov and through the Trust's Internet site. Go to
www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds'
Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could diversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

On April 30, 2004, the following Funds owned securities of the following regular broker/dealers:


Money Market Fund - Morgan Stanley - $90,000,000.

Short Term Corporate Bond Fund - BankBoston Capital Trust III - $238,183; Credit Suisse First Boston USA,
Inc. - $1,000,600; Bear Stearns Cos., Inc. - $1,649,546; Lehman Brothers Holdings, Inc. - $1,043,230;
Washington Mutual Finance Corp. - $1,066,690; Citigroup, Inc. - $1,023,260; MBNA America Bank, NA - $533,600;
BankBoston Corp. - $1,064,530; Household Finance Corp. - $532,980; Merrill Lynch & Co., Inc. -
$1,059,250; Morgan Stanley - $1,066,010; American Express Co. - $1,800,725; Goldman Sachs Group, LP -
$631,586; Bank of America Corp. - $1,053,550; and MBNA Corp. - $330,522.

U.S. Government Bond Fund - Goldman Sachs Group, Inc. - $1,057,386.

Intermediate Term Bond Fund - Wachovia Corp. - $5,438,460; Lehman Brothers Holdings, Inc. - $716,934;
Citigroup, Inc. - $2,122,660;  Bear Stearns Cos, Inc. - $917,974; Morgan Stanley - $533,975; Bank One Corp. -
$1,560,958; Bank of America Corp. - $1,671,917; Fleet National Bank - $1,412,030; and Goldman Sachs Group,
Inc.  - $1,249,638.

Income Fund - Lehman Brothers Holdings, Inc. - $2,376,033; Merrill Lynch & Co., Inc. - $1,447,172;  and
Goldman Sachs Group, Inc. - $2,118,321.

Balanced Fund - Morgan Stanley - $3,083,400.

Social Balanced Fund - Morgan Stanley - $56,529.

Equity Income Fund - Citigroup, Inc. - $2,164,050.

Large Cap Value Fund - Citigroup, Inc. - $3,858,405; and Morgan Stanley - $1,758,566.

Multi Cap Growth Fund - Citigroup, Inc. - $1,202,250.
International Equity Fund - ABN AMRO Holdings - $939,080; Credit Suisse Group -
$1,268,715; and HSBC Holdings PLC - $1,494,867.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of the subadvisors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1,
2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

--------------------------------------------------------------------------------------------
Maximum                                     Average  Aggregate  Daily Net Assets of the MTB
--------------------------------------------Group of Funds
Administrative Fee
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.06%                                       on the first $2 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.03%                                       on the next $3 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.015%                                      on assets in excess of $5 billion
--------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

Fees payable to M&T Securities, Inc.:

--------------------------------------------------------------------------------------------
Maximum                                     Average  Aggregate  Daily Net Assets of the MTB
--------------------------------------------Group of Funds
Administrative Fee
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.04%                                       on the first $5 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.015%                                      on assets in excess of $5 billion
--------------------------------------------------------------------------------------------

Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule:

Fees Payable to FSC:

--------------------------------------------------------------------------------------------
                                                Average  Aggregate  Daily Net Assets of the
------------------------------------------------MTB Group of Funds
Maximum
Administrative Fee
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.06%                                           on the first $2 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.03%                                           on the next $3 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.02%                                           on the next $2 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.0125                                          on the next $3 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.01%                                           on assets in excess of $10 billion
--------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:

--------------------------------------------------------------------------------------------
                                                Average  Aggregate  Daily Net Assets of the
------------------------------------------------MTB Group of Funds
Maximum
Administrative Fee
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.04%                                           on the first $5 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.03%                                           on the next $2 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.0175                                          on the next $3 billion
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
0.015%                                          on assets in excess of $10 billion
--------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate Federated Shareholder Services
Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Funds for these transfer agency services. Boston Financial Data Services, Inc. (BFDS)
replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN and fund accountant
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by
State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT registered public accounting firm
The independent public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the public company accounting oversight board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES
===============================================================================================================

-------------------- -------------------------------------- --------------------------------- ---------------------------------
                              Advisory Fee Paid/                       Brokerage                  Administrative Fee Paid/
                              Advisory Fee Waived                   Commissions Paid             Administrative Fee Waived
                                                            --------------------------------- ---------------------------------
                     -------------------------------------- --------------------------------- ---------------------------------
Funds                      For the fiscal year ended           For the fiscal year ended         For the fiscal year ended
                                   April 30,                           April 30,                         April 30,
                     -------------------------------------- --------------------------------- ---------------------------------
                    -----------------------------------------------------------------------------------------------------------
                        2004          2003        2002         2004       2003       2002       2004       2003       2002
-------------------------------------------------------------------------------------------------------------------------------
International        $1,009,822     $458,410    $382,377     $113,601    $63,000   $69,547     $67,317    $39,590    $32,452
Equity Fund            $20,549      $45,841      $38,238                                         $0         $0         $0
-------------------------------------------------------------------------------------------------------------------------------
--------------------
Small Cap Growth     $1,431,341     $972,474   $1,189,853   $1,269,572  $1,073,828$1,442,574  $124,177   $128,727   $198,401
Fund                   $7,049       $25,314      $13,767                                         $0         $0       $10,824
--------------------
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Stock      $1,230,604     $815,840   $2,846,913    $210,463   $237,508   $478,598    $98,334    $82,845   $371,925
Fund                     $0            $0       $372,376                                         $0         $0       $18,677
-------------------------------------------------------------------------------------------------------------------------------
--------------------
Mid Cap Growth Fund   $700,410      $620,742    $777,615     $104,360   $833,006   $85,654     $65,875    $90,870   $131,729
                       $53,296      $60,173      $67,381                                         $0         $0       $6,562
--------------------
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund   $1,093,452     $887,799    $972,545     $384,787   $291,009   $207,605    $87,549    $90,138    $97,124
                         $0            $0          $0                                            $0         $0         $0
-------------------------------------------------------------------------------------------------------------------------------
--------------------
Multi Cap Growth     $1,044,612     $990,662   $1,477,569    $752,579   $1,035,897 $396,859   $111,632   $145,820   $278,654
Fund                   $70,661      $49,881     $101,116                                         $0         $0       $14,865
--------------------
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth      $216,183      $131,579    $122,938     $61,043     $22,394   $20,142     $17,128    $13,367    $12,275
Fund                   $44,438      $37,151      $34,712                                         $0         $0         $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Stock      $3,537,059    $1,946,796  $1,400,392   $1,073,232  $601,877   $418,785   $274,510   $191,521   $139,852
Fund                   $61,646      $208,043       $0                                            $0         $0         $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund     $225,086      $182,193    $201,903     $63,315    $100,533   $81,465     $85,727   $102,520   $136,550
                      $185,279      $140,899    $145,813                                         $0       $36,902    $33,755
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value       $488,650      $288,270    $276,427     $151,297   $102,070   $112,595    $47,126    $35,557    $33,519
Fund                     $0            $0          $0                                            $0         $0         $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund    $529,550      $456,565    $546,080     $76,230     $76,669   $166,296    $60,358    $80,282   $107,102
                       $19,289      $60,603      $56,451                                         $0         $0       $5,379
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund        $1,138,099    $1,488,159  $2,151,699    $163,751   $580,797   $175,528   $129,098   $220,996   $431,184
                       $31,083      $97,981     $285,597                                         $0         $0       $22,858
-------------------------------------------------------------------------------------------------------------------------------
--------------------                           --------------------------------------------------------------------------------
Social Balanced        $23,935      $15,976    $1,189,853     $3,815       $0     $1,442,574   $9,921     $22,420   $198,401
Fund                   $10,913      $15,779      $13,767                                         $0       $1,996     $10,824
--------------------              ---------------------------------------------------------------------------------------------

--------------------- ---------------------------------- -------------------------------- ------------------------------
                             Advisory Fee Paid/                     Brokerage               Administrative Fee Paid/
                             Advisory Fee Waived                Commissions Paid            Administrative Fee Waived
                                                         -------------------------------- ------------------------------
                      ---------------------------------- -------------------------------- ------------------------------
Funds                     For the fiscal year ended         For the fiscal year ended       For the fiscal year ended

                      ---------------------------------- -------------------------------- ------------------------------
                     ---------------------------------------------------------------------------------------------------
                      April 30,   April 30,  April 30,  April 30,  April 30,  April 30,  April 30,  April     April
                        2004        2003        2002       2004       2003       2002       2004    30, 2003  30, 2002
------------------------------------------------------------------------------------------------------------------------
Intermediate Term    $1,508,960   $773,641   $795,306       $0         $0         $0      $152,735  $134,960  $173,680
Bond Fund             $223,708     $96,989    $131,574                                       $0        $0      $7,394
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income Fund          $1,375,233  $1,632,277  $2,032,658     $0         $0         $0      $167,868  $257,874  $434,696
                       $48,482    $132,959    $241,935                                       $0        $0      $81,035
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Short-Term            $487,224    $494,365    $557,664      $0         $0         $0      $54,574    $80,782  $100,981
Corporate Bond Fund    $14,128     $44,784    $45,371                                        $0        $0      $4,116
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Maryland Municipal    $863,280    $826,043    $788,419      $0         $0         $0      $95,557   $133,381  $159,258
Bond Fund             $127,811    $175,084    $201,256                                       $0        $0      $6,857
------------------------------------------------------------------------------------------------------------------------
---------------------
Pennsylvania         $1,440,936  $1,058,247  $1,069,984     $0         $0         $0      $147,835  $164,075  $213,783
Municipal Bond Fund    $22,353     $4,437      $4,727                                        $0        $0      $9,029
---------------------
------------------------------------------------------------------------------------------------------------------------
New York Municipal    $617,754    $587,306    $553,523     $20         $0         $0      $60,876    $72,437   $67,114
Bond Fund              $65,546     $75,511    $71,167                                        $0        $0        $0
---------------------
------------------------------------------------------------------------------------------------------------------------
U.S. Government      $1,466,043   $896,407    $714,832      $0         $0         $0      $140,635  $110,582   $86,674
Bond Fund                $0          $0          $0                                          $0        $0        $0
---------------------
------------------------------------------------------------------------------------------------------------------------
Short Duration        $960,213    $624,732    $401,818   $19,304       $0         $0      $107,381   $89,916   $56,839
Government Bond Fund  $204,311    $208,244    $133,940                                     $4,329      $0        $0
---------------------
------------------------------------------------------------------------------------------------------------------------
Money Market Fund    $9,740,590  $7,559,754  $8,912,679     $0         $0         $0     $1,293,971 $1,304,918$1,512,795
                     $4,799,233  $3,023,902  $2,673,111                                      $0        $0        $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money        $742,099    $423,497    $391,726      $0         $0         $0      $128,632  $170,225  $200,076
Market Fund           $418,318    $243,847    $258,946                                       $0        $0      $7,016
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
U.S. Government      $9,650,560  $4,040,373  $4,105,583     $0         $0         $0     $1,463,874 $1,413,655$2,018,470
Money Market Fund    $4,082,561   $902,236   $1,628,057                                      $0        $0      $73,459
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money  $4,572,131  $3,605,796  $4,090,209     $0         $0         $0      $612,703  $622,239  $694,237
Market Fund          $1,593,288   $649,043    $736,238                                       $0        $0        $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax       $77,327     $51,176    $88,056       $0         $0         $0      $17,809    $42,015   $51,480
Free Money Market      $77,327     $51,176    $40,592                                      $1,560    $12,423   $1,485
Fund
---------------------
------------------------------------------------------------------------------------------------------------------------
Prime Money Market   $1,354,482  $1,304,294  $1,190,569     $0         $0         $0      $186,258  $225,178  $202,049
Fund                  $808,347    $782,577    $714,341                                       $0        $0        $0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
New York Tax Free     $959,610    $988,516    $935,723      $0         $0         $0      $132,703  $170,675  $158,826
Money Market Fund     $316,926    $177,933    $168,430                                       $0        $0        $0
------------------------------------------------------------------------------------------------------------------------

12b-1 and Shareholder Services Fees

-----------------------------------------------------------------------------------------------------------------------
                           For the fiscal year ended April 30, 2004
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                          Shareholder Services Fees                           12b-1 Fees
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fund          Class S       Institutional  InstitutionalInstitutional   Class S   InstitutionalInstitutionalInstitutional
              Shares            Class        I Class       II Class      Shares      Class       I Class     II Class
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
International      N/A           N/A        $ 107,127     N/A              N/A        N/A          $ -         N/A
Equity Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Small Cap          N/A           N/A        $ 114,376     N/A              N/A        N/A          $ -         N/A
Growth Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Small Cap          N/A           N/A        $ 194,876     N/A              N/A        N/A          $ -         N/A
Stock Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mid Cap            N/A           N/A        $ 45,362      N/A              N/A        N/A          $ -         N/A
Growth Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mid Cap            N/A           N/A        $ 47,874      N/A              N/A        N/A          $ -         N/A
Stock Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Multi Cap          N/A           N/A        $ 147,284     N/A              N/A        N/A          $ -         N/A
Growth Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Large Cap          N/A           N/A        $ 11,739      N/A              N/A        N/A          $ -         N/A
Growth Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Large Cap          N/A           N/A        $ 265,690     N/A              N/A        N/A          $ -         N/A
Stock Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Equity Index       N/A           N/A         $ 3,192      N/A              N/A        N/A          $ -         N/A
Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Large Cap          N/A           N/A        $ 25,291      N/A              N/A        N/A          $ -         N/A
Value Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Equity             N/A           N/A        $ 51,642      N/A              N/A        N/A          $ -         N/A
Income Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund      N/A           N/A        $ 144,021     N/A              N/A        N/A          $ -         N/A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Social             N/A           N/A         $ 6,225      N/A              N/A        N/A          $ -         N/A
Balanced Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Intermediate       N/A           N/A        $ 119,595     N/A              N/A        N/A          $ -         N/A
Term Bond
Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Income Fund        N/A           N/A        $ 208,524     N/A              N/A        N/A          $ -         N/A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Short-Term         N/A           N/A        $ 47,474      N/A              N/A        N/A          $ -         N/A
Corporate
Bond Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Maryland           N/A           N/A        $ 38,538      N/A              N/A        N/A          $ -         N/A
Municipal
Bond Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pennsylvania       N/A           N/A        $ 211,367     N/A              N/A        N/A          $ -         N/A
Municipal
Bond Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
New York           N/A           N/A            $         N/A              N/A        N/A          $ -         N/A
Municipal                                       -
Bond Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
U.S                N/A           N/A        $ 44,852      N/A              N/A        N/A          $ -         N/A
Government
Bond Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Short              N/A           N/A        $ 17,598      N/A              N/A        N/A          $ -         N/A
Duration
Government
Bond Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Money Market  $168,602         $ 5,816          $      $                $168,602       $           $ -      $ 197,225
Fund                                            -          -                           -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tax-Free           N/A           N/A        $ 20,866      $ -              N/A        N/A          $ -       $ 48,755
Money Market
Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
U.S.               N/A           N/A        $ 317,033  $                   N/A        N/A          $ -      $ 642,507
Government                                                 -
Money Market
Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
U.S.               $ 34,626      N/A        $ 42,349   $                $             N/A          $ -      $ 253,911
Treasury                                                   -             17,888
Money Market
Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Pennsylvania       N/A           N/A        $ 10,780   $                   N/A        N/A          $ -      $
Tax-Free                                                  355                                                 1,365
Money Market
Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
New York           N/A           N/A        $ 35,864      N/A              N/A        N/A          $ -         N/A
Tax-Free
Money Market
Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Prime Money        N/A         $77,146         N/A        N/A              N/A         $           N/A         N/A
Market Fund                                                                            -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------


HOW DO THE FUNDS MEASURE PERFORMANCE?
===============================================================================================================

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD and Effective yield
The yield of Shares of the Equity, Income and Balanced Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a
30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of New York Tax-Free
Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond
Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Average Annual Total Returns and Yield

Total returns are given for the period ended April 30, 2004.

Yield and Effective Yield are given for the 7-day and 30-day periods ended April
30, 2004.

--------------------------------------------------------------------------------------------
     International Equity Fund           30-Day Period                   Start of
                                                                      Performance on
                                                                         8/18/2003
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
      Institutional I Shares:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
           Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
           Before Taxes                       N/A                         18.18%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   After Taxes on Distributions               N/A                         17.78%
--------------------------------------------------------------------------------------------
 After Taxes on Distributions and
          Sale of Shares                      N/A                         11.95%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
               Yield                          N/A                  N/A
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                    30-Day Period        1 Year         5 Years           Start of
                                                                                            Performance on
                                                                                               7/13/1995
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Before Taxes                                  N/A             46.74%          16.16%            16.74%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on Distributions                  N/A             46.74%          12.70%            12.94%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                N/A             30.38%          12.00%            12.31%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Yield                                         N/A               N/A            N/A                N/A
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Small Cap Stock Fund                           30-Day Period                     Start of
                                                                              Performance on
                                                                                8/18/2003
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Before Taxes                                        N/A                           20.36%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on Distributions                        N/A                           18.10%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                      N/A                           14.33%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                                               N/A                            N/A
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund           30-Day Period           1 Year        5 Years            Start of
                                                                                    Performance on
                                                                                      11/18/1996
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Institutional I Shares:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Before Taxes                       N/A                33.17%         5.97%              11.01%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A                33.17%         4.23%               9.32%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          N/A                21.56%         4.44%               8.91%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Yield                              N/A                 N/A            N/A                 N/A
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Mid Cap Stock Fund              30-Day Period                  Start of
                                                            Performance on
                                                              8/18/2003
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Before Taxes                         N/A                        14.31%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on
Distributions                        N/A                        14.31%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                            N/A                        9.30%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Yield                                N/A                         N/A
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Multi Cap Growth Fund          30-Day Period            1 Year         5 Years            10 Years
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Institutional I Shares:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Before Taxes                        N/A                 21.47%         (2.36)%             9.22%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A                 21.47%         (3.19)%             7.22%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on                      N/A                 13.96%         (2.17)%             6.97%
Distributions and Sale
of Shares
-------------------------------------------------------------------------------------------------------
Yield                               N/A                  N/A             N/A                N/A
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Large Cap Growth Fund                   30-Day Period                   Start of
                                                                     Performance on
                                                                       8/18/2003
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Institutional I Shares:
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Before Taxes                                 N/A                         7.80%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
After Taxes on Distributions                 N/A                         7.80%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                           N/A                         5.07%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Yield                                        N/A                          N/A
------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Large Cap Stock Fund           30-Day Period           1 Year         5 Years            Start of
                                                                                      Performance on
                                                                                         4/1/1996
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Before Taxes                        N/A                22.35%         (1.34)%              7.12%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A                22.14%         (3.11)%              4.92%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A                14.51%         (1.56)%              5.25%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Yield                               N/A                 N/A             N/A                 N/A
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Equity Index Fund            30-Day Period          1 Year        5 Years             Start of
                                                                                   Performance on
                                                                                     10/1/1997
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Institutional I Shares:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Before Taxes                      N/A               22.06%        (2.26)%              3.75%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                     N/A               21.48%        (3.59)%              2.49%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on                    N/A               14.32%        (2.35)%              2.74%
Distributions and Sale
of Shares
------------------------------------------------------------------------------------------------------
Yield                             N/A                N/A            N/A                 N/A
------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Large Cap Value Fund                 30-Day Period               Start of
                                                              Performance on
                                                                8/18/2003
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Before Taxes                              N/A                     12.71%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on Distributions              N/A                     12.46%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Shares                        N/A                     8.26%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Yield                                     N/A                      N/A
----------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Equity Income Fund             30-Day Period           1 Year          5 Years               Start of
                                                                                          Performance on
                                                                                            11/18/1996
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Institutional I Shares:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Before Taxes                        N/A                20.49%           0.05%                 5.58%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A                19.85%          (1.18)%                3.81%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A                13.29%          (0.52)%                3.95%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Yield                               N/A                 N/A              N/A                   N/A
-------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Balanced Fund                            30-Day Period            1 Year         5 Years          10 Years
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Before Taxes                                  N/A                 14.11%          1.59%            8.52%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on Distributions                  N/A                 13.71%          0.43%            6.51%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                N/A                 9.17%           0.78%            6.25%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Yield                                         N/A                  N/A             N/A              N/A
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Social Balanced Fund           30-Day Period            1 Year                 Start of
                                                                            Performance on
                                                                               5/29/2001
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                        N/A                 3.50%                    5.04%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on                      N/A                 2.12%                    3.66%
Distributions
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A                 2.43%                    3.48%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                              3.21%                 N/A                      N/A
--------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Intermediate-Term Bond         30-Day Period            1 Year         5 Years             Start of
                                                                                        Performance on
Fund                                                                                      11/18/1996
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Institutional I Shares:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Before Taxes                        N/A                 1.21%           5.63%               5.76%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A                (0.46)%          3.61%               3.58%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A                 1.00%           3.57%               3.57%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Yield                              3.22%                 N/A             N/A                 N/A
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Income Fund                    30-Day Period            1 Year         5 Years             10 Years
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Institutional I Shares:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Before Taxes                        N/A                 0.81%           5.55%               6.42%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A                (1.00)%          3.43%               4.09%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           N/A                 0.92%           3.46%               4.05%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Yield                              3.56%                 N/A             N/A                 N/A
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Bond         30-Day Period            1 Year            5 Years                Start of
                                                                                                 Performance on
Fund                                                                                                4/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Before Taxes                           N/A                 1.31%              4.18%                  4.62%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions           N/A                 0.46%              2.49%                  2.73%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                 N/A                 0.85%              2.52%                  2.75%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Yield                                 2.10%                 N/A                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund      30-Day Period            1 Year            5 Years                Start of
                                                                                                 Performance on
                                                                                                   11/18/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Before Taxes                           N/A                 1.92%              4.48%                  4.99%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions           N/A                 1.92%              4.46%                  4.94%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on                         N/A                 2.65%              4.44%                  4.90%
Distributions and Sale of
Shares
--------------------------------------------------------------------------------------------------------------------
Yield                                 3.71%                 N/A                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                  6.50%                 N/A                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Bond       30-Day Period            1 Year            5 Years                Start of
                                                                                                 Performance on
Fund                                                                                                4/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Before Taxes                           N/A                 1.21%              4.22%                  4.66%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions           N/A                 1.21%              4.21%                  4.62%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                                 N/A                 2.11%              4.20%                  4.58%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Yield                                 3.71%                 N/A                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                  5.99%                 N/A                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
New York Municipal Bond Fund                       30-Day Period                      Start of
                                                                                   Performance on
                                                                                      8/18/2003
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Before Taxes                                            N/A                             3.39%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions                            N/A                             3.23%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                          N/A                             3.22%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Yield                                                  3.71%                             N/A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                                   6.44%                             N/A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund 30-Day Period Start of
                                                                                   Performance on
                                                                                      8/18/2003
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Before Taxes                                            N/A                             2.44%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions                            N/A                             1.40%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                          N/A                             1.59%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Yield                                                  3.69%                             N/A
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Short Duration                    30-Day Period            1 Year         5 Years             Start of
                                                                                           Performance on
Government Bond Fund                                                                         10/31/1995
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Institutional  I  Shares
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Before Taxes                           N/A                 0.66%           4.50%               4.72%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                          N/A                (0.22)%          2.56%               3.08%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                              N/A                 0.43%           2.63%               3.02%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Yield                                 2.07%                 N/A             N/A                 N/A
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Money Market Fund              7-Day Period         1 Year                       Start of Performance on
                                                                ------------
                                                               -  5 Years               6/8/1998
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Class S Shares:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Total Return                        N/A             0.18%          2.62%                  2.89%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Yield                              0.15%             N/A            N/A                    N/A
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Money Market Fund               7-Day Period            1 Year            Start of Performance on
                                                                                  9/4/2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Institutional Shares:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return                         N/A                0.51%                      1.02%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Yield                               0.46%                N/A                        N/A
-----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Money Market Fund                       7-Day Period             Start of Performance on
                                                                        8/18/2003
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Institutional I Shares:
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return                                N/A                           0.48%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yield                                      0.65%                           N/A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Money Market Fund                       7-Day Period             Start of Performance on
                                                                        8/18/2003
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Institutional II Shares:
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return                                N/A                           0.43%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yield                                      0.36%                           N/A
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                 7-Day Period             1 Year                            Start of
                                                                          ----
                                                                                 5 Years        Performance on
                                                                         -                         10/7/1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Institutional Shares:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return                                N/A                  0.68%           3.09%               3.76%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Yield                                      0.66%                  N/A             N/A                 N/A
------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Money           7-Day Period            1 Year                   Start of
                                                                                    Performance on
Market Fund                                                                            5/1/2001
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Institutional I Shares:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Before Taxes                              N/A                  0.45%                    0.95%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Yield                                    0.37%                  N/A                      N/A
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                     0.60%                  N/A                      N/A
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Money              7-Day Period                                   Start of
                                                          ------   1 Year
                                                                                     Performance on
Market Fund                                              -                             5/11/2001
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Institutional II Shares:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Before Taxes                                  N/A                  0.44%                 0.93%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Yield                                        0.37%                  N/A                   N/A
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                         0.60%                  N/A                   N/A
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
New York Tax-Free Money                  7-Day Period              Start of Performance on
Market Fund                                                               8/18/2003
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Total Return                                  N/A                           0.23%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Yield                                        0.44%                           N/A
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tax-Equivalent Yield                         0.76%                           N/A
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
U.S. Government Money                 7-Day Period         1 Year         5 Years              10 Years
Market Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Before Taxes                               N/A              0.69%          3.12%                4.18%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Yield                                     0.64%              N/A            N/A                  N/A
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
U.S. Government Money                 7-Day Period          1 Year          5 Years             Start of
                                                                                             Performance on
Market Fund                                                                                     7/28/1995
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Institutional II Shares:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------------------
Before Taxes                               N/A              0.62%            3.05%                3.96%
----------------------------------------------------------------------------------------------------------------
Yield                                     0.57%              N/A              N/A                  N/A
----------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund        7-Day Period           1 Year            5 Years             10 Years
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Before Taxes                          N/A                 0.62%             2.05%                2.68%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Yield                                0.69%                 N/A               N/A                  N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                 1.06%                 N/A               N/A                  N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund        7-Day Period           1 Year            5 Years             Start of
                                                                                            Performance on
                                                                                               7/28/1995
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Institutional II Shares:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------
Before Taxes                          N/A                 0.55%             1.98%                2.51%
--------------------------------------------------------------------------------------------------------------
Yield                                0.62%                 N/A               N/A                  N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                 0.95%                 N/A               N/A                  N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market        7-Day Period           1 Year            5 Years             Start of
                                                                                            Performance on
Fund                                                                                           6/8/1998
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Class S Shares:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Before Taxes                          N/A                 0.22%             2.54%                2.79%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Yield                                0.20%                 N/A               N/A                  N/A
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
U.S. Treasury Money Market           7-Day Period              Start of Performance on
Fund                                                                  8/18/2003
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                              N/A                           0.33%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                                    0.49%                           N/A
----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
U.S. Treasury Money Market           7-Day Period              Start of Performance on
Fund                                                                  8/18/2003
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Institutional II Shares:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                              N/A                           0.28%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                                    0.42%                           N/A
----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

TAX EQUIVALENCY TABLES
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free
Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free
Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund
and Pennsylvania Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the
Funds' income may be subject to the federal AMT and state and/or local taxes.
The tax-equivalent yield for the New York Tax-Free Money Market Fund for the
7-day period ended April 30, 2004 was 0.76% (Institutional I Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2004 was 6.44% (Institutional I Shares). The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April
30, 2004 was 5.99% (Institutional I Shares).


Taxable Yield Equivalent for 2004 State of New York
Tax Bracket:
Federal               10.00%        15.00%         25.00%        28.00%        33.00%         35.00%
Combined
Federal              14.000%       21.850%        31.850%       35.375%       40.375%        42.375%
& State
Joint Return:           $0     -   $14,301    -   $58,101   -   $117,251  -   $178,651   -     Over
                      $14,300      $58,100        $117,250      $178,650      $319,100       $319,100
Single Return:          $0     -    $7,151    -   $29,051   -   $70,351   -   $146,751   -     Over
                      $7,150       $29,050   ---  $70,350       $146,750      $319,100       $319,100

Tax-Exempt Yield                                 Taxable Yield Equivalent
0.50%                 0.58%         0.64%          0.73%         0.77%         0,84%          0.87%
1.00%                 1.16%         1.28%          1.47%         1.55%         1.68%          1.74%
1.50%                 1.74%         1.92%          2.20%         2.32%         2.52%          2.60%
2.00%                 2.33%         2.56%          2.93%         3.09%         3.35%          3.47%
2.50%                 2.91%         3.20%          3.67%         3.87%         4.19%          4.34%
3.00%                 3.49%         3.84%          4.40%         4.64%         5.03%          5.21%
3.50%                 4.07%         4.48%          5.14%         5.42%         5.87%          6.07%
4.00%                 4.65%         5.12%          5.87%         6.19%         6.71%          6.94%
4.50%                 5.23%         5.76%          6.60%         6.96%         7.55%          7.81%
5.00%                 5.81%         6.40%          7.34%         7.74%         8.39%          8.68%
5.50%                 6.40%         7.04%          8.07%         8.51%         9.22%          9.54%
6.00%                 6.98%         7.68%          8.80%         9.28%         10.06%         10.41%
6.50%                 7.56%         8.32%          9.54%         10.06%        10.90%         11.28%
7.00%                 8.14%         8.96%          10.27%        10.83%        11.74%         12.15%
7.50%                 8.72%         9.60%          11.01%        11.61%        12.58%         13.02%
8.00%                 9.30%         10.24%         11.74%        12.38%        13.42%         13.88%
8.50%                 9.88%         10.88%         12.47%        13.15%        14.26%         14.75%
9.00%                 10.47%        11.52%         13.21%        13.93%        15.09%         15.62%
--------------------------------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
---------------------------------------------------------------------------------------------------------------

Taxable Yield Equivalent for 2004 State of Pennsylvania
Tax Bracket:
Federal               10.00%        15.00%         25.00%        28.00%        33.00%         35.00%
Combined
Federal              13.070%       18.070%        28.070%       31.070%       36.070%        38.070%
& State
Joint Return:           $0     -   $14,301    -   $58,101   -   $117,251  -   $178,651   -     Over
                      $14,300      $58,100        $117,250      $178,650      $319,100       $319,100
Single Return:          $0     -    $7,151    -   $29,051   -   $70,351   -   $146,751   -     Over
                      $7,150       $29,050   ---  $70,350       $146,750      $319,100       $319,100

Tax-Exempt Yield                                 Taxable Yield Equivalent
0.50%                 0.58%         0.61%          0.70%         0.73%         0.78%          0.81%
1.00%                 1.15%         1.22%          1.39%         1.45%         1.56%          1.61%
1.50%                 1.73%         1.83%          2.09%         2.18%         2.35%          2.42%
2.00%                 2.30%         2.44%          2.78%         2.90%         3.13%          3.23%
2.50%                 2.88%         3.05%          3.48%         3.63%         3.91%          4.04%
3.00%                 3.45%         3.66%          4.17%         4.35%         4.69%          4.84%
3.50%                 4.03%         4.27%          4.87%         5.08%         5.47%          5.65%
4.00%                 4.60%         4.88%          5.56%         5.80%         6.26%          6.46%
4.50%                 5.18%         5.49%          6.26%         6.53%         7.04%          7.27%
5.00%                 5.75%         6.10%          6.95%         7.25%         7.82%          8.07%
5.50%                 6.33%         6.71%          7.65%         7.98%         8.60%          8.88%
6.00%                 6.90%         7.32%          8.34%         8.70%         9.39%          9.69%
6.50%                 7.48%         7.93%          9.04%         9.43%         10.17%         10.50%
7.00%                 8.05%         8.54%          9.73%         10.16%        10.95%         11.30%
7.50%                 8.63%         9.15%          10.43%        10.88%        11.73%         12.11%
8.00%                 9.20%         9.76%          11.12%        11.61%        12.51%         12.92%
8.50%                 9.78%         10.37%         11.82%        12.33%        13.30%         13.73%
9.00%                 10.35%        10.98%         12.51%        13.06%        14.08%         14.53%
--------------------------------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
---------------------------------------------------------------------------------------------------------------

Taxable Yield Equivalent for 2004 State of Maryland - Including Local Income Tax
Income Tax
Bracket:
Combined
Federal, State        17.90%        22.90%        32.90%         35.90%        40.90%         42.90%
and County
Joint Return:           $0     -   $14,301   -   $58,101    -   $117,251  -   $178,651   -     Over
                     $14,300       $58,100       $117,250       $178,650      $319,100       $319,100
Single Return:          $0     -    $7,151   -   $29,051    -   $70,351   -   $146,751   -     Over
                      $7,150       $29,050       $70,350        $146,750      $319,100       $319,100
Tax-Exempt Yield                                 Taxable Yield equivalent
0.50%                 0.61%         0.65%         0.75%          0.78%         0.85%          0.88%
1.00%                 1.22%         1.30%         1.49%          1.56%         1.69%          1.75%
1.50%                 1.83%         1.95%         2.24%          2.34%         2.54%          2.63%
2.00%                 2.44%         2.59%         2.98%          3.12%         3.38%          3.50%
2.50%                 3.05%         3.24%         3.73%          3.90%         4.23%          4.38%
3.00%                 3.65%         3.89%         4.47%          4.68%         5.08%          5.25%
3.50%                 4.26%         4.54%         5.22%          5.46%         5.92%          6.13%
4.00%                 4.87%         5.19%         5.96%          6.24%         6.77%          7.01%
4.50%                 5.48%         5.84%         6.71%          7.02%         7.61%          7.88%
5.00%                 6.09%         6.49%         7.45%          7.80%         8.46%          8.76%
5.50%                 6.70%         7.13%         8.20%          8.58%         9.31%          9.63%
6.00%                 7.31%         7.78%         8.94%          9.36%         10.15%         10.51%
6.50%                 7.92%         8.43%         9.69%          10.14%        11.00%         11.38%
7.00%                 8.53%         9.08%         10.43%         10.92%        11.84%         12.26%
7.50%                 9.14%         9.73%         11.18%         11.70%        12.69%         13.13%
8.00%                 9.74%         10.38%        11.92%         12.48%        13.54%         14.01%
8.50%                 10.35%        11.02%        12.67%         13.26%        14.38%         14.89%
9.00%                 10.96%        11.67%        13.41%         14.04%        15.23%         15.76%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
      Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be the maximum county rate, or 3.15%.
---------------------------------------------------------------------------------------------------------------

Taxable Yield Equivalent for 2004 Multistate Municipal Fund
Tax Bracket:
Federal               10.00%        15.00%        25.00%         28.00%        33.00%         35.00%
Joint Return:           $0     -   $14,001    -   $56,801   -   $114,651  -   $174,701   -     Over
                     $14,000       $56,800       $114,650       $174,700      $311,950       $311,950
Single Return:          $0     -    $7,001    -   $28,401   -   $68,801   -   $143,501   -     Over
                      $7,000       $28,400        $68,800       $143,500      $311,950       $311,950
Tax-Exempt Yield                                 Taxable Yield Equivalent
0.50%                 0.56%         0.59%          0.67%         0.69%         0.75%          0.77%
1.00%                 1.11%         1.18%          1.33%         1.39%         1.49%          1.54%
1.50%                 1.67%         1.76%          2.00%         2.08%         2.24%          2.31%
2.00%                 2.22%         2.35%          2.67%         2.78%         2.99%          3.08%
2.50%                 2.78%         2.94%          3.33%         3.47%         3.73%          3.85%
3.00%                 3.33%         3.53%          4.00%         4.17%         4.48%          4.62%
3.50%                 3.89%         4.12%          4.67%         4.86%         5.22%          5.38%
4.00%                 4.44%         4.71%          5.33%         5.56%         5.97%          6.15%
4.50%                 5.00%         5.29%          6.00%         6.25%         6.72%          6.92%
5.00%                 5.56%         5.88%          6.67%         6.94%         7.46%          7.69%
5.50%                 6.11%         6.47%          7.33%         7.64%         8.21%          8.46%
6.00%                 6.67%         7.06%          8.00%         8.33%         8.96%          9.23%
6.50%                 7.22%         7.65%          8.67%         9.03%         9.70%          10.00%
7.00%                 7.78%         8.24%          9.33%         9.72%         10.45%         10.77%
7.50%                 8.33%         8.82%         10.00%         10.42%        11.19%         11.54%
8.00%                 8.89%         9.41%         10.67%         11.11%        11.94%         12.31%
8.50%                 9.44%         10.00%        11.33%         11.81%        12.69%         13.08%
9.00%                 10.00%        10.59%        12.00%         12.50%        13.43%         13.85%
9.50%                 10.56%        11.18%        12.67%         13.19%        14.18%         14.62%
10.00%                11.11%        11.76%        13.33%         13.89%        14.93%         15.38%
10.50%                11.67%        12.35%        14.00%         14.58%        15.67%         16.15%
11.00%                12.22%        12.94%        14.67%         15.28%        16.42%         16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
---------------------------------------------------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|       references to ratings,  rankings, and financial  publications and/or performance  comparisons of Shares to certain indices;

|   charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

|   discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

| information about the mutual fund industry from sources such as the Investment
Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

|   Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the
    Government Fund and the NY Municipal Bond Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal
    Bond Funds" categories, respectively, in advertising and sales literature.

|   Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer.
    Index figures are total return figures calculated monthly.

|   Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

|       Lehman  Brothers  Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying  universe of securities,  weighted by market value  outstanding.  The
    Aggregate  Bond Index is comprised of the Lehman  Brothers  Government  Bond Index,  Corporate  Bond Index,
    Mortgage-Backed  Securities  Index  and the  Yankee  Bond  Index.  These  indices  include:  U.S.  Treasury obligations,  including  bonds and notes;  U.S.  agency  obligations,  including  those of the Farm  Credit
    System,  including the National Bank for  Cooperatives  and Banks for  Cooperatives;  foreign  obligations,
    U.S. investment-grade  corporate debt and mortgage-backed  obligations.  All corporate debt included in the
    Aggregate  Bond  Index  has a minimum  rating of BBB by  S&P  or Fitch,  or a minimum  rating of Baa by
    Moody's.

|   Lehman Brothers 1-3 Year Government Index is a widely recognized index of
    U.S. government obligations with maturities between one and three years.

|   Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index of intermediate investment-grade tax-exempt bonds.

|   Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the AMT.

|   Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

|   Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

|   Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
    Government/Corporate Bond Index with maturities between 1 and 9.99 years.
    Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

|   Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by
    S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

|   Morgan Stanley Capital International Europe, Australasia and Far East Index
    (MSCI-EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.
    EAFE performance data is calculated in U.S. dollars and in local currency.

|   Morgan Stanley Capital International Emerging Markets Free Index (MSCI-EMF)
    is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries.

|   Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated
    BBB or better and publicly issued, non-convertible domestic debt of the U.S.
    government or any agency thereof. These quality parameters are based on composites of ratings assigned by S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

|   Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years.
    They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

|       Merrill  Lynch  Domestic  Master Index  includes  issues which must be in the form of publicly  placed, nonconvertible,  coupon-bearing  domestic debt and must carry a term to maturity of at least one year.  Par amounts  outstanding  must be no less than $10  million  at the  start and at the close of the  performance measurement  period.  The Domestic  Master Index is a broader  index than the Merrill  Lynch  Corporate and
    Government Index and includes,  for example,  mortgage related  securities.  The mortgage market is divided by agency,  type of mortgage and coupon and the amount outstanding in each  agency/type/coupon  subdivision must be no less than $200  million  at the start and at the close of the  performance  measurement  period.
    Corporate  instruments must be rated by S&P or by Moody's as investment grade issues (i.e.,  BBB/Baa or better).

|   Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

|   AMEX Market less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by
    S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

|   Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

|   Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

|   Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

|   Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

|   S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S.
    stock market.

|   S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

|   Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

|   Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

| Consumer Price Index is generally considered to be a measure of inflation.

|   Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

|   iMoneyNet, formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The company, a subsidiary of
    Informa Financial Information, Inc., has published Money Fund Report, an industry-leading weekly newsletter since 1975, and has produced Money Fund
    Vision, a database software package, since 1993.

|   Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the
    Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas.
    Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|   Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000
    NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

From time to time, the Money Market Fund will quote their Lipper rankings in the
"money market instrument funds" category in advertising and sales literature.
Investors may use such a reporting service in addition to the Funds'
prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and
Treasury bills, and to money market funds using the Lipper, Inc. money market instruments average. Unlike federally insured bank products, the Shares of the
Funds are not insured. Unlike money market funds, which attempt to maintain a stable NAV, the NAV of the Income and Equity Funds' Shares fluctuates.
Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

FINANCIAL INFORMATION
===============================================================================================================

The Financial Statements for the Funds for the fiscal year ended April 30, 2004 are incorporated by reference to the Annual Report to Shareholders dated April
30, 2004.

INVESTMENT RATINGS
===============================================================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Moody's

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VRDNs And TOBs Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch RATINGS

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+. F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

CP Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii)
evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii)
recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

MTB GROUP OF FUNDS
===============================================================================================================

INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Tax Free Money Market Fund

MTB Pennsylvania Tax Free Money Market Fund

MTB U.S. Government Money Market Fund

INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB Money Market Fund

INSTITUTIONAL SHARES

MTB Prime Money Market Fund

INSTITUTIONAL I SHARES

MTB New York Tax Free Money Market Fund

MTB Short Duration Government Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Short-Term Corporate Bond Fund

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Balanced Fund

MTB Social Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund

MTB International Equity Fund

ADDRESSES
===============================================================================================================

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Investment Advisor
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

Sub-Advisor to MTB Mid Cap Stock Fund
Independence Investment LLC
53 State Street
Boston, MA 02109

Sub-Advisor to MTB International Equity Fund
UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606
Sub-Advisors to MTB Small Cap Stock Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, OR 97258

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.        OTHER INFORMATION.
Item 23.
               (a)                  (i) Conformed copy of Amended and Restated
                                    Agreement and Declaration of Trust of MTB
                                    Group of Funds, a Delaware Statutory Trust;
                                    +
(ii)                                Conformed copy of Amendment to Certificate
                                    of Trust of MTB Group of Funds, a Delaware
                                    Statutory Trust; (38)
               (b)                  (i) Copy of Amended and Restated By-Laws of
                                    MTB Group of Funds, a Delaware Statutory
                                    Trust; (38)
                      (ii)          Copy of Amendment #1 to the Amended and
                                    Restated By-Laws of MTB Group of Funds; +
               (c)                  (i) Copy of Specimen Certificate for Shares
                                    of Capital Stock of the Registrant; (8)
                      (ii)          Copy of Specimen Certificate for Shares of
                                    Capital Stock of the Vision Capital
                                    Appreciation Fund; (15)
               (d)                  (i) Conformed copy of Investment Advisory
                                    Agreement of the Registrant (27 funds) dated
                                    August 22, 2003; (39)
                      (ii)          Conformed copy of Investment Advisory
                                    Agreement of the Registrant (2 money market
                                    funds) dated August 22, 2003; (39)
                      (iii)         Conformed copy of Investment Advisory
                                    Agreement of the Registrant (5 funds)dated
                                    August 22, 2003; (39)
                      (iv)          Conformed copy of Sub-Advisory Agreement for
                                    the MTB Mid Cap Stock Fund (Independence
                                    Investment LLC) dated August 22, 2003; (39)
                      (v)           Conformed copy of Sub-Advisory Agreement for
                                    the MTB Large Cap Growth Fund (Montag &
                                    Caldwell, Inc.), dated August 22, 2003; (39)
                      (vi)          Conformed copy of Sub-Advisory Agreement for
                                    the MTB Small Cap Stock Fund (Mazama Capital
                                    Management, Inc.), dated August 22, 2003;
                                    (39)
                      (vii)         Conformed copy of Sub-Advisory Agreement for
                                    MTB Small Cap Stock Fund (LSV Asset
                                    Management), dated August 22, 2003; (39)
                      (viii)        Conformed copy of Sub-Advisory Agreement for
                                    MTB International Equity Fund (UBS Global
                                    Asset Management), dated August 22, 2003;
                                    (39)
(ix)                                Conformed copy of Sub-Advisory Agreement for
                                    MTB Large Cap Growth Fund II (Montag &
                                    Caldwell, Inc.), dated August 22, 2003; (39)
(x)                                 Conformed copy of Amendment to Sub-Advisory
                                    Agreement for MTB Large Cap Growth Fund II
                                    (Montag & Caldwell, Inc.); (39)
(xi)                                Conformed copy of Amendment to Sub-Advisory
                                    Agreement for Large Cap Growth Fund (Montag
                                    & Caldwell, Inc.); (39)
(xii)                               Conformed copy of Amendment to Sub-Advisory
                                    Agreement for MTB Small Cap Stock Fund
                                    (Mazama Capital Management, Inc.); (39)
(xiii)                              Conformed copy of Amendment to Sub-Advisory
                                    Agreement for MTB Small Cap Stock Fund (LSV
                                    Asset Management); (39)
(xiv)                               Conformed copy of Amendment to Sub-Advisory
                                    Agreement for MTB International Equity Fund
                                    (UBS Global Asset Management (Americas),
                                    Inc.); (39)
(xv)                                Conformed copy of Investment Advisory
                                    Contract Letter Agreement, dated April 1,
                                    2004. (39)
(xvi)                               Conformed copy of Amendment to Subadvisory
                                    Agreement among MTB Group of Funds, MTB
                                    Investment Advisors, Inc. and Independence
                                    Investment LLC; +
               (e)                  (i) Conformed copy of Distributor's Contract
                                    of the Registrant, dated August 15, 2003;
                                    (39)
                      (ii)          Conformed copy of Agreement for
                                    Administrative Services of the Registrant,
                                    dated November 1, 2000; (34)
                      (iii)         Copy of Exhibit 1 to Agreement for
                                    Administrative Services of the Registrant;
                                    (40)
                      (iv)          Conformed copy of Amendment to Agreement for
                                    Administrative Services of the Registrant;
                                    (36)
                      (v)           Conformed copy of Assignment of Agreement
                                    for Administrative Services of the
                                    Registrant; (36)
(vi) Form of Mutual Fund Sales and Services Agreement of the Registrant; (40)
(vii) Conformed copy of Amendment to Distributor's Contract (September 22,
2003); (39) (viii) Conformed copy of Amendment to Agreement for Administrative
Services and Transfer
                                    Agency Services (September 22, 2003); (39)
(ix)          Copy of Exhibit 1 to Agreement for Administrative Services and Transfer Agency
                                    Services; (40)
(x)                                 Conformed copy of Agreement for Transfer
                                    Agency Services between the Registrant and
                                    Boston Financial Data Services, Inc. +
(xi)                                Form of Amendment to Agreement for
                                    Administrative Services, dated October 1,
                                    2002; + (xii) Conformed copy of Amendment #5
                                    to Agreement for Administrative Services and
                                    Transfer
                                    Agency Services; +
               (f)                  Not applicable;
               (g)                  (i) Conformed copy of Custodian Agreement of
                                    the Registrant, dated November 8, 2000; (33)
(ii) Copy of Schedules A-D to the Custodian Agreement of the Registrant; (34)
(iii) Conformed copy of Custody, Fund Accounting and Fund Administration Fee
Schedule; (40) (iv) Copy of Schedule D to the Custodian Contract; (40) (v)
Conformed copy of Securities Lending Authorization Agreement between MTB Group of
                                    Funds and State Street Bank & Trust Company; +
               (h)                  (i) Conformed copy of Recordkeeping
                                    Agreement of the Registrant, including
                                    Exhibits A-C; (23)
                      (ii)          Conformed copy of Amendment #1 to Exhibit A
                                    to the Recordkeeping Agreement of the
                                    Registrant; (28)
                      (iii)        Conformed copy of Amendment No. 2 to Exhibit
                                   A to the Recordkeeping Agreement of the
                                   Registrant; (27)
                      (iv)         Conformed copy of Agreement for
                                   Administrative Services and Transfer Agency
                                   Services of the Registrant, dated November 1,
                                   2000; (32)
                      (v)          Copy of Exhibit 1 to Agreement for
                                   Administrative Services and Transfer Agency
                                   Services of the Registrant; (36)
                      (vi)         Conformed copy of Amendment to Agreement for
                                   Administrative Services and Transfer Agency
                                   Services of the Registrant; (36)
                      (vii)        Conformed copy of Financial Administration
                                   and Accounting Services Agreement between
                                   Registrant and State Street Bank and Trust
                                   Company, dated November 8, 2000. (33)
                      (viii)       Conformed copy of Shareholder Services
                                   Agreement Letter Agreement, dated October 24,
                                   2000; (33)
                      (ix)         Conformed copy of Shareholder Services
                                   Agreement of the Registrant, dated November
                                   8, 2000; (34)
                      (x)          Conformed copy of Exhibit A to the
                                   Shareholder Services Agreement of the
                                   Registrant; (35)
                      (xi)         Conformed copy of Assignment of Shareholder
                                   Services Agreement of the Registrant; (36)
                      (xii)        Conformed copy of Shareholder Services Plan
                                   of the Registrant, dated November 1, 2000.
                                   (33)
                      (xiii)       Conformed copy of Exhibit A to the
                                   Shareholder Services Plan of the Registrant;
                                   (40)
                      (xiv)        Conformed copy of Participation Agreement of
                                   the Registrant, including Exhibits A-E; (36)
                      (xv)         Conformed copy of Indemnification Agreement
                                   of the Registrant; (36)
                      (xvi)        Conformed copy of Service Mark License
                                   Agreement; (39)
(xvii) Conformed copy of Assignment and Consent of Fund Participation Agreement;
(40) (xviii) Conformed copy of Participation Agreement among MTB Group of Funds,
Edgewood Services, Inc.,
                                    MTB Investment Advisors, Inc., TransAmerica Life
                                    Insurance Co. and TransAmerica Financial Life
                                Insurance Co.; +
               (i)                  Conformed copy of Opinion and Consent of
                                    Counsel as to legality of shares being
                                    registered; (11)
               (j)                  Conformed copy of Consent of Independent
                                    Registered Public Accountants; +
               (k)                  Not applicable;
               (l)                  Conformed copy of Initial Capital
                                    Understanding; (11)
               (m)                  (i) Conformed copy of Rule 12b-1 Agreement
                                    of the Registrant and Edgewood Services,
                                    Inc.; +
                      (ii)          Conformed copy of Rule 12b-1 Plan regarding
                                    Class B Shares and Class C Shares of the
                                    Registrant; (40)
                      (iii) Conformed copy of Rule 12b-1 Plan (non-Class B
               Shares and Class C Shares) of the Registrant; (40)
                      (iv) Copy of Dealer (Sales) Agreement; (7) (n) (i)
               Conformed copy of Multiple Class Plan of the
                                    Registrant, dated March 24, 2003, including
                                    Exhibits A-I; (40)
               (o)                  (i) Conformed copy of Power of Attorney of
                                    the Registrant; (39)
(ii) Conformed copy of Power of Attorney of Richard J. Thomas; (39) (iii)
Conformed copy of Power of Attorney of Chairman and Trustee Joseph J. Castiglia;
+
               (p)                  (i) Copy of Code of Ethics for Access
                                    Persons (Manufacturers and Traders Trust
                                    Company); (36)
                      (ii)          Copy of Code of Ethics of Vision Group of
                                    Funds, Inc.; (29)
                      (iii)         Copy of Montag & Caldwell, Inc. Code of
                                    Ethics and Standards of Practice; (36)
                      (iv)          Copy of Independence Investment Associates,
                                    Inc. and Subsidiaries Code of Ethics; (30)
                      (v)           The Registrant hereby incorporates, on behalf of
                                    the Distributor, the conformed copy of the Code
                                    of Ethics for Access Persons from Item 23(p) of
                                    the Federated Institutional Trust Registration
                                    Statement on Form N-1A filed with the Commission
                                    on September 30, 2003 (File Nos. 33-54445 and
                                    811-7193).
                      (vi)          Copy of Code of Ethics of UBS
                                    Brinson/Brinson Partners, Inc.; (32)
                      (vii)         Copy of Code of Ethics of LSV Asset
                                    Management; (34)
                      (viii)        Copy of Code of Ethics of Mazama Capital
                                    Management, Inc. (34)

---------------------------------------------------------------------------------------
+       All exhibits have been filed electronically.
7.      Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
8.      Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos.
        33-20673 and 811-5514)
11.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
15.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos.
        33-20673 and 811-5514)
23.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)
27.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 39 on Form N-1A filed October 21, 1999, (File Nos.
        33-20673 and 811-5514)
28.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos.
        33-20673 and 811-5514)
29.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)
30.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
31.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)
32.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos.
        33-20673 and 811-5514)
33.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos.
        33-20673 and 811-5514)
34.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos.
        33-20673 and 811-5514)
36.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 54 on Form N-1A filed June 27, 2002 (File Nos. 33-20673 and 811-5514)
37.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 55 on Form N-1A filed April 21, 2003 (File Nos. 33-20673 and 811-5514)
38.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 57 on Form N-1A filed August 22, 2003 (File Nos. 33-20673 and 811-5514)
39.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 59 on Form N-1A filed April 28, 2004 (File Nos. 33-20673 and 811-5514)
40.     Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 60 on Form N-1A filed July 1, 2004 (File Nos. 33-20673 and
        811-5514)

Item 24.       Persons Controlled by or Under Common Control with Registrant:
               --------------------------------------------------------------
               None

Item 25.       Indemnification:  7

Item 26.       Business and Other Connections of Investment Adviser:

     (a)       MTB Investment Advisors, Inc., (MTBIA), a subsidiary of Manufacturers and Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant.  As of March 31, 2004, MTBIA and entities affiliated with MTBIA or its predecessors managed approximately $5.5 billion in money market mutual fund assets and $3.3 billion in net assets of fluctuating mutual funds. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $50 billion bank holding company as of March 31, 2004, headquartered in Buffalo, New York.  As of March
               31, 2004, M&T Bank had over 650 offices throughout New York State,
               Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and
               Washington, D.C., and an office in the Cayman Islands, British West
               Indies.

               M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. As of December 31, 2003, M&T
               Bank had over $24.4 billion in assets under management. Except for MTB Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

               The principal executive Officers and the Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession,
               Vocation or Employment is with M&T Bank.

_____________________
                     ------------

7.      Response is incorporated by reference to Registrant's Post-Effective
        Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

        (b)
                                                   Other Substantial
                           Position with           Business, Profession,
     Name                  M&T Bank   Vocation or Employment

William F. Allyn           Director   President, Welch Allyn
P.O. Box 50                                        Ventures, LLC
Skaneateles Falls, NY 13153-0050

Brent D. Baird Director    Private Investor
1350 One M&T Plaza
Buffalo, NY 14203-2396

Robert J. Bennett          Director Former Chairman of the
101 Marrelle Road                                  Board, M&T Bank
Fayetteville, NY 13066-1019                        Corporation

C. Angela Bontempo         Director President and Chief
3287 Georgian Court                 Executive Officer,
Erie, PA 16506                      Saint Vincent Health
                                                   System

Robert J. Brady             DirectorChairman and Chief
286 Greenwood Court                 Executive Officer,
East Aurora, NY 14052-1353                         Moog Inc.

Emerson L. Brumback        Executive               Executive Vice
One M&T Plaza,             Officer                 President, M&T Bank
19TH Floor                                         Corporation and M&T Bank
Buffalo, NY 14203-2396

Michael D. Buckley     Director                    Group Chief Executive,
Bankcentre, Ballsbridge                            Allied Irish Banks, plc
Dublin, 6, Ireland

R. Carlos Carballada Director Chancellor Emeritus, 255 East Avenue New York
State Board 3rd Floor of Regents
Rochester, NY 14604-2624

T. Jefferson Cunningham III Director Chairman of the 1100 Route 52 Director's
Advisory Lagrangeville, NY 12540 Council, Hudson Valley
                                                   Division of Manufacturers
                                                   and Traders Trust Company

                                                   Other Substantial
                           Position with           Business, Profession,
     Name             the Adviser   Vocation or Employment

                Donald Devorris Director Chairman of the Board,
                  101 Lakemont Park Blvd. The Blair Companies
Altoona, PA 16602

Richard E. Garman          Director   Retired President and
578 Mill Road                         Chief Executive Officer,
East Aurora, NY 14052-2831                         A.B.C. Paving Co., Inc. and Buffalo
                                                   Crushed Stone, Inc.

James V. Glynn             Director               Chairman of the Board
151 Buffalo Avenue                    and Chief Executive
Suite 204                                          Officer, Maid of the
Niagara Falls, NY 14303-1288                       Mist Corporation

Derek C. Hathaway      Director       Chairman of the Board,
350 Poplar Church Road                             President and Chief
Camp Hill, PA 17011                   Executive Officer,
                                                   Harsco Corporation

Daniel R. Hawbaker    Director        President and Chief
325 West Aaron Drive                  Executive Officer,
State College, PA 16803                            Glenn O. Hawbaker, Inc.

Patrick W.E. Hodgson  Director      President, Cinnamon
60 Bedford Road                                    Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

Gary Kennedy        Director                   Group Director, Finance
AIB Group, AIB                                 and Enterprise Technology,
Bankcentre, Ballsbridge                          Allied Irish Banks, plc
Dublin, 4, Ireland

Richard G. King            Director   President and Chief
900 High Street                                    Operating Officer,
Hanover, PA 17331                                  Utz Quality Foods, Inc.

                                                   Other Substantial
                           Position with           Business, Profession,
     Name             the Adviser   Vocation or Employment

Reginal B. Newman, II Director      Chairman of the Board,
2440 Sheridan Drive                   NOCO Energy Corp.
Tonawanda, NY 14150-9416

Jorge G. Pereira             Director Vice Chairman of the
350 Park Avenue                                    Board, M&T Bank
6th Floor                                          Corporation and
New York, NY 10022-6022                            Manufacturers and
                                                   Traders Trust Company

Michael P. Pinto          Executive Officer        Executive Vice
One M&T Plaza                         President and
19th Floor                                         and Chief Financial
Buffalo, NY 14203-2399                             Officer, Manufacturers
                                                   and Traders Trust
                                                   Company and M&T Bank
                                                   Corporation

Melinda R. Rich              Director President,
P.O. Box 245                          Rich Entertainment
Buffalo, NY 14240-0245                             Group

Robert E. Sadler, Jr. Director and    President,
19th Floor                     Executive           Manufacturers
Buffalo, NY 14203-2399         Officerand Traders Trust
                                                   Company and
                                                   Executive Vice
                                                   President, M&T Bank
                                                   Corporation

Eugene J. Sheehy            Director          Chairman and Chief
25 South Charles Street                         Executive Officer,
22nd Floor                                       M&T Bank's Mid-Atlantic
Baltimore, MD 21201                            Division

Stephen G. Sheetz            Director Chairman of the Board,
5700 6th Avenue                                    Sheetz, Inc.
Altoona, PA 16602

Herbert L. Washington Director      President,
4900 Market Street                    H.L.W. Fast Track, Inc.
Boardman, OH 44512

Robert G. Wilmers          Director and            Chariman of the Board,
One M&T Plaza         Executive Officer            President, and Chief,
19th Floor                                         Executive Officer;
Buffalo, NY  14203-2399                            M&T Bank Corporation;
                                                   and Chairman of the
                                                   Board and Chief
                                                   Executive Officer,
                                                   Manufacturers and
                                                   Traders Trust Company

Item 27.       Principal Underwriters:

                      (a) Edgewood Services, Inc. the Distributor for shares of
                      the Registrant, acts as principal underwriter for the
                      following open-end investment companies, including the
                      Registrant: Banknorth Funds, BBH Fund, Inc., BBH Trust,
                      Excelsior Funds, Inc., Excelsior Institutional Trust,
                      Excelsior Tax-Exempt Funds, Inc., Golden Oak(R) Family of
                      Funds, Hibernia Funds, The Huntington Funds, Huntington VA
                      Funds, Marshall Funds, Inc., MTB Group of Funds, The
                      Provident Riverfront Funds, and WesMark Funds.

               (b)

           (1) (2) (3) Name and Principal Positions and Offices Positions and
Offices Business Address With Distributor With Registrant

Charles L. Davis, Jr.               President,
5800 Corporate Drive                Edgewood Services, Inc.                      --
Pittsburgh, PA 15237-7002

J. Christopher Donahue Director, -- 5800 Corporate Drive Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue                   Director and Executive                       --
5800 Corporate Drive                Vice President,
Pittsburgh, PA 15237-7002           Edgewood Services, Inc.

Peter J. Germain                    Director and Secretary,                      --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston                  Vice President,                              --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III                  Treasurer,                                   --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen                     Assistant Secretary,                         --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                    Assistant Treasurer,
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

        (c)    Not applicable

Item 28.       Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds    Reed Smith LLP
                                    Investment Management Group (IMG)
                                    Federated Investors Tower
                                   12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, Pennsylvania 15222-3779
                                    (Notices should be sent to the Agent for Service
                                    at the above address)

                                    5800 Corporate Drive,
                                    Pittsburgh, Pennsylvania 15237-7010

Boston Financial Data 2 Heritage Drive
Services, Inc.        North Quincy, Massachusetts 02171
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Co-Administrator")  1001 Liberty Avenue
                                    Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.  One M&T Plaza
("Co-Administrator")  Buffalo, New York 14240

MTB Investment Advisors,Inc.        100 E. Pratt Street, 17th Floor
a subsidiary of                     Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

Independence Investment LLC         53 State Street
("Sub-Adviser" to the Boston, Massachusetts 02109
MTB Mid Cap
Stock Fund only)

UBS Global Asset Management         209 South LaSalle Street
(Americas) Inc.                     Chicago, Illinois 60604
("Sub-Adviser" to the MTB
International Equity Fund only)

LSV Asset Management  200 West Madison Street
("Sub-Adviser" to the MTB           Suite 2780
Small Cap Stock Fund only)          Chicago, Illinois 60806

Mazama Capital Management, Inc.           One SW Columbia Street
("Sub-Adviser" to the MTB                 Suite 1860
Small Cap Stock Fund only)                Portland, OR 97258

State Street Bank                       P.O. Box 8609
and Trust Company("Custodian")      Boston, Massachusetts 02266-8609

Item 29.       Management Services:  Not applicable.
               --------------------

Item 30.       Undertakings:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of
               Trustees/Directors and the calling of special shareholder
               meetings by shareholders.

                                          SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
     Investment Company Act of 1940, the Registrant, MTB GROUP OF FUNDS,
     certifies that it meets all of the requirements for effectiveness of this
     Amendment to its Registration Statement pursuant to Rule 485(b) under the
     Securities Act of 1933 and has duly caused this Amendment to its
     Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of
     Pennsylvania, on the 27th day of August, 2004.

                                      MTB GROUP OF FUNDS

                      BY: /s/ C. Grant Anderson
                      C. Grant Anderson, Secretary
                      August 27, 2004

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                           TITLE                        DATE
     ----                           -----                        ----

By:  /s/ C. Grant Anderson
     C. Grant Anderson           Attorney In Fact             August 27, 2004
     SECRETARY        For the Persons
                                 Listed Below

     NAME                           TITLE

Joseph J. Castiglia*                Chairman of the Board and Trustee

Charles L. Davis, Jr.*              Chief Executive Officer
                                    (Principal Executive Officer)

Carl W. Jordan*                     President

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

William H. Cowie, Jr.*              Trustee

John S. Cramer*                     Trustee

Mark J. Czarnecki*                  Trustee

Daniel R. Gernatt, Jr.*             Trustee

Richard B. Seidel*                  Trustee

* By Power of Attorney